UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
                                    BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2023

Date of reporting period: 07/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

 Not Applicable
JULY 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended July 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced, including large- and small-capitalization U.S. stocks and equities from developed and emerging markets.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period ended July 31, 2023. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near-term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions; however, there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
13.52% 13.02%
U.S. small cap equities
(Russell 2000
®
Index)
4.51 7.91
International equities (MSCI
Europe, Australasia, Far
East Index)
6.65 16.79
Emerging market equities
(MSCI Emerging Markets
Index)
3.26 8.35
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.34 3.96
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(2.08) (7.56)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(1.02) (3.37)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.20 0.93
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.92 4.42
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of July 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
Investment Objective
BlackRock Dynamic High Income Portfolio’s (the “Fund”) investment objective is to seek high current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2023, all of the Fund’s share classes underperformed the Fund’s custom benchmark, a blend of 70% MSCI World Index/30%
Bloomberg U.S. Aggregate Bond Index.
The Fund seeks to earn a high level of current income by tactically managing a diversified portfolio of non-traditional sources of yield. The Fund has the flexibility to invest across all asset classes and is managed within a risk-controlled framework, seeking to maintain competitive yield with a risk profile similar to or below that of the custom benchmark. The Fund’s performance is reviewed on an absolute basis due to the nature of its strategy.
What factors influenced performance?
The Fund’s allocation to global equities was the primary contributor to returns given the relatively favorable backdrop for risk assets in the latter half of the period. Holdings in floating-rate securities, such as bank loans and collateralized loan obligations (“CLOs”), also contributed in the rising-rate environment. Equity covered calls further contributed to returns due to strong income generation driven by elevated market volatility over much of the period.
The Fund’s effort to manage duration (interest rate risk) was the largest detractor from performance. (Prices and yields move in opposite directions.) Holdings in real estate investment trusts (“REITs”) also weighed on returns, as the sector experienced weakness amid higher rates, slowing economic growth and challenges brought about by
COVID-19. An allocation to infrastructure equities also detracted, driven in part by weakness within telecommunication-related stocks.
The Fund’s cash position did not have a material impact on performance. The Fund used derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options and covered calls were beneficial.
Describe recent portfolio activity.
The investment adviser made a number of changes to adjust the Fund’s positioning throughout the period in response to the dynamic environment. The Fund ended the period with a modestly lower risk profile than it had one year ago, as the investment adviser reduced the Fund’s positions in bank loans, high yield bonds and preferred stocks. The investment advisor decreased the Fund’s weighting in REITs given the increasing headwinds for the sector. The investment advisor also significantly reduced the allocation to Asian high yield bonds due to troubles in the region’s property sector. At times the investment advisor used the proceeds from these reductions to add to short-term investment grade bonds and cash in an effort to capitalize on the attractive yield opportunities in higher-quality market segments.
Describe portfolio positioning at period end.
The Fund’s cash position was somewhat elevated as the investment adviser was judicious in the portfolio’s overall level of risk following a period of strong market performance.
In addition, cash offered more attractive yields following the substantial increase in interest rates.
The Fund was allocated across a number of diverse asset classes, including investment-grade corporate bonds, senior loans, mortgage-backed securities, high yield bonds, global equities, preferred stocks, equity covered calls and cash. The Fund’s duration was approximately 1.9 years.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2023 (continued)

Fund Summary
BlackRock Dynamic High Income Portfolio
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on November 3, 2014.
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed-income securities. The Fund may also gain exposure to such equity securities and fixed-
income securities by investing in BlackRock equity and/or fixed-income mutual funds and affiliated and unaffiliated exchange-traded funds (“ETFs”). The Fund may also invest up to 50% of its assets in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (70%) and Bloomberg U.S. Aggregate Bond Index (30%).
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 6.62% 6.44% 4.18% N/A 2.87% N/A 4.19% N/A
Investor A ........................... 6.02 5.90 4.04 (1.42)% 2.63 1.53% 3.95 3.31%
Investor C ........................... 5.61 5.45 3.27 2.29 1.88 1.88 3.23 3.23
Class K ............................ 6.67 6.52 4.35 N/A 2.92 N/A 4.25 N/A
70% MSCI World Index/30% Bloomberg U.S.
Aggregate Bond Index ............... — — 8.35 N/A 6.86 N/A 6.75 N/A
MSCI World Index .................... — — 13.48 N/A 9.12 N/A 8.91 N/A
Bloomberg U.S. Aggregate Bond Index ..... — — (3.37) N/A 0.75 N/A 1.11 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund commenced operations on November 3, 2014.

Fund Summary
as of July 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,033.80 $ 3.28 $ 1,000.00 $ 1,021.57 $ 3.26 0.65%
Investor A ................................ 1,000.00 1,033.70 4.54 1,000.00 1,020.33 4.51 0.90
Investor C ................................ 1,000.00 1,030.00 8.30 1,000.00 1,016.61 8.25 1.65
Class K .................................. 1,000.00 1,035.30 3.03 1,000.00 1,021.82 3.01 0.60
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Fund Summary
as of July 31, 2023

Fund Summary
BlackRock Multi-Asset Income Portfolio
Investment Objective
BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2023, all of the Fund’s share classes underperformed the Fund’s custom benchmark, a blend of 50% MSCI World Index/50%
Bloomberg U.S. Aggregate Bond Index.
The Fund employs an unconstrained strategy (i.e., one with the flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the 50/50 custom benchmark. The Fund may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market distress. The following discussion relates to absolute performance due to the nature of the Fund’s strategy.
What factors influenced performance?
The Fund’s allocation to global equities was the primary contributor to returns given the relatively favorable backdrop for risk assets in the latter half of the period. Holdings in floating-rate securities, such as bank loans and collateralized loan obligations (“CLOs”), also contributed in the rising-rate environment. Equity covered calls further contributed to returns due to strong income generation driven by elevated market volatility over much of the period.
The investment adviser’s decision to increase duration by adding to the Fund’s allocation to higher-quality bonds—which reflected its view that rising interest rates and the potential for a recession warranted the addition of portfolio ballast—detracted given that yields rose more than expected. (Prices and yields move in opposite directions).
Holdings in real estate investment trusts (“REITs”) further weighed on returns, as the sector experienced weakness amid higher rates, slowing economic growth and challenges brought about by COVID-19. The Fund’s currency management efforts modestly detracted as the U.S. dollar generally weakened relative to key foreign currencies.
The Fund’s cash position did not have a material impact on performance. The Fund used derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options and covered calls were beneficial.
Describe recent portfolio activity.
The investment adviser made a number of changes to adjust the Fund’s positioning throughout the period in response to the dynamic environment. The investment adviser reduced overall risk early in the period given the broad market weakness and uncertainty that characterized much of 2022. More recently, the investment adviser modestly increased the Fund’s allocation to stocks due to the more favorable backdrop. The investment adviser also reduced the Fund’s weighting in lower-quality fixed income in favor of investment-grade corporate bonds, high-quality mortgages, and investment-grade CLOs as well as significantly reducing the allocation to Asian high yield bonds due to troubles in the region’s property sector.
The investment adviser believed there was a wide range of potential outcomes for the world economy, signaling potential vulnerability for risk assets following a long stretch of positive market performance. While it positioned the Fund to participate in additional potential upside through holdings in stocks and lower-quality bonds, it balanced these positions with increased allocations to high-quality bonds that offered attractive yields and lower downside risk.
The Fund’s cash position was modestly elevated at the end of the period, as the investment adviser was judicious in managing the portfolio’s overall level of risk given the backdrop of elevated asset prices and attractive yields. In addition, cash offered more attractive yields following the substantial increase in interest rates.
Describe portfolio positioning at period end.
The Fund was allocated across a number of diverse asset classes, including investment-grade corporate bonds, senior loans, mortgage-backed securities, high yield bonds, global equities, preferred stocks, equity covered calls and cash. The Fund’s duration was approximately 3.4 years.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Multi-Asset Income Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. In addition, the Fund may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Bloomberg U.S. Aggregate Bond Index (50%).
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 5.95% 5.84% 3.77% N/A 3.31% N/A 4.10% N/A
Investor A ........................... 5.39 5.31 3.51 (1.93)% 3.05 1.95% 3.84 3.28%
Investor C ........................... 4.94 4.83 2.63 1.65 2.26 2.26 3.20 3.20
Class K ............................ 6.00 5.91 3.71 N/A 3.34 N/A 4.12 N/A
50% MSCI World Index/50% Bloomberg U.S.
Aggregate Bond Index ............... — — 4.97 N/A 5.23 N/A 5.59 N/A
MSCI World Index .................... — — 13.48 N/A 9.12 N/A 9.30 N/A
Bloomberg U.S. Aggregate Bond Index ..... — — (3.37) N/A 0.75 N/A 1.50 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

Fund Summary
as of July 31, 2023 (continued)

Fund Summary
BlackRock Multi-Asset Income Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,015.80 $ 2.75 $ 1,000.00 $ 1,022.07 $ 2.76 0.55%
Investor A ................................ 1,000.00 1,014.50 4.00 1,000.00 1,020.83 4.01 0.80
Investor C ................................ 1,000.00 1,009.70 7.72 1,000.00 1,017.11 7.75 1.55
Class K .................................. 1,000.00 1,015.00 2.50 1,000.00 1,022.32 2.51 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Portfolio Information
July 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio
'
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares Core Dividend Growth ETF ..................... 4.8%
iShares iBoxx $ High Yield Corporate Bond ETF ............. 3.4
BlackRock Allocation Target Shares - BATS Series A .......... 2.4
BlackRock Floating Rate Income Portfolio, Class K Shares ...... 1.0
Taiwan Semiconductor Manufacturing Co. Ltd. .............. 0.6
Microsoft Corp. ................................... 0.5
Royal Bank of Canada (UnitedHealth Group, Inc.), 7.31%, 08/31/23 0.4
Clover CLO LLC, 7.34%, 07/20/34 ...................... 0.4
Royal Bank of Canada (Alphabet, Inc.), 14.17%, 09/15/23 ...... 0.4
OHA Credit Funding 3 Ltd., 7.24%, 07/02/35 ............... 0.3
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 26.1%
Corporate Bonds ................................... 17.5
Equity-Linked Notes ................................. 15.7
Asset-Backed Securities .............................. 13.4
Investment Companies ............................... 11.7
Floating Rate Loan Interests ........................... 6.2
Non-Agency Mortgage-Backed Securities .................. 4.6
Preferred Securities ................................. 2.2
Foreign Government Obligations ........................ 2.0
Foreign Agency Obligations ............................ 0.6
U.S. Government Sponsored Agency Securities .............. 0.0
(b)
Fixed Rate Loan Interests ............................. 0.0
(b)
Warrants ........................................ 0.0
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 0.1% of the Fund's total investments.
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares MBS ETF ................................. 3.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF ........ 1.4
iShares Core Dividend Growth ETF ..................... 0.8
Taiwan Semiconductor Manufacturing Co. Ltd. .............. 0.5
Microsoft Corp. ................................... 0.4
AstraZeneca plc .................................. 0.3
Sanofi ......................................... 0.3
iShares iBoxx $ High Yield Corporate Bond ETF ............. 0.3
PFP Ltd., 7.48%, 08/19/35 ............................ 0.3
Houston Center, Term Loan, 0.00%, 01/24/24 ............... 0.3
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 27.4%
Common Stocks ................................... 25.9
Asset-Backed Securities .............................. 14.7
Equity-Linked Notes ................................. 8.6
Non-Agency Mortgage-Backed Securities .................. 7.4
Floating Rate Loan Interests ........................... 6.7
Investment Companies ............................... 5.7
Preferred Securities ................................. 1.9
Foreign Government Obligations ........................ 1.1
Foreign Agency Obligations ............................ 0.6
U.S. Government Sponsored Agency Securities .............. 0.0
(b)
Fixed Rate Loan Interests ............................. 0.0
(b)
Warrants ........................................ 0.0
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 0.1% of the Fund's total investments.

About Fund Performance

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 for BlackRock Dynamic High Income Portfolio and the Class K
Shares inception date of February 3, 2017 for the BlackRock Multi-Asset Income Portfolio is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of
Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2023
BlackRock Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.62%, 04/15/34
(a)(b)
......... USD 500 $ 489,877
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.43%, 01/21/35
(a)(b)
......... 1,000 965,213
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.57%,
10/17/34 .................... 1,000 981,373
Series 2015-AA, Class DR2, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.62%,
10/17/34 .................... 1,000 974,636
AIMCO CLO 14 Ltd., Series 2021-14A, Class
D, (3-mo. CME Term SOFR at 2.90% Floor
+ 3.16%), 8.49%, 04/20/34
(a)(b)
........ 865 812,164
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 .................... 100 90,502
Series 2019-SFR1, Class H, 6.04%,
01/19/39 .................... 100 93,526
Series 2020-SFR3, Class H, 6.50%,
09/17/37 .................... 100 95,593
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class D, (3-mo. LIBOR USD at 2.60%
Floor + 2.60%), 8.23%, 01/28/31
(a)(b)
.... 250 233,081
Anchorage Capital CLO Ltd., Series 2018-1RA,
Class E, (3-mo. LIBOR USD at 5.76% Floor
+ 5.50%), 11.06%, 04/13/31
(a)(b)
....... 1,000 913,114
Apidos CLO XXXI, Series 2019-31A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.67%, 04/15/31
(a)(b)
.... 3,000 2,968,752
Ares LIII CLO Ltd., Series 2019-53A, Class
C, (3-mo. LIBOR USD at 2.65% Floor +
2.65%), 8.26%, 04/24/31
(a)(b)
......... 500 500,533
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 500 163,258
Atrium XIV LLC, Series 14A, Class C, (3-mo.
LIBOR USD at 1.95% Floor + 1.95%),
7.52%, 08/23/30
(a)(b)
............... 250 244,614
Bain Capital Credit CLO Ltd., Series 2019-2A,
Class CR, (3-mo. LIBOR USD at 2.10%
Floor + 2.10%), 7.67%, 10/17/32
(a)(b)
.... 1,000 975,030
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
7.38%, 08/19/38
(a)(b)
............... 970 968,176
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. LIBOR
USD at 1.73% Floor + 1.73%), 5.47%,
04/25/34
(a)
..................... 47 45,473
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class A, (3-mo. LIBOR USD at
1.35% Floor + 1.35%), 6.92%, 01/15/33
(a)(b)
700 696,157
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. LIBOR USD at
1.17% Floor + 1.17%), 6.74%, 10/15/34
(a)(b)
3,500 3,457,125
Bethpage Park CLO Ltd., Series 2021-1A,
Class A, (3-mo. CME Term SOFR at 1.13%
Floor + 1.39%), 6.70%, 01/15/35
(a)(b)
.... 3,000 2,972,985
Buckhorn Park CLO Ltd., Series 2019-1A,
Class AR, (3-mo. CME Term SOFR at 1.12%
Floor + 1.38%), 6.69%, 07/18/34
(a)(b)
.... 2,115 2,082,850
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.27%,
07/15/31 .................... 500 493,026
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.47%,
07/15/31 .................... USD 1,000 $ 968,935
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.72%,
07/15/34 .................... 500 445,191
Series 2020-3A, Class C, (3-mo. LIBOR
USD at 2.50% Floor + 2.50%), 8.07%,
01/15/34 .................... 500 494,002
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.74%,
10/15/34 .................... 3,000 2,965,567
Carlyle US CLO Ltd., Series 2021-1A, Class
A1, (3-mo. LIBOR USD at 1.14% Floor +
1.14%), 6.71%, 04/15/34
(a)(b)
......... 3,000 2,978,466
CarVal CLO I Ltd., Series 2018-1A, Class
D, (3-mo. LIBOR USD + 2.89%), 8.46%,
07/16/31
(a)(b)
.................... 1,000 962,027
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. LIBOR USD + 3.70%), 9.29%,
04/20/29
(a)(b)
.................... 250 244,218
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 1,000 393,163
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class DRR, (3-mo. LIBOR
USD at 2.80% Floor + 2.80%), 8.42%,
04/27/31 .................... 500 488,329
Series 2014-5A, Class DR2, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.97%, 10/17/31 ............... 500 452,759
Series 2015-3A, Class CR, (3-mo. CME
Term SOFR + 1.91%), 7.23%, 04/19/29 250 244,043
Series 2017-1A, Class D, (3-mo. LIBOR
USD + 3.50%), 9.10%, 04/23/29 .... 500 505,574
Series 2019-5A, Class A2RS, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.32%,
01/15/35 .................... 3,000 2,951,717
Series 2020-4A, Class A, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 6.89%,
01/15/34 .................... 3,000 3,005,268
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 2.06% Floor + 1.80%), 7.41%,
04/25/33 .................... 3,500 3,408,077
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.42%,
07/15/33 .................... 2,935 2,861,146
Series 2021-6A, Class A, (3-mo. LIBOR
USD at 1.40% Floor + 1.14%), 6.71%,
10/15/34 .................... 1,750 1,725,589
Clover CLO LLC
(a)(b)
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 2.31% Floor + 2.05%), 7.64%,
04/20/32 .................... 500 488,252
Series 2018-1A, Class DR, (3-mo. LIBOR
USD at 3.36% Floor + 3.10%), 8.69%,
04/20/32 .................... 500 479,560
Series 2020-1A, Class AR, (3-mo. CME
Term SOFR at 1.16% Floor + 1.42%),
6.73%, 04/15/34 ............... 4,000 3,959,708
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.57%,
04/15/34 .................... 900 884,569
Series 2021-1A, Class E, (3-mo. CME Term
SOFR at 6.86% Floor + 6.86%), 12.21%,
04/22/34 .................... 2,000 1,918,685

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.34%,
07/20/34 .................... USD 4,700 $ 4,661,109
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.64%,
07/20/34 .................... 500 493,476
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (3-mo. CME Term SOFR at 6.60%
Floor + 6.86%), 12.17%, 04/15/34
(a)(b)
... 350 317,973
Elmwood CLO II Ltd., Series 2019-2A, Class
AR, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.74%, 04/20/34
(a)(b)
......... 3,000 2,978,092
Elmwood CLO VII Ltd., Series 2020-4A, Class
A, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.96%, 01/17/34
(a)(b)
......... 2,750 2,745,410
Elmwood CLO XI Ltd.
(a)(b)
Series 2021-4A, Class D, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.54%,
10/20/34 .................... 1,500 1,445,157
Series 2021-4A, Class E, (3-mo. CME Term
SOFR at 6.00% Floor + 6.26%), 11.59%,
10/20/34 .................... 1,250 1,195,206
Elmwood CLO XII Ltd., Series 2021-5A, Class
B, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 7.29%, 01/20/35
(a)(b)
......... 2,000 1,984,721
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, 9.68%, 08/15/36
(a)(c)(d)
..... EUR 150 163,986
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (1-mo. LIBOR
USD at 0.50% Floor + 0.50%), 5.91%,
06/25/36 .................... USD 1,750 1,539,484
Series 2006-FF13, Class A1, (1-mo. LIBOR
USD at 0.24% Floor + 0.24%), 5.65%,
10/25/36 .................... 50 32,385
Series 2006-FF13, Class A2C, (1-mo.
LIBOR USD at 0.32% Floor + 0.32%),
5.73%, 10/25/36 ............... 29 19,347
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (3-mo. LIBOR USD at 1.11% Floor +
1.11%), 6.69%, 07/19/34
(a)(b)
......... 3,875 3,819,053
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 8.14%, 10/19/39
(a)(b)
......... 1,500 1,496,124
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
B, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 7.08%, 11/22/31
(a)(b)
......... 2,500 2,472,500
Generate CLO 2 Ltd., Series 3A, Class DR,
(3-mo. LIBOR USD + 3.60%), 9.19%,
10/20/29
(a)(b)
.................... 500 496,764
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (3-mo. LIBOR USD at 1.37% Floor +
1.37%), 6.98%, 01/22/33
(a)(b)
......... 1,000 986,097
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class C, (3-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 8.28%,
04/25/36
(a)(b)
.................... 2,000 2,006,900
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR + 2.76%),
8.07%, 04/15/31
(a)(b)
............... 650 603,112
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.61%, 01/27/31
(a)(b)
........ 500 487,532
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo. LIBOR
USD at 0.70% Floor + 0.70%), 6.11%,
12/25/35 .................... 30 12,656
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-5, Class 1A1, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.77%,
03/25/36 .................... USD 56 $ 17,330
GSAMP Trust, Series 2006-FM3, Class A1, (1-
mo. LIBOR USD at 0.14% Floor + 0.14%),
5.55%, 11/25/36
(a)
................ 103 47,767
Gulf Stream Meridian Ltd., Series 2021-6A,
Class A1, (3-mo. CME Term SOFR at 1.19%
Floor + 1.45%), 6.76%, 01/15/37
(a)(b)
.... 2,300 2,279,021
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.38%,
04/20/35 .................... 750 703,597
Series 2022-1A, Class E, (3-mo. CME Term
SOFR at 6.30% Floor + 6.30%), 11.63%,
04/20/35 .................... 500 445,930
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. LIBOR USD at 1.10% Floor
+ 1.10%), 6.44%, 01/17/38
(a)(b)
........ 246 244,981
Jay Park CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 2.65% Floor +
2.91%), 8.24%, 10/20/27
(a)(b)
......... 250 248,310
Long Beach Mortgage Loan Trust, Series 2006-
4, Class 1A, (1-mo. LIBOR USD at 0.30%
Floor + 0.30%), 5.71%, 05/25/36
(a)
..... 348 197,531
Lucali CLO Ltd., Series 2020-1A, Class D, (3-
mo. LIBOR USD at 3.60% Floor + 3.60%),
9.17%, 01/15/33
(a)(b)
............... 500 481,995
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (3-mo. CME Term SOFR +
2.16%), 7.48%, 04/19/30
(a)(b)
......... 500 492,405
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class C, (3-mo. LIBOR USD at 0.26%
Floor + 2.60%), 8.19%, 04/20/30
(a)(b)
.... 500 476,539
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class DR, (3-mo. CME Term
SOFR at 3.10% Floor + 3.10%), 8.41%,
10/15/32
(a)(b)
.................... 1,000 977,956
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. LIBOR USD at
0.28% Floor + 0.28%), 5.69%, 05/25/37
(a)
650 501,750
MF1 Ltd., Series 2021-FL7, Class A, (1-mo.
LIBOR USD at 1.08% Floor + 1.08%),
6.42%, 10/16/36
(a)(b)
............... 523 515,155
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. LIBOR USD +
3.00%), 8.60%, 10/21/30
(a)(b)
......... 250 231,804
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class D, (3-mo. LIBOR
USD at 2.65% Floor + 2.65%), 8.22%,
10/18/30
(a)(b)
.................... 1,000 965,797
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class D, (3-mo. LIBOR
USD at 2.60% Floor + 2.60%), 8.17%,
01/15/30
(a)(b)
.................... 500 482,590
Neuberger Berman Loan Advisers CLO 34
Ltd., Series 2019-34A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor + 1.75%),
7.08%, 01/20/35
(a)(b)
............... 4,000 3,920,586
Neuberger Berman Loan Advisers CLO 38
Ltd., Series 2020-38A, Class AR, (3-mo.
CME Term SOFR at 1.14% Floor + 1.40%),
6.73%, 10/20/35
(a)(b)
............... 1,900 1,881,238

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2021-44A, Class E, (3-mo. CME
Term SOFR at 6.00% Floor + 6.26%),
11.57%, 10/16/34
(a)(b)
.............. USD 2,000 $ 1,906,911
Oaktree CLO Ltd., Series 2021-1A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.73%, 07/15/34
(a)(b)
......... 1,875 1,834,115
Oakwood Mortgage Investors, Inc., Series
1998-D, Class M1, 7.42%, 01/15/29
(b)
... 147 138,734
OCP CLO Ltd., Series 2015-10A, Class ER2,
(3-mo. CME Term SOFR at 6.76% Floor +
6.76%), 12.11%, 01/26/34
(a)(b)
......... 1,000 914,490
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (3-mo. CME Term SOFR
at 0.26% Floor + 3.01%), 8.34%, 01/20/31
(a)
(b)
........................... 500 448,835
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.42%,
07/17/30
(a)(b)
.................... 250 241,375
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class BR, (3-mo. LIBOR USD at 1.65%
Floor + 1.65%), 7.24%, 07/02/35
(a)(b)
.... 4,000 3,962,400
OHA Credit Funding 5 Ltd., Series 2020-5A,
Class A1, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.74%, 04/18/33
(a)(b)
.... 500 498,722
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. LIBOR USD at 2.90%
Floor + 2.90%), 8.28%, 02/20/34
(a)(b)
.... 1,000 985,316
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. LIBOR
USD at 2.11% Floor + 1.85%), 7.42%,
10/17/31 .................... 800 781,508
Series 2015-1A, Class CR4, (3-mo. LIBOR
USD at 2.85% Floor + 2.85%), 8.23%,
05/21/34 .................... 500 483,818
Series 2015-2A, Class BR2, (3-mo. CME
Term SOFR + 2.21%), 7.54%, 07/20/30 750 734,739
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.32%,
11/14/34 .................... 500 484,943
Series 2021-4A, Class A, (3-mo. LIBOR
USD at 1.43% Floor + 1.17%), 6.74%,
10/15/34 .................... 3,000 2,973,963
Series 2021-4A, Class D, (3-mo. LIBOR
USD at 3.21% Floor + 2.95%), 8.52%,
10/15/34 .................... 3,000 2,921,981
Series 2021-4A, Class E, (3-mo. CME Term
SOFR at 6.31% Floor + 6.31%), 11.62%,
10/15/34 .................... 3,000 2,868,112
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.38%,
04/20/35 .................... 1,500 1,445,783
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.38%,
04/20/35 .................... 1,000 983,719
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.48%, 08/19/35
(a)(b)
............... 2,750 2,746,562
PPM CLO 4 Ltd., Series 2020-4A, Class AR, (3-
mo. LIBOR USD at 1.19% Floor + 1.19%),
6.76%, 10/18/34
(a)(b)
............... 1,000 990,459
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
... 2,000 1,740,464
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 12 Ltd., Series 2021-12A, Class
D, (3-mo. LIBOR USD at 3.05% Floor +
3.05%), 8.68%, 10/30/34
(a)(b)
......... USD 1,500 $ 1,398,102
Rad CLO 14 Ltd., Series 2021-14A, Class
D, (3-mo. LIBOR USD at 3.00% Floor +
3.00%), 8.57%, 01/15/35
(a)(b)
......... 1,000 940,082
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.86%,
10/25/39
(a)(b)
.................... 2,496 2,495,038
Regatta Funding LP, Series 2013-2A, Class
CR2, (3-mo. LIBOR USD + 3.70%), 9.27%,
01/15/29
(a)(b)
.................... 500 495,426
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.74%, 04/20/34
(a)(b)
......... 250 244,416
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. LIBOR USD + 2.10%),
7.67%, 07/15/31
(a)(b)
............... 500 492,122
Regatta XV Funding Ltd.
(a)(b)
Series 2018-4A, Class A2, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.46%,
10/25/31 .................... 285 280,887
Series 2018-4A, Class C, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.91%,
10/25/31 .................... 250 240,029
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (3-mo. LIBOR USD at 3.90% Floor
+ 3.90%), 9.47%, 01/15/33
(a)(b)
........ 500 490,042
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. LIBOR USD at 3.05% Floor
+ 3.05%), 8.64%, 01/20/35
(a)(b)
........ 1,000 962,534
Rockfield Park CLO DAC, Series 1X, Class C,
6.18%, 07/16/34
(a)(d)
............... EUR 150 152,756
Rockford Tower CLO Ltd., Series 2018-2A,
Class C, (3-mo. LIBOR USD at 2.20% Floor
+ 2.20%), 7.79%, 10/20/31
(a)(b)
........ USD 300 294,473
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
DR, (3-mo. LIBOR USD at 3.46% Floor +
3.20%), 8.81%, 10/26/34
(a)(b)
......... 1,000 846,250
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (3-mo. LIBOR USD at 2.00% Floor +
2.00%), 7.63%, 04/30/32
(a)(b)
......... 500 494,159
Silver Creek CLO Ltd., Series 2014-1A, Class
DR, (3-mo. LIBOR USD at 3.35% Floor +
3.35%), 8.94%, 07/20/30
(a)(b)
......... 500 496,909
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1A, (3-mo. LIBOR USD at 1.32%
Floor + 1.32%), 6.91%, 10/20/32
(a)(b)
.... 1,000 998,000
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (3-mo. CME Term SOFR + 2.01%),
7.32%, 04/16/31
(a)(b)
............... 500 482,766
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (3-mo. LIBOR USD at 2.21% Floor +
1.95%), 7.54%, 04/20/34
(a)(b)
......... 500 488,070
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (3-mo. LIBOR USD at 2.75% Floor +
2.75%), 8.38%, 01/29/32
(a)(b)
......... 1,000 982,410
TICP CLO VI Ltd., Series 2016-6A, Class
AR2, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.69%, 01/15/34
(a)(b)
......... 4,000 3,956,042
TICP CLO VII Ltd., Series 2017-7A, Class
CR, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.72%, 04/15/33
(a)(b)
......... 500 489,587

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XI Ltd., Series 2018-11A, Class
D, (3-mo. LIBOR USD at 3.05% Floor +
3.05%), 8.64%, 10/20/31
(a)(b)
......... USD 300 $ 295,951
Upland CLO Ltd., Series 2016-1A, Class
CR, (3-mo. LIBOR USD + 2.90%), 8.49%,
04/20/31
(a)(b)
.................... 500 462,456
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (3-mo. LIBOR USD at 2.90% Floor
+ 2.90%), 8.49%, 01/20/35
(a)(b)
........ 1,000 934,535
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.83%, 10/24/34
(a)(b)
......... 2,500 2,473,388
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.79%, 10/15/34
(a)(b)
......... 1,000 993,284
Whitebox CLO IV Ltd., Series 2023-4A, Class
D, (3-mo. CME Term SOFR at 5.15% Floor
+ 5.15%), 9.93%, 04/20/36
(a)(b)
........ 1,000 1,001,674
Total Asset-Backed Securities — 12.8%
(Cost: $155,561,699) ............................. 153,079,606
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
L3Harris Technologies, Inc. ............ 7,599 1,439,934
RTX Corp. ....................... 11,700 1,028,781
2,468,715
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B ...... 8,732 1,634,019
1,634,019
Automobile Components — 0.1%
Lear Corp. ....................... 6,570 1,016,773
Automobiles — 0.2%
General Motors Co. ................. 23,380 897,091
Maruti Suzuki India Ltd. .............. 7,643 913,361
1,810,452
Banks — 1.7%
Absa Group Ltd. ................... 65,828 697,674
Abu Dhabi Commercial Bank PJSC ...... 201,503 481,689
Axis Bank Ltd. ..................... 90,013 1,045,005
Bank of China Ltd., Class H ............ 2,296,000 851,582
Bank Rakyat Indonesia Persero Tbk. PT ... 4,400,594 1,647,600
Citigroup, Inc. ..................... 40,664 1,938,046
Citizens Financial Group, Inc. .......... 68,238 2,201,358
Commercial International Bank Egypt SAE .. 116,034 149,581
DBS Group Holdings Ltd. ............. 40,300 1,039,621
First Citizens BancShares, Inc., Class A .... 959 1,372,617
Grupo Financiero Banorte SAB de CV, Class O 155,134 1,471,017
HDFC Bank Ltd. ................... 73,516 1,475,914
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 1,426,000 696,355
M&T Bank Corp. ................... 9,070 1,268,530
OTP Bank Nyrt. .................... 20,214 735,105
Powszechna Kasa Oszczednosci Bank Polski
SA .......................... 108,184 1,097,638
Sberbank of Russia PJSC
(c)
............ 98,136 11
TCS Group Holding plc, GDR, Class A
(c)(d)(e)
. 8,849 89
Wells Fargo & Co. .................. 46,754 2,158,165
20,327,597
Security
Shares
Shares Value
Beverages — 0.2%
Ambev SA ....................... 275,667 $ 863,363
Kweichow Moutai Co. Ltd., Class A ....... 3,556 938,515
Wuliangye Yibin Co. Ltd., Class A ........ 29,649 753,058
2,554,936
Biotechnology — 0.2%
AbbVie, Inc. ...................... 13,795 2,063,456
Broadline Retail — 0.3%
(e)
Alibaba Group Holding Ltd. ............ 150,600 1,924,575
Alibaba Group Holding Ltd., ADR ........ 4,792 489,551
Prosus NV ....................... 13,867 1,096,983
3,511,109
Building Products — 0.1%
Carrier Global Corp. ................. 28,605 1,703,428
Capital Markets — 0.5%
B3 SA - Brasil Bolsa Balcao ............ 371,255 1,171,372
Carlyle Group, Inc. (The) .............. 31,120 1,109,428
FactSet Research Systems, Inc. ......... 589 256,238
GF Securities Co. Ltd., Class H ......... 435,000 696,013
Intercontinental Exchange, Inc. ......... 16,951 1,945,975
MSCI, Inc. ....................... 527 288,838
Raymond James Financial, Inc. ......... 7,330 806,813
State Street Corp. .................. 3,173 229,852
6,504,529
Chemicals — 0.4%
Air Liquide SA ..................... 6,962 1,251,725
Hansol Chemical Co. Ltd. ............. 3,747 575,918
International Flavors & Fragrances, Inc. .... 24,816 2,099,682
Sociedad Quimica y Minera de Chile SA, ADR 9,627 709,414
4,636,739
Commercial Services & Supplies — 0.2%
Cintas Corp. ...................... 274 137,559
Republic Services, Inc. ............... 8,987 1,358,026
Waste Management, Inc. .............. 1,537 251,745
1,747,330
Communications Equipment — 0.2%
Accton Technology Corp. ............. 63,000 768,623
Cisco Systems, Inc. ................. 26,348 1,371,150
Nokia OYJ, ADR ................... 69,097 272,242
2,412,015
Construction & Engineering — 0.0%
Eiffage SA ....................... 1,455 151,375
Consumer Finance — 0.3%
American Express Co. ............... 7,311 1,234,682
Capital One Financial Corp. ............ 2,212 258,848
Kaspi.KZ JSC, GDR
(d)
................ 9,580 878,144
SBI Cards & Payment Services Ltd. ...... 55,984 582,797
Synchrony Financial ................. 23,066 796,700
3,751,171
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp. .............. 574 321,824
CP ALL PCL, NVDR ................. 434,200 805,967
Dollar General Corp. ................ 6,460 1,090,836
Fix Price Group plc, GDR
(b)(c)(d)(e)
......... 142,398 291,916
Sendas Distribuidora SA .............. 302,608 869,028
Wal-Mart de Mexico SAB de CV ......... 369,447 1,538,903
Walmart, Inc. ...................... 1,945 310,928
X5 Retail Group NV, GDR
(c)(d)(e)
.......... 21,432 214
5,229,616

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging — 0.2%
Amcor plc ........................ 2,824 $ 28,974
Avery Dennison Corp. ................ 1,325 243,813
Ball Corp. ........................ 4,336 254,480
Packaging Corp. of America ........... 1,274 195,368
Sealed Air Corp. ................... 35,459 1,617,639
WestRock Co. ..................... 2,785 92,713
2,432,987
Diversified REITs — 0.2%
Cromwell European REIT
(d)
............ 460,703 815,534
Fibra Uno Administracion SA de CV ...... 496,006 745,564
LXI REIT plc
(d)
..................... 942,972 1,151,470
2,712,568
Diversified Telecommunication Services — 0.5%
AT&T, Inc. ........................ 27,617 400,999
Cellnex Telecom SA
(b)(d)
............... 50,476 2,061,394
Koninklijke KPN NV ................. 346,912 1,255,216
TELUS Corp. ..................... 86,807 1,545,693
Verizon Communications, Inc. .......... 35,573 1,212,328
6,475,630
Electric Utilities — 0.9%
Alliant Energy Corp. ................. 15,054 809,002
American Electric Power Co., Inc. ........ 10,496 889,431
CLP Holdings Ltd. .................. 64,000 521,673
Duke Energy Corp. ................. 17,004 1,591,914
Edison International ................. 5,314 382,395
Entergy Corp. ..................... 8,157 837,724
Eversource Energy ................. 10,802 781,309
Exelon Corp. ...................... 42,710 1,787,841
NextEra Energy, Inc. ................ 17,274 1,266,184
PG&E Corp.
(e)
..................... 46,024 810,483
Southern Co. (The) ................. 8,174 591,307
SSE plc ......................... 9,577 207,085
Terna - Rete Elettrica Nazionale ......... 50,357 425,466
Xcel Energy, Inc. ................... 4,688 294,078
11,195,892
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A ............. 2,871 253,538
CDW Corp. ....................... 697 130,388
Delta Electronics, Inc. ................ 55,000 642,054
Lotes Co. Ltd. ..................... 24,000 571,853
Maxscend Microelectronics Co. Ltd., Class A 30,420 513,135
Samsung SDI Co. Ltd. ............... 844 440,572
TE Connectivity Ltd. ................. 8,469 1,215,217
3,766,757
Energy Equipment & Services — 0.2%
Baker Hughes Co. .................. 710 25,411
Baker Hughes Co., Class A ............ 46,058 1,648,416
Halliburton Co. .................... 6,642 259,569
Schlumberger NV .................. 5,028 293,334
2,226,730
Entertainment — 0.1%
Walt Disney Co. (The)
(e)
.............. 17,040 1,514,686
Financial Services — 0.3%
Equitable Holdings, Inc. .............. 23,497 674,129
Fidelity National Information Services, Inc. .. 24,564 1,483,174
Jack Henry & Associates, Inc. .......... 590 98,866
Visa, Inc., Class A .................. 2,958 703,206
2,959,375
Security
Shares
Shares Value
Food Products — 0.5%
China Mengniu Dairy Co. Ltd. .......... 216,000 $ 820,409
Danone SA ....................... 4,885 298,311
Kraft Heinz Co. (The) ................ 47,610 1,722,530
Mondelez International, Inc., Class A ...... 31,119 2,306,851
Nestle SA (Registered) ............... 2,652 324,921
5,473,022
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. ............. 61,100 742,658
Tokyo Gas Co. Ltd. ................. 12,500 283,451
1,026,109
Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd. ....... 7,613 626,423
CSX Corp. ....................... 15,956 531,654
Norfolk Southern Corp. ............... 2,431 567,857
Union Pacific Corp. ................. 1,781 413,228
West Japan Railway Co. .............. 3,700 152,012
2,291,174
Health Care Equipment & Supplies — 0.8%
Baxter International, Inc. .............. 37,450 1,693,864
EssilorLuxottica SA ................. 8,388 1,687,458
Koninklijke Philips NV
(e)
............... 28,715 596,515
Medtronic plc ..................... 36,875 3,236,150
ResMed, Inc. ..................... 1,036 230,355
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 13,700 568,499
Zimmer Biomet Holdings, Inc. .......... 8,236 1,137,803
9,150,644
Health Care Providers & Services — 0.8%
AmerisourceBergen Corp. ............. 1,277 238,671
Cardinal Health, Inc. ................. 14,260 1,304,362
Cigna Group (The) .................. 4,078 1,203,418
Elevance Health, Inc. ................ 1,984 935,714
Hapvida Participacoes e Investimentos SA
(b)(d)(e)
939,827 959,950
HCA Healthcare, Inc. ................ 843 229,979
Humana, Inc. ..................... 595 271,814
Laboratory Corp. of America Holdings ..... 7,996 1,710,584
McKesson Corp. ................... 614 247,074
UnitedHealth Group, Inc. .............. 5,022 2,542,990
Universal Health Services, Inc., Class B ... 1,581 219,696
9,864,252
Health Care REITs — 0.9%
Assura plc ....................... 3,978,160 2,417,904
Community Healthcare Trust, Inc. ........ 14,111 497,272
Healthpeak Properties, Inc. ............ 68,575 1,496,992
Omega Healthcare Investors, Inc. ........ 59,451 1,896,487
Physicians Realty Trust ............... 136,515 2,012,231
Target Healthcare REIT plc ............ 1,309,846 1,235,528
Ventas, Inc. ...................... 17,427 845,558
Welltower, Inc. ..................... 10,377 852,471
11,254,443
Hotels, Restaurants & Leisure — 0.3%
Domino's Pizza, Inc. ................. 319 126,560
OPAP SA, Class R .................. 37,159 653,536
Sands China Ltd.
(e)
.................. 248,400 956,964
Wynn Macau Ltd.
(e)(f)
................. 720,400 753,397
Yum China Holdings, Inc. ............. 16,484 1,005,854
3,496,311
Household Durables — 0.4%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes ................... 187,557 947,949
JS Global Lifestyle Co. Ltd.
(b)(d)(e)(f)
........ 523,500 93,258

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Newell Brands, Inc. ................. 48,509 $ 541,360
SharkNinja, Inc.
(e)
................... 20,940 885,971
Sony Group Corp., ADR .............. 7,010 656,136
Taylor Wimpey plc .................. 1,031,310 1,513,819
4,638,493
Household Products — 0.2%
Reckitt Benckiser Group plc ............ 29,789 2,231,558
Independent Power and Renewable Electricity Producers — 0.0%
Boralex, Inc., Class A ................ 5,411 140,009
Industrial Conglomerates — 0.1%
Astra International Tbk. PT ............ 1,877,800 853,356
Siemens AG (Registered) ............. 1,871 318,897
1,172,253
Industrial REITs — 0.8%
ESR Kendall Square REIT Co. Ltd. ....... 411,882 1,281,464
Goodman Group ................... 104,675 1,447,358
LondonMetric Property plc ............. 436,157 1,034,730
Prologis, Inc. ...................... 23,691 2,955,452
Rexford Industrial Realty, Inc. .......... 32,284 1,778,526
Warehouses De Pauw CVA ............ 46,668 1,378,912
9,876,442
Insurance — 0.8%
American International Group, Inc. ....... 20,693 1,247,374
Assurant, Inc. ..................... 9,144 1,229,959
Brown & Brown, Inc. ................. 627 44,172
Fidelity National Financial, Inc., Class A .... 37,829 1,481,762
Globe Life, Inc. .................... 2,161 242,399
Prudential plc ..................... 189,061 2,625,364
Travelers Cos., Inc. (The) ............. 1,383 238,720
Willis Towers Watson plc .............. 3,413 721,269
Zurich Insurance Group AG ............ 3,233 1,563,151
9,394,170
Interactive Media & Services — 0.1%
Alphabet, Inc., Class C
(e)
.............. 2,240 298,167
Meta Platforms, Inc., Class A
(e)
.......... 1,052 335,167
Tencent Holdings Ltd. ................ 4,500 206,825
840,159
IT Services — 0.7%
Accenture plc, Class A ............... 7,461 2,360,287
Cognizant Technology Solutions Corp., Class A 31,774 2,098,037
Infosys Ltd., ADR ................... 41,119 685,043
NEXTDC Ltd.
(e)
.................... 163,157 1,400,298
SUNeVision Holdings Ltd. ............. 2,094,000 1,088,330
Tata Consultancy Services Ltd. ......... 23,068 960,990
8,592,985
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. ............. 2,000 243,540
Fortrea Holdings, Inc.
(e)
............... 7,996 255,552
Joinn Laboratories China Co. Ltd., Class A .. 7,280 28,637
Lonza Group AG (Registered) .......... 2,434 1,414,242
1,941,971
Machinery — 0.3%
Komatsu Ltd. ..................... 65,400 1,832,145
Otis Worldwide Corp. ................ 20,452 1,860,314
Xylem, Inc. ....................... 702 79,150
3,771,609
Media — 0.2%
Comcast Corp., Class A .............. 32,490 1,470,497
Fox Corp., Class A .................. 16,541 553,297
Security
Shares
Shares Value
Media (continued)
SES SA, ADR ..................... 29,790 $ 192,994
2,216,788
Metals & Mining — 0.2%
Barrick Gold Corp. .................. 30,047 519,513
Gold Fields Ltd. .................... 25,875 401,300
Gold Fields Ltd., ADR ................ 9,065 140,236
Zijin Mining Group Co. Ltd., Class H ...... 500,000 863,562
1,924,611
Multi-Utilities — 0.6%
Ameren Corp. ..................... 7,117 609,713
CenterPoint Energy, Inc. .............. 13,632 410,187
CMS Energy Corp. .................. 14,162 864,873
Dominion Energy, Inc. ................ 6,798 364,033
DTE Energy Co. ................... 6,125 700,088
National Grid plc ................... 83,645 1,108,700
NiSource, Inc. ..................... 29,763 828,602
Public Service Enterprise Group, Inc. ..... 4,752 299,946
Sempra ......................... 11,147 1,661,126
6,847,268
Office REITs — 0.5%
Alexandria Real Estate Equities, Inc. ...... 24,147 3,034,795
Boston Properties, Inc. ............... 24,834 1,654,690
SL Green Realty Corp. ............... 29,371 1,107,580
5,797,065
Oil, Gas & Consumable Fuels — 1.1%
BP plc .......................... 277,235 1,720,091
Cheniere Energy, Inc. ................ 3,677 595,159
ConocoPhillips .................... 4,006 471,586
DT Midstream, Inc. .................. 6,328 338,675
Ecopetrol SA, ADR .................. 38,016 445,547
Enbridge, Inc. ..................... 18,360 675,003
Exxon Mobil Corp. .................. 2,969 318,396
Koninklijke Vopak NV ................ 4,293 161,854
Kosmos Energy Ltd.
(e)
................ 108,150 767,865
LUKOIL PJSC
(c)
.................... 44,196 5
MOL Hungarian Oil & Gas plc .......... 73,424 579,660
Novatek PJSC
(c)
................... 80 —
Pembina Pipeline Corp. .............. 18,270 578,450
Shell plc ......................... 105,669 3,225,160
S-Oil Corp. ....................... 12,130 713,052
Targa Resources Corp. ............... 8,807 722,086
TC Energy Corp. ................... 7,235 259,300
Williams Cos., Inc. (The) .............. 36,108 1,243,921
12,815,810
Passenger Airlines — 0.1%
InterGlobe Aviation Ltd.
(b)(d)(e)
........... 24,386 769,414
Personal Care Products — 0.1%
Godrej Consumer Products Ltd.
(e)
........ 52,623 663,404
Unilever plc, ADR .................. 13,547 727,880
1,391,284
Pharmaceuticals — 0.8%
AstraZeneca plc ................... 21,247 3,052,690
Bayer AG (Registered) ............... 17,081 998,956
Eli Lilly & Co. ..................... 896 407,277
Novo Nordisk A/S, Class B ............ 9,151 1,475,619
Novo Nordisk A/S, ADR .............. 1,549 249,544
Sanofi .......................... 29,523 3,149,648
9,333,734

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. ......... 90,110 $ 1,065,100
Leidos Holdings, Inc. ................ 19,828 1,854,513
NMG, Inc.
(e)
....................... 602 69,230
Paychex, Inc. ..................... 16,979 2,130,355
RELX plc ........................ 50,677 1,702,822
Robert Half, Inc. ................... 2,252 166,986
SS&C Technologies Holdings, Inc. ....... 21,206 1,235,250
8,224,256
Real Estate Management & Development — 0.5%
CK Asset Holdings Ltd. ............... 208,500 1,207,439
Corp. Inmobiliaria Vesta SAB de CV, ADR .. 16,543 600,015
Hang Lung Properties Ltd. ............. 443,000 691,323
Hulic Co. Ltd. ..................... 134,400 1,144,309
VGP NV ......................... 5,469 583,887
Vonovia SE ....................... 65,959 1,536,844
5,763,817
Residential REITs — 0.4%
Mid-America Apartment Communities, Inc. .. 262 39,211
Sun Communities, Inc. ............... 16,564 2,158,289
UDR, Inc. ........................ 66,489 2,718,070
4,915,570
Retail REITs — 0.3%
Link REIT ........................ 367,700 2,066,900
Spirit Realty Capital, Inc. .............. 48,785 1,967,499
4,034,399
Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp. ....................... 9,441 337,705
MediaTek, Inc. ..................... 50,000 1,100,246
Monolithic Power Systems, Inc. ......... 160 89,518
Taiwan Semiconductor Manufacturing Co. Ltd. 363,000 6,554,910
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR ......................... 5,284 523,909
8,606,288
Software — 0.6%
Microsoft Corp. .................... 15,627 5,249,422
Oracle Corp. ...................... 16,156 1,893,968
7,143,390
Specialized REITs — 1.0%
American Tower Corp. ............... 15,674 2,982,919
Crown Castle, Inc. .................. 13,633 1,476,317
Digital Realty Trust, Inc. .............. 9,318 1,161,209
EPR Properties .................... 38,568 1,721,675
Equinix, Inc. ...................... 1,611 1,304,781
SBA Communications Corp. ........... 4,188 916,963
VICI Properties, Inc. ................. 87,120 2,742,538
12,306,402
Specialty Retail — 0.2%
Advance Auto Parts, Inc. .............. 2,154 160,236
Best Buy Co., Inc. .................. 1,430 118,762
Home Depot, Inc. (The) .............. 1,116 372,565
Industria de Diseno Textil SA ........... 20,154 771,451
Tractor Supply Co. .................. 410 91,836
Truworths International Ltd. ............ 226,421 908,913
2,423,763
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ....................... 14,338 2,816,700
HP, Inc. ......................... 11,270 369,994
Samsung Electronics Co. Ltd. .......... 5,020 274,859
Samsung Electronics Co. Ltd., GDR
(b)(d)
.... 1,355 1,845,980
5,307,533
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.2%
Kering SA ........................ 1,813 $ 1,040,961
LVMH Moet Hennessy Louis Vuitton SE .... 947 879,543
Ralph Lauren Corp., Class A ........... 1,936 254,255
2,174,759
Tobacco — 0.3%
British American Tobacco plc ........... 39,100 1,314,860
Philip Morris International, Inc. .......... 19,578 1,952,318
3,267,178
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)(d)
................ 98,300 823,967
Fastenal Co. ...................... 3,600 210,996
Ferguson plc ...................... 8,107 1,303,772
MSC Industrial Direct Co., Inc., Class A .... 3,380 341,109
2,679,844
Transportation Infrastructure — 0.6%
Aena SME SA
(b)(d)
................... 6,780 1,082,713
Aeroports de Paris .................. 5,774 797,343
Atlas Arteria Ltd.
(g)
.................. 138,933 587,291
Auckland International Airport Ltd.
(e)
...... 80,152 418,414
Flughafen Zurich AG (Registered) ........ 3,525 746,233
Fraport AG Frankfurt Airport Services
Worldwide
(e)
.................... 8,154 430,816
Getlink SE ....................... 10,604 186,390
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 43,771 832,812
Japan Airport Terminal Co. Ltd. ......... 3,500 163,102
Salik Co. PJSC .................... 198,804 169,969
Transurban Group
(g)
................. 200,186 1,932,805
7,347,888
Water Utilities — 0.0%
United Utilities Group plc .............. 21,661 277,771
Wireless Telecommunication Services — 0.2%
KDDI Corp. ....................... 35,700 1,050,712
Rogers Communications, Inc., Class B .... 15,362 672,659
Vodafone Group plc ................. 876,390 833,676
2,557,047
Total Common Stocks — 24.9%
(Cost: $283,085,603) ............................. 298,089,368
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.5%
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. USD 9 9,032
7.13%, 06/15/26 ................. 951 943,492
7.88%, 04/15/27 ................. 493 491,430
6.00%, 02/15/28 ................. 272 255,732
7.45%, 05/01/34 ................. 190 217,930
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 13 11,993
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
.................... 570 576,042
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
200 183,846
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 570 561,715
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 9 8,996
9.38%, 11/30/29 ................. 268 286,880
TransDigm, Inc.
6.25%, 03/15/26
(b)
................ 1,021 1,015,503

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.38%, 06/15/26 ................. USD 46 $ 45,530
7.50%, 03/15/27 ................. 69 68,972
6.75%, 08/15/28
(b)
................ 690 692,059
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 426 437,559
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(b)
.................... 84 7,980
5,814,691
Automobile Components — 0.4%
Clarios Global LP
6.75%, 05/15/25
(b)
................ 288 288,662
4.38%, 05/15/26
(d)
................ EUR 100 106,652
6.25%, 05/15/26
(b)
................ USD 564 563,581
8.50%, 05/15/27
(b)
................ 1,715 1,736,415
Dana Financing Luxembourg SARL, 8.50%,
07/15/31
(d)
.................... EUR 200 230,895
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 219 201,409
Forvia
(d)
7.25%, 06/15/26 ................. EUR 100 115,310
2.75%, 02/15/27 ................. 200 203,407
3.75%, 06/15/28 ................. 200 205,057
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. USD 66 67,650
5.00%, 07/15/29 ................. 38 35,040
5.63%, 04/30/33 ................. 39 34,926
Icahn Enterprises LP
6.25%, 05/15/26 ................. 296 277,482
5.25%, 05/15/27 ................. 372 327,918
4.38%, 02/01/29 ................. 103 83,543
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash
or 9.50% PIK), 05/15/28
(a)(d)(h)
........ EUR 175 201,552
ZF Europe Finance BV, 2.00%, 02/23/26
(d)
.. 300 305,410
4,984,909
Automobiles — 0.1%
(d)
Jaguar Land Rover Automotive plc
6.88%, 11/15/26 ................. 100 113,523
4.50%, 07/15/28 ................. 100 101,739
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)
.......... 600 616,951
ZF Finance GmbH, 2.25%, 05/03/28 ..... 100 95,657
927,870
Banks — 1.5%
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.04%), 6.00%
(a)(d)(i)
. 200 216,360
Banco BPM SpA
(a)(d)
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28 .................... 150 166,171
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ............... 300 291,333
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ............... 200 193,538
Banco de Sabadell SA
(a)(d)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(i)
..................... 200 193,446
(1-Year EUR Swap Annual + 2.40%),
5.25%, 02/07/29 ............... 100 109,968
(5-Year EUR Swap Annual + 2.20%),
2.00%, 01/17/30 ............... 200 203,213
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ............... 200 195,689
Banco do Brasil SA, 6.25%, 04/18/30
(b)
.... USD 347 345,569
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(i)
........ 217 186,077
Security
Par (000)
Par (000) Value
Banks (continued)
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.47%), 7.13%, 07/18/33
(a)(b)(d)
........ USD 231 $ 227,022
Bank of Ireland Group plc
(a)(d)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(i)
..................... EUR 200 217,701
(5-Year EUR Swap Annual + 2.80%),
2.38%, 10/14/29 ............... 100 105,629
Barclays plc
(a)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.67%), 8.00% USD 200 196,936
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% 1,650 1,507,298
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% 1,265 1,176,450
BNP Paribas SA
(a)(i)
(5-Year USD Swap Semi + 5.15%), 7.38%
(d)
200 197,520
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(b)
..................... 825 630,901
CaixaBank SA, (5-Year EUR Swap Annual +
6.50%), 6.75%
(a)(d)(i)
.............. EUR 200 216,905
Commerzbank AG
(a)(d)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(i)
..................... 200 203,407
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 .................... GBP 100 127,625
Credit Agricole SA, (5-Year USD Swap Semi +
6.19%), 8.13%
(a)(b)(i)
.............. USD 675 677,025
Danske Bank A/S, (7-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.13%), 7.00%
(a)(d)(i)
.............. 1,805 1,727,519
HSBC Holdings plc
(a)(i)
(5-Year USD Swap Rate + 4.37%), 6.38% 718 693,175
(5-Year USD Swap Rate + 3.75%), 6.00% 487 445,390
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
.... 317 270,344
Intesa Sanpaolo SpA
(a)(d)(i)
(5-Year EUR Swap Annual + 6.07%), 5.88% EUR 200 210,419
(5-Year EUR Swap Annual + 5.85%), 5.50% 250 237,866
JPMorgan Chase & Co., Series W, (3-mo.
LIBOR USD + 1.00%), 6.32%, 05/15/47
(a)
. USD 1,492 1,251,987
Lloyds Banking Group plc
(a)(i)
(5-Year USD Swap Semi + 4.50%), 7.50% 380 359,195
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 485 451,212
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% 450 421,200
Nordea Bank Abp
(a)(b)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.11%), 6.63% 1,075 1,039,385
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 3.75% 560 429,208
Societe Generale SA
(a)(i)
(5-Year USD Swap Rate + 5.87%), 8.00%
(b)
1,050 1,028,475
(5-Year EUR Swap Annual + 5.23%),
7.88%
(d)
..................... EUR 200 216,876
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a)(b)(i)
.............. USD 850 663,765
UniCredit SpA
(a)(d)
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(i)
............... EUR 200 220,866

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32 ............... EUR 200 $ 194,277
17,446,942
Biotechnology — 0.0%
(d)
Cidron Aida Finco SARL, 6.25%, 04/01/28 .. GBP 100 111,972
Grifols SA
1.63%, 02/15/25 ................. EUR 100 105,882
3.88%, 10/15/28 ................. 100 94,619
312,473
Broadline Retail — 0.0%
(b)
LCM Investments Holdings II LLC, 8.25%,
08/01/31 ..................... USD 119 120,886
Match Group Holdings II LLC
5.63%, 02/15/29 ................. 83 78,865
3.63%, 10/01/31 ................. 50 41,160
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 76 71,031
311,942
Building Products — 0.1%
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 155 151,169
HT Troplast GmbH, 9.38%, 07/15/28
(d)
.... EUR 111 121,859
JELD-WEN, Inc., 4.63%, 12/15/25
(b)
..... USD 12 11,717
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 66 61,380
9.75%, 07/15/28 ................. 73 71,845
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... 556 529,985
Standard Industries, Inc.
(b)
4.38%, 07/15/30 ................. 95 82,468
3.38%, 01/15/31 ................. 13 10,498
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 38 35,849
1,076,770
Capital Markets — 0.5%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 135 139,198
Blue Owl Credit Income Corp.
5.50%, 03/21/25 ................. 159 153,939
7.75%, 09/16/27
(b)
................ 61 60,857
Castor SpA, (3-mo. EURIBOR at 5.25% Floor +
5.25%), 8.78%, 02/15/29
(a)(d)
......... EUR 100 104,200
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 165 150,217
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
. 314 302,225
State Street Corp., (3-mo. LIBOR USD +
1.00%), 6.55%, 06/15/47
(a)
.......... 3,250 2,682,290
SURA Asset Management SA, 4.88%,
04/17/24
(d)
.................... 451 442,260
UBS Group AG
(a)
(5-Year USD Swap Semi + 4.34%), 7.00%
(b)
(i)
.......................... 351 343,576
(5-Year USD Swap Semi + 4.87%), 7.00%
(d)
(i)
.......................... 677 651,423
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75%, 03/01/29
(d)
........ EUR 100 122,526
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(b)(i)
.................... USD 430 320,802
5,473,513
Chemicals — 0.7%
Avient Corp., 7.13%, 08/01/30
(b)
........ 112 112,903
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 188 179,295
3.38%, 02/15/29 ................. 214 183,148
Security
Par (000)
Par (000) Value
Chemicals (continued)
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
... USD 450 $ 285,759
Braskem Netherlands Finance BV
(b)
7.25%, 02/13/33 ................. 375 367,931
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 8.22%), 8.50%,
01/23/81
(a)
................... 200 200,965
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 89 81,658
4.63%, 11/15/29 ................. 37 31,231
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 615 543,516
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(d)
.................... EUR 100 102,198
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 122 120,480
HB Fuller Co., 4.25%, 10/15/28 ........ 195 173,712
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 600 456,522
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 462 422,263
INEOS Finance plc, 6.63%, 05/15/28
(d)
.... EUR 100 107,339
INEOS Quattro Finance 2 plc, 2.50%,
01/15/26
(d)
.................... 300 292,502
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
USD 281 196,700
Kronos International, Inc., 3.75%, 09/15/25
(d)
EUR 200 200,950
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 107 89,342
MEGlobal BV
4.25%, 11/03/26
(d)
................ 230 220,035
2.63%, 04/28/28
(d)
................ 259 226,379
2.63%, 04/28/28
(b)
................ 200 174,810
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
65 60,074
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(d)
EUR 100 107,680
Olympus Water US Holding Corp.
9.63%, 11/15/28
(d)
................ 100 106,071
9.75%, 11/15/28
(b)
................ USD 327 316,373
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 200 180,836
6.50%, 09/27/28 ................. 255 234,485
8.75%, 05/03/29
(b)
................ 555 553,612
5.50%, 03/18/31 ................. 270 222,753
SCIL IV LLC, 9.50%, 07/15/28
(d)
........ EUR 100 111,914
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... USD 200 158,546
Synthomer plc, 3.88%, 07/01/25
(d)
....... EUR 150 148,078
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. USD 259 244,140
5.63%, 08/15/29 ................. 659 556,123
7.38%, 03/01/31 ................. 67 66,724
7,837,047
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
173 148,564
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 666 635,974
9.75%, 07/15/27
(b)
................ 349 320,064
3.63%, 06/01/28
(d)
................ EUR 100 87,795
4.63%, 06/01/28
(b)
................ USD 753 639,479
6.00%, 06/01/29
(b)
................ 605 461,509
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 108 93,618
4.75%, 10/15/29 ................. 82 73,024
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 128 124,800
5.75%, 07/15/29 ................. 180 156,261
Aramark Services, Inc.
(b)
6.38%, 05/01/25 ................. 184 184,003
5.00%, 02/01/28 ................. 267 250,981
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 123 108,623
5.00%, 09/01/30 ................. 49 42,385

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. USD 22 $ 20,321
9.50%, 11/01/27 ................. 40 39,154
7.75%, 02/15/28 ................. 203 201,932
GFL Environmental, Inc.
(b)
4.00%, 08/01/28 ................. 214 191,518
4.75%, 06/15/29 ................. 249 227,128
4.38%, 08/15/29 ................. 151 134,642
Intrum AB, 3.13%, 07/15/24
(d)
......... EUR 88 92,873
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 68 63,787
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 461 386,680
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 149 137,058
Paprec Holding SA, 3.50%, 07/01/28
(d)
.... EUR 100 99,507
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. USD 113 110,787
6.25%, 01/15/28 ................. 450 423,644
Q-Park Holding I BV, 1.50%, 03/01/25
(d)
... EUR 100 105,821
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(d)
............... 88 95,097
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(d)
............... 100 105,693
Verisure Holding AB, 7.13%, 02/01/28
(d)
... 200 223,991
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 614 581,765
6,568,478
Communications Equipment — 0.1%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 218 197,689
CommScope, Inc.
6.00%, 03/01/26 ................. 262 240,389
8.25%, 03/01/27 ................. 229 173,359
4.75%, 09/01/29 ................. 168 129,425
Viasat, Inc., 5.63%, 09/15/25 .......... 144 135,000
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 51 43,765
919,627
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 205 201,275
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 166 149,408
Azzurra Aeroporti SpA, 2.13%, 05/30/24
(d)
.. EUR 285 304,597
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
.................... USD 592 603,852
Cellnex Finance Co. SA
(d)
2.00%, 09/15/32 ................. EUR 200 175,922
2.00%, 02/15/33 ................. 200 174,215
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 79 71,387
Gatwick Airport Finance plc, 4.38%, 04/07/26
(d)
GBP 100 116,826
Heathrow Finance plc, 4.75%, 03/01/24
(a)(d)(j)
100 125,768
HTA Group Ltd., 7.00%, 12/18/25
(b)
...... USD 405 386,151
2,309,401
Consumer Finance — 0.2%
ASG Finance DAC, 7.88%, 12/03/24
(b)
.... 262 254,140
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ................. EUR 100 103,371
5.38%, 02/15/26 ................. GBP 100 113,073
Ford Motor Credit Co. LLC
6.86%, 06/05/26 ................. 100 126,127
6.13%, 05/15/28 ................. EUR 300 344,324
5.11%, 05/03/29 ................. USD 200 186,754
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(h)
..... 129 121,795
Macquarie Airfinance Holdings Ltd., 8.38%,
05/01/28
(b)
.................... 52 52,946
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Navient Corp.
6.13%, 03/25/24 ................. USD 27 $ 26,900
5.50%, 03/15/29 ................. 92 79,539
9.38%, 07/25/30 ................. 92 92,460
OneMain Finance Corp.
6.88%, 03/15/25 ................. 262 261,130
7.13%, 03/15/26 ................. 110 108,967
6.63%, 01/15/28 ................. 113 107,137
9.00%, 01/15/29 ................. 7 7,113
5.38%, 11/15/29 ................. 81 70,174
4.00%, 09/15/30 ................. 28 21,997
2,077,947
Consumer Staples Distribution & Retail — 0.1%
Bellis Acquisition Co. plc, 3.25%, 02/16/26
(d)
GBP 400 440,197
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 143 127,030
Picard Groupe SAS, 3.88%, 07/01/26
(d)
... EUR 100 103,078
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 54 44,984
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 25 25,063
4.75%, 02/15/29 ................. 202 185,791
926,143
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 732 595,002
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 200 197,355
2.00%, 09/01/28
(d)
................ EUR 100 92,171
4.00%, 09/01/29
(b)
................ USD 784 641,238
Ardagh Packaging Finance plc
2.13%, 08/15/26
(d)
................ EUR 100 99,335
4.75%, 07/15/27
(d)
................ GBP 159 164,373
5.25%, 08/15/27
(b)
................ USD 202 173,368
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 552 528,085
8.75%, 04/15/30 ................. 355 321,813
Fiber Bidco SpA, 11.00%, 10/25/27
(d)
..... EUR 200 236,942
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
USD 15 13,132
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 260 209,630
Kleopatra Finco SARL, 4.25%, 03/01/26
(d)
.. EUR 150 139,339
LABL, Inc.
(b)
5.88%, 11/01/28 ................. USD 171 155,978
9.50%, 11/01/28 ................. 265 271,625
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 1,602 1,597,677
9.25%, 04/15/27 ................. 60 55,743
OI European Group BV, 6.25%, 05/15/28
(d)
. EUR 120 135,976
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
USD 52 55,064
Trivium Packaging Finance BV
5.50%, 08/15/26
(b)(j)
............... 352 334,431
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.07%, 08/15/26
(a)(d)
............. EUR 100 108,096
8.50%, 08/15/27
(b)(j)
............... USD 664 638,744
6,765,117
Distributors — 0.0%
Azelis Finance NV, 5.75%, 03/15/28
(d)
.... EUR 100 111,507
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(b)
USD 310 294,820
Resideo Funding, Inc., 4.00%, 09/01/29
(b)
.. 45 38,040
444,367
Diversified Consumer Services — 0.1%
Cedacri Mergeco SpA, (3-mo. EURIBOR +
5.50%), 8.88%, 05/15/28
(a)(d)
......... EUR 120 128,971
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. USD 113 96,038
Rekeep SpA, 7.25%, 02/01/26
(d)
........ EUR 211 219,666

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Sotheby's
(b)
7.38%, 10/15/27 ................. USD 604 $ 535,061
5.88%, 06/01/29 ................. 324 251,100
TUI Cruises GmbH, 6.50%, 05/15/26
(d)
.... EUR 100 103,254
Verisure Holding AB, 9.25%, 10/15/27
(d)
... 100 117,768
1,451,858
Diversified REITs — 0.1%
(b)
HAT Holdings I LLC, 3.38%, 06/15/26 .... USD 128 115,613
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ....... 203 175,674
Trust Fibra Uno, 5.25%, 01/30/26 ....... 200 194,250
Uniti Group LP, 10.50%, 02/15/28 ....... 217 215,702
VICI Properties LP, 4.63%, 06/15/25 ..... 16 15,535
716,774
Diversified Telecommunication Services — 0.9%
Altice France SA
2.13%, 02/15/25
(d)
................ EUR 166 159,873
8.13%, 02/01/27
(b)
................ USD 226 184,864
3.38%, 01/15/28
(d)
................ EUR 193 147,930
5.13%, 07/15/29
(b)
................ USD 505 353,659
5.50%, 10/15/29
(b)
................ 200 142,001
British Telecommunications plc
(a)(d)
(5-Year EUR Swap Annual + 2.13%),
1.87%, 08/18/80 ............... EUR 100 99,645
8.38%, 12/20/83 ................. GBP 200 256,834
CCO Holdings LLC
(b)
5.00%, 02/01/28 ................. USD 43 39,738
6.38%, 09/01/29 ................. 578 552,672
4.75%, 03/01/30 ................. 210 182,021
4.50%, 08/15/30 ................. 96 81,340
4.25%, 02/01/31 ................. 321 263,892
7.38%, 03/01/31 ................. 807 802,402
4.75%, 02/01/32 ................. 111 91,643
4.25%, 01/15/34 ................. 89 68,407
Cellnex Telecom SA
(d)
1.00%, 04/20/27 ................. EUR 100 97,667
1.75%, 10/23/30 ................. 200 180,641
0.75%, 11/20/31
(k)
................ 100 85,058
Frontier Communications Holdings LLC
(b)
5.00%, 05/01/28 ................. USD 414 350,827
8.75%, 05/15/30 ................. 623 601,061
IHS Holding Ltd.
5.63%, 11/29/26
(d)
................ 337 293,578
6.25%, 11/29/28
(b)
................ 370 304,510
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 800 766,689
7.00%, 10/15/28 ................. 453 425,295
Iliad SA, 5.63%, 02/15/30
(d)
........... EUR 300 326,551
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(d)
.................... 250 242,033
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. USD 275 242,549
4.63%, 09/15/27 ................. 153 116,227
10.50%, 05/15/30 ................ 454 470,283
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(d)
EUR 271 278,981
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
USD 394 259,110
RCS & RDS SA, 2.50%, 02/05/25
(d)
...... EUR 200 210,451
Telecom Italia Capital SA
6.38%, 11/15/33 ................. USD 39 33,007
6.00%, 09/30/34 ................. 298 241,050
7.20%, 07/18/36 ................. 11 9,450
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 100 113,249
Telecom Italia SpA
(d)
2.75%, 04/15/25 ................. 100 104,178
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
2.88%, 01/28/26 ................. EUR 100 $ 101,823
3.63%, 05/25/26 ................. 100 103,496
2.38%, 10/12/27 ................. 100 92,835
6.88%, 02/15/28 ................. 200 217,506
1.63%, 01/18/29 ................. 100 83,568
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. USD 1,370 979,764
6.13%, 03/01/28 ................. 550 339,095
11,097,453
Electric Utilities — 0.4%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(d)
............... 268 231,459
Diamond II Ltd., 7.95%, 07/28/26
(b)
...... 200 199,066
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.32%), 3.25%, 01/15/82
(a)
.......... 1,425 1,053,173
Edison International, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.86%), 8.13%, 06/15/53
(a)
.......... 275 281,556
EDP - Energias de Portugal SA, (5-Year EUR
Swap Annual + 2.38%), 1.88%, 08/02/81
(a)(d)
EUR 200 196,149
Enel SpA, (5-Year EUR Swap Annual + 3.49%),
6.38%
(a)(d)(i)
................... 100 112,836
Engie Energia Chile SA, 3.40%, 01/28/30
(d)
. USD 282 234,678
Naturgy Finance BV
(a)(d)(i)
(9-Year EUR Swap Annual + 3.08%), 3.38% EUR 100 107,544
(5-Year EUR Swap Annual + 2.44%), 2.37% 100 97,574
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
....................
USD 1,898 1,608,902
NRG Energy, Inc., 7.00%, 03/15/33
(b)
..... 105 104,757
Oryx Funding Ltd., 5.80%, 02/03/31
(b)
..... 200 195,798
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 70 63,604
Tierra Mojada Luxembourg II SARL, 5.75%,
12/01/40
(d)
.................... 430 376,707
Vistra Operations Co. LLC, 5.50%, 09/01/26
(b)
117 113,139
4,976,942
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 418 375,227
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., 5.00%, 12/15/29
(b)
...... 374 336,600
Energy Equipment & Services — 0.6%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 271 264,222
6.25%, 04/01/28 ................. 536 505,180
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 184 185,140
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 112 107,829
7.50%, 01/15/28 ................. 89 81,634
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 384 376,320
7.38%, 05/15/27
(b)
................ 385 376,522
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 167 171,801
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 8 7,544
Tervita Corp., 11.00%, 12/01/25
(b)
....... 60 63,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 156 161,070
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 177 173,902
11.50%, 01/30/27 ................ 171 179,314
8.00%, 02/01/27 ................. 74 71,324

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
8.75%, 02/15/30 ................. USD 624 $ 647,856
USA Compression Partners LP
6.88%, 04/01/26 ................. 661 655,053
6.88%, 09/01/27 ................. 270 260,094
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 319 326,401
Vallourec SA, 8.50%, 06/30/26
(d)
........ EUR 125 138,125
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 ................. USD 802 815,137
8.38%, 06/01/31 ................. 1,219 1,236,940
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 119 119,022
8.63%, 04/30/30 ................. 175 179,353
7,102,783
Entertainment — 0.1%
Banijay Group SAS, 6.50%, 03/01/26
(d)
.... EUR 100 108,301
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 98 67,049
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 19 18,739
6.50%, 05/15/27 ................. 384 385,957
4.75%, 10/15/27 ................. 437 405,864
3.75%, 01/15/28 ................. 79 70,765
1,056,675
Financial Services — 0.3%
Banco Votorantim SA, 4.50%, 09/24/24
(d)
.. 243 236,755
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 263 260,379
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25
(d)
EUR 100 80,037
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. USD 476 444,218
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 267 228,160
MGIC Investment Corp., 5.25%, 08/15/28 .. 105 99,973
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 118 112,763
5.13%, 12/15/30 ................. 81 68,259
5.75%, 11/15/31 ................. 18 15,275
Nexi SpA, 0.00%, 02/24/28
(d)(k)(l)
........ EUR 100 84,774
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. USD 127 113,030
Sabre GLBL, Inc., 7.38%, 09/01/25
(b)
..... 259 233,747
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 402 379,830
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(d)
.................... EUR 100 104,725
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. USD 1,342 1,345,819
3,807,744
Food Products — 0.1%
BRF SA, 4.88%, 01/24/30
(d)
........... 296 245,917
Chobani LLC
(b)
7.50%, 04/15/25 ................. 818 816,019
4.63%, 11/15/28 ................. 378 343,975
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 34 31,575
4.63%, 04/15/30 ................. 12 10,575
4.50%, 09/15/31 ................. 83 70,665
Premier Foods Finance plc, 3.50%, 10/15/26
(d)
GBP 100 115,127
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 95 79,325
1,713,178
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
.. 121 123,347
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
............... 131 133,961
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 400 340,500
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 79 67,423
UGI International LLC, 2.50%, 12/01/29
(d)
.. EUR 100 84,661
749,892
Security
Par (000)
Par (000) Value
Ground Transportation — 0.2%
DAE Funding LLC
(d)
1.55%, 08/01/24 ................. USD 243 $ 230,855
2.63%, 03/20/25 ................. 200 188,094
Hertz Corp. (The), 5.00%, 12/01/29
(b)
..... 116 95,827
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a)(d)(i)
................... GBP 100 112,473
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 239 217,370
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 149 150,671
8.00%, 11/01/26 ................. 513 523,354
7.50%, 09/15/27 ................. 160 163,312
6.25%, 01/15/28 ................. 218 216,313
Williams Scotsman International, Inc.
(b)
6.13%, 06/15/25 ................. 92 91,407
4.63%, 08/15/28 ................. 138 126,921
2,116,597
Health Care Equipment & Supplies — 0.1%
(b)
Embecta Corp., 6.75%, 02/15/30 ....... 74 65,063
Garden Spinco Corp., 8.63%, 07/20/30 ... 180 194,261
Medline Borrower LP
3.88%, 04/01/29 ................. 27 23,643
5.25%, 10/01/29 ................. 1,031 914,681
1,197,648
Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 74 70,855
5.00%, 04/15/29 ................. 27 24,975
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 47 42,105
5.13%, 03/01/30 ................. 22 18,203
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
181 157,597
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 74 45,880
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 15 13,347
6.00%, 01/15/29 ................. 508 434,340
5.25%, 05/15/30 ................. 295 235,716
4.75%, 02/15/31 ................. 440 333,335
Encompass Health Corp.
4.50%, 02/01/28 ................. 23 21,364
4.75%, 02/01/30 ................. 4 3,636
4.63%, 04/01/31 ................. 3 2,666
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 303 271,417
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 226 229,473
4.38%, 02/15/27 ................. 94 81,075
LifePoint Health, Inc., 9.88%, 08/15/30
(b)
... 107 107,000
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 58 53,795
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 125 110,361
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 973 969,351
10.00%, 04/15/27 ................ 120 122,803
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 260 251,641
6.25%, 02/01/27 ................. 66 64,790
5.13%, 11/01/27 ................. 273 259,239
4.63%, 06/15/28 ................. 48 44,420
6.13%, 10/01/28 ................. 215 204,807
6.75%, 05/15/31
(b)
................ 10 9,933
4,184,124
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 137 128,822
4.50%, 02/15/29
(b)
................ 198 176,468

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.. USD 80 $ 67,056
Service Properties Trust, 7.50%, 09/15/25 .. 62 61,278
433,624
Hotels, Restaurants & Leisure — 1.0%
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(d)
.................... EUR 175 196,020
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 44 41,439
4.75%, 06/15/31
(b)
................ 114 102,004
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 131 119,612
Burger King France SAS, (3-mo. EURIBOR at
4.75% Floor + 4.75%), 8.00%, 11/01/26
(a)(d)
EUR 100 110,141
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 580 576,842
8.13%, 07/01/27 ................. 818 839,001
4.63%, 10/15/29 ................. 590 519,390
Carnival Corp.
10.13%, 02/01/26
(d)
............... EUR 100 115,571
10.50%, 02/01/26
(b)
............... USD 386 406,888
7.63%, 03/01/26
(b)
................ 100 98,651
7.63%, 03/01/26
(d)
................ EUR 135 146,206
5.75%, 03/01/27
(b)
................ USD 280 259,003
9.88%, 08/01/27
(b)
................ 45 47,047
4.00%, 08/01/28
(b)
................ 273 242,727
6.00%, 05/01/29
(b)
................ 516 463,827
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 914 997,310
Carnival plc, 1.00%, 10/28/29 ......... EUR 100 72,703
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... USD 60 58,455
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 271 251,691
Cedar Fair LP, 6.50%, 10/01/28 ........ 75 72,691
Churchill Downs, Inc., 5.50%, 04/01/27
(b)
.. 71 68,679
Cirsa Finance International SARL, (3-mo.
EURIBOR + 4.50%), 8.18%, 07/31/28
(a)(d)
. EUR 100 109,458
CPUK Finance Ltd., 4.88%, 08/28/25
(d)
.... GBP 100 121,710
Elior Group SA, 3.75%, 07/15/26
(d)
...... EUR 101 87,656
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. USD 177 154,423
6.75%, 01/15/30 ................. 51 43,758
Food Service Project SA, 5.50%, 01/21/27
(d)
EUR 100 104,453
Inter Media & Communication SpA, 6.75%,
02/09/27
(d)
.................... 129 137,214
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. USD 209 204,879
8.00%, 04/15/26 ................. 214 213,980
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 150 154,895
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
159 152,580
Lottomatica SpA, 7.59%, 06/01/28
(a)(d)
.... EUR 250 276,220
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 204 166,883
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(b)
400 338,980
MGM China Holdings Ltd., 5.88%, 05/15/26
(b)
200 193,225
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 91 80,826
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 141 133,422
8.38%, 02/01/28 ................. 65 67,764
7.75%, 02/15/29 ................. 40 38,299
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 97 88,270
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
. 81 81,810
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 95 71,963
5.88%, 09/01/31 ................. 95 70,129
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 146 136,881
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ USD 34 $ 36,020
4.25%, 07/01/26 ................. 59 54,839
5.50%, 08/31/26 ................. 69 66,174
5.38%, 07/15/27 ................. 72 68,459
11.63%, 08/15/27 ................ 80 87,354
5.50%, 04/01/28 ................. 119 112,157
8.25%, 01/15/29 ................. 93 96,953
9.25%, 01/15/29 ................. 117 124,562
7.25%, 01/15/30 ................. 193 195,087
Sands China Ltd., 4.30%, 01/08/26
(a)(j)
.... 200 189,650
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 140 133,740
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
117 117,286
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 83 75,287
4.63%, 12/01/31 ................. 122 103,090
Stonegate Pub Co. Financing plc, 8.00%,
07/13/25
(d)
.................... GBP 100 118,068
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... USD 79 79,209
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................. 90 84,158
7.00%, 02/15/29 ................. 20 18,850
9.13%, 07/15/31 ................. 321 330,052
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 96 89,302
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 155 147,316
Wynn Macau Ltd., 5.63%, 08/26/28
(b)
..... 400 356,000
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 316 285,941
7.13%, 02/15/31 ................. 92 91,936
12,097,066
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 30 28,786
4.63%, 08/01/29 ................. 198 171,333
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 171 141,930
4.88%, 02/15/30 ................. 169 137,270
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
170 159,803
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 53 50,184
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 78 76,830
KB Home, 7.25%, 07/15/30 ........... 46 46,949
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 35 33,096
4.63%, 03/01/30 ................. 94 82,456
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
283 174,760
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 7 6,534
Tri Pointe Homes, Inc., 5.70%, 06/15/28 ... 37 35,520
1,145,451
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 5 4,251
4.13%, 04/30/31
(b)
................ 160 133,573
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 73 65,700
5.50%, 07/15/30 ................. 63 57,537
261,061
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 426 386,313

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
4.63%, 02/01/29 ................. USD 44 $ 37,885
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
66 68,500
TransAlta Corp., 7.75%, 11/15/29 ....... 78 80,925
573,623
Industrial Conglomerates — 0.0%
Emerald Debt Merger Sub LLC, 6.38%,
12/15/30
(d)
.................... EUR 100 109,950
Insurance — 0.6%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ USD 112 96,029
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 283 258,238
6.75%, 10/15/27 ................. 1,498 1,418,911
5.88%, 11/01/29 ................. 500 442,427
Allianz SE
(a)(b)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 3.50% 1,000 844,720
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 3.20% 400 306,491
Ambac Assurance Corp., 5.10%
(b)(i)
...... 4 5,132
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 449 411,929
Galaxy Bidco Ltd., 6.50%, 07/31/26
(d)
..... GBP 200 232,286
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 113 111,916
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 661 659,654
7.25%, 06/15/30 ................. 27 27,513
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 283 288,666
10.50%, 12/15/30 ................ 124 122,760
Liberty Mutual Group, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13%,
12/15/51
(b)
................... 450 359,591
(5-Year EUR Swap Annual + 3.70%),
3.63%, 05/23/59
(d)
.............. EUR 250 261,901
NFP Corp.
(b)
4.88%, 08/15/28 ................. USD 650 584,931
6.88%, 08/15/28 ................. 852 754,116
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 126 111,478
7,298,689
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 331 262,625
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
131 113,018
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 83 72,215
Atos SE
(d)
0.00%, 11/06/24
(k)(l)
............... EUR 200 184,555
1.75%, 05/07/25 ................. 100 86,196
Banff Merger Sub, Inc., 8.38%, 09/01/26
(d)
.. 100 105,994
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
USD 204 184,613
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 295 270,663
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 165,971
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(d)
.............. EUR 100 109,950
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... USD 319 277,643
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 17 16,072
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 57 57,428
Twilio, Inc., 3.63%, 03/15/29 .......... 111 95,260
United Group BV
(d)
(3-mo. EURIBOR + 3.25%), 6.57%,
02/15/26
(a)
................... EUR 100 105,827
4.00%, 11/15/27 ................. 200 183,814
2,291,844
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40 ................. USD 108 $ 101,174
5.45%, 11/01/41 ................. 85 73,286
174,460
Machinery — 0.3%
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 290 297,206
9.50%, 01/01/31 ................. 163 174,818
EnPro Industries, Inc., 5.75%, 10/15/26 ... 65 63,375
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 84 69,823
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 137 139,162
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(h)
........ 105 97,650
IMA Industria Macchine Automatiche SpA,
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.66%, 01/15/28
(a)(d)
.............. EUR 100 108,576
Loxam SAS, 6.38%, 05/15/28
(d)
........ 200 219,954
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 94 60,737
Renk AG, 5.75%, 07/15/25
(d)
.......... EUR 200 218,728
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... USD 100 89,125
Terex Corp., 5.00%, 05/15/29
(b)
........ 192 178,650
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 710 659,470
Titan International, Inc., 7.00%, 04/30/28 .. 55 52,993
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
400 373,000
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
EUR 150 150,061
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 910 850,990
Wabash National Corp., 4.50%, 10/15/28
(b)
. 180 151,650
3,955,968
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
....... 160 161,674
Media — 0.8%
Altice Financing SA
2.25%, 01/15/25
(d)
................ EUR 100 98,680
5.75%, 08/15/29
(b)
................ USD 533 399,707
AMC Networks, Inc., 4.25%, 02/15/29 .... 95 52,763
Block Communications, Inc., 4.88%, 03/01/28
(b)
13 10,883
Cable One, Inc.
0.00%, 03/15/26
(k)(l)
............... 78 64,116
4.00%, 11/15/30
(b)
................ 68 53,720
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 247 245,970
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 862 791,533
7.75%, 04/15/28 ................. 276 230,799
7.50%, 06/01/29 ................. 345 274,623
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 175 136,598
CSC Holdings LLC
(b)
11.25%, 05/15/28 ................ 830 820,662
4.50%, 11/15/31 ................. 379 271,892
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 310 279,844
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 287 235,054
5.75%, 12/01/28
(b)
................ 255 196,227
5.13%, 06/01/29 ................. 127 63,818
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 331 333,177
Eutelsat SA, 2.00%, 10/02/25
(d)
........ EUR 100 100,581
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... USD 200 187,058
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 456 421,515
4.25%, 01/15/29 ................. 37 31,406
4.63%, 03/15/30 ................. 5 4,183

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... USD 431 $ 355,338
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 389 316,115
6.50%, 09/15/28 ................. 694 416,016
SES SA
(a)(d)(i)
(5-Year EUR Swap Annual + 5.40%), 5.63% EUR 100 109,139
(5-Year EUR Swap Annual + 3.19%), 2.88% 238 224,391
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 380 247,756
Sirius XM Radio, Inc., 5.00%, 08/01/27
(b)
... 487 452,467
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 83 70,622
Summer BC Holdco B SARL, 5.75%,
10/31/26
(d)
.................... EUR 100 97,972
Summer BidCo BV, 9.00%, (9.00% Cash or
9.75% PIK), 11/15/25
(d)(h)
........... 202 197,724
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ USD 17 16,315
Tele Columbus AG, 3.88%, 05/02/25
(d)
.... EUR 200 135,243
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. USD 195 191,119
6.63%, 06/01/27 ................. 192 186,809
8.00%, 08/15/28 ................. 176 177,320
7.38%, 06/30/30 ................. 82 79,812
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
312 262,031
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(d)
............... GBP 100 104,461
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 287 252,570
VZ Secured Financing BV, 3.50%, 01/15/32
(d)
EUR 100 87,834
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... USD 250 197,500
Ziggo BV, 2.88%, 01/15/30
(d)
.......... EUR 200 183,974
9,667,337
Metals & Mining — 0.5%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... USD 200 171,450
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
. 91 92,820
ATI, Inc.
4.88%, 10/01/29 ................. 83 75,532
5.13%, 10/01/31 ................. 98 87,950
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 822 819,288
Carpenter Technology Corp., 7.63%, 03/15/30 183 186,649
Constellium SE
(b)
5.88%, 02/15/26 ................. 602 593,217
5.63%, 06/15/28 ................. 250 238,150
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 149 131,493
First Quantum Minerals Ltd., 8.63%, 06/01/31
(b)
200 204,750
Freeport Indonesia PT, 4.76%, 04/14/27
(d)
.. 464 448,864
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 115 103,222
4.50%, 06/01/31 ................. 172 140,610
Metinvest BV, 8.50%, 04/23/26
(d)
........ 246 163,590
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 316 301,938
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 390 354,385
4.75%, 01/30/30 ................. 355 319,059
3.88%, 08/15/31 ................. 171 142,392
POSCO
(b)
5.63%, 01/17/26 ................. 200 199,614
5.75%, 01/17/28 ................. 200 202,188
Stillwater Mining Co., 4.00%, 11/16/26
(d)
... 503 452,398
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(b)
.................... 282 185,457
5,615,016
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. USD 18 $ 17,254
4.75%, 06/15/29 ................. 55 46,372
Starwood Property Trust, Inc., 4.38%, 01/15/27 34 30,175
93,801
Multi-Utilities — 0.0%
Abu Dhabi National Energy Co. PJSC, 4.70%,
04/24/33
(b)
.................... 200 198,106
Oil, Gas & Consumable Fuels — 1.6%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 390 387,036
AI Candelaria Spain SA, 7.50%, 12/15/28
(d)
. 221 206,422
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 54 52,234
5.75%, 01/15/28 ................. 33 31,732
5.38%, 06/15/29 ................. 92 86,247
Antero Resources Corp., 7.63%, 02/01/29
(b)
. 50 51,211
Apache Corp.
5.10%, 09/01/40 ................. 32 27,192
5.35%, 07/01/49 ................. 36 29,837
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 177 220,693
8.25%, 12/31/28 ................. 535 531,313
5.88%, 06/30/29 ................. 359 324,068
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 91 92,213
BP Capital Markets plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.40%), 4.88%
(a)(i)
............... 675 627,598
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 7 6,738
5.60%, 10/15/44 ................. 62 45,880
Callon Petroleum Co.
8.25%, 07/15/25 ................. 12 12,000
6.38%, 07/01/26 ................. 148 145,015
8.00%, 08/01/28
(b)
................ 640 648,913
7.50%, 06/15/30
(b)
................ 141 136,885
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 21 20,084
6.75%, 04/15/29 ................. 448 446,004
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 171 168,941
6.38%, 06/15/26 ................. 161 156,170
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 ................. 400 411,424
8.75%, 07/01/31 ................. 317 328,095
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
85 73,675
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 40 39,662
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 83 77,420
5.88%, 01/15/30 ................. 391 346,107
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 750 682,140
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 626 616,935
9.25%, 02/15/28 ................. 278 282,782
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 41 38,950
6.00%, 02/01/29 ................. 81 76,343
8.00%, 04/01/29 ................. 32 32,534
CrownRock LP
(b)
5.63%, 10/15/25 ................. 643 633,355
5.00%, 05/01/29 ................. 29 27,270
Cullinan Holdco Scsp, 4.63%, 10/15/26
(d)
.. EUR 150 136,311
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. USD 128 113,488
4.38%, 06/15/31 ................. 133 115,462

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Earthstone Energy Holdings LLC
(b)
8.00%, 04/15/27 ................. USD 138 $ 136,566
9.88%, 07/15/31 ................. 149 153,787
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
511 430,906
Enbridge, Inc., Series 16-A, (3-mo. LIBOR USD
+ 3.89%), 6.00%, 01/15/77
(a)
........ 750 708,471
Energian Israel Finance Ltd., 8.50%, 09/30/33
(b)
(d)
......................... 502 503,757
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
. 261 255,156
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 17 16,521
5.60%, 04/01/44 ................. 121 99,572
5.45%, 06/01/47 ................. 46 38,050
EnQuest plc, 11.63%, 11/01/27
(b)
....... 200 188,272
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 63 62,549
4.13%, 12/01/26 ................. 16 15,025
6.50%, 07/01/27
(b)
................ 158 157,248
7.50%, 06/01/30
(b)
................ 35 36,092
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 41 40,835
Genesis Energy LP
6.50%, 10/01/25 ................. 53 52,504
7.75%, 02/01/28 ................. 30 29,176
8.88%, 04/15/30 ................. 76 75,805
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 36 35,848
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 40 39,311
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 95 83,363
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 52 49,778
5.75%, 02/01/29 ................. 108 99,900
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 152 129,997
Leviathan Bond Ltd., 6.75%, 06/30/30
(b)(d)
.. 401 375,589
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 35 34,300
Matador Resources Co.
5.88%, 09/15/26 ................. 133 129,426
6.88%, 04/15/28
(b)
................ 136 135,158
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(d)
................ 193 124,405
7.25%, 06/30/31
(b)
................ 251 161,726
Murphy Oil Corp., 5.87%, 12/01/42
(a)(j)
.... 11 9,398
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 785 747,565
6.50%, 09/30/26 ................. 428 392,715
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
162 160,520
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................. 395 392,037
8.75%, 06/15/31 ................. 199 200,502
NuStar Logistics LP
5.75%, 10/01/25 ................. 69 67,792
6.00%, 06/01/26 ................. 82 80,701
6.38%, 10/01/30 ................. 17 16,396
Occidental Petroleum Corp.
6.63%, 09/01/30 ................. 106 111,170
6.45%, 09/15/36 ................. 4 4,199
6.20%, 03/15/40 ................. 211 212,722
Permian Resources Operating LLC
(b)
7.75%, 02/15/26 ................. 73 73,719
6.88%, 04/01/27 ................. 97 96,030
5.88%, 07/01/29 ................. 423 403,140
Puma International Financing SA, 5.00%,
01/24/26
(b)
.................... 350 318,717
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Repsol International Finance BV, (5-Year EUR
Swap Annual + 4.41%), 4.25%
(a)(d)(i)
.... EUR 100 $ 100,305
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 99 90,659
SCC Power plc
(b)(h)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 .................... 542 174,521
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 .................... 293 26,415
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(d)
.................... 200 157,400
SM Energy Co.
5.63%, 06/01/25 ................. 60 58,799
6.75%, 09/15/26 ................. 32 31,440
6.63%, 01/15/27 ................. 16 15,736
6.50%, 07/15/28 ................. 72 70,378
Southwestern Energy Co.
5.38%, 02/01/29 ................. 241 227,570
4.75%, 02/01/32 ................. 5 4,443
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 4 4,007
6.00%, 03/01/27 ................. 31 29,376
6.00%, 12/31/30 ................. 21 18,641
6.00%, 09/01/31 ................. 102 88,736
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
668 689,912
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 137 118,629
4.13%, 08/15/31 ................. 282 239,202
3.88%, 11/01/33 ................. 2 1,623
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 148 137,233
Western Midstream Operating LP
5.30%, 03/01/48 ................. 402 344,608
5.50%, 08/15/48 ................. 51 43,729
18,846,157
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28
(d)
.. EUR 100 91,684
Suzano Austria GmbH
3.75%, 01/15/31 ................. USD 258 220,603
Series DM3N, 3.13%, 01/15/32 ....... 344 275,812
588,099
Passenger Airlines — 0.3%
ABRA Global Finance, 11.50%, (11.50% Cash
or 11.50% PIK), 03/02/28
(b)(h)
........ 536 440,758
Air Canada, 3.88%, 08/15/26
(b)
......... 137 127,131
Air France-KLM, 8.13%, 05/31/28
(d)
...... EUR 100 116,141
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... USD 106 104,574
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 566 623,814
5.50%, 04/20/26 ................. 151 148,610
7.25%, 02/15/28 ................. 43 42,690
5.75%, 04/20/29 ................. 383 370,395
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 254 221,116
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
233 233,291
Deutsche Lufthansa AG, 2.88%, 05/16/27
(d)
. EUR 100 101,158
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 66 62,299
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(d)
............... EUR 100 97,083
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 129 128,596
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 146 147,527
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 26 24,960
Series 2020-1, Class A, 5.88%, 10/15/27 150 148,796

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. USD 184 $ 174,218
4.63%, 04/15/29 ................. 243 219,834
VistaJet Malta Finance plc
(b)
7.88%, 05/01/27 ................. 62 57,488
6.38%, 02/01/30 ................. 122 103,269
3,693,748
Personal Care Products — 0.0%
Coty, Inc., 3.88%, 04/15/26
(d)
.......... EUR 100 106,926
Pharmaceuticals — 0.2%
Bayer AG, (5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(a)(d)
.............. 400 416,869
Catalent Pharma Solutions, Inc., 2.38%,
03/01/28
(d)
.................... 126 116,248
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/28
(b)
................ USD 200 182,114
7.50%, 05/15/30
(d)
................ EUR 100 112,002
Gruenenthal GmbH, 6.75%, 05/15/30
(d)
.... 200 228,421
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 203 180,490
Organon & Co.
2.88%, 04/30/28
(d)
................ EUR 100 96,874
5.13%, 04/30/31
(b)
................ USD 673 570,495
Teva Pharmaceutical Finance Netherlands II
BV
7.38%, 09/15/29 ................. EUR 300 335,513
4.38%, 05/09/30 ................. 100 94,022
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 ................. USD 84 75,525
4.75%, 05/09/27 ................. 200 185,308
2,593,881
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 56 49,734
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 509 418,652
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 411 361,767
La Financiere Atalian SASU, 5.13%, 05/15/25
(d)
EUR 150 116,272
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 91 85,540
1,031,965
Real Estate Management & Development — 0.1%
Adler Financing SARL, 12.50%, (12.50% Cash
or 12.50% PIK), 06/30/25
(h)
......... EUR 100 111,459
Agps Bondco plc, 5.00%, 01/14/29
(a)(d)
.... 200 62,671
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... USD 242 221,827
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(d)
............... EUR 100 74,724
Fantasia Holdings Group Co. Ltd.
(d)(e)(m)
15.00%, 12/18/21 ................ USD 400 21,000
11.75%, 04/17/22
(a)
............... 600 31,500
12.25%, 10/18/22
(a)
............... 400 21,000
10.88%, 01/09/24
(a)
............... 218 11,445
11.88%, 06/01/24
(a)
............... 300 15,750
9.25%, 07/28/24
(a)
................ 600 31,500
Fastighets AB Balder, 1.88%, 03/14/25
(d)
... EUR 100 99,729
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 4 3,670
4.13%, 02/01/29 ................. 118 99,711
4.38%, 02/01/31 ................. 78 64,177
JGC Ventures Pte. Ltd., 0.00%, (0.00% Cash or
3.00% PIK), 06/30/25
(h)
............ 8 1,467
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(d)(i)
........ USD 338 $ 328,604
MAF Sukuk Ltd., 4.64%, 05/14/29
(d)
...... 200 194,656
Modern Land China Co. Ltd., 9.00%, (9.00%
Cash or 11.00% PIK), 12/30/26
(a)(d)(e)(h)(m)
.. 491 13,248
Modernland Overseas Pte. Ltd.
(a)(d)
Series 2, 4.00%, 04/30/27 .......... 19 4,514
4.00%, (4.00% Cash or 3.00% PIK),
04/30/27
(e)(h)(m)
................. 447 108,399
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 109 80,656
5.25%, 04/15/30 ................. 126 90,785
SBB Treasury OYJ, 0.75%, 12/14/28
(d)
.... EUR 100 62,411
Sunac China Holdings Ltd., 6.65%, 08/03/24
(a)(d)
(e)(m)
........................ USD 200 25,000
1,779,903
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 131 113,315
Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 268 230,493
Software — 0.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 176 173,554
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 126 122,499
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
1,194 1,011,689
Boxer Parent Co., Inc.
6.50%, 10/02/25
(d)
................ EUR 125 136,363
7.13%, 10/02/25
(b)
................ USD 141 141,802
9.13%, 03/01/26
(b)
................ 492 491,936
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 190 188,102
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 528 522,184
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 546 486,689
4.88%, 07/01/29 ................. 755 670,668
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 1,787 1,608,367
9.00%, 09/30/29 ................. 845 756,819
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 59 54,557
6.50%, 10/15/28 ................. 77 66,605
Elastic NV, 4.13%, 07/15/29
(b)
......... 164 142,285
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 173,169
McAfee Corp., 7.38%, 02/15/30
(b)
....... 747 645,466
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 452 404,589
NCR Corp.
(b)
5.00%, 10/01/28 ................. 70 63,321
5.13%, 04/15/29 ................. 185 165,436
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
6 5,796
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 331 271,400
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
101 86,752
8,390,048
Specialized REITs — 0.0%
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
.... 157 157,540
SBA Communications Corp., 3.13%, 02/01/29 135 113,818
271,358
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... 149 123,863
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 41 37,522
4.75%, 03/01/30 ................. 10 8,832
5.00%, 02/15/32
(b)
................ 128 111,553

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Constellation Automotive Financing plc, 4.88%,
07/15/27
(d)
.................... GBP 100 $ 102,584
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. USD 200 197,079
8.50%, 10/30/25 ................. 200 198,042
Goldstory SAS, 5.38%, 03/01/26
(d)
...... EUR 200 211,113
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 21 18,596
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 141 125,941
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 70,967
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 115 100,336
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 108 93,003
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 387 377,503
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 112 106,590
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 569 515,147
6.13%, 07/01/29 ................. 192 168,470
6.00%, 12/01/29 ................. 408 353,940
Staples, Inc., 7.50%, 04/15/26
(b)
........ 151 124,748
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
386 351,970
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 1,169 1,053,166
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(h)
........... 94 90,569
4,541,534
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 189 198,097
8.50%, 07/15/31 ................. 254 265,181
463,278
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.
4.25%, 03/15/29 ................. 9 7,653
4.13%, 08/15/31 ................. 163 131,257
Hanesbrands, Inc.
4.88%, 05/15/26 ................. 15 14,063
9.00%, 02/15/31 ................. 153 156,439
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 80 68,400
377,812
Trading Companies & Distributors — 0.1%
(b)
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 17 16,839
9.75%, 08/01/27 ................. 27 28,111
5.50%, 05/01/28 ................. 293 270,905
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 64 55,431
Imola Merger Corp., 4.75%, 05/15/29 ..... 297 260,775
WESCO Distribution, Inc., 7.25%, 06/15/28 . 138 140,730
772,791
Transportation Infrastructure — 0.1%
(d)
Abertis Infraestructuras Finance BV, (5-Year
EUR Swap Annual + 3.69%), 3.25%
(a)(i)
.. EUR 200 200,659
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a)(i)
............... USD 348 345,755
Mundys SpA, 1.88%, 02/12/28 ......... EUR 100 95,657
Stena International SA, 7.25%, 02/15/28 ... 100 113,309
755,380
Wireless Telecommunication Services — 0.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 1,319 1,264,550
Kenbourne Invest SA, 6.88%, 11/26/24
(b)
... 297 257,891
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. USD 207 $ 208,366
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(h)
....... 236 80,313
Millicom International Cellular SA, 5.13%,
01/15/28
(d)
.................... 474 422,601
SoftBank Group Corp.
(d)
3.13%, 09/19/25 ................. EUR 100 104,105
5.00%, 04/15/28 ................. 100 105,415
4.00%, 09/19/29 ................. 300 289,885
3.88%, 07/06/32 ................. 200 177,103
Telefonica Europe BV
(a)(d)(i)
(8-Year EUR Swap Annual + 2.97%), 3.88% 200 205,056
(7-Year EUR Swap Annual + 3.35%), 6.14% 200 216,052
VF Ukraine PAT, 6.20%, 02/11/25
(d)
...... USD 332 245,680
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(d)
................ GBP 100 104,258
4.50%, 07/15/31
(d)
................ 400 405,549
4.75%, 07/15/31
(b)
................ USD 396 334,271
Vodafone Group plc
(a)
(5-Year USD Swap Semi + 4.87%), 7.00%,
04/04/79 .................... 955 981,747
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80
(d)
.............. EUR 200 200,287
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 3.25%,
06/04/81 .................... USD 550 485,608
(5-Year EUR Swap Annual + 3.49%),
6.50%, 08/30/84
(d)
.............. EUR 300 334,633
6,423,370
Total Corporate Bonds — 16.7%
(Cost: $210,375,353) ............................. 200,138,460
Equity-Linked Notes
Aerospace & Defense — 0.1%
Barclays Bank plc (L3Harris Technologies,
Inc.), 15.29%, 09/28/23 ............. USD 4 788,118
Mizuho Markets Cayman LP (RTX Corp.),
13.70%, 08/24/23 ................ 6 484,954
1,273,072
Automobile Components — 0.2%
BNP Paribas Issuance BV (Lear Corp.),
15.79%, 08/02/23
(b)
............... 6 752,194
Mizuho Markets Cayman LP (Lear Corp.),
23.20%, 10/12/23 ................ 4 551,693
Royal Bank of Canada (BorgWarner, Inc.),
15.09%, 08/03/23
(b)
............... 13 617,058
1,920,945
Automobiles — 0.2%
BNP Paribas SA (Ford Motor Co.),
13.67%, 09/19/23
(b)
............... 62 814,446
Citigroup, Inc. (General Motors Co.),
15.38%, 09/14/23 ................ 19 722,032
Nomura Holdings, Inc. (General Motors Co.),
13.79%, 08/10/23 ................ 12 449,185
1,985,663
Banks — 1.0%
BNP Paribas SA (Comerica, Inc.),
27.09%, 09/13/23
(b)
............... 8 423,867
BNP Paribas SA (First Citizens BancShares,
Inc.), 18.31%, 08/17/23
(b)
........... —
(n)
542,469
Citigroup, Inc. (Bank of America Corp.),
14.51%, 09/08/23 ................ 82 2,589,418

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc. (Citizens Financial Group, Inc.),
23.43%, 09/08/23 ................ USD 12 $ 356,641
Citigroup, Inc. (Fifth Third Bancorp),
17.17%, 09/13/23 ................ 14 413,651
Citigroup, Inc. (First Horizon Corp.),
24.71%, 09/11/23 ................ 23 315,662
Citigroup, Inc. (JPMorgan Chase & Co.),
13.09%, 09/01/23 ................ 4 525,328
Citigroup, Inc. (PNC Financial Services Group,
Inc. (The)), 13.49%, 09/08/23 ........ 5 617,057
Citigroup, Inc. (Wells Fargo & Co.),
19.44%, 09/08/23 ................ 21 894,930
HSBC Bank plc (Banco Santander SA),
16.00%, 10/05/23 ................ EUR 6 654,697
JPMorgan Structured Products BV (Bank of
America Corp.), 15.96%, 09/01/23 ..... USD 18 528,519
Nomura Holdings, Inc. (Citigroup, Inc.),
19.21%, 08/17/23 ................ 15 702,453
Royal Bank of Canada (Citigroup, Inc.),
18.66%, 08/31/23
(b)
............... 11 516,549
Royal Bank of Canada (JPMorgan Chase &
Co.), 5.82%, 08/31/23 ............. 10 1,580,472
Royal Bank of Canada (Wells Fargo & Co.),
16.40%, 08/31/23 ................ 16 732,666
SGA Societe Generale Acceptance
NV (Citizens Financial Group, Inc.),
25.49%, 09/11/23 ................ 10 314,936
11,709,315
Biotechnology — 0.2%
Citigroup, Inc. (Gilead Sciences, Inc.),
13.00%, 08/02/23 ................ 9 664,075
Mizuho Markets Cayman LP (AbbVie, Inc.),
6.73%, 09/18/23 ................. 10 1,538,224
2,202,299
Broadline Retail — 0.3%
BNP Paribas Issuance BV (Amazon.com, Inc.),
17.68%, 08/14/23
(b)
............... 19 2,145,811
Citigroup, Inc. (Amazon.com, Inc.),
16.77%, 09/01/23 ................ 5 634,552
Royal Bank of Canada (eBay, Inc.),
14.52%, 09/18/23
(b)
............... 7 309,612
3,089,975
Building Products — 0.0%
Societe Generale SA (Johnson Controls
International plc), 12.95%, 08/04/23 .... 8 519,826
Capital Markets — 0.5%
Citigroup, Inc. (Bank of New York Mellon Corp.
(The)), 13.38%, 09/08/23 ........... 9 405,728
Citigroup, Inc. (LPL Financial Holdings, Inc.),
19.43%, 08/02/23 ................ 4 750,192
Citigroup, Inc. (Raymond James Financial,
Inc.), 21.06%, 09/08/23 ............. 3 309,890
Merrill Lynch International & Co. (Newell
Brands, Inc.), 34.97%, 08/03/23 ....... 21 187,747
Mizuho Markets Cayman LP (Nasdaq, Inc.),
8.36%, 09/11/23 ................. 16 801,243
Nomura Holdings, Inc. (Charles Schwab Corp.
(The)), 14.81%, 09/08/23 ........... 15 1,019,172
Nomura Holdings, Inc. (Morgan Stanley),
14.18%, 09/08/23 ................ 16 1,522,975
Royal Bank of Canada (CF Industries Holdings,
Inc.), 21.10%, 08/03/23
(b)
........... 5 431,634
UBS AG (Invesco Ltd.), 17.30%, 08/10/23 .. 9 142,958
5,571,539
Security
Par (000)
Par (000) Value
Chemicals — 0.1%
Citigroup, Inc. (PPG Industries, Inc.),
10.46%, 09/13/23 ................ USD 3 $ 392,513
Mizuho Markets Cayman LP (Dow, Inc.),
14.52%, 09/14/23 ................ 8 421,172
SGA Societe Generale Acceptance NV (PPG
Industries, Inc.), 14.35%, 08/31/23 ..... 2 242,790
1,056,475
Commercial Services & Supplies — 0.1%
Mizuho Markets Cayman LP (Waste
Management, Inc.), 6.70%, 09/15/23 .... 6 1,006,629
Communications Equipment — 0.3%
Barclays Bank plc (Nokia Oyj),
21.51%, 08/03/23 ................ 41 163,260
BNP Paribas SA (Cisco Systems, Inc.),
16.60%, 10/12/23 ................ 11 591,749
Citigroup, Inc. (Cisco Systems, Inc.),
11.00%, 08/17/23 ................ 52 2,607,328
3,362,337
Construction & Engineering — 0.1%
Citigroup, Inc. (Becton Dickinson & Co.),
9.56%, 08/04/23 ................. 2 416,091
UBS AG (Dollar General Corp.),
16.60%, 08/31/23 ................ 3 506,121
922,212
Construction Materials — 0.0%
Barclays Bank plc (Vulcan Materials Co.),
14.69%, 08/04/23 ................ 3 518,754
Consumer Finance — 0.1%
SGA Societe Generale Acceptance NV (Ally
Financial, Inc.), 21.71%, 09/11/23 ...... 27 831,583
SGA Societe Generale Acceptance NV
(Synchrony Financial), 15.33%, 09/11/23 . 23 789,755
1,621,338
Consumer Staples Distribution & Retail — 0.4%
Citigroup, Inc. (Walmart, Inc.), 6.23%, 08/17/23 20 3,103,302
Mizuho Markets Cayman LP (Costco Wholesale
Corp.), 9.98%, 09/22/23 ............ 2 1,233,435
4,336,737
Containers & Packaging — 0.1%
Mizuho Markets Cayman LP (Sealed Air Corp.),
19.41%, 09/08/23 ................ 18 729,986
Diversified Telecommunication Services — 0.2%
Citigroup, Inc. (Verizon Communications, Inc.),
20.77%, 09/08/23 ................ 18 615,564
Nomura Holdings, Inc. (Verizon
Communications, Inc.), 11.22%, 09/14/23 30 1,018,885
Royal Bank of Canada (AT&T, Inc.),
10.12%, 09/15/23
(b)
............... 69 1,003,280
UBS AG (AT&T, Inc.), 23.30%, 09/14/23 ... 15 226,762
2,864,491
Electric Utilities — 0.2%
BNP Paribas SA (American Electric Power Co.,
Inc.), 16.72%, 10/12/23 ............. 4 364,861
Nomura Holdings, Inc. (NextEra Energy, Inc.),
15.64%, 09/14/23 ................ 14 1,000,702
Royal Bank of Canada (American Electric
Power Co., Inc.), 12.75%, 09/18/23
(b)
... 10 814,214
Royal Bank of Canada (Exelon Corp.),
19.19%, 09/14/23
(b)
............... 10 405,770

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Royal Bank of Canada (PG&E Corp.),
15.60%, 09/28/23
(b)
............... USD 17 $ 298,466
2,884,013
Electrical Equipment — 0.1%
Citigroup, Inc. (Emerson Electric Co.),
12.83%, 08/09/23 ................ 9 835,233
Mizuho Markets Cayman LP (Eaton Corp. plc),
11.50%, 08/02/23 ................ 5 843,348
1,678,581
Electronic Equipment, Instruments & Components — 0.1%
(b)
Royal Bank of Canada (Delta Air Lines, Inc.),
15.03%, 08/28/23 ................ 10 484,954
Royal Bank of Canada (Flex Ltd.),
13.19%, 09/18/23 ................ 22 613,169
1,098,123
Energy Equipment & Services — 0.1%
Barclays Bank plc (Baker Hughes Co.),
16.67%, 09/11/23 ................ 23 826,683
Barclays Bank plc (Schlumberger NV),
18.02%, 09/13/23 ................ 7 419,894
1,246,577
Financial Services — 0.6%
Barclays Bank plc (Equitable Holdings, Inc.),
25.52%, 08/03/23 ................ 14 357,609
Barclays Bank plc (Visa, Inc.),
11.83%, 09/28/23 ................ 1 287,941
BNP Paribas SA (Berkshire Hathaway, Inc.),
7.56%, 08/08/23
(b)
................ 8 2,586,970
BNP Paribas SA (Fidelity National Information
Services, Inc.), 17.40%, 08/04/23
(b)
..... 11 637,663
BNP Paribas SA (PayPal Holdings, Inc.),
17.85%, 08/03/23
(b)
............... 15 1,080,591
Mizuho Markets Cayman LP (Global Payments,
Inc.), 16.00%, 08/01/23 ............. 4 436,633
Mizuho Markets Cayman LP (Voya Financial,
Inc.), 14.70%, 08/02/23 ............. 7 534,891
Royal Bank of Canada (Fiserv, Inc.),
7.29%, 09/15/23
(b)
................ 10 1,205,009
SGA Societe Generale Acceptance NV (Fidelity
National Information Services, Inc.),
15.75%, 08/24/23 ................ 10 600,848
7,728,155
Food Products — 0.4%
BNP Paribas SA (Brookfield Corp.),
16.38%, 09/21/23
(b)
............... EUR 3 158,875
JPMorgan Structured Products BV (SAP SE),
7.92%, 09/14/23 ................. 15 2,076,638
Nomura Bank International plc (Kraft Heinz Co.
(The)), 18.75%, 09/28/23 ........... USD 23 834,000
Royal Bank of Canada (Brookfield Corp.),
5.87%, 09/20/23
(b)
................ EUR 17 1,009,742
Royal Bank of Canada (Conagra Brands, Inc.),
12.51%, 08/28/23
(b)
............... USD 15 500,499
4,579,754
Ground Transportation — 0.1%
Citigroup, Inc. (CSX Corp.), 10.76%, 09/13/23 16 518,234
Royal Bank of Canada (Avis Budget Group,
Inc.), 25.11%, 08/01/23
(b)
............ 2 454,514
972,748
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.5%
BNP Paribas Issuance BV (Zimmer Biomet
Holdings, Inc.), 9.93%, 08/02/23
(b)
..... USD 4 $ 487,939
BNP Paribas SA (Estee Lauder Cos., Inc.
(The)), 9.98%, 09/20/23 ............ EUR 8 1,519,796
Citigroup, Inc. (Abbott Laboratories),
5.00%, 09/12/23 ................. USD 7 814,141
Nomura Holdings, Inc. (Baxter International,
Inc.), 21.47%, 08/03/23 ............. 23 974,857
Nomura Holdings, Inc. (Medtronic plc),
14.38%, 08/10/23 ................ 12 984,204
Royal Bank of Canada (Koninklijke Philips NV)
17.38%, 09/14/23
(a)(b)
.............. EUR 38 795,673
26.81%, 10/05/23
(a)(b)
.............. 12 257,707
UBS AG (Zimmer Biomet Holdings, Inc.),
17.90%, 08/10/23 ................ USD 5 667,338
6,501,655
Health Care Providers & Services — 1.3%
Barclays Bank plc (Cardinal Health, Inc.),
15.44%, 08/03/23 ................ 7 590,797
BMO Capital Markets Corp. (Cigna Group
(The)), 22.25%, 09/14/23 ........... 2 620,007
BMO Capital Markets Corp. (Laboratory Corp.
of America Holdings), 19.45%, 09/14/23 . 3 833,375
BNP Paribas SA (AmerisourceBergen Corp.),
9.41%, 08/03/23
(b)
................ 5 834,650
Citigroup, Inc. (Cardinal Health, Inc.),
14.26%, 08/10/23 ................ 6 523,768
Citigroup, Inc. (McKesson Corp.),
11.57%, 08/03/23 ................ 2 817,930
Citigroup, Inc. (UnitedHealth Group, Inc.),
11.42%, 09/01/23 ................ 1 518,774
JPMorgan Structured Products BV (Cigna
Group (The)), 12.67%, 08/03/23 ....... 4 1,047,855
Mizuho Markets Cayman LP (CVS Health
Corp.), 16.00%, 08/03/23 ........... 14 1,046,231
Mizuho Markets Cayman LP (HCA Healthcare,
Inc.), 9.97%, 09/18/23 ............. 4 1,015,897
Mizuho Markets Cayman LP (Humana, Inc.),
19.51%, 09/14/23 ................ —
(n)
88,406
Nomura Holdings, Inc. (Elevance Health, Inc.),
14.86%, 08/10/23 ................ 1 423,846
Royal Bank of Canada (UnitedHealth Group,
Inc.), 7.31%, 08/31/23
(b)
............ 10 4,749,014
SGA Societe Generale Acceptance NV
(Elevance Health, Inc.), 14.44%, 09/11/23 4 2,043,485
15,154,035
Hotel & Resort REITs — 0.1%
Royal Bank of Canada (Host Hotels & Resorts,
Inc.), 17.58%, 08/03/23
(b)
........... 35 630,169
Hotels, Restaurants & Leisure — 0.8%
Barclays Bank plc (Booking Holdings, Inc.),
15.24%, 08/03/23 ................ —
(n)
1,038,075
BNP Paribas SA (Aramark), 14.04%, 08/09/23
(b)
14 527,827
BNP Paribas SA (Chipotle Mexican Grill, Inc.),
9.26%, 09/18/23 ................. —
(n)
306,560
BNP Paribas SA (Marriott International, Inc.),
15.40%, 08/02/23
(b)
............... 5 846,660
BNP Paribas SA (McDonald's Corp.),
6.20%, 09/18/23 ................. 5 1,513,893
BNP Paribas SA (MGM Resorts International),
17.23%, 08/03/23
(b)
............... 15 750,657
BNP Paribas SA (Starbucks Corp.),
12.64%, 08/02/23
(b)
............... 9 961,019

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
BNP Paribas SA (Yum! Brands, Inc.),
8.77%, 08/03/23
(b)
................ USD 6 $ 788,687
Citigroup, Inc. (McDonald's Corp.),
6.82%, 09/01/23 ................. 2 499,694
JPMorgan Structured Products BV (Hyatt
Hotels Corp.), 15.48%, 08/09/23 ...... 7 837,645
JPMorgan Structured Products BV (Las Vegas
Sands Corp.), 16.57%, 09/12/23 ...... 7 418,105
Royal Bank of Canada (Hilton Worldwide
Holdings, Inc.), 13.05%, 09/15/23
(b)
..... 7 1,038,599
9,527,421
Household Durables — 0.1%
BNP Paribas SA (Toll Brothers, Inc.),
15.56%, 08/23/23 ................ 8 531,427
JPMorgan Structured Products BV (Sony
Group Corp.), 17.90%, 09/08/23 ....... 4 347,131
878,558
Household Products — 0.1%
Citigroup, Inc. (Kimberly-Clark Corp.),
10.23%, 09/14/23 ................ 8 991,890
HSBC Bank plc (Rocket Cos., Inc.),
19.77%, 09/21/23 ................ GBP 2 179,605
1,171,495
Insurance — 0.4%
Barclays Bank plc (Prudential plc),
26.55%, 09/21/23 ................ 32 435,944
JPMorgan Structured Products BV (Marsh &
McLennan Cos., Inc.), 6.93%, 09/12/23 .. USD 4 816,376
JPMorgan Structured Products BV (Travelers
Cos, Inc. (The)), 9.93%, 09/12/23 ...... 5 812,986
JPMorgan Structured Products BV (Willis
Towers Watson plc), 16.72%, 09/28/23 .. 2 434,357
Nomura Holdings, Inc. (Archer-Daniels-Midland
Co.), 11.10%, 09/14/23 ............. 12 1,010,046
SGA Societe Generale Acceptance NV
(American International Group, Inc.),
12.58%, 08/31/23 ................ 12 714,521
UBS AG (Fidelity National Financial, Inc.),
13.20%, 08/31/23 ................ 16 582,190
4,806,420
Interactive Media & Services — 0.9%
BNP Paribas Issuance BV (Meta Platforms,
Inc.), 20.98%, 08/14/23
(b)
........... 4 1,074,013
BNP Paribas SA (TripAdvisor, Inc.),
20.02%, 08/04/23
(b)
............... 26 432,699
Citigroup, Inc. (Alphabet, Inc.),
16.42%, 09/01/23 ................ 5 624,478
Citigroup, Inc. (Meta Platforms, Inc.),
20.27%, 09/01/23 ................ 2 644,290
Mizuho Markets Cayman LP (Alphabet, Inc.),
17.22%, 08/24/23 ................ 1 155,195
Mizuho Markets Cayman LP (Meta Platforms,
Inc.), 21.51%, 08/24/23 ............. 1 153,462
Royal Bank of Canada (Alphabet, Inc.),
14.17%, 09/15/23
(b)
............... 31 4,138,524
Royal Bank of Canada (Meta Platforms, Inc.),
17.60%, 09/18/23
(b)
............... 8 2,576,780
Royal Bank of Canada (TripAdvisor, Inc.),
18.94%, 08/04/23
(b)
............... 31 534,731
10,334,172
Security
Par (000)
Par (000) Value
IT Services — 0.1%
BNP Paribas Issuance BV (Gartner, Inc.),
13.74%, 08/02/23 ................ USD 2 $ 743,285
Mizuho Markets Cayman LP (Cognizant
Technology Solutions Corp.),
21.11%, 10/12/23 ................ 15 1,010,476
1,753,761
Life Sciences Tools & Services — 0.3%
Citigroup, Inc. (Danaher Corp.)
13.24%, 09/01/23 ................ 2 522,348
8.57%, 09/14/23 ................. 4 1,007,114
Mizuho Markets Cayman LP (Agilent
Technologies, Inc.), 13.50%, 08/16/23 ... 8 1,012,930
Royal Bank of Canada (Thermo Fisher
Scientific, Inc.), 10.37%, 09/15/23
(b)
.... 3 1,487,566
4,029,958
Machinery — 0.4%
Barclays Bank plc (Caterpillar, Inc.),
15.27%, 08/02/23 ................ 5 1,062,274
Mizuho Markets Cayman LP (PACCAR, Inc.),
10.60%, 09/14/23 ................ 12 1,014,809
Royal Bank of Canada (Cummins, Inc.),
14.11%, 08/03/23
(b)
............... 2 531,242
Royal Bank of Canada (Deere & Co.),
11.91%, 08/18/23
(b)
............... 4 1,590,704
Royal Bank of Canada (Otis Worldwide Corp.),
9.03%, 09/15/23
(b)
................ 11 1,014,080
5,213,109
Media — 0.3%
BNP Paribas SA (Comcast Corp.),
19.50%, 08/17/23
(b)
............... 17 731,806
Mizuho Markets Cayman LP (Comcast Corp.),
8.51%, 09/18/23 ................. 34 1,531,149
Royal Bank of Canada (Publicis Groupe SA),
11.23%, 09/14/23
(a)(b)
.............. EUR 13 1,039,190
SGA Societe Generale Acceptance NV (Fox
Corp.), 12.13%, 08/24/23 ........... USD 10 326,400
3,628,545
Metals & Mining — 0.1%
Citigroup, Inc. (Freeport-McMoRan, Inc.),
21.35%, 09/12/23 ................ 12 529,457
Citigroup, Inc. (Nucor Corp.), 15.67%, 09/14/23 2 405,713
JPMorgan Structured Products BV (Carlyle
Group, Inc. (The)), 24.86%, 08/03/23 ... 16 459,352
1,394,522
Multi-Utilities — 0.0%
UBS AG (Public Service Enterprise Group,
Inc.), 15.40%, 08/10/23 ............. 4 250,345
Oil, Gas & Consumable Fuels — 0.8%
Barclays Bank plc (ConocoPhillips),
21.69%, 08/04/23 ................ 6 643,879
Barclays Bank plc (Murphy Oil Corp.),
20.69%, 08/04/23 ................ 5 213,732
BNP Paribas SA (Shell plc), 23.72%, 09/21/23
(b)
GBP 26 792,736
Citigroup, Inc. (Chevron Corp.),
13.98%, 09/19/23 ................ USD 10 1,553,169
Citigroup, Inc. (Exxon Mobil Corp.),
13.54%, 09/19/23 ................ 24 2,579,645
HSBC Bank plc (BP plc), 24.04%, 09/21/23 . GBP 166 999,216
JPMorgan Structured Products BV (Devon
Energy Corp.), 23.53%, 08/02/23 ...... USD 4 217,003
JPMorgan Structured Products BV (Kosmos
Energy Ltd.), 29.42%, 08/31/23 ....... 42 265,135

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
JPMorgan Structured Products BV (Marathon
Petroleum Corp.), 19.44%, 08/02/23 .... USD 3 $ 320,901
Nomura Bank International plc (Williams Cos.,
Inc. (The)), 18.64%, 09/14/23 ........ 7 236,855
Royal Bank of Canada (Hess Corp.),
14.92%, 09/15/23
(b)
............... 6 828,607
Royal Bank of Canada (Marathon Oil Corp.),
15.82%, 08/03/23
(b)
............... 9 221,158
Royal Bank of Canada (Valero Energy Corp.),
18.39%, 09/18/23
(b)
............... 8 1,019,854
SGA Societe Generale Acceptance NV
(ConocoPhillips), 20.68%, 08/17/23 .... 2 260,579
10,152,469
Passenger Airlines — 0.1%
JPMorgan Structured Products BV (American
Airlines Group, Inc.), 18.24%, 09/12/23 .. 23 393,299
JPMorgan Structured Products BV (United
Airlines Holdings, Inc.), 18.51%, 09/12/23 7 394,512
787,811
Personal Care Products — 0.3%
Barclays Bank plc (Unilever plc),
10.42%, 09/20/23 ................ GBP 47 2,535,795
BNP Paribas SA (Coty, Inc.),
17.85%, 08/25/23
(b)
............... USD 43 510,715
SGA Societe Generale Acceptance NV
(Unilever plc), 10.88%, 08/31/23 ...... 8 427,629
3,474,139
Pharmaceuticals — 0.2%
Barclays Bank plc (Bayer AG),
20.90%, 10/05/23 ................ EUR 9 542,221
BNP Paribas SA (Eli Lilly & Co.),
18.76%, 08/17/23
(b)
............... USD —
(n)
133,920
BNP Paribas SA (Zoetis, Inc.),
12.95%, 08/04/23
(b)
............... 4 826,572
Nomura Bank International plc (Novo Nordisk
A/S), 24.56%, 09/14/23 ............. 1 123,774
Royal Bank of Canada (AstraZeneca plc),
21.89%, 09/21/23
(b)
............... GBP 3 378,294
2,004,781
Professional Services — 0.4%
BNP Paribas Issuance BV (Paycom Software,
Inc.), 16.07%, 08/02/23
(b)
........... USD 2 644,284
BNP Paribas SA (Paycom Software, Inc.),
16.15%, 08/02/23
(b)
............... 3 855,627
BNP Paribas SA (Randstad NV),
13.31%, 09/20/23 ................ EUR 14 812,004
JPMorgan Structured Products BV (Robert
Half, Inc.), 17.15%, 09/28/23 ......... USD 1 90,896
Royal Bank of Canada (Automatic Data
Processing, Inc.), 9.48%, 09/15/23
(b)
.... 5 1,200,043
SGA Societe Generale Acceptance NV (Leidos
Holdings, Inc.), 14.55%, 08/24/23 ...... 7 604,052
SGA Societe Generale Acceptance NV
(SS&C Technologies Holdings, Inc.),
15.23%, 08/24/23 ................ 13 739,142
4,946,048
Real Estate Management & Development — 0.0%
Mizuho Markets Cayman LP (Sempra),
12.45%, 08/31/23 ................ 2 296,987
Semiconductors & Semiconductor Equipment — 0.0%
BNP Paribas SA (Intel Corp.),
30.85%, 10/12/23 ................ 5 181,328
Security
Par (000)
Par (000) Value
Software — 1.1%
BNP Paribas SA (Intuit, Inc.), 15.55%, 08/23/23 USD 3 $ 1,487,513
BNP Paribas SA (Palo Alto Networks, Inc.),
14.11%, 08/23/23 ................ 7 1,486,353
Citigroup, Inc. (Microsoft Corp.)
10.60%, 09/01/23 ................ 2 618,727
14.35%, 09/15/23 ................ 6 2,041,322
JPMorgan Structured Products BV
(ServiceNow, Inc.), 17.49%, 09/01/23 ... 1 534,388
Mizuho Markets Cayman LP (Microsoft Corp.),
12.62%, 08/25/23 ................ 6 2,096,880
Royal Bank of Canada (Microsoft Corp.),
14.16%, 08/11/23
(b)
............... 7 2,097,803
Royal Bank of Canada (ServiceNow, Inc.),
13.61%, 09/18/23
(b)
............... 3 1,567,072
Societe Generale SA (Fortinet, Inc.),
12.75%, 08/03/23 ................ 15 1,073,840
UBS AG (Microsoft Corp.), 17.20%, 08/17/23 2 500,322
13,504,220
Specialized REITs — 0.1%
JPMorgan Structured Products BV (Iron
Mountain, Inc.), 15.25%, 08/04/23 ..... 14 846,211
Specialty Retail — 0.5%
Barclays Bank plc (AutoNation, Inc.),
18.90%, 09/13/23 ................ 3 414,081
BNP Paribas SA (Ross Stores, Inc.),
9.48%, 08/18/23
(b)
................ 10 1,048,027
Citigroup, Inc. (Best Buy Co., Inc.),
16.09%, 08/31/23 ................ 11 845,021
JPMorgan Structured Products BV (Simon
Property Group, Inc.), 18.06%, 08/02/23 . 6 631,349
Mizuho Markets Cayman LP (AutoZone, Inc.),
9.70%, 09/19/23 ................. —
(n)
990,538
Mizuho Markets Cayman LP (Dick's Sporting
Goods, Inc.), 17.25%, 08/23/23 ....... 4 527,967
Mizuho Markets Cayman LP (TJX Cos., Inc.
(The)), 8.90%, 08/17/23 ............ 13 1,035,346
5,492,329
Technology Hardware, Storage & Peripherals — 0.2%
BMO Capital Markets Corp. (HP, Inc.),
24.72%, 09/14/23 ................ 6 188,848
BNP Paribas SA (Apple, Inc.),
14.11%, 08/11/23
(b)
................ 12 2,107,480
Citigroup, Inc. (Apple, Inc.), 10.74%, 09/01/23 3 626,111
2,922,439
Textiles, Apparel & Luxury Goods — 0.1%
Citigroup, Inc. (Tapestry, Inc.),
18.93%, 08/18/23 ................ 20 837,014
JPMorgan Structured Products BV (Ralph
Lauren Corp.), 24.78%, 08/03/23 ...... 2 167,581
1,004,595
Tobacco — 0.1%
Barclays Bank plc (British American Tobacco
plc), 22.60%, 10/05/23 ............. GBP 21 721,533
Barclays Bank plc (Philip Morris International,
Inc.), 6.83%, 09/12/23 ............. USD 6 616,619
1,338,152
Trading Companies & Distributors — 0.1%
Barclays Bank plc (MSC Industrial Direct Co.,
Inc.), 15.82%, 08/03/23 ............. 2 187,104
Royal Bank of Canada (United Rentals, Inc.),
18.89%, 09/18/23
(b)
............... 1 521,654
708,758

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.0%
BNP Paribas SA (Siemens AG),
22.91%, 09/21/23
(b)
............... EUR 1 $ 167,360
Wireless Telecommunication Services — 0.1%
Barclays Bank plc (Vodafone Group plc),
25.00%, 10/05/23 ................ GBP 482 465,495
JPMorgan Structured Products BV (T-Mobile
US, Inc.), 7.33%, 09/19/23
(d)
......... USD 7 1,017,440
1,482,935
Total Equity-Linked Notes — 15.0%
(Cost: $175,289,734) ............................. 179,464,271
Fixed Rate Loan Interests
Insurance — 0.0%
Jones DesLauriers Insurance Management
Inc., Term Loan, 07/08/30
(o)
.......... 145 144,637
Total Fixed Rate Loan Interests — 0.0%
(Cost: $143,913) ................................ 144,637
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.78%
,
 05/25/28 ........... 361 314,204
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.25%), 9.78%
,
 05/25/28 .......... 64 55,916
Bleriot U.S. Bidco, Inc., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.59%
,
 10/30/28 .. 119 118,474
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.36%
,
 08/03/29 ...... 55 54,088
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.50%),
8.92%
,
 04/06/26 ................. 274 272,915
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 3.50%),
8.92%
,
 04/06/26 ................. 147 146,711
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
 02/01/28 ................. 300 297,288
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.98%
,
 02/01/29 ................ 190 184,458
Setanta Aircraft Leasing DAC, Term Loan, (3-
mo. LIBOR USD + 2.00%), 7.54%
,
 11/05/28 207 206,774
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.49%
,
 08/24/28 ..... 92 91,798
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.49%
,
 02/22/27 .. 218 218,724
1,961,350
Automobile Components — 0.0%
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.07%
,
 05/06/30
(a)
................ 301 300,699
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.82%
,
 12/14/27
(a)
.......... 218 217,588
Security
Par (000)
Par (000) Value
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59% - 8.67%
,
 01/24/29 ........... USD 608 $ 572,540
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
 01/24/30 ................ 219 174,883
747,423
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.61%
,
 11/24/28 .. 178 177,699
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 8.25%),
13.61%
,
 06/30/27
(c)
............... 322 291,999
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.93%
,
 02/12/27 ..... 515 474,914
Pug LLC, Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.67%
,
 02/12/27
(c)
................ 38 35,827
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 2.50%), 7.82%
,
 02/28/30 .. 73 72,818
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
 12/21/27 ................. 79 75,772
1,129,029
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.67%
,
 05/13/29 46 46,023
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.57%
,
 04/12/28 ........... 53 51,018
CP Atlas Buyer, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.17%
,
 11/23/27 ................ 214 202,717
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.17%
,
 10/02/28 ........... 90 85,142
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(o)
............. 16 14,736
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.92%
,
 04/28/29 ................. 149 148,242
Jeld-Wen, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.68%
,
 07/28/28 ..... 117 115,942
Wilsonart LLC, Term Loan E, (6-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.71%
,
 12/31/26 ................. 230 228,589
892,409
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.93%
,
 07/31/26 ................. 162 162,265
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B4, (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.24%
,
 12/20/29 ................. 132 132,226
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.93%, 07/24/26 ............... 188 181,648
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%, 07/24/26 ......... 82 78,588

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Castlelake Aviation One DAC, Term Loan
(3-mo. LIBOR USD at 0.50% Floor +
2.75%), 8.30%, 10/22/26 ......... USD 176 $ 175,365
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.00%, 10/22/27 ......... 81 80,494
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.82%
,
 06/30/28 ........... 217 216,201
Focus Financial Partners LLC, Term Loan B6,
06/30/28
(o)
..................... 101 100,874
Greenhill & Co., Inc., Term Loan, (3-mo. CME
Term SOFR + 3.25%), 8.73%
,
 04/12/24 .. 112 111,550
ION Trading Finance Ltd., Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.09%
,
 04/01/28 ................ 75 73,641
Mercury Borrower, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
 08/02/28 ........... 267 262,363
Mercury Borrower, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.50%), 12.03%
,
 08/02/29 ........... 104 95,842
1,671,057
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
 09/30/28 ................. 205 199,087
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.42%
,
 11/24/27 ...... 90 87,015
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 289 279,095
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 12/29/27 ........... 64 50,542
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 9.62%
,
 10/04/29 ...... 118 115,119
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.97%
,
 06/09/28 ........... 187 186,006
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
7.32%
,
 01/31/26 ................. 294 293,526
H.B. Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
 02/15/30 ................. 37 36,977
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.27%
,
 07/03/28 ........... 160 136,906
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 02/18/30 ................. 72 71,145
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
 10/15/28 ................. 219 216,475
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.93%
,
 06/30/27 ................. 107 106,214
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
8.00%
,
 03/02/26 ................. 177 176,879
Security
Par (000)
Par (000) Value
Chemicals (continued)
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.82%
,
 03/29/28 ................. USD 240 $ 237,592
Nouryon Finance BV, Term Loan
(3-mo. CME Term SOFR + 2.75%),
8.07%, 10/01/25 ............... 16 15,977
(3-mo. CME Term SOFR + 4.00%),
9.32%, 04/03/28 ............... 89 88,611
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.27%
,
 11/09/28 ........... 85 82,556
Oxea Holding Vier GmbH, Term Loan B2,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 10/14/24 ................. 218 215,387
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 9.63%
,
 03/16/27 .......... 52 51,372
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.68%
,
 08/02/28 ........... 151 149,784
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.31%
,
 09/22/28 ................. 112 111,318
2,907,583
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
 05/12/28 ................. 391 376,236
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.22%
,
 02/15/29 ................. 136 130,883
Aramark Intermediate HoldCo Corp., Term
Loan B5, (1-mo. CME Term SOFR + 2.50%),
7.93%
,
 04/06/28 ................. 116 115,398
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.93%
,
 06/22/30 ................. 123 122,877
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 09/07/27 ................. 258 257,982
Clean Harbors, Inc., Term Loan, (1-mo. CME
Term SOFR + 2.00%), 7.43%
,
 10/08/28 .. 112 112,077
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
 11/30/28 ................. 207 206,344
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
 11/30/28 ................. 15 15,330
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.47%
,
 05/31/27 ................. 82 82,214
PECF USS Intermediate Holding III Corp., Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.68% - 9.88%
,
 12/15/28 130 103,603
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.75% Floor + 2.75%), 8.18%
,
 09/23/26 . 180 179,241
Tempo Acquisition LLC, Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.32%
,
 08/31/28 ................. 584 584,342

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.42%
,
 11/02/27 ................. USD 239 $ 222,507
Viad Corp., Term Loan, 07/30/28
(o)
....... 153 148,416
2,657,450
Communications Equipment — 0.0%
(a)
Ciena Corp., Term Loan, (1-mo. CME Term
SOFR + 2.50%), 7.75%
,
 01/18/30 ..... 27 26,932
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.82%
,
 03/02/29 ................. 119 113,857
140,789
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan B
(o)
 08/01/30 ...................... 460 445,432
 08/01/30 ...................... 161 160,298
Legence Holdings LLC, Term Loan,
9.17%
,
 12/16/27 ................. 29 28,804
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.43%
,
 01/21/28 ..... 148 147,520
USIC Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.93%
,
 05/12/28 ........... 190 182,963
965,017
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.42%
,
 01/15/27 ........... 225 224,743
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.32%
,
 03/08/29 ................ 163 130,797
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.84%
,
 04/29/29 ................. 163 161,072
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.91%
,
 09/22/28 ........... 144 143,814
660,426
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B
(a)
(1-mo. CME Term SOFR + 2.00%),
7.43%, 09/13/26 ............... 181 180,767
(1-mo. CME Term SOFR + 2.75%),
8.18%, 11/22/28 ............... 132 131,779
312,546
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.18%
,
 12/01/27 ...... 499 495,941
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/14/26 ................. 125 124,462
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.68%
,
 02/05/26 ................. 81 80,472
Pregis TopCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.07%
,
 07/31/26 ................. 40 39,730
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.54%
,
 09/15/28 ........... USD 180 $ 178,784
919,389
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
9.38%
,
 10/28/27
(a)
................ 206 191,953
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%
,
 12/11/28 ............ 115 107,672
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.17%
,
 12/10/29 ........... 125 106,380
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.68%
,
 11/24/28 ...... 142 141,264
Kuehg Corp., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.24%
,
 06/12/30 ................ 167 166,075
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.07%
,
 01/15/27 353 343,572
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.00%),
9.54%
,
 07/30/25 ................. 127 125,852
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.43%
,
 09/01/25 ................ 336 281,998
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/05/26 ................. 347 346,476
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.43%
,
 01/08/27 ........... 154 151,936
1,771,225
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
8.07%
,
 05/18/30
(a)
................ 105 104,921
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.32%, 07/15/25 ............... 53 51,957
(3-mo. LIBOR USD + 2.75%),
8.32%, 01/31/26 ............... 111 108,913
Connect Finco SARL, Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.82%
,
 12/11/26 ................. 714 711,673
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.93%
,
 10/02/27 .......... 111 95,965
Iridium Satellite LLC, Term Loan B2, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.92%
,
 11/04/26 ................. 236 235,844
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
 03/01/27 ................. 217 203,942
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.68%
,
 03/15/27 ................. 244 169,375

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.68% - 9.73%
,
 09/01/28 ........... USD 135 $ 114,861
Radiate Holdco LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
 09/25/26 ................. 401 336,708
Virgin Media Bristol LLC, Facility Term Loan
Q, (1-mo. CME Term SOFR + 3.25%),
8.59%
,
 01/31/29 ................. 107 105,475
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 03/09/27 ................. 583 442,727
2,577,440
Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, Term
Loan B, (1-mo. CME Term SOFR + 2.00%),
7.43%
,
 01/15/25
(a)
................ 71 70,764
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.25%
,
 06/23/28
(a)(c)
........ 189 186,591
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.18%
,
 07/02/29
(a)
................ 135 134,445
Energy Equipment & Services — 0.0%
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.68%
,
 10/05/28
(a)
339 338,654
Entertainment — 0.3%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
8.20%
,
 04/22/26 ................. 272 211,738
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%
,
 05/24/29 ........... 19 19,008
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.49%
,
 03/08/30 ........... 120 118,853
City Football Group Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.41%
,
 07/21/28 ................. 230 226,115
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.82%
,
 11/27/28 ................. 262 260,703
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.54% - 8.73%
,
 03/08/24 ...... 529 496,294
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 8.32%
,
 01/15/30 151 151,000
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.11%
,
 10/19/26 ................. 502 500,172
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.07%
,
 03/13/28 ................. 220 219,434
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
8.13%
,
 01/23/25 ................. 157 156,628
Security
Par (000)
Par (000) Value
Entertainment (continued)
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.37%
,
 04/29/26 ........... USD 107 $ 106,946
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 8.18%
,
 05/18/25 ..... 369 367,691
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 7.56%
,
 01/20/28 . 379 378,674
3,213,256
Financial Services — 0.2%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.92%
,
 12/21/28 . 116 115,568
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
 08/15/28 . 205 168,295
Belron Finance LLC, Term Loan, (3-mo. CME
Term SOFR + 2.25%), 7.88%
,
 10/30/26
(c)
. 173 172,519
Belron Finance US LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.16%
,
 04/18/29 ................. 54 53,967
Belron Group SA, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.43%),
8.06%
,
 04/13/28 ................. 174 174,278
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.99%
,
 04/09/27 ...... 687 659,622
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 12.29%
,
 04/07/28 ........... 195 181,350
LBM Acquisition LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
9.17%
,
 12/17/27 ................. 79 76,836
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 03/24/25 ................. 183 182,544
Sotera Health Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.18%
,
 12/11/26 ...... 314 310,468
Travelport Finance (Luxembourg) SARL, Term
Loan, (3-mo. CME Term SOFR + 8.50%),
13.36%
,
 05/29/26
(c)
............... 153 97,682
UPC Financing Partnership, Facility Term Loan
AX, (1-mo. CME Term SOFR + 2.93%),
8.26%
,
 01/31/29 ................. 74 72,050
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.68%
,
 03/31/28 ..... 109 108,416
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07%
,
 10/19/27 ........... 187 186,111
2,559,706
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
0.00%), 9.18%
,
 10/01/25 ........... 203 187,902
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 2.50%
,
 10/10/26 .. 36 35,420
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.93%
,
 10/25/27 ................. 453 451,955
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 01/29/27 ................. 534 531,657

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.27%
,
 05/23/25 .. USD 70 $ 61,861
Hostess Brands LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 2.50%),
7.74%
,
 06/30/30 ................. 147 146,298
Nomad Foods Ltd., Facility Term Loan B2,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 11/12/29 ............ 121 120,768
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 9.13%
,
 06/08/28 ...... 307 306,278
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.75%
,
 03/31/28 ........... 271 262,305
Utz Quality Foods LLC, 1st Lien Term Loan,
01/20/28
(o)
..................... 334 333,014
2,437,458
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.01%
,
 04/06/28 . 92 90,392
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 08/06/27 ................. 106 105,853
Genesee & Wyoming, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.34%
,
 12/30/26 ................. 173 173,185
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 5.50%), 10.93% -
11.13%
,
 08/04/25 ................ 79 70,803
Uber Technologies, Inc., Term Loan, 8.00% -
8.03%
,
 03/03/30 ................. 307 306,921
747,154
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan, 05/10/27
(o)
80 78,070
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.67%
,
 11/03/28 ................. 303 298,582
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.00%
,
 03/05/26 ................ 108 100,121
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
 05/04/28 ................. 110 110,599
Medline Borrower LP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
 10/23/28 ................. 601 594,592
1,181,964
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.68%
,
 09/29/28 ...... 162 161,681
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.80%
,
 11/08/27 ............ 164 163,130
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
 11/01/28 ................. 264 262,777
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 4.25%),
9.49%
,
 03/31/27 ................. 185 43,598
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.25%, 02/18/27 ............... USD 147 $ 117,617
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.25%, 11/15/28 .......... 48 37,410
EyeCare Partners LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 12.25%
,
 11/15/29 ........... 62 34,809
MED ParentCo. LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.68%
,
 08/31/26 ................. 209 194,599
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.61%
,
 11/01/28 ...... 115 109,905
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.36%
,
 11/01/29 ..... 87 77,213
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
 10/27/28 ........... 91 90,703
PetVet Care Centers LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.92%
,
 02/14/25 ........... 6 5,713
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.12%
,
 08/31/26 ........... 98 97,565
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.66%
,
 05/16/29 ................. 52 52,451
1,449,171
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(o)
................. 69 67,341
Athenahealth Group, Inc., Term Loan,
02/15/29
(o)
..................... 352 341,221
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.54%
,
 06/02/28 ................. 622 586,013
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.43%
,
 08/27/25 ................. 298 297,589
1,292,164
Hotels, Restaurants & Leisure — 0.3%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
7.18%
,
 11/19/26 ................. 340 337,442
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.18%
,
 02/02/26 ................. 214 206,917
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
9.17%
,
 05/31/30 ................. 19 18,941
Bally's Corp., Facility Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.84%
,
 10/02/28 ................. 124 122,009
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%
,
 02/06/30 ........... 142 141,549
Carnival Corp., Term Loan B, 08/02/27
(o)
... 296 295,796
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 03/17/28 ................. 186 185,185

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.32%
,
 01/27/29 ........... USD 577 $ 570,524
Flutter Entertainment plc, Term Loan,
(3-mo. CME Term SOFR + 2.25%),
7.75%
,
 07/21/26 ................. 180 180,154
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.75%
,
 07/22/28 ................. 205 205,371
Four Seasons Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%
,
 11/30/29 ............ 204 204,164
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
7.15%
,
 06/22/26 ................. 177 176,702
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.42%
,
 12/15/27 ................. 266 264,829
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.30%
,
 04/14/29 ........... 146 145,098
Packers Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.60%
,
 03/09/28 ................. 128 86,493
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.17%
,
 05/03/29 ........... 238 237,145
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.47%
,
 01/05/29 ................. 86 85,395
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.00%), 8.43%
,
 08/25/28 ........... 75 74,527
Station Casinos LLC, Facility Term Loan B1,
(1-mo. CME Term SOFR at 0.25% Floor +
2.25%), 7.67%
,
 02/08/27 ........... 218 217,299
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
 08/03/28 ................. 290 288,950
Wyndham Hotels & Resorts, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.67%
,
 05/24/30 ........... 28 28,462
4,072,952
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.75%
,
 05/17/28 ................. 183 157,174
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.67%
,
 02/26/29 ........... 333 315,745
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.43%
,
 10/06/28 ........... 159 132,380
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.68%
,
 10/30/27 ........... 393 349,916
955,215
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction, 1st Lien Term Loan B,
07/19/30
(o)
..................... USD 152 $ 150,821
Calpine Corp., Term Loan, (1-mo. CME Term
SOFR + 2.00%), 7.43%
,
 08/12/26 ..... 72 71,845
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.03%
,
 12/15/27 ........... 191 189,619
412,285
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.92%
,
 11/05/27 ............ 480 478,951
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.72%
,
 11/05/27 .......... 361 360,255
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.68%, 02/19/28 ......... 274 272,945
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.18%, 02/19/28 ......... 55 54,608
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.93%, 02/12/27 ............... 369 366,398
Hub International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.07%, 11/10/29 .......... 74 73,729
(3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.58%, 06/20/30 ......... 563 565,564
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
8.42%
,
 09/01/27 ................. 294 293,828
USI, Inc., Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 8.99%
,
 11/22/29 333 332,539
2,798,817
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
LIBOR USD at 0.75% Floor + 2.75%),
8.29%
,
 06/26/28 ................. 131 131,320
Camelot U.S. Acquisition LLC, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.43%, 10/30/26 ............... 432 431,231
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR + 2.75%), 8.17%
,
 10/10/25 .. 107 106,458
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 4.50%),
9.93%
,
 01/29/26 ................. 117 117,286
786,295
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3,
(1-mo. CME Term SOFR + 5.25%),
10.68%
,
 01/31/28 ................ 175 155,062
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.68%
,
 01/20/29 ................ 67 58,395
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.67%
,
 08/19/28 ..... 189 180,970
Asurion LLC, Term Loan B8, (3-mo. LIBOR
USD + 3.25%), 8.79%
,
 12/23/26 ...... 89 86,671
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.75%), 13.17%
,
 07/31/28 ........... 123 123,192

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
 07/30/27 ................. USD 77 $ 76,738
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.34%
,
 10/01/27 ........... 392 385,425
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.82%
,
 11/09/29 ................. 161 161,330
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.43%
,
 08/10/27 ................. 229 228,499
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.07%
,
 02/24/28 ........... 473 470,616
Venga Finance SARL, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.28%
,
 06/28/29 ................ 91 89,138
2,016,036
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.35%
,
 12/01/28
(c)
.......... 123 118,383
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.26%
,
 05/25/27 ................ 68 68,353
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 03/15/30 ................. 130 129,374
316,110
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.67%
,
 11/08/27 ................. 156 155,664
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.41%
,
 02/22/28 ........... 252 247,084
Curia Global, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
 08/30/26 ................. 25 21,520
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 9.93%
,
 02/04/27 ...... 155 149,900
Fortrea Holdings, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.99%
,
 07/01/30 ................. 53 53,016
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.75%, 07/03/28 ......... 335 334,753
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.32%
,
 10/19/27 ........... 274 273,805
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
 11/15/28 ............ 371 369,187
1,604,929
Security
Par (000)
Par (000) Value
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.60%
,
 08/17/26 ................ USD 226 $ 224,672
Clark Equipment Co., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
 04/20/29 ................. 69 69,146
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.23%
,
 05/14/28 ................. 45 44,763
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%, 10/21/28 ......... 172 171,483
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.68%, 10/21/28 ......... 214 214,302
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 03/01/27 ................. 171 170,939
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.92%
,
 03/31/27 ................. 302 301,204
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 369 360,929
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.74%
,
 11/22/29 ................. 262 262,088
Ingersoll-Rand Services Co., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.17%
,
 03/01/27 ........... 258 257,282
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. 265 259,896
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.92%
,
 04/05/29 ................. 251 248,260
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 9.38%
,
 07/30/27 .......... 423 420,669
Vertiv Group Corp., Term Loan B, (1-mo. CME
Term SOFR + 2.75%), 8.18%
,
 03/02/27 .. 300 299,822
Zurn LLC, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.32%
,
 10/04/28 ................. 23 22,620
3,328,075
Media — 0.2%
(a)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD at 1.00% Floor +
3.50%), 8.67%
,
 03/03/25 ........... 156 153,433
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 129 133,231
Cable One, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.00%), 7.43%
,
 05/03/28
(c)
. 123 121,888
Charter Communications Operating LLC, Term
Loan B1, (3-mo. CME Term SOFR + 1.75%),
7.12%
,
 04/30/25 ................. 152 151,808
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.93% - 9.13%
,
 08/21/26 ........... 353 340,931
Cogeco Communications Finance LP, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.93%
,
 09/01/28 ...... 185 182,127

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, Term Loan
(1-mo. LIBOR USD + 2.25%),
7.59%, 07/17/25 ............... USD 117 $ 110,977
(1-mo. LIBOR USD + 2.50%),
7.84%, 04/15/27 ............... 210 182,695
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.43%
,
 08/02/27 ................ 260 258,164
EW Scripps Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.18%
,
 01/07/28 ................. 76 74,149
Learfield Communications LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.77%
,
 12/01/23 ........... 139 107,816
Nexstar Media, Inc., Term Loan B4,
(1-mo. CME Term SOFR + 2.50%),
7.93%
,
 09/18/26 ................. 38 37,939
Sinclair Television Group, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 3.75%),
9.17%
,
 04/21/29 ................. 76 55,425
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.36%
,
 05/11/29
(c)
................ 178 177,754
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. CME Term SOFR + 2.50%),
7.84%
,
 04/30/28 ................. 139 135,062
2,223,399
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
 12/21/28 ........... 425 419,705
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.89%
,
 09/19/29 ........... 36 35,551
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 10/18/28 ........... 302 300,331
Murphy Oil USA, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
7.18%
,
 01/31/28 ................. 63 62,619
818,206
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 0.00%),
10.34%
,
 04/20/28 ................ 246 255,004
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.84%
,
 08/11/28 .. 260 259,847
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
6.51%, 01/29/27 ............... 172 168,575
(6-mo. CME Term SOFR + 2.75%),
8.15%, 02/15/28 ............... 287 284,258
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.76%
,
 06/21/27 ................ 301 314,029
United AirLines, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.29%
,
 04/21/28 ................. 223 222,589
WestJet Airlines Ltd., Term Loan, (3-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.25%
,
 12/11/26 ................. 159 155,703
1,660,005
Security
Par (000)
Par (000) Value
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 9.09%
,
 10/01/26
(a)
......... USD 722 $ 721,233
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.93%
,
 05/04/25 ................. 156 148,437
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.42%
,
 02/28/28 ................ 104 102,254
Bausch Health Cos., Inc., Term Loan,
10.60%
,
 02/01/27 ................ 201 163,301
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 08/01/27 ................. 275 270,771
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
 05/05/28 ................. 264 263,427
Organon & Co., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
 06/02/28 ................. 180 178,906
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.67%
,
 04/20/29 ................. 109 108,660
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.34%
,
 11/18/27
(c)
........... 152 148,680
1,384,436
Professional Services — 0.3%
(a)
AlixPartners LLP, Term Loan, 02/04/28
(o)
... 223 222,893
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
 06/02/28 ................. 481 441,536
Dun & Bradstreet Corp. (The), Term Loan
B, (1-mo. CME Term SOFR + 0.03%),
8.67%
,
 02/06/26 ................. 652 651,526
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.32%
,
 01/18/29 ................. 166 165,813
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.59%
,
 06/22/29 ...... 81 80,325
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
 06/22/29 ................. 176 174,038
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.17%
,
 04/28/28 ........... 223 221,144
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.07%
,
 04/29/29 ........... 300 282,126
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.18%
,
 07/11/25 ................. 75 74,556
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 7.17%
,
 11/16/26 .. 213 211,615
Trans Union LLC, Term Loan B6, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
 12/01/28 ................. 191 190,814

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.67%
,
 02/28/27 ..... USD 261 $ 259,054
2,975,440
Real Estate Management & Development — 0.0%
(a)
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.67%
,
 01/31/30
(c)
178 171,488
Cushman & Wakefield US Borrower LLC, Term
Loan, (1-mo. CME Term SOFR + 2.75%),
8.18%
,
 08/21/25 ................. 144 143,070
314,558
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.16%
,
 08/17/29 ................. 179 178,309
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.74%
,
 12/02/28 ................. 88 87,585
265,894
Software — 0.6%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.74%
,
 09/18/26 ........... 87 86,625
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.99%
,
 09/17/27 ........... 37 37,007
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 9.18%
,
 10/02/25 .. 148 147,463
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68%
,
 09/21/28 ........... 253 252,434
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.49%
,
 07/06/29 ................. 303 302,767
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.59%
,
 03/30/29 ........... 711 680,371
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
 10/08/28 ................. 77 74,688
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.42%
,
 10/08/29 ................ 152 141,804
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.25%
,
 10/16/28 ...... 81 74,446
Delta Topco, Inc., 2nd Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.57%
,
 12/01/28 ................ 44 41,140
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.42%
,
 09/12/29 ................. 190 188,759
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.43%
,
 12/01/27 ...... 333 332,743
Helios Software Holdings, Inc., Term Loan,
9.66%
,
 07/18/30 ................. 96 94,040
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.18%
,
 10/27/28 ..... 347 344,708
Instructure Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.18%
,
 10/30/28 ................. 108 107,402
Security
Par (000)
Par (000) Value
Software (continued)
Magenta Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.63%
,
 07/27/28 ........... USD 208 $ 156,532
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.88%
,
 07/27/29 ........... 349 216,390
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
 03/01/29 ................. 312 301,157
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.57%
,
 05/03/28 ................. 905 871,513
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.57%
,
 02/23/29 ................ 262 226,458
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
 08/31/28 ................. 519 510,614
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
 04/24/28 ................. 606 595,175
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.37%
,
 08/01/25 ................. 182 182,035
Sophia LP, 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
9.04%
,
 10/07/27 ................. 294 292,315
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. 28 27,997
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. 27 26,683
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.62%, 05/04/26 ......... 49 48,848
(3-mo. CME Term SOFR + 3.75%),
9.22%, 05/04/26 ............... 151 150,839
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.62%
,
 05/03/27 ................ 189 186,093
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
 07/20/28 ........... 47 46,006
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/28/30 ................. 32 31,800
6,776,852
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(1-mo. CME Term SOFR + 4.00%),
9.42%, 02/07/25 ............... 61 60,320
(1-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.66%, 03/31/26 ......... 254 252,569
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.00%), 9.43%
,
 05/04/28 . 304 303,242
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
 02/11/28 ................. 300 299,337
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 08/04/28 ................. 177 176,951

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.93%, 10/20/28 ......... USD 53 $ 51,369
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%, 10/20/28 ......... 76 74,178
RVR Dealership Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 02/08/28 ........... 24 22,178
1,240,144
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 5.00%),
10.21%
,
 07/23/26
(a)
............... 67 44,418
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%), 8.89% -
8.92%
,
 02/20/29 ................. 113 112,764
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.07%
,
 03/08/30 ................. 59 58,779
171,543
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(1-mo. CME Term SOFR + 2.25%),
7.68%
,
 05/19/28 ................. 74 73,545
Core & Main LP, Term Loan B, (6-mo.
CME Term SOFR + 2.50%), 7.69% -
7.92%
,
 07/27/28 ................. 447 445,344
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%, 06/02/28 ......... 74 73,003
 06/02/28
(o)
..................... 308 303,403
TMK Hawk Parent Corp., Term Loan A, (3-mo.
LIBOR USD at 1.00% Floor + 7.50%),
15.00%
,
 05/30/24 ................ 68 66,369
TMK Hawk Parent Corp., Term Loan B, (3-mo.
LIBOR USD at 1.00% Floor + 3.50%),
9.00%
,
 08/28/24
(c)
................ 207 137,376
1,099,040
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%, 09/22/28 ......... 150 149,105
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.32%, 09/22/28 ......... 108 107,499
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.64%
,
 12/15/26
(c)
............... 120 112,949
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.49%
,
 03/17/30 ................. 80 76,604
446,157
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/28/24 ................. 102 92,005
Digicel International Work Fee, Term Loan,
01/01/38
(o)
..................... 4 3,977
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%
,
 04/30/28 ........... 111 111,201
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 7.17%
,
 04/11/25 .. USD 210 $ 209,853
417,036
Total Floating Rate Loan Interests — 5.9%
(Cost: $71,958,327) .............................. 70,588,696
Foreign Agency Obligations
Chile — 0.1%
Empresa Nacional del Petroleo
3.75%, 08/05/26
(d)
................ 243 228,765
6.15%, 05/10/33
(b)
................ 225 226,096
454,861
Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25 ................. 475 457,069
8.88%, 01/13/33 ................. 458 467,904
5.88%, 05/28/45 ................. 290 207,350
1,132,323
France — 0.1%
Electricite de France SA
(a)(d)(i)
(12-Year EUR Swap Annual + 3.79%),
5.38% ...................... EUR 200 215,130
(5-Year EUR Swap Annual + 3.97%), 3.38% 400 346,088
561,218
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(d)
.. USD 392 361,941
Ireland — 0.0%
AIB Group plc
(a)(d)
(5-Year EUR Swap Annual + 6.63%),
6.25%
(i)
..................... EUR 200 210,944
(5-Year EUR Swap Annual + 2.15%),
1.88%, 11/19/29 ............... 100 104,339
315,283
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(d)
3.63%, 09/24/24 ................. 100 106,972
(3-mo. EURIBOR + 3.21%), 6.75%,
03/02/26
(a)
................... 150 165,265
272,237
Mexico — 0.2%
Comision Federal de Electricidad, 4.88%
,
01/15/24
(d)
..................... USD 458 453,255
Petroleos Mexicanos
3.75%, 02/21/24
(d)
................ EUR 105 113,402
4.25%, 01/15/25 ................. USD 244 230,980
6.50%, 03/13/27 ................. 582 515,332
8.75%, 06/02/29 ................. 464 422,309
5.95%, 01/28/31 ................. 519 384,060
6.70%, 02/16/32 ................. 474 364,933
2,484,271
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(d)
............ 217 163,036
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 200 191,046
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 200 161,784

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(d)
..................... USD 461 $ 451,038
Total Foreign Agency Obligations — 0.5%
(Cost: $6,974,469) .............................. 6,549,038
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(d)
5.45%, 09/16/32 ................. 267 244,350
7.50%, 09/20/47 ................. 259 244,025
488,375
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ....... 468 413,529
Colombia — 0.2%
Republic of Colombia
4.50%, 01/28/26 ................. 757 727,674
3.88%, 03/22/26 ................. EUR 134 141,276
3.88%, 04/25/27 ................. USD 205 188,342
3.13%, 04/15/31 ................. 1,053 821,866
8.00%, 04/20/33 ................. 518 543,755
2,422,913
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(d)
.. 230 232,689
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88%, 01/29/26
(d)
................ 300 302,685
5.95%, 01/25/27
(d)
................ 587 579,533
4.50%, 01/30/30
(b)
................ 383 339,013
4.50%, 01/30/30
(d)
................ 200 177,030
7.05%, 02/03/31
(b)
................ 165 166,615
4.88%, 09/23/32
(b)
................ 683 591,212
2,156,088
Egypt — 0.0%
Arab Republic of Egypt, 7.50%
,
02/16/61
(b)
.. 200 108,972
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(b)
................ 227 216,458
3.70%, 10/07/33
(d)
................ 408 332,030
6.60%, 06/13/36
(b)
................ 225 230,288
4.65%, 10/07/41
(b)
................ 521 419,348
1,198,124
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 88 87,665
5.25%, 06/16/29
(b)
................ 555 543,561
631,226
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 240 235,983
Republic of Indonesia
4.10%, 04/24/28 ................. 430 414,546
6.75%, 01/15/44
(d)
................ 387 455,034
1,105,563
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
(d)
6.38%, 03/03/28 ................. 806 786,075
5.88%, 10/17/31 ................. EUR 155 147,523
933,598
Security
Par (000)
Par (000) Value
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%
,
07/07/25
(d)
..................... USD 200 $ 194,370
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. 418 396,093
2.66%, 05/24/31 ................. 843 699,724
8.30%, 08/15/31 ................. 35 41,513
4.88%, 05/19/33 ................. 200 191,394
6.35%, 02/09/35 ................. 200 209,770
1,538,494
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(d)
................ 256 222,484
5.95%, 03/08/28
(b)
................ 239 240,379
462,863
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 280 262,447
7.63%, 11/28/47
(d)
................ 213 158,555
421,002
Oman — 0.1%
(d)
Oman Government Bond
6.50%, 03/08/47 ................. 427 409,749
6.75%, 01/17/48 ................. 754 744,583
Oman Sovereign Sukuk SAOC, 4.40%
,
06/01/24 ...................... 240 235,997
1,390,329
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30 ................. 600 525,102
6.40%, 02/14/35 ................. 511 533,131
6.85%, 03/28/54 ................. 525 549,460
1,607,693
Paraguay — 0.0%
Republic of Paraguay, 5.60%
,
03/13/48
(d)
... 398 350,451
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ................. 665 564,552
1.86%, 12/01/32 ................. 626 475,134
1,039,686
Poland — 0.1%
Republic of Poland
4.88%, 10/04/33 ................. 219 216,043
4.25%, 02/14/43
(d)
................ EUR 295 316,714
5.50%, 04/04/53 ................. USD 335 339,217
871,974
Romania — 0.2%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 428 418,071
2.88%, 03/11/29
(d)
................ EUR 450 435,605
2.50%, 02/08/30
(d)
................ 473 436,146
2.12%, 07/16/31
(d)
................ 590 500,028
1,789,850
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(d)
................ USD 515 504,788
5.00%, 01/18/53
(b)
................ 489 449,777
954,565

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(d)
.... USD 272 $ 233,808
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 370 333,903
5.88%, 04/20/32 ................. 360 329,706
5.00%, 10/12/46 ................. 602 420,449
1,084,058
Ukraine — 0.1%
Ukraine Government Bond
(a)(e)(m)
7.75%, 09/01/25
(d)
................ 340 112,030
8.99%, 02/01/26
(d)
................ 658 211,547
7.75%, 09/01/26
(d)
................ 45 14,175
7.75%, 09/01/27
(d)
................ 235 73,437
7.25%, 03/15/35
(b)
................ 526 157,395
568,584
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 474 510,685
Total Foreign Government Obligations — 1.9%
(Cost: $24,745,248) .............................. 22,709,489
Shares
Shares
Investment Companies
(p)
BlackRock Allocation Target Shares - BATS
Series A ....................... 3,000,118 27,691,088
BlackRock Floating Rate Income Portfolio,
Class K Shares .................. 1,144,599 11,022,489
iShares Core Dividend Growth ETF ...... 1,039,929 55,386,619
iShares iBoxx $ High Yield Corporate Bond
ETF
(f)
......................... 521,677 39,386,612
Total Investment Companies — 11.2%
(Cost: $137,229,746) ............................. 133,486,808
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.3%
Alternative Loan Trust
(a)
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.86%,
06/25/35 .................... 41 36,108
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 5.94%, 11/25/46 64 49,986
Series 2006-OA8, Class 1A1, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.79%,
07/25/46 .................... 136 117,510
Series 2007-OA3, Class 1A1, (1-mo. LIBOR
USD at 0.28% Floor + 0.28%), 5.69%,
04/25/47 .................... 164 146,662
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ........ 28 23,004
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. LIBOR USD at 0.68%
Floor + 0.45%), 6.09%, 09/25/37
(a)(b)
.... 249 227,700
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(a)(b)(j)
................... 369 368,322
COLT Mortgage Loan Trust
(a)(b)
Series 2022-5, Class A1, 4.55%, 04/25/67 344 333,047
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-9, Class A1, 6.79%, 12/25/67
(j)
USD 1,038 $ 1,040,117
CSMC Trust, Series 2022-ATH2, Class A1,
4.55%, 05/25/67
(a)(b)
............... 127 121,173
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)(b)
.. 174 138,050
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
............... 1,283 1,216,346
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. LIBOR USD at 0.50% Floor and
11.00% Cap + 0.50%), 5.91%, 10/25/35
(a)
156 132,171
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)(b)
........ 1,170 1,091,280
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(a)(b)(j)
.............. 382 364,343
Mill City Mortgage Loan Trust
(a)(b)(j)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 .................... 147 144,609
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 .................... 235 232,633
OBX Trust
(a)(b)(j)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... 480 468,163
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 270 268,818
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... 1,673 1,674,367
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)(b)
............... 1,318 1,285,767
Reperforming Loan REMIC Trust, Series
2005-R2, Class 1AF1, (1-mo. LIBOR USD
at 0.34% Floor and 9.50% Cap + 0.34%),
5.75%, 06/25/35
(a)(b)
............... 33 30,283
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(a)(b)(j)
....... 1,383 1,347,438
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(a)(b)(j)
.. 1,521 1,446,136
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6, Class 2A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.79%, 07/25/46
(a)
.......... 68 48,678
Verus Securitization Trust
(b)(j)
Series 2022-3, Class A1, 4.13%, 02/25/67 901 825,695
Series 2022-INV2, Class A1, 6.79%,
10/25/67
(a)
................... 1,346 1,348,990
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4,
Class 3A1, 7.00%, 05/25/36
(a)(j)
....... 319 266,050
14,793,446
Commercial Mortgage-Backed Securities — 3.1%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. LIBOR USD at 2.12%
Floor + 2.12%), 7.33%, 09/15/34
(a)(b)
.... 485 417,232
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. LIBOR USD at 2.23% Floor
+ 2.10%), 7.49%, 04/15/35
(a)(b)
........ 540 517,367
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.97%,
09/15/34
(a)(b)
.................... 1,058 1,047,271
Bayview Commercial Asset Trust, Series 2007-
2A, Class A1, (1-mo. LIBOR USD at 0.27%
Floor + 0.27%), 5.68%, 07/25/37
(a)(b)
.... 127 112,560
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
......... 200 129,957

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust, Series 2018-B5,
Class D, 3.11%, 07/15/51
(a)(b)
......... USD 550 $ 343,815
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
LIBOR USD at 3.70% Floor + 3.70%),
9.04%, 10/15/35
(a)(b)
............... 946 335,117
BPR Trust, Series 2021-TY, Class E, (1-mo.
LIBOR USD at 3.60% Floor + 3.60%),
8.94%, 09/15/38
(a)(b)
............... 325 301,060
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (1-mo. CME Term
SOFR at 2.30% Floor + 2.41%), 7.64%,
10/15/36 .................... 1,063 1,043,785
Series 2019-XL, Class J, (1-mo. CME Term
SOFR at 2.65% Floor + 2.76%), 7.99%,
10/15/36 .................... 1,321 1,278,756
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.25%, 02/15/33 ............... 973 945,840
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.49%, 02/15/33 ............... 571 559,249
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.59%, 02/15/33 ............... 460 449,579
Series 2021-SOAR, Class G, (1-mo. LIBOR
USD at 2.80% Floor + 2.80%), 8.14%,
06/15/38 .................... 668 634,065
Series 2021-VINO, Class F, (1-mo. LIBOR
USD at 2.92% Floor + 2.80%), 8.14%,
05/15/38 .................... 842 799,786
Series 2021-XL2, Class F, (1-mo. LIBOR
USD at 2.24% Floor + 2.24%), 7.58%,
10/15/38 .................... 798 759,601
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.11%, 06/15/27 ............... 480 478,497
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (1-mo. LIBOR
USD at 3.14% Floor + 3.14%), 8.48%,
10/15/36 .................... 555 513,793
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.14%, 02/15/36 ............... 580 567,649
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.14%, 02/15/36 ............... 207 202,780
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.34%, 02/15/36 ............... 133 123,384
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.34%, 02/15/36 ............... 395 365,951
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.59%, 01/15/34 ............... 307 297,422
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.34%, 01/15/34 ............... 479 460,624
Series 2021-VIEW, Class E, (1-mo. LIBOR
USD at 3.60% Floor + 3.60%), 8.94%,
06/15/36 .................... 536 478,090
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.39%, 10/15/39 ............... 2,000 1,999,999
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.28%, 10/15/39 ............... USD 1,200 $ 1,193,989
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.07%, 01/15/39 ............... 740 722,388
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.91%, 05/15/38 ............... 1,500 1,499,060
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a)(b)
.................... 281 168,076
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.94%,
08/15/36
(a)(b)
.................... 600 598,492
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo. LIBOR
USD at 4.86% Floor + 4.86%), 10.20%,
10/15/37 .................... 239 213,121
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... 125 89,738
Series 2021-BHAR, Class E, (1-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.84%,
11/15/38 .................... 97 94,813
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.36%, 09/09/24 ............... 2,500 2,497,419
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. LIBOR USD at 2.00% Floor
+ 2.00%), 7.52%, 05/15/35
(a)(b)
........ 402 388,444
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.53%, 10/10/34
(a)(b)
......... 220 162,310
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. LIBOR USD at 3.12%
Floor + 3.12%), 8.45%, 11/15/38
(a)(b)
.... 860 800,080
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.59%,
07/15/38 .................... 682 666,798
Series 2021-ESH, Class E, (1-mo. LIBOR
USD at 2.85% Floor + 2.85%), 8.19%,
07/15/38 .................... 500 487,107
Series 2021-ESH, Class F, (1-mo. LIBOR
USD at 3.70% Floor + 3.70%), 9.04%,
07/15/38 .................... 217 208,440
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class F, (1-mo. LIBOR
USD at 3.44% Floor + 3.44%), 8.77%,
11/15/36 .................... 183 174,003
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.91%, 11/15/27 ............... 720 717,319
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.69%,
10/15/36 .................... 174 159,477
Series 2021-LULU, Class F, (1-mo. LIBOR
USD at 4.40% Floor + 4.40%), 9.74%,
10/15/36 .................... 157 142,842
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.47%, 10/15/39
(a)(b)
1,340 1,337,257
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%,
09/06/38 .................... 1,000 829,804

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-NLP, Class F, (1-mo. CME Term
SOFR at 3.54% Floor + 3.54%), 8.76%,
04/15/37 .................... USD 766 $ 665,564
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.40%, 09/15/39 ............... 680 680,919
Series 2022-OPO, Class D, 3.45%, 01/05/39 250 161,815
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.69%, 03/15/38
(a)(b)
......... 605 575,733
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.03%, 08/15/34
(a)(b)
............. 151 113,442
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo. LIBOR
USD at 4.00% Floor + 4.00%), 9.34%,
11/15/38 .................... 995 939,128
Series 2021-MDLN, Class G, (1-mo. LIBOR
USD at 5.25% Floor + 5.25%), 10.59%,
11/15/38 .................... 1,227 1,138,307
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.22% Floor + 4.22%),
9.44%, 12/15/34
(a)(b)
............... 287 265,776
MHP Commercial Mortgage Trust, Series
2021-STOR, Class J, (1-mo. LIBOR USD at
3.95% Floor + 3.95%), 9.29%, 07/15/38
(a)(b)
138 130,875
Morgan Stanley Capital I Trust
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 250 150,069
Series 2018-H3, Class C, 4.85%, 07/15/51
(a)
320 257,188
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
......................... 238 155,881
Series 2018-SUN, Class F, (1-mo. LIBOR
USD at 2.55% Floor + 2.55%), 8.14%,
07/15/35
(a)(b)
.................. 340 331,467
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR at
5.29% Floor + 5.29%), 10.51%, 03/15/39
(a)(b)
317 294,573
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. LIBOR USD at
4.35% Floor + 4.35%), 9.69%, 07/15/38
(a)(b)
100 75,755
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.41%, 05/15/37
(a)(b)
............... 750 730,150
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 4.94%,
01/15/59
(a)
................... 250 223,929
Series 2018-C45, Class C, 4.73%, 06/15/51 110 90,295
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.01%,
11/15/27
(a)(b)
.................... 2,113 2,111,667
37,406,739
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)(b)
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39 ...................... 61,975 25,429
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.31%,
10/15/48 ...................... 4,650 117,667
143,096
Total Non-Agency Mortgage-Backed Securities — 4.4%
(Cost: $54,316,494) .............................. 52,343,281
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 1.7%
Banks — 0.2%
(a)(i)
PNC Financial Services Group, Inc. (The),
Series T, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ........................ USD 1,750 $ 1,356,250
US Bancorp, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ........................ 1,205 936,887
2,293,137
Capital Markets — 0.3%
(a)(i)
Bank of New York Mellon Corp. (The), Series
H, (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% . 1,575 1,426,474
Charles Schwab Corp. (The)
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ...................... 1,575 1,406,065
Series H, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ...................... 1,730 1,355,003
4,187,542
Consumer Finance — 0.6%
(a)(i)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 2,800 2,124,500
American Express Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% .................. 2,115 1,774,557
Capital One Financial Corp., Series M, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ..... 1,250 994,938
Discover Financial Services, Series C, (3-mo.
LIBOR USD + 3.08%), 5.50% ........ 1,500 1,155,531
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 786 709,554
6,759,080
Electric Utilities — 0.2%
Edison International, Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38%
(a)(i)
......... 2,375 2,107,763
Financial Services — 0.0%
Voya Financial, Inc., Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.36%), 6.13%
(a)(i)
......... 690 672,382
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(i)
..................... 121 107,690
Insurance — 0.1%
MetLife, Inc., Series G, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a)(i)
................ 825 770,890
Multi-Utilities — 0.0%
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a)(i)
......... 790 678,136

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP
(a)(i)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... USD 98 $ 88,769
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 3,425 3,008,181
3,096,950
Total Capital Trusts — 1.7%
(Cost: $24,486,311) .............................. 20,673,570
Shares
Shares
Preferred Stocks — 0.4%
Banks — 0.1%
Banco Bradesco SA (Preference) ........ 207,893 731,995
Consumer Finance — 0.1%
SLM Corp. (Preference), Series B, (3-mo.
LIBOR USD + 1.70%), 7.25%
(a)(i)
...... 11,500 674,475
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 65,777 2,962,647
Total Preferred Stocks — 0.4%
(Cost: $3,466,832) .............................. 4,369,117
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT at 14.50%
Cap + 1.55%), 7.06%, 12/21/65
(a)(b)
..... 896,000 628,448
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (3-mo. LIBOR USD at
14.50% Cap + 1.80%), 7.31%, 12/21/65
(a)(b)
397,000 283,813
Total Trust Preferreds — 0.1%
(Cost: $1,257,798) .............................. 912,261
Total Preferred Securities — 2.2%
(Cost: $29,210,941) .............................. 25,954,948
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2018-K80, Class B, 4.23%, 08/25/50 125 117,515
Series 2018-K732, Class B,
4.05%, 05/25/25 ............... 200 191,715
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-W5FX, Class CFX,
3.66%, 04/25/28 ............... USD 334 $ 277,991
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $646,095) ................................ 587,221
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(c)
(e)
........................... 602 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 119 2,154
Total Warrants — 0.0%
(Cost: $—) .................................... 2,154
Total Long-Term Investments — 95.5%
(Cost: $1,149,537,622) ........................... 1,143,137,977
Short-Term Securities
Money Market Funds — 13.3%
(p)(q)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.16% ................... 118,668,905 118,668,905
SL Liquidity Series, LLC, Money Market Series,
5.42%
(r)
....................... 40,020,882 40,024,885
Total Money Market Funds — 13.3%
(Cost: $158,691,458) ............................. 158,693,790
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills , 5.34%, 11/14/23
(l)(s)
.... 372 366,283
Total U.S. Treasury Obligations — 0.0%
(Cost: $366,300) ................................ 366,283
Total Short-Term Securities — 13.3%
(Cost: $159,057,758) ............................. 159,060,073
Total Investments — 108.8%
(Cost: $1,308,595,380 ) ........................... 1,302,198,050
Liabilities in Excess of Other Assets — (8.8)% ............ (105,704,033)
Net Assets — 100.0% ..............................
$ 1,196,494,017
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Perpetual security with no stated maturity date.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Convertible security.
(l)
Zero-coupon bond.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Annualized 7-day yield as of period end.
(r)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(s)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 160,830,175 $ — $ (42,161,270)
(a)
$ — $ — $ 118,668,905 118,668,905 $ 2,282,057 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 59,147,307 — (19,113,003)
(a)
(11,716) 2,297 40,024,885 40,020,882 389,159
(b)
—
BlackRock Allocation Target
Shares - BATS Series A .... 28,171,107 — — — (480,019) 27,691,088 3,000,118 1,513,783 —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 13,157,456 821,721 (3,200,000) (128,653) 371,965 11,022,489 1,144,599 816,145 —
iShares Core Dividend Growth
ETF .................. — 79,531,253 (23,826,515) (315,935) (2,184) 55,386,619 1,039,929 — —
iShares Core S&P 500 ETF
(c)
... — 35,406,817 (37,968,765) 2,561,948 — — — 128,064 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 57,257,755 17,343,782 (32,588,911) (5,529,816) 2,903,802 39,386,612 521,677 2,010,504 —
$ (3,424,172) $ 2,795,861 $ 292,180,598 $ 7,139,712 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 23 09/15/23 $ 1,212 $ 70,588
S&P 500 E-Mini Index ....................................................... 492 09/15/23 113,517 2,716,301
U.S. Treasury 10-Year Note ................................................... 626 09/20/23 69,779 (1,140)
U.S. Treasury 10-Year Ultra Note ............................................... 49 09/20/23 5,736 (117,401)
U.S. Treasury Ultra Bond ..................................................... 55 09/20/23 7,288 (116,495)
U.S. Treasury 5-Year Note .................................................... 1,304 09/29/23 139,375 (2,919,969)
(368,116)
Short Contracts
GBP Currency ............................................................ 393 09/18/23 31,541 (537,053)
JPY Currency ............................................................ 70 09/18/23 6,197 121,269
U.S. Treasury 10-Year Note ................................................... 12 09/20/23 1,338 33,172
(382,612)
$ (750,728)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 25,741,646 EUR 22,940,000 Barclays Bank plc 08/17/23 $ 499,358
USD 393,304 EUR 350,000 Morgan Stanley & Co. International plc 08/17/23 8,177
USD 122,496 EUR 110,000 Nomura International plc 08/17/23 1,456
USD 44,974 EUR 40,000 Standard Chartered Bank 08/17/23 960
USD 3,592,379 GBP 2,750,000 Morgan Stanley & Co. International plc 08/17/23 62,880
USD 114,473 EUR 103,019 Morgan Stanley & Co. International plc 09/14/23 953
KRW 95,040,000 USD 73,431 Standard Chartered Bank 10/16/23 1,279
USD 141,610 AED 520,000 Standard Chartered Bank 10/16/23 6
USD 41,415 AUD 60,000 Natwest Markets plc 10/16/23 1,008
USD 93,843 CAD 123,000 Natwest Markets plc 10/16/23 470
USD 138,499 CHF 119,000 Natwest Markets plc 10/16/23 915
USD 126,282 EUR 114,000 Standard Chartered Bank 10/16/23 470
USD 7,840 GBP 6,000 Natwest Markets plc 10/16/23 138
USD 645,769 GBP 497,000 Standard Chartered Bank 10/16/23 7,801
585,871
GBP 100,000 USD 128,579 HSBC Bank plc 08/17/23 (234)
GBP 310,000 USD 405,984 Morgan Stanley & Co. International plc 08/17/23 (8,113)
USD 141,877 EUR 130,031 Citibank NA 09/14/23 (1,409)
USD 1,620,667 EUR 1,497,333 Natwest Markets plc 09/14/23 (29,299)
USD 146,333 EUR 134,818 Royal Bank of Canada 09/14/23 (2,228)
AUD 138,000 USD 94,030 Natwest Markets plc 10/16/23 (1,095)
CAD 701,000 USD 532,279 Natwest Markets plc 10/16/23 (130)
GBP 20,000 USD 26,215 Natwest Markets plc 10/16/23 (542)
JPY 36,762,000 USD 269,520 Standard Chartered Bank 10/16/23 (8,006)
NZD 816,000 USD 514,286 Natwest Markets plc 10/16/23 (7,436)
SGD 28,000 USD 21,141 Standard Chartered Bank 10/16/23 (7)
USD 34,435 HKD 269,000 Standard Chartered Bank 10/16/23 (82)
(58,581)
$ 527,290

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 1,038,991 $ (15,155)
(c)
$ 1,027,663 0.1%
Monthly
JPMorgan Chase
Bank NA
(d)
08/10/23 — 264
(e)
264 0.0
(f)
$ (14,891) $ 1,027,927
(b) (d)
Range: 90-95 basis points 60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(3,827) of net dividends and financing fees.
(e)
Amount includes $0 of net dividends and financing fees.
(f)
Rounds to less than 0.1%.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ 44,476 $ 57,335 5.6%
Saudi Arabia
Saudi Basic Industries Corp. .. 27,333 624,681 60.8
Vietnam
Vietnam Dairy Products JSC .. 104,900 345,647 33.6
Total Reference Entity — Long ............ 1,027,663
Net Value of Reference Entity — HSBC Bank plc $ 1,027,663
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date August 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Russia
X5 Retail Group NV, GDR, Class
S .................. 26,438 $ 264 100.0%
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 264
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 264 $ (15,155)

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 2,786,889 $ 121,269 $ 33,172 $ — $ 2,941,330
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 585,871 — — 585,871
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 264 — — — 264
$ — $ — $ 2,787,153 $ 707,140 $ 33,172 $ — $ 3,527,465
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ 537,053 $ 3,155,005 $ — $ 3,692,058
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 58,581 — — 58,581
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 15,155 — — — 15,155
$ — $ — $ 15,155 $ 595,634 $ 3,155,005 $ — $ 3,765,794
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 13,844,523 $ 739,772 $ (14,557,265) $ — $ 27,030
Forward foreign currency exchange contracts .... — — — (1,687,780) — — (1,687,780)
Options purchased
(a)
..................... — — 3,164,838 — — — 3,164,838
Options written ........................ — — (840,479) — — — (840,479)
Swaps .............................. — — 143,214 — — — 143,214
$ — $ — $ 16,312,096 $ (948,008) $ (14,557,265) $ — $ 806,823
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (7,775,328) $ (1,517,445) $ (6,276,064) $ — $ (15,568,837)
Forward foreign currency exchange contracts .... — — — 501,084 — — 501,084
Options purchased
(b)
..................... — — (633,618) — — — (633,618)
Options written ........................ — — (7,446) — — — (7,446)
Swaps .............................. — — (104,413) — — — (104,413)
$ — $ — $ (8,520,805) $ (1,016,361) $ (6,276,064) $ — $ (15,813,230)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 317,964,279
Average notional value of contracts — short ................................................................................. $ 39,080,030
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 10,497,410
Average amounts sold — in USD ........................................................................................ $ 2,369,075
Options
Average value of option contracts purchased ................................................................................ $ 127,518
Average value of option contracts written ................................................................................... $ 63,631
Total return swaps
Average notional value ............................................................................................... $ 1,399,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 542,920 $ —
Forward foreign currency exchange contracts ................................................................. 585,871 58,581
Swaps — OTC
(a)
..................................................................................... 264 15,155
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,129,055 $ 73,736
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(542,920) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 586,135 $ 73,736
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 499,358 $ — $ — $ — $ 499,358
JPMorgan Chase Bank NA .......................... 264 — — — 264
Morgan Stanley & Co. International plc .................. 72,010 (8,113) — — 63,897
Natwest Markets plc .............................. 2,531 (2,531) — — —
Nomura International plc ........................... 1,456 — — — 1,456
Standard Chartered Bank ........................... 10,516 (8,095) — — 2,421
$ 586,135 $ (18,739) $ — $ — $ 567,396
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Citibank NA .................................... $ 1,409 $ — $ — $ — $ 1,409
HSBC Bank plc .................................. 15,389 — — — 15,389
Morgan Stanley & Co. International plc .................. 8,113 (8,113) — — —
Natwest Markets plc .............................. 38,502 (2,531) — — 35,971
Royal Bank of Canada ............................. 2,228 — — — 2,228
Standard Chartered Bank ........................... 8,095 (8,095) — — —
$ 73,736 $ (18,739) $ — $ — $ 54,997
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 152,915,620 $ 163,986 $ 153,079,606
Common Stocks
Aerospace & Defense .................................... 2,468,715 — — 2,468,715
Air Freight & Logistics .................................... 1,634,019 — — 1,634,019
Automobile Components .................................. 1,016,773 — — 1,016,773
Automobiles .......................................... 897,091 913,361 — 1,810,452
Banks ............................................... 10,891,422 9,436,075 100 20,327,597
Beverages ........................................... 863,363 1,691,573 — 2,554,936
Biotechnology ......................................... 2,063,456 — — 2,063,456
Broadline Retail ........................................ 489,551 3,021,558 — 3,511,109
Building Products ....................................... 1,703,428 — — 1,703,428
Capital Markets ........................................ 5,808,516 696,013 — 6,504,529
Chemicals ............................................ 2,809,096 1,827,643 — 4,636,739
Commercial Services & Supplies ............................. 1,747,330 — — 1,747,330
Communications Equipment ................................ 1,643,392 768,623 — 2,412,015
Construction & Engineering ................................ — 151,375 — 151,375
Consumer Finance ...................................... 2,290,230 1,460,941 — 3,751,171
Consumer Staples Distribution & Retail ........................ 4,131,519 805,967 292,130 5,229,616
Containers & Packaging .................................. 2,432,987 — — 2,432,987
Diversified REITs ....................................... 2,712,568 — — 2,712,568
Diversified Telecommunication Services ........................ 3,159,020 3,316,610 — 6,475,630
Electric Utilities ........................................ 10,041,668 1,154,224 — 11,195,892
Electronic Equipment, Instruments & Components ................. 1,599,143 2,167,614 — 3,766,757
Energy Equipment & Services .............................. 2,226,730 — — 2,226,730
Entertainment ......................................... 1,514,686 — — 1,514,686
Financial Services ...................................... 2,959,375 — — 2,959,375
Food Products ......................................... 4,029,381 1,443,641 — 5,473,022
Gas Utilities ........................................... — 1,026,109 — 1,026,109
Ground Transportation ................................... 2,139,162 152,012 — 2,291,174
Health Care Equipment & Supplies ........................... 6,298,172 2,852,472 — 9,150,644
Health Care Providers & Services ............................ 9,864,252 — — 9,864,252
Health Care REITs ...................................... 11,254,443 — — 11,254,443
Hotels, Restaurants & Leisure .............................. 1,132,414 2,363,897 — 3,496,311
Household Durables ..................................... 3,031,416 1,607,077 — 4,638,493
Household Products ..................................... — 2,231,558 — 2,231,558
Independent Power and Renewable Electricity Producers ............ 140,009 — — 140,009
Industrial Conglomerates .................................. — 1,172,253 — 1,172,253
Industrial REITs ........................................ 4,733,978 5,142,464 — 9,876,442
Insurance ............................................ 5,205,655 4,188,515 — 9,394,170
Interactive Media & Services ............................... 633,334 206,825 — 840,159
IT Services ........................................... 5,143,367 3,449,618 — 8,592,985
Life Sciences Tools & Services .............................. 527,729 1,414,242 — 1,941,971
Machinery ............................................ 1,939,464 1,832,145 — 3,771,609
Media ............................................... 2,023,794 192,994 — 2,216,788
Metals & Mining ........................................ 659,749 1,264,862 — 1,924,611
Multi-Utilities .......................................... 5,738,568 1,108,700 — 6,847,268
Office REITs .......................................... 5,797,065 — — 5,797,065
Oil, Gas & Consumable Fuels ............................... 6,415,988 6,399,817 5 12,815,810
Passenger Airlines ...................................... — 769,414 — 769,414
Personal Care Products .................................. 727,880 663,404 — 1,391,284
Pharmaceuticals ....................................... 656,821 8,676,913 — 9,333,734
Professional Services .................................... 6,452,204 1,772,052 — 8,224,256
Real Estate Management & Development ....................... 600,015 5,163,802 — 5,763,817
Residential REITs ....................................... 4,915,570 — — 4,915,570
Retail REITs .......................................... 1,967,499 2,066,900 — 4,034,399

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Semiconductors & Semiconductor Equipment .................... $ 951,132 $ 7,655,156 $ — $ 8,606,288
Software ............................................. 7,143,390 — — 7,143,390
Specialized REITs ...................................... 12,306,402 — — 12,306,402
Specialty Retail ........................................ 1,652,312 771,451 — 2,423,763
Technology Hardware, Storage & Peripherals .................... 3,186,694 2,120,839 — 5,307,533
Textiles, Apparel & Luxury Goods ............................ 254,255 1,920,504 — 2,174,759
Tobacco ............................................. 1,952,318 1,314,860 — 3,267,178
Trading Companies & Distributors ............................ 552,105 2,127,739 — 2,679,844
Transportation Infrastructure ............................... 832,812 6,515,076 — 7,347,888
Water Utilities ......................................... — 277,771 — 277,771
Wireless Telecommunication Services ......................... 672,659 1,884,388 — 2,557,047
Corporate Bonds ........................................ — 200,138,460 — 200,138,460
Equity-Linked Notes ...................................... — 179,464,271 — 179,464,271
Fixed Rate Loan Interests .................................. — 144,637 — 144,637
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,961,350 — 1,961,350
Automobile Components .................................. — 300,699 — 300,699
Automobiles .......................................... — 217,588 — 217,588
Beverages ........................................... — 747,423 — 747,423
Broadline Retail ........................................ — 801,203 327,826 1,129,029
Building Products ....................................... — 892,409 — 892,409
Capital Markets ........................................ — 1,671,057 — 1,671,057
Chemicals ............................................ — 2,907,583 — 2,907,583
Commercial Services & Supplies ............................. — 2,657,450 — 2,657,450
Communications Equipment ................................ — 140,789 — 140,789
Construction & Engineering ................................ — 965,017 — 965,017
Construction Materials .................................... — 660,426 — 660,426
Consumer Staples Distribution & Retail ........................ — 312,546 — 312,546
Containers & Packaging .................................. — 919,389 — 919,389
Distributors ........................................... — 191,953 — 191,953
Diversified Consumer Services .............................. — 1,771,225 — 1,771,225
Diversified REITs ....................................... — 104,921 — 104,921
Diversified Telecommunication Services ........................ — 2,577,440 — 2,577,440
Electric Utilities ........................................ — 70,764 — 70,764
Electrical Equipment ..................................... — — 186,591 186,591
Electronic Equipment, Instruments & Components ................. — 134,445 — 134,445
Energy Equipment & Services .............................. — 338,654 — 338,654
Entertainment ......................................... — 3,213,256 — 3,213,256
Financial Services ...................................... — 2,289,505 270,201 2,559,706
Food Products ......................................... — 2,437,458 — 2,437,458
Ground Transportation ................................... — 747,154 — 747,154
Health Care Equipment & Supplies ........................... — 1,181,964 — 1,181,964
Health Care Providers & Services ............................ — 1,449,171 — 1,449,171
Health Care Technology .................................. — 1,292,164 — 1,292,164
Hotels, Restaurants & Leisure .............................. — 4,072,952 — 4,072,952
Household Durables ..................................... — 955,215 — 955,215
Independent Power and Renewable Electricity Producers ............ — 412,285 — 412,285
Insurance ............................................ — 2,798,817 — 2,798,817
Interactive Media & Services ............................... — 786,295 — 786,295
IT Services ........................................... — 2,016,036 — 2,016,036
Leisure Products ....................................... — 197,727 118,383 316,110
Life Sciences Tools & Services .............................. — 1,604,929 — 1,604,929
Machinery ............................................ — 3,328,075 — 3,328,075
Media ............................................... — 1,923,757 299,642 2,223,399
Oil, Gas & Consumable Fuels ............................... — 818,206 — 818,206
Passenger Airlines ...................................... — 1,660,005 — 1,660,005
Personal Care Products .................................. — 721,233 — 721,233
Pharmaceuticals ....................................... — 1,235,756 148,680 1,384,436
Professional Services .................................... — 2,975,440 — 2,975,440
Real Estate Management & Development ....................... — 143,070 171,488 314,558
Semiconductors & Semiconductor Equipment .................... — 265,894 — 265,894
Software ............................................. — 6,776,852 — 6,776,852
Specialty Retail ........................................ — 1,240,144 — 1,240,144
Technology Hardware, Storage & Peripherals .................... — 44,418 — 44,418
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2023
BlackRock Dynamic High Income Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ — $ 171,543 $ — $ 171,543
Trading Companies & Distributors ............................ — 961,664 137,376 1,099,040
Transportation Infrastructure ............................... — 333,208 112,949 446,157
Wireless Telecommunication Services ......................... — 417,036 — 417,036
Foreign Agency Obligations ................................. — 6,549,038 — 6,549,038
Foreign Government Obligations .............................. — 22,709,489 — 22,709,489
Investment Companies .................................... 105,795,720 — — 105,795,720
Non-Agency Mortgage-Backed Securities ........................ — 52,343,281 — 52,343,281
Preferred Securities
Banks ............................................... 731,995 2,293,137 — 3,025,132
Capital Markets ........................................ — 4,187,542 — 4,187,542
Commercial Services & Supplies ............................. — 628,448 — 628,448
Consumer Finance ...................................... 674,475 7,042,893 — 7,717,368
Electric Utilities ........................................ — 2,107,763 — 2,107,763
Financial Services ...................................... — 672,382 — 672,382
Independent Power and Renewable Electricity Producers ............ — 107,690 — 107,690
Insurance ............................................ — 770,890 — 770,890
Multi-Utilities .......................................... — 678,136 — 678,136
Oil, Gas & Consumable Fuels ............................... — 3,096,950 — 3,096,950
Technology Hardware, Storage & Peripherals .................... — 2,962,647 — 2,962,647
U.S. Government Sponsored Agency Securities .................... — 587,221 — 587,221
Warrants .............................................. 2,154 — — 2,154
Short-Term Securities
Money Market Funds ...................................... 118,668,905 — — 118,668,905
U.S. Treasury Obligations ................................... — 366,283 — 366,283
$ 414,509,335 $ 817,743,385 $ 2,229,357 $ 1,234,482,077
Investments valued at NAV
(a)
...................................... 67,715,973
$ 1,302,198,050
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 2,786,889 $ 264 $ — $ 2,787,153
Foreign currency exchange contracts ............................ 121,269 585,871 — 707,140
Interest rate contracts ....................................... 33,172 — — 33,172
Liabilities
Equity contracts ........................................... — (15,155) — (15,155)
Foreign currency exchange contracts ............................ (537,053) (58,581) — (595,634)
Interest rate contracts ....................................... (3,155,005) — — (3,155,005)
$ (750,728) $ 512,399 $ — $ (238,329)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class
A, (3-mo. LIBOR USD at 1.10% Floor +
1.10%), 6.67%, 04/15/34
(a)(b)
......... USD 15,000 $ 14,851,845
Accredited Mortgage Loan Trust, Series 2004-
4, Class M2, (1-mo. LIBOR USD at 1.58%
Floor + 1.58%), 5.28%, 01/25/35
(a)
..... 427 392,914
AGL CLO 17 Ltd.
(a)(b)
Series 2022-17A, Class C, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
7.43%, 01/21/35 ............... 1,500 1,447,819
Series 2022-17A, Class E, (3-mo. CME
Term SOFR at 6.35% Floor + 6.35%),
11.68%, 01/21/35 .............. 1,000 944,729
AGL CLO 3 Ltd., Series 2020-3A, Class C, (3-
mo. LIBOR USD at 2.15% Floor + 2.15%),
7.72%, 01/15/33
(a)(b)
............... 2,000 1,959,777
AGL CLO 5 Ltd., Series 2020-5A, Class
A1R, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 6.75%, 07/20/34
(a)(b)
......... 4,000 3,964,000
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 7.17%,
10/17/34 .................... 1,500 1,484,404
Series 2015-AA, Class CR2, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.57%,
10/17/34 .................... 3,000 2,944,119
Series 2015-AA, Class DR2, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.62%,
10/17/34 .................... 4,500 4,385,865
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.51%,
07/22/32 .................... 7,500 7,380,728
Series 2019-10A, Class DR, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.51%,
07/22/32 .................... 3,500 3,420,323
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (3-mo. LIBOR USD at 2.00% Floor +
2.00%), 7.57%, 10/17/34
(a)(b)
......... 4,500 4,390,753
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 7.01%, 01/17/32
(a)(b)
........ 10,000 9,855,964
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.52%, 10/17/34
(a)(b)
......... 1,500 1,463,212
Ajax Mortgage Loan Trust, Series 2018-F,
Class C, 0.00%, 11/25/58
(b)
.......... 1 737
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.75%, 10/21/28
(a)(b)
......... 1,300 1,293,472
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (3-mo. LIBOR USD at 1.50% Floor +
1.50%), 7.07%, 01/17/31
(a)(b)
......... 1,000 977,182
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (3-mo. LIBOR USD at 1.65% Floor +
1.65%), 7.22%, 06/13/31
(a)(b)
......... 1,000 971,730
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.97%, 01/19/33
(a)(b)
......... 2,000 1,989,000
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
LIBOR USD + 1.85%), 7.42%, 10/15/29
(a)(b)
3,500 3,469,627
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (3-mo. LIBOR USD at 1.25% Floor +
1.25%), 6.55%, 11/02/30
(a)(b)
......... 1,700 1,695,155
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 .................... USD 1,900 $ 1,719,538
Series 2019-SFR1, Class H, 6.04%,
01/19/39 .................... 2,417 2,260,934
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,554,626
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,521,608
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 7,011,998
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 .................... 2,000 1,891,906
Series 2020-SFR3, Class H, 6.50%,
09/17/37 .................... 1,958 1,872,021
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 .................... 3,441 3,141,699
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,202,450
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (3-mo. LIBOR USD at 2.30%
Floor + 2.30%), 7.91%, 07/22/32
(a)(b)
.... 700 692,372
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 6.79%, 07/20/34
(a)(b)
.... 7,000 6,922,468
Anchorage Capital CLO 18 Ltd., Series
2021-18A, Class A1, (3-mo. LIBOR USD +
1.15%), 6.72%, 04/15/34
(a)(b)
......... 1,000 984,500
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.79%,
01/20/35 .................... 1,300 1,284,273
Series 2021-20A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.39%,
01/20/35 .................... 1,500 1,485,736
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 7.68%, 04/20/35
(a)(b)
5,000 4,847,960
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 7.13%,
01/28/31 .................... 3,400 3,345,600
Series 2014-3RA, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.48%,
01/28/31 .................... 1,250 1,200,888
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class C, (3-mo. LIBOR USD at 1.85%
Floor + 1.85%), 7.48%, 01/28/31
(a)(b)
.... 600 574,812
Anchorage Capital CLO 5-R Ltd., Series 2014-
5RA, Class C, (3-mo. LIBOR USD at 1.85%
Floor + 1.85%), 7.42%, 01/15/30
(a)(b)
.... 1,850 1,822,063
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 7.32%, 07/15/32
(a)(b)
.... 1,000 994,581
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-10A, Class A1A, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.77%,
10/15/31 .................... 7,650 7,619,981
Series 2018-10A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.32%,
10/15/31 .................... 3,000 2,949,480
Series 2018-10A, Class D, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.72%,
10/15/31 .................... 1,500 1,404,802

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XII, Series 2013-12A, Class
AR, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 6.65%, 04/15/31
(a)(b)
......... USD 2,393 $ 2,378,018
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.44%,
04/20/31 .................... 7,000 6,786,611
Series 2013-15A, Class DRR, (3-mo. LIBOR
USD at 2.70% Floor + 2.70%), 8.29%,
04/20/31 .................... 2,000 1,880,349
Apidos CLO XX, Series 2015-20A, Class
BRR, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.52%, 07/16/31
(a)(b)
......... 1,750 1,712,548
Apidos CLO XXII, Series 2015-22A, Class
CR, (3-mo. LIBOR USD at 2.95% Floor +
2.95%), 8.54%, 04/20/31
(a)(b)
......... 1,000 956,544
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 7.16%,
07/25/30 .................... 1,000 984,945
Series 2018-29A, Class B, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.51%,
07/25/30 .................... 1,000 970,911
Apidos CLO XXV Ltd., Series 2016-25A, Class
A1R, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 6.76%, 10/20/31
(a)(b)
......... 4,500 4,471,748
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.76%, 10/24/34
(a)(b)
......... 1,300 1,284,380
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.74%, 01/20/35
(a)(b)
......... 14,000 13,842,948
Apidos CLO XXXVI, Series 2021-36A, Class
D, (3-mo. LIBOR USD at 2.90% Floor +
2.90%), 8.49%, 07/20/34
(a)(b)
......... 1,000 985,208
Aqueduct European CLO DAC, Series 2017-
2X, Class E, (3-mo. EURIBOR at 4.40%
Floor + 4.40%), 8.06%, 10/15/30
(a)(c)
.... EUR 219 224,757
Ares L CLO Ltd., Series 2018-50A, Class
BR, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 7.17%, 01/15/32
(a)(b)
......... USD 6,000 5,896,051
Ares LIII CLO Ltd., Series 2019-53A, Class
C, (3-mo. LIBOR USD at 2.65% Floor +
2.65%), 8.26%, 04/24/31
(a)(b)
......... 4,500 4,504,798
Ares LV CLO Ltd., Series 2020-55A, Class
BR, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 7.27%, 07/15/34
(a)(b)
......... 1,000 980,009
Ares LXI CLO Ltd., Series 2021-61A, Class
A, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.74%, 10/20/34
(a)(b)
......... 7,500 7,434,375
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 4,500 1,469,322
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 7.39%, 07/20/30
(a)(b)
......... 1,000 964,043
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. LIBOR USD at 1.30%
Floor + 1.30%), 6.67%, 05/24/30
(a)(b)
.... 1,000 985,688
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (3-mo. LIBOR
USD + 1.17%), 6.74%, 10/15/30 .... 2,836 2,831,052
Series 2015-4A, Class A3R, (3-mo. LIBOR
USD + 1.50%), 7.07%, 10/15/30 .... 1,500 1,477,500
Series 2015-4A, Class BR, (3-mo. LIBOR
USD + 1.80%), 7.37%, 10/15/30 .... 1,017 992,651
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (3-mo. LIBOR
USD at 1.40% Floor + 1.40%), 6.97%,
07/15/30 .................... USD 1,500 $ 1,481,416
Series 2015-35RA, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.47%,
07/15/30 .................... 1,000 973,278
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. LIBOR USD at 1.55%
Floor + 1.55%), 7.01%, 11/27/31
(a)(b)
.... 5,500 5,407,746
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. LIBOR USD +
1.10%), 6.71%, 07/26/31
(a)(b)
......... 2,000 1,978,529
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. LIBOR USD at 1.18%
Floor + 1.18%), 6.79%, 10/24/31
(a)(b)
.... 1,700 1,684,147
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... 11,500 9,085
Atrium XIV LLC, Series 14A, Class C, (3-mo.
LIBOR USD at 1.95% Floor + 1.95%),
7.52%, 08/23/30
(a)(b)
............... 1,000 978,456
Atrium XV, Series 15A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.36%,
01/23/31
(a)(b)
.................... 1,000 993,773
Aurium CLO II DAC, Series 2X, Class ERR,
(3-mo. EURIBOR at 6.08% Floor + 6.08%),
9.63%, 06/22/34
(a)(c)
............... EUR 200 200,414
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
7.79%, 04/15/31
(a)(c)
............... 670 643,545
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.72%,
10/17/32 .................... USD 1,000 943,346
Series 2021-3A, Class A, (3-mo. LIBOR
USD at 1.42% Floor + 1.16%), 6.77%,
07/24/34 .................... 6,750 6,704,791
Series 2021-7A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.71%,
01/22/35 .................... 2,250 2,180,890
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.16%,
04/18/35 .................... 5,000 4,859,530
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.51%,
04/18/35 .................... 7,000 6,699,841
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.51%,
04/18/35 .................... 2,500 2,259,981
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.54%,
10/20/31 .................... 4,500 4,386,928
Series 2020-2A, Class CR, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.54%,
10/20/31 .................... 2,000 1,909,704
Bardot CLO Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.51%, 10/22/32
(a)(b)
......... 3,250 3,170,347
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (3-mo. LIBOR USD at 2.10% Floor +
2.10%), 7.69%, 03/09/34
(a)(b)
......... 1,000 947,013
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (3-mo. LIBOR USD at 3.45% Floor +
3.45%), 9.02%, 10/15/36
(a)(b)
......... 2,000 1,789,284

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. LIBOR USD at 2.05% Floor +
2.05%), 7.66%, 01/25/35
(a)(b)
......... USD 2,000 $ 1,869,413
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.57%,
04/15/34 .................... 3,000 2,863,624
Series 2021-19A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.82%,
04/15/34 .................... 3,000 2,766,479
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.71%, 12/19/32
(a)(b)
......... 5,000 4,963,276
BBAM European CLO I DAC, Series 1X, Class
ER, (3-mo. EURIBOR at 5.91% Floor +
5.91%), 9.61%, 07/22/34
(a)(c)
......... EUR 200 193,716
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
7.38%, 08/19/38
(a)(b)
............... USD 4,860 4,850,863
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. LIBOR
USD at 1.25% Floor + 1.25%), 5.69%,
01/25/35 .................... 428 427,955
Series 2006-HE7, Class 1A2, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.75%,
09/25/36 .................... 468 447,220
Series 2007-HE2, Class 22A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.55%,
03/25/37 .................... 2,046 1,819,458
Series 2007-HE2, Class 23A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.55%,
03/25/37 .................... 2,021 1,804,616
Series 2007-HE3, Class 2A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.55%,
04/25/37 .................... 3,590 5,051,624
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. LIBOR
USD at 1.73% Floor + 1.73%), 5.47%,
04/25/34
(a)
..................... 1,698 1,643,741
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. LIBOR USD
at 1.10% Floor + 1.10%), 6.69%, 01/20/31
(a)
(b)
........................... 1,412 1,406,998
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.92%,
01/15/33 .................... 7,000 6,961,575
Series 2019-19A, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.57%,
01/15/33 .................... 4,250 4,228,154
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.72%,
07/18/31 .................... 2,200 2,186,559
Series 2018-15A, Class A2A, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.27%,
07/18/31 .................... 1,000 993,617
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.38%,
01/19/35 .................... 7,500 7,302,451
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.83%,
01/19/35 .................... 5,000 4,861,332
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Birch Grove CLO Ltd., Series 19A, Class
CR, (3-mo. LIBOR USD at 2.20% Floor +
2.20%), 7.75%, 06/15/31
(a)(b)
......... USD 2,000 $ 1,960,617
BlueMountain CLO DAC, Series 2021-1X,
Class E, (3-mo. EURIBOR at 5.41% Floor +
5.41%), 9.07%, 04/15/34
(a)(c)
......... EUR 300 293,682
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. LIBOR USD + 1.18%), 6.79%,
10/22/30
(a)(b)
.................... USD 802 798,430
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 9.63%, 02/25/34
(a)(c)
........ EUR 700 700,453
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.43%, 04/21/35
(a)(b)
......... USD 1,500 1,448,028
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 7.34%, 07/20/34
(a)(b)
.... 5,000 4,932,786
Bridgepoint CLO 1 DAC, Series 1X, Class D,
7.91%, 01/15/34
(a)(c)
............... EUR 750 808,218
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 7.22%,
07/18/34 .................... USD 9,000 8,911,599
Series 2019-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.57%,
07/18/34 .................... 2,500 2,415,575
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.47%,
07/15/31 .................... 1,500 1,455,234
Series 2016-2A, Class BR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.32%,
10/15/31 .................... 1,250 1,228,764
Series 2017-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.57%,
07/15/30 .................... 5,000 4,895,466
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.51%,
04/15/35 .................... 2,000 1,907,806
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.47%,
07/15/31 .................... 1,000 968,935
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.62%,
07/15/34 .................... 1,000 966,302
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.72%,
07/15/34 .................... 1,000 890,382
Series 2020-3A, Class C, (3-mo. LIBOR
USD at 2.50% Floor + 2.50%), 8.07%,
01/15/34 .................... 1,000 988,003
Carlyle C17 CLO Ltd., Series C17A, Class
BR, (3-mo. LIBOR USD + 1.85%), 7.48%,
04/30/31
(a)(b)
.................... 1,000 970,456
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 7.19%,
04/20/31 .................... 2,700 2,644,976
Series 2019-3A, Class A2R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.29%,
10/20/32 .................... 5,000 4,940,530
Series 2019-3A, Class BR, (3-mo. LIBOR
USD at 2.30% Floor + 2.30%), 7.89%,
10/20/32 .................... 4,000 4,004,622

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. LIBOR USD at
0.25% Floor + 0.25%), 5.66%, 04/25/36
(a)
USD 2,876 $ 2,507,835
CarVal CLO I Ltd., Series 2018-1A, Class
D, (3-mo. LIBOR USD + 2.89%), 8.46%,
07/16/31
(a)(b)
.................... 1,995 1,919,244
CarVal CLO III Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 2.21% Floor +
1.95%), 7.54%, 07/20/32
(a)(b)
......... 7,000 6,863,835
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.34%,
07/20/34 .................... 6,500 6,370,634
Series 2021-1A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.84%,
07/20/34 .................... 5,000 4,713,105
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.77%,
10/15/34 .................... 2,000 1,952,415
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.82%,
10/15/34 .................... 3,000 2,892,467
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. LIBOR USD + 3.70%), 9.29%,
04/20/29
(a)(b)
.................... 1,000 976,873
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. LIBOR
USD + 1.25%), 6.84%, 07/20/30 .... 871 869,875
Series 2020-13A, Class A, (3-mo. LIBOR
USD at 1.43% Floor + 1.43%), 7.02%,
01/20/34 .................... 4,000 3,987,290
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. LIBOR USD at 0.26%
Floor + 1.65%), 7.26%, 07/23/34
(a)(b)
.... 5,000 4,893,119
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 1,552,994
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. LIBOR USD at 1.10%
Floor + 1.10%), 6.67%, 07/17/31
(a)(b)
.... 1,750 1,737,522
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (3-mo. LIBOR USD at 3.31%
Floor + 3.31%), 8.90%, 04/20/34
(a)(b)
.... 1,950 1,828,063
CIFC European Funding CLO III DAC, Series
3X, Class E, (3-mo. EURIBOR at 5.61%
Floor + 5.61%), 9.27%, 01/15/34
(a)(c)
.... EUR 200 199,507
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. LIBOR
USD at 1.30% Floor + 1.30%), 6.92%,
04/27/31 .................... USD 1,700 1,681,323
Series 2014-2RA, Class A3, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.51%,
04/24/30 .................... 500 490,688
Series 2014-3A, Class CR2, (3-mo. LIBOR
USD + 2.35%), 7.96%, 10/22/31 .... 1,000 987,443
Series 2015-1A, Class CRR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.51%,
01/22/31 .................... 1,000 976,620
Series 2016-1A, Class BRR, (3-mo. LIBOR
USD at 1.96% Floor + 1.70%), 7.30%,
10/21/31 .................... 7,000 6,894,364
Series 2017-3A, Class A1, (3-mo. LIBOR
USD at 1.22% Floor + 1.22%), 6.81%,
07/20/30 .................... 3,170 3,166,388
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-5A, Class B, (3-mo. LIBOR
USD + 1.85%), 7.42%, 11/16/30 ..... USD 500 $ 488,916
Series 2018-1A, Class B, (3-mo. LIBOR
USD + 1.40%), 6.97%, 04/18/31 .... 1,000 985,516
Series 2018-4A, Class A1, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.72%,
10/17/31 .................... 2,700 2,686,283
Series 2018-4A, Class B, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.67%,
10/17/31 .................... 2,000 1,962,835
Series 2019-5A, Class A2RS, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.32%,
01/15/35 .................... 2,200 2,164,593
Series 2019-6A, Class A1, (3-mo. LIBOR
USD at 1.59% Floor + 1.33%), 6.90%,
01/16/33 .................... 8,500 8,449,052
Series 2019-6A, Class D, (3-mo. LIBOR
USD at 4.21% Floor + 3.95%), 9.52%,
01/16/33 .................... 1,150 1,138,771
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 2.06% Floor + 1.80%), 7.41%,
04/25/33 .................... 10,500 10,224,231
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.57%,
07/15/36 .................... 1,500 1,447,908
Series 2021-6A, Class A, (3-mo. LIBOR
USD at 1.40% Floor + 1.14%), 6.71%,
10/15/34 .................... 600 591,631
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. LIBOR USD
at 0.47% Floor + 0.47%), 5.88%, 08/25/36
(a)
2,886 2,571,432
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (3-mo. LIBOR
USD at 0.26% Floor + 1.20%), 6.79%,
10/20/30 .................... 4,996 4,971,368
Series 2015-1A, Class BR, (3-mo. LIBOR
USD at 0.26% Floor + 1.60%), 7.19%,
10/20/30 .................... 3,000 2,981,961
Clover CLO LLC
(a)(b)
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 2.31% Floor + 2.05%), 7.64%,
04/20/32 .................... 2,500 2,441,259
Series 2018-1A, Class DR, (3-mo. LIBOR
USD at 3.36% Floor + 3.10%), 8.69%,
04/20/32 .................... 1,000 959,120
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.57%,
04/15/34 .................... 4,000 3,880,551
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.57%,
04/15/34 .................... 3,100 3,046,848
Series 2021-2A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.34%,
07/20/34 .................... 14,000 13,884,153
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.59%,
07/20/34 .................... 5,000 4,835,209
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.64%,
07/20/34 .................... 2,500 2,467,378
Series 2021-2A, Class E, (3-mo. LIBOR
USD at 6.50% Floor + 6.50%), 12.09%,
07/20/34 .................... 1,325 1,264,996
Series 2021-3A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.36%,
01/25/35 .................... 5,000 4,915,209

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.66%,
01/25/35 .................... USD 3,000 $ 2,908,806
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.71%,
01/25/35 .................... 1,000 969,562
Clover CLO Ltd., Series 2019-2A, Class AR, (3-
mo. LIBOR USD at 1.36% Floor + 1.10%),
6.71%, 10/25/33
(a)(b)
............... 7,300 7,229,657
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 300 301,024
Series 1997-7, Class M1, 7.03%, 07/15/28 1,595 1,567,446
Contego CLO IX DAC, Series 9X, Class E,
(3-mo. EURIBOR at 6.01% Floor + 6.01%),
9.71%, 01/24/34
(a)(c)
............... EUR 472 469,657
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
LIBOR USD at 0.34% Floor + 0.34%),
5.75%, 07/25/37
(a)(b)
............... USD 1,239 800,367
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.68%, 12/15/34
(a)(c)
.... EUR 200 200,468
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, 10.36%, 04/15/35
(a)(c)
.... 400 447,855
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 6.77%, 10/20/30
(a)(b)
......... USD 726 722,474
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 7.62%, 07/18/30
(a)(b)
.... 2,000 1,949,756
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (3-mo. LIBOR USD at 2.25% Floor
+ 2.25%), 7.82%, 07/15/30
(a)(b)
........ 1,000 982,286
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.32%, 01/17/32
(a)(b)
......... 8,000 7,838,755
Dryden 86 CLO Ltd., Series 2020-86A, Class
DR, (3-mo. LIBOR USD at 3.20% Floor +
3.20%), 8.77%, 07/17/34
(a)(b)
......... 6,000 5,590,417
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 7.62%, 04/15/28
(a)(b)
.... 5,250 5,166,053
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class CR, (3-mo. LIBOR USD +
1.85%), 7.42%, 04/15/29
(a)(b)
......... 6,000 5,881,628
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.72%,
01/15/34 .................... 3,500 3,461,363
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.67%,
04/15/31 .................... 2,500 2,483,263
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.31% Floor + 2.05%), 7.62%,
10/15/34 .................... 3,500 3,390,116
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.36% Floor + 3.10%), 8.67%,
10/15/34 .................... 3,000 2,873,398
Elevation CLO Ltd., Series 2017-8A, Class
C, (3-mo. LIBOR USD + 2.05%), 7.66%,
10/25/30
(a)(b)
.................... 3,000 2,926,038
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 7.04%,
10/20/33 .................... 2,500 2,496,860
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 4.40% Floor + 4.40%), 9.99%,
10/20/33 .................... USD 2,000 $ 2,009,334
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.27%,
04/15/33 .................... 1,250 1,243,779
Series 2020-1A, Class D, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.72%,
04/15/33 .................... 5,500 5,398,557
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.49%, 07/20/34
(a)(b)
......... 1,500 1,449,078
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. LIBOR USD at 3.10% Floor +
3.10%), 8.69%, 10/20/34
(a)(b)
......... 2,000 1,974,419
Elmwood CLO VII Ltd., Series 2020-4A, Class
A, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.96%, 01/17/34
(a)(b)
......... 2,000 1,996,662
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. LIBOR USD at 2.95% Floor +
2.95%), 8.54%, 10/20/34
(a)(b)
......... 2,000 1,926,876
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, 9.68%, 08/15/36
(a)(c)(d)
..... EUR 238 260,192
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (1-mo. LIBOR
USD at 0.50% Floor + 0.50%), 5.91%,
06/25/36 .................... USD 1,450 1,275,573
Series 2006-FF13, Class A1, (1-mo. LIBOR
USD at 0.24% Floor + 0.24%), 5.65%,
10/25/36 .................... 3,140 2,051,366
Series 2006-FF13, Class A2C, (1-mo.
LIBOR USD at 0.32% Floor + 0.32%),
5.73%, 10/25/36 ............... 1,841 1,222,338
Series 2006-FF17, Class A5, (1-mo. LIBOR
USD at 0.15% Floor + 0.15%), 5.56%,
12/25/36 .................... 2,283 2,062,534
Series 2006-FFH1, Class M1, (1-mo. LIBOR
USD at 0.56% Floor + 0.56%), 5.97%,
01/25/36 .................... 5,062 4,775,392
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/17/39 .................... 6,000 5,590,316
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 .................... 6,382 5,688,901
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (3-mo. LIBOR
USD at 0.98% Floor + 0.98%), 6.30%,
05/15/30 .................... 2,286 2,269,892
Series 2017-1A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.22%,
05/15/30 .................... 1,000 978,390
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (3-mo. LIBOR USD at 3.79% Floor +
3.79%), 9.17%, 11/20/33
(a)(b)
......... 1,000 983,210
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.43%,
07/19/34 .................... 2,000 1,946,313
Series 2021-1A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.48%,
07/19/34 .................... 2,500 2,453,557
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,454,732

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 8.14%, 10/19/39
(a)(b)
......... USD 8,500 $ 8,478,035
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (3-mo. LIBOR USD + 1.70%), 7.27%,
01/15/31
(a)(b)
.................... 500 486,170
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (3-mo. LIBOR USD at 1.02% Floor
+ 1.02%), 6.34%, 05/16/31
(a)(b)
........ 3,000 2,973,330
Generate CLO 2 Ltd., Series 2A, Class AR, (3-
mo. LIBOR USD at 1.15% Floor + 1.15%),
6.76%, 01/22/31
(a)(b)
............... 7,524 7,474,278
Generate CLO 6 Ltd., Series 6A, Class CR, (3-
mo. LIBOR USD at 2.45% Floor + 2.45%),
8.06%, 01/22/35
(a)(b)
............... 1,000 993,684
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (3-mo. LIBOR USD at 1.37% Floor +
1.37%), 6.98%, 01/22/33
(a)(b)
......... 3,000 2,958,291
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 7.34%, 10/20/34 8,500 8,324,810
Series 9A, Class C, (3-mo. LIBOR USD at
2.25% Floor + 2.25%), 7.84%, 10/20/34 3,000 2,895,594
Series 9A, Class D, (3-mo. LIBOR USD at
3.35% Floor + 3.35%), 8.94%, 10/20/34 3,000 2,795,322
Series 9A, Class E, (3-mo. LIBOR USD at
6.85% Floor + 6.85%), 12.44%, 10/20/34 1,000 948,208
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.19% Floor +
1.19%), 6.76%, 10/15/30
(a)(b)
......... 2,160 2,155,713
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.39%,
04/20/34
(a)(b)
.................... 9,500 9,223,123
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo.
LIBOR USD at 1.60% Floor + 1.60%),
7.19%, 07/20/34
(a)(b)
............... 1,000 975,000
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. LIBOR
USD + 1.30%), 6.89%, 04/20/30
(a)(b)
.... 2,000 1,968,382
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.61%,
04/24/31
(a)(b)
.................... 1,000 979,157
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.64%,
10/20/32 .................... 2,000 1,957,408
Series 2019-5A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.74%,
10/20/32 .................... 1,000 976,905
GoldenTree Loan Management US CLO 6
Ltd., Series 2019-6A, Class BR, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
7.13%, 04/20/35
(a)(b)
............... 800 783,497
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (3-mo. LIBOR USD at
1.60% Floor + 1.60%), 7.23%, 10/29/29
(a)(b)
900 896,192
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (3-mo. LIBOR
USD at 1.12% Floor + 1.12%), 6.71%,
07/20/31 .................... 3,300 3,289,822
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-10A, Class C1R, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.69%,
07/20/31 .................... USD 1,000 $ 988,511
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.54%,
10/20/34 .................... 3,000 2,932,410
Series 2021-11A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.59%,
10/20/34 .................... 1,000 961,721
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. LIBOR USD at
1.32% Floor + 1.32%), 6.91%, 01/20/34
(a)(b)
2,500 2,459,425
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class C, (3-mo. LIBOR USD at
2.80% Floor + 2.80%), 8.39%, 01/20/34
(a)(b)
2,000 2,022,180
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. LIBOR USD at
1.80% Floor + 1.80%), 7.39%, 07/20/34
(a)(b)
5,915 5,811,892
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (3-mo. LIBOR USD at
3.20% Floor + 3.20%), 8.79%, 07/20/34
(a)(b)
2,500 2,448,557
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. LIBOR USD at
1.18% Floor + 1.18%), 6.79%, 01/25/35
(a)(b)
1,000 981,517
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 6.88%, 12/15/34 .. GBP 100 94,969
Series B2,  (Sterling Overnight Index
Average + 2.20%), 7.13%, 03/15/36
(c)
. 100 96,947
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 4,457 3,195,086
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (3-mo. LIBOR USD at 2.30% Floor +
2.30%), 7.87%, 04/15/34
(a)(b)
......... 1,500 1,434,148
Greywolf CLO III Ltd., Series 2020-3RA, Class
BR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.71%), 8.06%, 04/15/33
(a)(b)
........ 3,000 2,916,425
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. LIBOR
USD at 0.70% Floor + 0.70%), 6.11%,
12/25/35
(a)
................... 1,025 431,577
Series 2006-4, Class 1A1, 3.65%,
03/25/36
(a)
................... 2,606 1,868,702
Series 2006-5, Class 1A1, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.77%,
03/25/36
(a)
................... 3,492 1,088,648
Series 2006-18, Class AF6, 6.18%,
11/25/36
(e)
................... 3,278 772,051
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.55%,
11/25/36 .................... 6,478 2,998,520
Series 2006-HE6, Class A4, (1-mo. LIBOR
USD at 0.48% Floor + 0.48%), 5.89%,
08/25/36 .................... 1,391 1,093,609
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. LIBOR USD + 2.10%),
7.73%, 07/28/31
(a)(b)
............... 1,000 987,475
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (3-mo. LIBOR
USD at 1.37% Floor + 1.37%), 6.94%,
04/15/33 .................... 7,500 7,399,777

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-IA, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.57%,
04/15/33 .................... USD 2,000 $ 1,962,052
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.77%,
07/15/34 .................... 7,000 6,927,858
Series 2021-4A, Class A2, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.42%,
07/15/34 .................... 1,250 1,231,250
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. LIBOR USD at 1.45% Floor +
1.45%), 7.08%, 11/30/32
(a)(b)
......... 11,000 10,931,624
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.74%, 04/20/34
(a)(b)
......... 1,750 1,703,982
Halseypoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.43%,
01/30/35 .................... 3,500 3,422,742
Series 2021-5A, Class D, (3-mo. LIBOR
USD at 3.50% Floor + 3.50%), 9.13%,
01/30/35 .................... 3,000 2,805,328
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.94%,
01/20/33 .................... 11,050 10,936,351
Series 2019-1A, Class B1, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.79%,
01/20/33 .................... 2,500 2,487,500
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
9.23%, 10/15/31
(a)(c)
............... EUR 235 236,909
Henley CLO IV DAC, Series 4X, Class E,
(3-mo. EURIBOR at 5.25% Floor + 5.25%),
8.97%, 04/25/34
(a)(c)
............... 300 286,403
Highbridge Loan Management Ltd., Series 12A-
18, Class B, (3-mo. LIBOR USD at 1.85%
Floor + 1.85%), 7.42%, 07/18/31
(a)(b)
.... USD 1,000 978,756
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,638 8,288,499
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (3-mo. LIBOR USD at 1.95%
Floor + 1.95%), 7.54%, 07/20/30
(a)(b)
.... 1,000 965,932
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.47%,
07/15/34 .................... 500 468,979
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.13%,
04/20/35 .................... 3,125 3,035,181
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.48%,
04/20/35 .................... 5,000 4,790,512
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.38%,
04/20/35 .................... 2,550 2,392,228
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
11.73%, 07/15/32
(a)(c)
.............. EUR 197 192,625
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. LIBOR USD at 1.10% Floor
+ 1.10%), 6.44%, 01/17/38
(a)(b)
........ USD 2,708 2,694,791
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. LIBOR USD at
0.80% Floor + 0.80%), 6.21%, 07/25/36
(a)
2,975 2,528,332
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
LIBOR USD at 2.10% Floor + 2.10%),
7.67%, 07/18/30
(a)(b)
............... USD 8,050 $ 7,906,885
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.16%,
10/15/32 .................... 4,250 4,160,758
Series 27A, Class CR, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.56%,
10/15/32 .................... 1,450 1,424,633
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
LIBOR USD at 1.70% Floor + 1.70%),
7.29%, 10/20/34
(a)(b)
............... 3,657 3,585,462
KKR CLO 41 Ltd., Series 2022-41A, Class D,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.56%, 04/15/35
(a)(b)
......... 5,250 4,869,317
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
LIBOR USD at 1.65% Floor + 1.65%),
7.24%, 07/20/30
(a)(b)
............... 350 341,883
Lehman XS Trust, Series 2007-20N, Class
A1, (1-mo. LIBOR USD at 1.15% Floor +
2.30%), 7.71%, 12/25/37
(a)
.......... 6,117 6,162,890
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. LIBOR
USD at 0.52% Floor + 0.52%), 5.93%,
08/25/45 .................... 1,648 1,572,680
Series 2006-4, Class 1A, (1-mo. LIBOR
USD at 0.30% Floor + 0.30%), 5.71%,
05/25/36 .................... 21,395 12,128,418
Series 2006-6, Class 2A3, (1-mo. LIBOR
USD at 0.30% Floor + 0.30%), 5.71%,
07/25/36 .................... 5,785 2,286,839
Series 2006-7, Class 1A, (1-mo. LIBOR
USD at 0.31% Floor + 0.31%), 5.72%,
08/25/36 .................... 6,412 3,388,636
Series 2006-WL3, Class 2A4, (1-mo. LIBOR
USD at 0.60% Floor + 0.60%), 6.01%,
01/25/36 .................... 1,412 1,261,661
Lucali CLO Ltd., Series 2020-1A, Class D, (3-
mo. LIBOR USD at 3.60% Floor + 3.60%),
9.17%, 01/15/33
(a)(b)
............... 2,250 2,168,975
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.52%,
07/27/30 .................... 4,080 3,968,700
Series 2016-20A, Class DR, (3-mo. LIBOR
USD + 3.00%), 8.62%, 07/27/30 .... 1,315 1,264,056
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class C, (3-mo. LIBOR USD at 2.20%
Floor + 2.20%), 7.77%, 10/18/30
(a)(b)
.... 5,450 5,371,595
Madison Park Funding XXVI Ltd., Series
2017-26A, Class AR, (3-mo. LIBOR USD +
1.20%), 6.83%, 07/29/30
(a)(b)
......... 3,434 3,423,192
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (3-mo. LIBOR
USD at 0.26% Floor + 1.80%), 7.39%,
04/20/30 .................... 1,600 1,558,094
Series 2018-27A, Class C, (3-mo. LIBOR
USD at 0.26% Floor + 2.60%), 8.19%,
04/20/30 .................... 1,000 953,078
Madison Park Funding XXXI Ltd., Series 2018-
31A, Class D, (3-mo. LIBOR USD at 3.00%
Floor + 3.00%), 8.61%, 01/23/31
(a)(b)
.... 750 720,416

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.11%, 10/15/32 ............... USD 6,000 $ 5,896,824
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.51%, 10/15/32 ............... 4,750 4,651,656
Series 2019-33A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.41%, 10/15/32 ............... 2,000 1,955,911
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. LIBOR USD at 1.50% Floor
+ 1.50%), 7.07%, 12/18/30
(a)(b)
........ 1,500 1,458,391
Margay CLO I DAC, Series 1X, Class D,
10.25%, 07/15/36
(a)(c)
.............. EUR 100 111,216
Marino Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.67% Floor + 5.67%),
9.33%, 01/16/34
(a)(c)
............... 100 99,579
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. LIBOR USD at
0.52% Floor + 0.52%), 5.93%, 06/25/36
(a)(b)
USD 1,930 1,679,014
MF1 Ltd., Series 2021-FL7, Class A, (1-mo.
LIBOR USD at 1.08% Floor + 1.08%),
6.42%, 10/16/36
(a)(b)
............... 3,050 3,004,250
Milos CLO Ltd., Series 2017-1A, Class BR, (3-
mo. LIBOR USD at 1.55% Floor + 1.55%),
7.14%, 10/20/30
(a)(b)
............... 5,862 5,764,660
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(e)
. 601 138,842
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (3-mo. LIBOR
USD + 2.15%), 7.75%, 10/21/30 .... 1,500 1,458,849
Series 2014-18A, Class CR2, (3-mo. LIBOR
USD + 3.00%), 8.60%, 10/21/30 .... 1,250 1,159,021
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (3-mo. LIBOR USD at
6.50% Floor + 6.50%), 12.07%, 07/15/34
(a)(b)
2,600 2,426,554
Neuberger Berman CLO XXI Ltd., Series
2016-21A, Class DR2, (3-mo. LIBOR USD
at 3.30% Floor + 3.30%), 8.89%, 04/20/34
(a)
(b)
........................... 1,000 980,105
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 7.22%,
10/17/30 .................... 800 794,880
Series 2016-22A, Class CR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.77%,
10/17/30 .................... 1,000 979,020
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class D, (3-mo. LIBOR
USD at 2.65% Floor + 2.65%), 8.22%,
10/18/30
(a)(b)
.................... 3,250 3,138,840
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.68%,
10/19/31
(a)(b)
.................... 500 473,654
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (3-mo. LIBOR
USD at 1.34% Floor + 1.34%), 6.92%,
01/19/33
(a)(b)
.................... 8,450 8,495,022
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.39%,
07/20/31
(a)(b)
.................... 1,563 1,522,298
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.32%,
04/16/33
(a)(b)
.................... USD 1,000 $ 975,308
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.70%,
10/14/35
(a)(b)
.................... 12,250 12,050,701
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (3-mo. EURIBOR
at 5.52% Floor + 5.52%), 9.18%, 04/17/34
(a)
(c)
........................... EUR 188 185,925
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.. USD 5,006 4,059,732
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.72%, 12/21/29
(a)(b)
.... 4,115 4,100,212
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (3-mo. EURIBOR at 5.66%
Floor + 5.66%), 8.98%, 05/15/34
(a)(c)
.... EUR 100 94,877
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. LIBOR
USD at 1.38% Floor + 1.12%), 6.71%,
10/20/34 .................... USD 4,418 4,362,872
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 2.21% Floor + 1.95%), 7.54%,
10/20/34 .................... 2,500 2,418,848
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
426 402,327
Series 1999-C, Class A2, 7.48%, 08/15/27 2,270 1,840,870
Series 2001-D, Class A3, 5.90%, 12/15/22
(a)
307 149,103
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
3 3,201
OCP CLO Ltd.
(a)(b)
Series 2014-6A, Class A1R, (3-mo. LIBOR
USD at 1.26% Floor + 1.26%), 6.83%,
10/17/30 .................... 10,727 10,664,312
Series 2014-6A, Class A2R, (3-mo. LIBOR
USD at 1.72% Floor + 1.72%), 7.29%,
10/17/30 .................... 7,500 7,399,057
Series 2015-10A, Class CR2, (3-mo. LIBOR
USD at 2.31% Floor + 2.05%), 7.66%,
01/26/34 .................... 3,700 3,615,653
Series 2015-10A, Class DR2, (3-mo. LIBOR
USD at 3.21% Floor + 2.95%), 8.56%,
01/26/34 .................... 2,000 1,864,793
Series 2016-11A, Class A1AR, (3-mo.
LIBOR USD at 1.27% Floor + 1.27%),
6.88%, 10/26/30 ............... 892 889,851
Series 2018-15A, Class A3, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.29%,
07/20/31 .................... 1,000 994,067
Series 2019-16A, Class CR, (3-mo. LIBOR
USD at 2.11% Floor + 1.85%), 7.39%,
04/10/33 .................... 2,500 2,425,528
Series 2019-17A, Class CR, (3-mo. LIBOR
USD at 2.26% Floor + 2.00%), 7.59%,
07/20/32 .................... 6,000 5,837,405
Series 2020-19A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.69%,
10/20/34 .................... 7,500 7,229,259
Series 2020-19A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.74%,
10/20/34 .................... 1,000 931,517

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-22A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.64%,
12/02/34 .................... USD 4,500 $ 4,366,360
Series 2021-22A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.69%,
12/02/34 .................... 1,250 1,177,970
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.66%,
01/15/32 .................... EUR 298 309,206
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 10.06%,
01/15/32 .................... 200 192,125
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. LIBOR
USD at 0.26% Floor + 1.60%), 7.17%,
07/15/30 .................... USD 6,000 5,866,800
Series 2016-1A, Class CR, (3-mo. LIBOR
USD at 2.06% Floor + 1.80%), 7.37%,
07/15/30 .................... 2,250 2,140,825
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (3-mo. LIBOR USD at
2.25% Floor + 2.25%), 7.86%, 10/24/30
(a)(b)
4,000 3,906,231
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (3-mo. LIBOR USD at
3.10% Floor + 3.10%), 8.71%, 01/24/33
(a)(b)
1,532 1,440,728
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. LIBOR USD at
1.40% Floor + 1.40%), 6.99%, 01/20/30
(a)(b)
2,000 1,958,279
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (3-mo. LIBOR USD at
2.60% Floor + 2.60%), 8.19%, 01/20/31
(a)(b)
1,000 928,011
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class C1R, (3-mo. LIBOR USD at
2.15% Floor + 2.15%), 7.74%, 01/20/35
(a)(b)
3,000 2,903,020
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.27%,
10/15/33 .................... 8,500 8,325,750
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.72%,
10/15/33 .................... 3,800 3,746,648
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. LIBOR
USD at 1.18% Floor + 1.18%), 6.53%,
11/18/31 .................... 13,212 13,132,776
Series 2014-1A, Class BRR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.05%,
11/18/31 .................... 1,500 1,471,650
Series 2014-1A, Class CRR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.55%,
11/18/31 .................... 1,000 958,808
OHA Credit Funding 11 Ltd., Series 2022-11A,
Class D, (3-mo. CME Term SOFR at 3.60%
Floor + 3.60%), 8.92%, 07/19/33
(a)(b)
.... 1,000 969,771
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.80%,
04/21/34 .................... 1,500 1,465,767
Series 2019-2A, Class DR, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.90%,
04/21/34 .................... 1,000 964,936
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. LIBOR USD at 1.14%
Floor + 1.14%), 6.73%, 07/02/35
(a)(b)
.... 2,000 1,984,120
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. LIBOR USD at 3.15%
Floor + 3.15%), 8.74%, 07/20/34
(a)(b)
.... USD 1,000 $ 996,756
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. LIBOR USD at 2.90%
Floor + 2.90%), 8.28%, 02/20/34
(a)(b)
.... 5,970 5,882,337
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (3-mo. LIBOR USD at 2.95%
Floor + 2.95%), 8.54%, 01/20/32
(a)(b)
.... 400 391,337
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (3-mo. LIBOR
USD + 1.50%), 7.10%, 01/21/30 .... 1,000 980,396
Series 2017-14A, Class C, (3-mo. LIBOR
USD + 1.80%), 7.40%, 01/21/30 .... 1,500 1,465,004
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. LIBOR USD at 1.15% Floor
+ 1.15%), 6.72%, 10/18/34
(a)(b)
........ 13,500 13,319,924
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (3-mo. LIBOR
USD at 3.20% Floor + 3.20%), 8.78%,
01/19/37 .................... 4,750 4,472,079
Series 2016-1A, Class CR, (3-mo. LIBOR
USD + 1.95%), 7.54%, 01/20/33 .... 2,250 2,188,101
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. LIBOR
USD at 2.11% Floor + 1.85%), 7.42%,
10/17/31 .................... 2,950 2,881,810
Series 2014-1A, Class A2R2, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 7.02%,
01/17/31 .................... 6,650 6,582,767
Series 2015-1A, Class CR4, (3-mo. LIBOR
USD at 2.85% Floor + 2.85%), 8.23%,
05/21/34 .................... 4,100 3,967,309
Series 2015-2A, Class A1R2, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.69%,
07/20/30 .................... 6,307 6,295,956
Series 2018-1A, Class A2, (3-mo. LIBOR
USD at 1.71% Floor + 1.45%), 7.02%,
04/18/31 .................... 10,000 9,884,000
Series 2018-1A, Class B, (3-mo. LIBOR
USD at 2.01% Floor + 1.75%), 7.32%,
04/18/31 .................... 2,000 1,951,746
Series 2018-2A, Class A2, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 7.22%,
07/16/31 .................... 1,000 990,323
Series 2019-1A, Class A1R, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.47%,
11/14/34 .................... 7,000 6,942,169
Series 2019-1A, Class A2R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.02%,
11/14/34 .................... 7,000 6,854,669
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.32%,
11/14/34 .................... 2,500 2,424,715
Series 2019-1A, Class CR, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.37%,
11/14/34 .................... 3,750 3,631,924
Series 2020-3A, Class BR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.27%,
11/15/31 .................... 2,000 1,954,027
Series 2020-3A, Class CR, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.27%,
11/15/31 .................... 1,500 1,446,897
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.96% Floor + 1.70%), 7.29%,
04/20/34 .................... 7,000 6,721,454

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.06% Floor + 1.80%), 7.37%,
07/15/34 .................... USD 2,000 $ 1,933,286
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.16% Floor + 2.90%), 8.47%,
07/15/34 .................... 4,000 3,858,081
Series 2021-3A, Class B, (3-mo. LIBOR
USD at 1.91% Floor + 1.65%), 7.22%,
01/15/35 .................... 7,000 6,924,400
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.21% Floor + 1.95%), 7.52%,
01/15/35 .................... 5,000 4,867,363
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 3.21% Floor + 2.95%), 8.52%,
01/15/35 .................... 2,000 1,965,704
Series 2021-4A, Class B, (3-mo. LIBOR
USD at 1.91% Floor + 1.65%), 7.22%,
10/15/34 .................... 7,250 7,170,975
Series 2021-4A, Class C, (3-mo. LIBOR
USD at 2.21% Floor + 1.95%), 7.52%,
10/15/34 .................... 4,850 4,708,836
Series 2021-4A, Class D, (3-mo. LIBOR
USD at 3.21% Floor + 2.95%), 8.52%,
10/15/34 .................... 7,000 6,817,955
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.13%,
04/20/35 .................... 1,000 982,085
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.38%,
04/20/35 .................... 3,500 3,373,492
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.38%,
04/20/35 .................... 3,250 3,197,087
Palmer Square European CLO DAC, Series
2023-1X, Class D, 10.05%, 07/15/36
(a)(c)
. EUR 276 305,153
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.19%,
08/23/31 .................... USD 2,600 2,567,672
Series 2018-1A, Class A2R, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 7.19%,
10/20/31 .................... 4,700 4,567,930
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.82%,
07/15/34 .................... 6,000 5,807,633
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.48%, 08/19/35
(a)(b)
............... 37,250 37,203,438
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.32%,
10/18/34 .................... 5,000 4,904,081
Series 2018-2A, Class CR, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.82%,
10/18/34 .................... 2,350 2,313,056
Pikes Peak CLO 6, Series 2020-6A, Class
BR2, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 7.05%, 05/18/34
(a)(b)
......... 1,000 980,083
Pikes Peak CLO 8, Series 2021-8A, Class
B, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.34%, 07/20/34
(a)(b)
......... 2,000 1,968,767
Pikes Peak CLO 9, Series 2021-9A, Class
B, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.37%, 10/27/34
(a)(b)
......... 7,000 6,883,845
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.32%,
10/15/34 .................... USD 10,000 $ 9,873,412
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.77%,
10/15/34 .................... 3,500 3,435,134
Series 2021-1A, Class D, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.87%,
10/15/34 .................... 1,200 1,132,693
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.53%,
04/20/35 .................... 1,750 1,669,709
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 6.76%,
10/18/34 .................... 6,000 5,942,752
Series 2020-4A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 7.22%,
10/18/34 .................... 3,000 2,910,236
Series 2020-4A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.67%,
10/18/34 .................... 1,250 1,219,705
Prima Capital CRE Securitization Ltd.
(b)
Series 2015-4A, Class C, 4.00%, 08/24/49
(d)
2,436 2,249,460
Series 2016-6A, Class C, 4.00%, 08/24/40 16,500 14,358,827
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... 3,000 2,873,967
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 11,915,480
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,136,866
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,259,552
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,469 7,194,099
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 5,978 4,946,460
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 18,812,603
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 8,507,818
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 .................... 2,000 1,928,835
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 6.65%,
10/15/31 .................... 5,375 5,342,110
Series 2018-2A, Class BR, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 7.07%,
10/15/31 .................... 5,000 4,904,174
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (3-mo. LIBOR
USD at 1.48% Floor + 1.48%), 7.05%,
04/15/32 .................... 15,500 15,519,090
Series 2019-3A, Class BR, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 7.12%,
04/15/32 .................... 4,000 3,959,168
Rad CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.31%,
07/24/32 .................... 3,000 2,976,566

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-5A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.76%,
07/24/32 .................... USD 3,500 $ 3,347,526
Rad CLO 9 Ltd., Series 2020-9A, Class A1, (3-
mo. LIBOR USD at 1.40% Floor + 1.40%),
6.97%, 01/15/34
(a)(b)
............... 1,250 1,255,661
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.36%,
04/23/34 .................... 3,750 3,611,286
Series 2021-10A, Class D, (3-mo. LIBOR
USD at 2.75% Floor + 2.75%), 8.36%,
04/23/34 .................... 2,000 1,866,968
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.68%,
10/30/34 .................... 1,375 1,329,213
Series 2021-12A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.68%,
10/30/34 .................... 3,375 3,145,729
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.57%,
01/15/35 .................... 3,500 3,404,944
Series 2021-14A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.57%,
01/15/35 .................... 1,000 940,082
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 7.24%,
01/20/34 .................... 7,000 6,926,149
Series 2021-15A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.64%,
01/20/34 .................... 1,650 1,606,444
Series 2021-15A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.64%,
01/20/34 .................... 2,900 2,765,888
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.86%,
10/25/39
(a)(b)
.................... 12,482 12,475,189
Regatta Funding LP, Series 2013-2A, Class
CR2, (3-mo. LIBOR USD + 3.70%), 9.27%,
01/15/29
(a)(b)
.................... 4,500 4,458,838
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.37%,
04/17/30 .................... 10,000 9,999,866
Series 2017-1A, Class C, (3-mo. LIBOR
USD at 2.45% Floor + 2.45%), 8.02%,
04/17/30 .................... 1,000 1,000,659
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 7.74%, 04/20/34
(a)(b)
......... 1,000 977,663
Regatta VII Funding Ltd., Series 2016-1A,
Class CR2, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 7.56%, 06/20/34
(a)(b)
.... 750 727,752
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. LIBOR USD at 1.25% Floor
+ 1.25%), 6.82%, 10/17/30
(a)(b)
........ 2,997 2,992,203
Regatta X Funding Ltd., Series 2017-3A, Class
C, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 7.37%, 01/17/31
(a)(b)
......... 1,500 1,460,940
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.67%,
10/15/32 .................... USD 10,000 $ 9,929,190
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.67%,
10/15/32 .................... 1,000 978,317
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. LIBOR USD + 2.10%),
7.67%, 07/15/31
(a)(b)
............... 1,250 1,230,306
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (3-mo. LIBOR USD at 3.30% Floor
+ 3.30%), 8.91%, 10/25/31
(a)(b)
........ 1,000 960,114
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. LIBOR USD at 2.05% Floor
+ 2.05%), 7.62%, 01/15/33
(a)(b)
........ 6,700 6,654,554
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. LIBOR USD at 2.55% Floor
+ 2.55%), 8.12%, 10/15/33
(a)(b)
........ 500 502,282
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.64%,
01/20/35 .................... 3,000 2,903,932
Series 2021-4A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.64%,
01/20/35 .................... 2,000 1,925,069
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.37%,
01/18/34 .................... 1,000 952,461
Series 2016-3A, Class DRR, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.82%,
01/18/34 .................... 1,250 1,182,070
Rockfield Park CLO DAC
(a)(c)
Series 1X, Class C, 6.18%, 07/16/34 ... EUR 400 407,349
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.61%, 07/16/34 357 352,476
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 7.24%,
04/20/34 .................... USD 3,500 3,419,980
Series 2017-3A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.39%,
10/20/30 .................... 2,300 2,242,987
Series 2018-1A, Class B, (3-mo. LIBOR
USD at 1.72% Floor + 1.72%), 7.10%,
05/20/31 .................... 1,000 980,000
Series 2018-2A, Class A, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 6.75%,
10/20/31 .................... 3,500 3,485,415
Series 2018-2A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 7.39%,
10/20/31 .................... 1,125 1,104,722
Series 2018-2A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.79%,
10/20/31 .................... 700 687,103
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.38%,
08/20/32 .................... 5,500 5,371,525
Series 2020-1A, Class A, (3-mo. LIBOR
USD + 1.28%), 6.87%, 01/20/32 .... 10,000 9,897,476
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.69%,
07/20/34 .................... 2,000 1,944,838

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.84%,
07/20/34 .................... USD 1,250 $ 1,200,608
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.74%,
10/20/34 .................... 3,000 2,923,957
RR 5 Ltd., Series 2018-5A, Class B, (3-mo.
LIBOR USD at 2.25% Floor + 2.25%),
7.82%, 10/15/31
(a)(b)
............... 1,250 1,229,666
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 7.37%, 04/17/34
(a)(b)
......... 630 616,317
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.30%,
07/21/34 .................... 9,500 9,269,151
Series 2021-9A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.65%,
07/21/34 .................... 2,000 1,958,659
Signal Peak CLO 2 LLC, Series 2015-1A, Class
CR2, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.49%, 04/20/29
(a)(b)
......... 2,000 1,952,181
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (3-mo. LIBOR
USD at 2.41% Floor + 2.15%), 7.76%,
10/26/34 .................... 5,000 4,673,157
Series 2017-4A, Class DR, (3-mo. LIBOR
USD at 3.46% Floor + 3.20%), 8.81%,
10/26/34 .................... 2,300 1,946,375
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 7.13%,
04/30/32 .................... 5,000 4,958,615
Series 2019-1A, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.63%,
04/30/32 .................... 5,380 5,317,156
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.29%,
07/20/34 .................... 3,000 2,966,973
Series 2021-19A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.59%,
07/20/34 .................... 1,000 970,231
Series 2021-19A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 8.59%,
07/20/34 .................... 4,000 3,774,596
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. LIBOR USD at 1.24% Floor
+ 1.24%), 6.83%, 01/20/34
(a)(b)
........ 8,500 8,445,643
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (3-mo. LIBOR USD at 2.90% Floor
+ 2.90%), 8.49%, 04/20/34
(a)(b)
........ 1,755 1,652,501
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (3-mo. LIBOR USD at 1.18%
Floor + 1.18%), 6.79%, 10/26/31
(a)(b)
.... 6,600 6,511,639
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. LIBOR USD at 2.25%
Floor + 2.25%), 7.82%, 07/15/34
(a)(b)
.... 2,250 2,147,272
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. LIBOR USD at 1.96%
Floor + 1.70%), 7.31%, 04/25/34
(a)(b)
.... 3,350 3,246,485
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (3-mo. LIBOR USD at 1.28%
Floor + 1.28%), 6.89%, 01/25/32
(a)(b)
.... 1,500 1,487,625
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 7.25%, 04/25/35
(a)(b)
.... USD 5,200 $ 4,966,000
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class A1R, (3-mo. LIBOR
USD at 1.32% Floor + 1.06%), 6.65%,
07/20/32 .................... 2,000 1,986,099
Series 2019-4A, Class CR, (3-mo. LIBOR
USD at 2.21% Floor + 1.95%), 7.54%,
07/20/32 .................... 2,550 2,480,490
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. LIBOR
USD at 0.32% Floor + 0.32%), 5.73%,
10/25/36 .................... 5,238 3,612,203
Series 2007-MN1A, Class A1, (1-mo. LIBOR
USD at 0.23% Floor + 0.23%), 5.64%,
01/25/37
(b)
................... 1,409 832,904
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (3-mo. LIBOR USD at 3.75%
Floor + 3.75%), 9.32%, 01/16/32
(a)(b)
.... 2,750 2,619,711
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (3-mo. LIBOR USD at 1.70% Floor
+ 1.70%), 7.27%, 04/18/33
(a)(b)
........ 1,250 1,231,000
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. LIBOR USD at 1.14% Floor
+ 1.14%), 6.75%, 10/23/34
(a)(b)
........ 2,000 1,988,499
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (3-mo. LIBOR USD at 2.21% Floor +
1.95%), 7.54%, 04/20/34
(a)(b)
......... 830 810,196
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.18%,
11/18/30 .................... 1,250 1,218,608
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.38%,
01/29/32 .................... 4,000 3,889,379
Series 2018-1A, Class DR, (3-mo. LIBOR
USD at 2.75% Floor + 2.75%), 8.38%,
01/29/32 .................... 2,000 1,964,820
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.64%,
04/20/34 .................... 3,500 3,396,014
Series 2020-1A, Class DRR, (3-mo. LIBOR
USD at 3.40% Floor + 3.40%), 8.99%,
04/20/34 .................... 2,250 2,087,101
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.49%,
03/18/34 .................... 1,000 967,691
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.71%,
07/25/34 .................... 2,500 2,431,007
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 7.19%,
01/20/31 .................... 1,000 986,511
Series 2017-9A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.49%,
01/20/31 .................... 1,000 981,952
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. LIBOR
USD at 1.12% Floor + 1.12%), 6.69%,
01/15/34 .................... 2,000 1,978,021

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-6A, Class BR2, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 7.07%,
01/15/34 .................... USD 2,000 $ 1,962,884
Series 2016-6A, Class CR2, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.47%,
01/15/34 .................... 1,650 1,599,930
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.27%,
04/15/33 .................... 2,000 1,969,400
Series 2017-7A, Class CR, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.72%,
04/15/33 .................... 6,500 6,364,628
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo. LIBOR
USD at 1.18% Floor + 1.18%), 6.77%,
10/20/31 .................... 8,545 8,529,769
Series 2018-11A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.64%,
10/20/31 .................... 1,100 1,085,152
Series 2018-11A, Class E, (3-mo. LIBOR
USD at 6.00% Floor + 6.00%), 11.59%,
10/20/31 .................... 1,000 945,445
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.67%,
07/15/34 .................... 13,450 13,103,150
Series 2018-12A, Class DR, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.87%,
07/15/34 .................... 1,500 1,438,926
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (3-mo. LIBOR USD at 3.41% Floor +
3.15%), 8.72%, 04/15/34
(a)(b)
......... 2,000 1,962,376
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. LIBOR USD at 2.20% Floor +
2.20%), 7.79%, 10/20/32
(a)(b)
......... 3,250 3,201,571
Trestles CLO Ltd., Series 2020-3A, Class C, (3-
mo. LIBOR USD at 2.25% Floor + 2.25%),
7.84%, 01/20/33
(a)(b)
............... 1,450 1,408,620
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,417,531
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 849,022
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... 5,500 4,799,775
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... 3,551 3,107,051
Series 2022-SFR2, Class E, 7.51%,
07/17/40 .................... 10,000 9,910,212
Trimaran Cavu Ltd., Series 2021-2A, Class
B1, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.36%, 10/25/34
(a)(b)
......... 1,500 1,462,589
Unique Pub Finance Co. plc (The)
(c)
Series A4,  5.66%, 06/30/27 ......... GBP 459 581,657
Series N,  6.46%, 03/30/32
(e)
......... 400 507,552
Upland CLO Ltd., Series 2016-1A, Class
CR, (3-mo. LIBOR USD + 2.90%), 8.49%,
04/20/31
(a)(b)
.................... USD 1,500 1,387,369
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR + 2.16%), 7.47%, 04/18/31 1,000 972,683
Series 2014-4A, Class BR2, (3-mo. LIBOR
USD + 2.09%), 7.66%, 07/14/31 .... 500 478,951
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-3A, Class A1R, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 6.76%,
10/18/31 .................... USD 500 $ 499,077
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. LIBOR USD at 0.31% Floor +
0.16%), 4.45%, 10/25/36
(a)
.......... 11,851 8,788,665
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. LIBOR USD at 1.35% Floor +
1.35%), 6.94%, 07/20/30
(a)(b)
......... 3,800 3,742,719
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (3-mo. LIBOR USD at 1.86% Floor +
1.60%), 7.17%, 07/15/34
(a)(b)
......... 7,000 6,869,506
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.31%,
07/24/32 .................... 10,415 10,258,775
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.66%,
07/24/32 .................... 5,000 4,855,319
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.79%, 10/15/34
(a)(b)
......... 2,000 1,986,568
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.93%,
04/20/36 .................... 1,500 1,505,250
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 7.38%,
04/20/36 .................... 2,000 1,990,330
Series 2023-4A, Class D, (3-mo. CME Term
SOFR at 5.15% Floor + 5.15%), 9.93%,
04/20/36 .................... 1,000 1,001,674
York CLO 1 Ltd., Series 2014-1A, Class BRR,
(3-mo. LIBOR USD + 1.65%), 7.26%,
10/22/29
(a)(b)
.................... 2,100 2,099,188
Total Asset-Backed Securities — 14.2%
(Cost: $1,800,742,493) ........................... 1,737,586,856
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
L3Harris Technologies, Inc. ............ 66,765 12,651,300
MTU Aero Engines AG ............... 15,730 3,673,136
RTX Corp. ....................... 104,048 9,148,940
25,473,376
Air Freight & Logistics — 0.1%
CJ Logistics Corp. .................. 4,000 225,983
Hyundai Glovis Co. Ltd. .............. 4,001 547,090
United Parcel Service, Inc., Class B ...... 92,626 17,333,103
18,106,176
Automobile Components — 0.1%
Lear Corp. ....................... 58,527 9,057,638
Tung Thih Electronic Co. Ltd. ........... 118,000 519,481
9,577,119
Automobiles — 0.2%
Brilliance China Automotive Holdings Ltd. .. 164,000 87,689
BYD Co. Ltd., Class A ................ 70,900 2,706,279
General Motors Co. ................. 207,963 7,979,540
Guangzhou Automobile Group Co. Ltd., Class
H ........................... 1,178,000 741,507

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Automobiles (continued)
Kia Corp. ........................ 36,927 $ 2,396,537
Maruti Suzuki India Ltd. .............. 60,170 7,190,495
21,102,047
Banks — 1.9%
Absa Group Ltd. ................... 525,029 5,564,489
Abu Dhabi Commercial Bank PJSC ...... 1,863,319 4,454,230
AMMB Holdings Bhd. ................ 265,100 227,010
Axis Bank Ltd. ..................... 712,970 8,277,221
Bank Central Asia Tbk. PT ............. 1,335,300 808,700
Bank Negara Indonesia Persero Tbk. PT ... 360,600 212,286
Bank of China Ltd., Class H ............ 18,075,000 6,703,983
Bank of Communications Co. Ltd., Class H . 486,000 293,608
Bank Rakyat Indonesia Persero Tbk. PT ... 44,823,713 16,782,177
BNP Paribas SA ................... 64,980 4,285,290
Boubyan Bank KSCP ................ 151,767 306,286
Chang Hwa Commercial Bank Ltd. ....... 596,768 358,293
China Construction Bank Corp., Class H ... 2,075,000 1,209,432
CIMB Group Holdings Bhd. ............ 938,400 1,155,968
Citigroup, Inc. ..................... 361,754 17,241,196
Citizens Financial Group, Inc. .......... 679,302 21,914,283
Commercial International Bank Egypt SAE .. 992,705 1,279,712
DBS Group Holdings Ltd. ............. 443,200 11,433,250
Dubai Islamic Bank PJSC ............. 417,719 654,169
Dukhan Bank ..................... 372,975 423,273
E.Sun Financial Holding Co. Ltd. ........ 1,806,894 1,488,224
Emirates NBD Bank PJSC ............. 147,551 682,736
First Abu Dhabi Bank PJSC ............ 389,051 1,550,533
First Citizens BancShares, Inc., Class A .... 8,560 12,251,928
First Financial Holding Co. Ltd. .......... 403,786 373,537
Grupo Financiero Banorte SAB de CV, Class O 1,237,528 11,734,530
Gulf Bank KSCP ................... 321,555 276,376
HDFC Bank Ltd. ................... 697,017 13,993,376
Hong Leong Bank Bhd. ............... 91,300 396,663
Hong Leong Financial Group Bhd. ....... 15,400 62,502
Hua Nan Financial Holdings Co. Ltd. ...... 740,000 524,227
ICICI Bank Ltd. .................... 159,449 1,943,281
ICICI Bank Ltd., ADR ................ 106,611 2,619,432
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 15,535,000 7,586,172
Kotak Mahindra Bank Ltd. ............. 107,209 2,422,829
Kuwait Finance House KSCP ........... 1,023,352 2,628,982
M&T Bank Corp. ................... 96,700 13,524,462
Malayan Banking Bhd. ............... 548,600 1,097,594
Mega Financial Holding Co. Ltd. ......... 1,222,000 1,566,983
National Bank of Kuwait SAKP .......... 294,267 921,524
OTP Bank Nyrt. .................... 161,539 5,874,550
Powszechna Kasa Oszczednosci Bank Polski
SA .......................... 851,676 8,641,132
Public Bank Bhd. ................... 1,223,000 1,131,285
Qatar International Islamic Bank QSC ..... 74,760 213,028
Qatar Islamic Bank SAQ .............. 104,197 605,101
Qatar National Bank QPSC ............ 256,217 1,194,530
RHB Bank Bhd. .................... 330,600 417,375
Sberbank of Russia PJSC
(d)
............ 877,548 96
SinoPac Financial Holdings Co. Ltd. ...... 1,650,000 979,839
Standard Bank Group Ltd. ............. 65,012 694,334
Taiwan Cooperative Financial Holding Co. Ltd. 740,000 692,709
TCS Group Holding plc, GDR, Class A
(c)(d)(f)
. 78,717 787
Tisco Financial Group PCL, NVDR ....... 423,300 1,243,441
UniCredit SpA ..................... 202,761 5,133,961
Wells Fargo & Co. .................. 415,915 19,198,636
227,251,551
Security
Shares
Shares Value
Beverages — 0.3%
Ambev SA ....................... 2,480,344 $ 7,768,204
Anhui Gujing Distillery Co. Ltd., Class A .... 60,900 2,319,271
Carlsberg A/S, Class B ............... 26,367 3,954,579
Kweichow Moutai Co. Ltd., Class A ....... 30,100 7,944,122
Tsingtao Brewery Co. Ltd., Class A ....... 119,203 1,648,321
Tsingtao Brewery Co. Ltd., Class H ....... 102,000 917,219
United Spirits Ltd.
(f)
.................. 76,380 943,976
Wuliangye Yibin Co. Ltd., Class A ........ 236,900 6,017,051
31,512,743
Biotechnology — 0.2%
3SBio, Inc.
(b)(c)
..................... 722,500 696,018
AbbVie, Inc. ...................... 143,140 21,410,881
Hugel, Inc.
(f)
...................... 3,829 323,952
Medigen Vaccine Biologics Corp.
(f)
....... 239,000 433,558
Shanghai Junshi Biosciences Co. Ltd., Class
H
(b)(c)(f)
........................ 126,800 406,875
23,271,284
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.
(f)
........... 1,122,800 14,348,694
Alibaba Group Holding Ltd., ADR
(f)
....... 45,530 4,651,345
Central Retail Corp. PCL, NVDR ........ 369,700 445,791
Poya International Co. Ltd. ............ 48,480 789,646
Prosus NV
(f)
...................... 98,559 7,796,747
28,032,223
Building Products — 0.2%
Carrier Global Corp. ................. 296,807 17,674,857
Cie de Saint-Gobain ................. 91,748 6,205,040
23,879,897
Capital Markets — 0.4%
B3 SA - Brasil Bolsa Balcao ............ 2,923,295 9,223,486
Carlyle Group, Inc. (The) .............. 276,861 9,870,095
China Galaxy Securities Co. Ltd., Class H .. 338,500 198,045
GF Securities Co. Ltd., Class H ......... 3,471,200 5,554,020
Intercontinental Exchange, Inc. ......... 175,900 20,193,320
Raymond James Financial, Inc. ......... 64,083 7,053,616
52,092,582
Chemicals — 0.5%
Air Liquide SA ..................... 67,818 12,193,266
Asian Paints Ltd. ................... 60,782 2,496,804
Hansol Chemical Co. Ltd. ............. 28,305 4,350,508
International Flavors & Fragrances, Inc. .... 252,720 21,382,639
Linde plc ........................ 4,631 1,809,193
Linde plc ........................ 6,867 2,664,583
Mesaieed Petrochemical Holding Co. ..... 288,877 154,802
Petronas Chemicals Group Bhd. ......... 306,100 472,193
Saudi Aramco Base Oil Co. ............ 53,367 2,108,776
Saudi Basic Industries Corp. ........... 327,143 7,476,674
Sika AG (Registered) ................ 14,101 4,388,763
Sociedad Quimica y Minera de Chile SA, ADR 76,795 5,659,024
Yanbu National Petrochemical Co. ....... 35,117 429,054
65,586,279
Commercial Services & Supplies — 0.1%
Republic Services, Inc. ............... 82,586 12,479,571
Saudi Airlines Catering Co. ............ 16,235 536,620
13,016,191
Communications Equipment — 0.2%
Accton Technology Corp. ............. 489,300 5,969,638
Arcadyan Technology Corp. ............ 148,000 684,213
BYD Electronic International Co. Ltd. ...... 390,000 1,505,621
Cisco Systems, Inc. ................. 186,287 9,694,375
Nokia OYJ, ADR ................... 599,074 2,360,352

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
Yangtze Optical Fibre & Cable Joint Stock Ltd.
Co., Class H
(b)(c)
.................. 162,000 $ 249,000
ZTE Corp., Class H ................. 179,600 657,305
21,120,504
Construction & Engineering — 0.1%
Eiffage SA ....................... 21,844 2,272,596
Gamuda Bhd. ..................... 406,800 387,902
Mcdermott International Ltd.
(f)
........... 165,884 29,859
Vinci SA ......................... 70,317 8,258,547
Voltas Ltd. ....................... 60,490 574,232
11,523,136
Construction Materials — 0.0%
CRH plc ......................... 83,581 4,978,996
Consumer Finance — 0.3%
American Express Co. ............... 71,425 12,062,254
Kaspi.KZ JSC, GDR
(c)
................ 75,945 6,961,447
SBI Cards & Payment Services Ltd. ...... 440,731 4,588,037
Synchrony Financial ................. 246,010 8,497,185
32,108,923
Consumer Staples Distribution & Retail — 0.4%
Abdullah Al Othaim Markets Co. ......... 77,970 307,109
BGF retail Co. Ltd. .................. 2,824 370,527
CP ALL PCL, NVDR ................. 3,585,300 6,655,073
Dollar General Corp. ................ 57,421 9,696,110
Fix Price Group plc, GDR
(b)(c)(d)(f)
......... 1,308,789 2,683,017
GS Retail Co. Ltd. .................. 11,507 191,702
Nahdi Medical Co. .................. 13,660 632,982
President Chain Store Corp. ........... 91,000 808,456
Sendas Distribuidora SA .............. 2,381,450 6,839,036
Wal-Mart de Mexico SAB de CV ......... 3,939,864 16,411,198
X5 Retail Group NV, GDR
(c)(d)(f)
.......... 207,497 2,075
44,597,285
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 286,684 13,078,524
Diversified REITs — 0.2%
Cromwell European REIT
(c)
............ 3,101,420 5,490,118
Fibra Uno Administracion SA de CV ...... 3,960,569 5,953,271
LXI REIT plc
(c)
..................... 6,179,125 7,545,376
18,988,765
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ........................ 247,188 3,589,170
Cellnex Telecom SA
(b)(c)
............... 465,489 19,010,143
China Tower Corp. Ltd., Class H
(b)(c)
...... 10,102,000 1,141,916
Chunghwa Telecom Co. Ltd. ........... 699,000 2,578,581
Chunghwa Telecom Co. Ltd., ADR ....... 636 23,341
Emirates Telecommunications Group Co. PJSC 136,796 834,172
Hellenic Telecommunications Organization SA,
Class R ....................... 25,048 395,307
Indus Towers Ltd.
(f)
.................. 209,392 438,518
Koninklijke KPN NV ................. 3,301,127 11,944,323
KT Corp. ........................ 27,470 636,137
LG Uplus Corp. .................... 66,112 518,910
Ooredoo QPSC .................... 103,138 323,656
Saudi Telecom Co. .................. 221,800 2,508,040
Telefonica Brasil SA ................. 172,371 1,541,543
Telefonica Brasil SA, ADR ............. 81,444 731,367
Telekom Malaysia Bhd. ............... 220,400 248,850
Telkom Indonesia Persero Tbk. PT ....... 7,300,700 1,798,717
Telkom Indonesia Persero Tbk. PT, ADR ... 16,700 409,651
TELUS Corp. ..................... 925,917 16,486,961
TIME dotCom Bhd. ................. 213,400 254,102
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. .......... 294,032 $ 10,020,610
75,434,015
Electric Utilities — 1.3%
Alliant Energy Corp. ................. 226,052 12,148,035
American Electric Power Co., Inc. ........ 107,348 9,096,670
CLP Holdings Ltd. .................. 971,500 7,918,827
CPFL Energia SA ................... 84,430 641,873
Duke Energy Corp. ................. 255,344 23,905,305
Edison International ................. 59,719 4,297,379
Entergy Corp. ..................... 122,492 12,579,928
Eversource Energy ................. 146,875 10,623,469
Exelon Corp. ...................... 528,600 22,127,196
Korea Electric Power Corp.
(f)
........... 11,974 180,421
NextEra Energy, Inc. ................ 259,399 19,013,947
PG&E Corp.
(f)
..................... 500,034 8,805,599
Saudi Electricity Co. ................. 62,262 372,469
Southern Co. (The) ................. 122,746 8,879,446
SSE plc ......................... 143,807 3,109,560
Terna - Rete Elettrica Nazionale ......... 756,183 6,388,991
Xcel Energy, Inc. ................... 70,399 4,416,129
154,505,244
Electrical Equipment — 0.1%
Goldwind Science & Technology Co. Ltd., Class
H ........................... 439,800 301,811
Schneider Electric SE ................ 40,972 7,308,262
7,610,073
Electronic Equipment, Instruments & Components — 0.3%
BOE Technology Group Co. Ltd., Class A ... 411,400 243,741
China Railway Signal & Communication Corp.
Ltd., Class A .................... 1,133,760 952,903
Chroma ATE, Inc. ................... 63,000 554,939
Delta Electronics, Inc. ................ 434,000 5,066,392
FLEXium Interconnect, Inc. ............ 105,000 311,172
Hon Hai Precision Industry Co. Ltd. ....... 748,000 2,588,327
Hon Hai Precision Industry Co. Ltd., GDR
(c)
. 8,135 57,065
Kingboard Holdings Ltd. .............. 74,000 205,916
Largan Precision Co. Ltd. ............. 31,000 2,150,211
Lotes Co. Ltd. ..................... 186,000 4,431,857
Maxscend Microelectronics Co. Ltd., Class A 243,400 4,105,756
Primax Electronics Ltd. ............... 366,000 752,410
Samsung SDI Co. Ltd. ............... 6,738 3,517,268
TE Connectivity Ltd. ................. 90,323 12,960,447
37,898,404
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A ............ 460,554 16,483,228
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(d)(f)(g)
............. 24,388 —
16,483,228
Entertainment — 0.1%
NetEase, Inc. ..................... 12,900 280,966
Walt Disney Co. (The)
(f)
............... 176,806 15,716,286
15,997,252
Financial Services — 0.2%
Equitable Holdings, Inc. .............. 210,452 6,037,868
Fidelity National Information Services, Inc. .. 225,464 13,613,516
Visa, Inc., Class A .................. 26,300 6,252,299
25,903,683
Food Products — 0.6%
Almarai Co. JSC ................... 22,606 415,135
China Feihe Ltd.
(b)(c)
................. 1,331,000 815,662
China Mengniu Dairy Co. Ltd. .......... 1,701,000 6,460,719

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Danone SA ....................... 44,198 $ 2,699,028
Guangdong Haid Group Co. Ltd., Class A .. 14,500 102,213
Heilongjiang Agriculture Co. Ltd., Class A ... 1,020,400 2,097,674
Indofood Sukses Makmur Tbk. PT ....... 604,300 293,578
IOI Corp. Bhd. ..................... 224,500 207,705
Kraft Heinz Co. (The) ................ 423,544 15,323,822
Marico Ltd. ....................... 103,042 703,007
Mondelez International, Inc., Class A ...... 322,913 23,937,541
Nestle Malaysia Bhd. ................ 4,500 133,633
Nestle SA (Registered) ............... 92,674 11,354,346
NongShim Co. Ltd. .................. 1,309 407,281
QL Resources Bhd. ................. 70,800 86,046
Tingyi Cayman Islands Holding Corp. ..... 530,000 818,474
Uni-President China Holdings Ltd. ....... 284,000 245,544
Uni-President Enterprises Corp. ......... 393,000 942,834
Universal Robina Corp. ............... 78,900 176,446
Want Want China Holdings Ltd. ......... 256,000 178,527
67,399,215
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. ............. 481,500 5,852,537
Gujarat Gas Ltd. ................... 94,169 553,059
Kunlun Energy Co. Ltd. ............... 972,000 795,382
Petronas Gas Bhd. .................. 44,200 167,429
Tokyo Gas Co. Ltd. ................. 187,800 4,258,568
11,626,975
Ground Transportation — 0.3%
ALD SA
(b)(c)
....................... 79,262 842,118
Canadian Pacific Kansas City Ltd. ....... 114,323 9,406,772
CSX Corp. ....................... 239,599 7,983,438
Daqin Railway Co. Ltd., Class A ......... 150,748 151,034
Norfolk Southern Corp. ............... 36,503 8,526,736
Union Pacific Corp. ................. 26,741 6,204,447
West Japan Railway Co. .............. 56,200 2,308,940
35,423,485
Health Care Equipment & Supplies — 0.7%
Baxter International, Inc. .............. 333,146 15,068,194
EssilorLuxottica SA ................. 84,090 16,916,827
Koninklijke Philips NV
(f)
............... 254,666 5,290,338
Medtronic plc ..................... 348,396 30,575,233
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 170,700 7,083,418
Zimmer Biomet Holdings, Inc. .......... 74,708 10,320,910
85,254,920
Health Care Providers & Services — 0.7%
Bangkok Dusit Medical Services PCL, NVDR 3,095,700 2,604,346
Bumrungrad Hospital PCL, NVDR ....... 330,800 2,089,567
Cardinal Health, Inc. ................. 102,563 9,381,438
Cigna Group (The) .................. 36,561 10,789,151
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 6,534 503,359
Elevance Health, Inc. ................ 16,995 8,015,352
Hapvida Participacoes e Investimentos SA
(b)(c)(f)
7,496,986 7,657,508
Humana, Inc. ..................... 4,792 2,189,129
IHH Healthcare Bhd. ................ 353,500 466,882
Laboratory Corp. of America Holdings ..... 71,174 15,226,254
Scientific & Medical Equipment House Co.
(f)
. 8,934 195,230
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 221,000 401,124
Sinopharm Group Co. Ltd., Class H ...... 139,600 439,627
UnitedHealth Group, Inc. .............. 43,962 22,261,038
82,220,005
Security
Shares
Shares Value
Health Care REITs — 0.6%
Assura plc ....................... 26,067,117 $ 15,843,452
Community Healthcare Trust, Inc. ........ 92,460 3,258,291
Healthpeak Properties, Inc. ............ 449,345 9,809,201
Omega Healthcare Investors, Inc. ........ 389,517 12,425,592
Physicians Realty Trust ............... 894,526 13,185,313
Target Healthcare REIT plc ............ 8,582,913 8,095,938
Ventas, Inc. ...................... 114,192 5,540,596
Welltower, Inc. ..................... 67,999 5,586,118
73,744,501
Hotels, Restaurants & Leisure — 0.2%
Codere New Topco SA
(d)(f)(h)
............ 12,874 —
Gourmet Master Co. Ltd. .............. 27,000 106,272
OPAP SA, Class R .................. 296,428 5,213,444
Sands China Ltd.
(f)
.................. 1,954,800 7,530,891
Seera Group Holding
(f)
............... 60,338 462,977
Trip.com Group Ltd.
(f)
................ 8,900 363,501
Wynn Macau Ltd.
(f)
.................. 5,670,400 5,930,130
Yum China Holdings, Inc. ............. 131,517 8,025,167
27,632,382
Household Durables — 0.3%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes ................... 1,476,535 7,462,688
Haier Smart Home Co. Ltd., Class H ...... 23,800 78,266
JS Global Lifestyle Co. Ltd.
(b)(c)(f)
......... 4,181,000 744,814
Newell Brands, Inc. ................. 400,681 4,471,600
SharkNinja, Inc.
(f)
................... 167,240 7,075,924
Sony Group Corp., ADR .............. 61,993 5,802,545
Taylor Wimpey plc .................. 10,997,494 16,142,790
41,778,627
Household Products — 0.2%
Reckitt Benckiser Group plc ............ 297,792 22,308,237
Independent Power and Renewable Electricity Producers — 0.1%
Adani Green Energy Ltd.
(f)
............. 4,361 57,969
Boralex, Inc., Class A ................ 81,246 2,102,236
CGN Power Co. Ltd., Class H
(b)(c)
........ 361,000 88,604
China Yangtze Power Co. Ltd., Class A .... 417,400 1,254,581
RWE AG ........................ 86,646 3,729,127
Sichuan Chuantou Energy Co. Ltd., Class A . 441,000 892,526
8,125,043
Industrial Conglomerates — 0.1%
Astra International Tbk. PT ............ 14,979,800 6,807,486
Industries Qatar QSC ................ 228,340 835,724
Siemens AG (Registered) ............. 42,340 7,216,524
Sime Darby Bhd. ................... 381,100 184,431
15,044,165
Industrial REITs — 0.5%
ESR Kendall Square REIT Co. Ltd. ....... 2,698,786 8,396,572
Goodman Group ................... 685,894 9,483,965
LondonMetric Property plc ............. 2,858,058 6,780,401
Prologis, Inc. ...................... 154,970 19,332,508
Rexford Industrial Realty, Inc. .......... 211,516 11,652,416
Warehouses De Pauw CVA ............ 305,798 9,035,495
64,681,357
Insurance — 0.9%
American International Group, Inc. ....... 179,785 10,837,440
ASR Nederland NV ................. 94,147 4,267,626
Assurant, Inc. ..................... 104,082 14,000,070
China Life Insurance Co. Ltd., Class H .... 163,000 286,165
Fidelity National Financial, Inc., Class A .... 342,856 13,429,669
Hyundai Marine & Fire Insurance Co. Ltd. .. 5,539 124,361

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 2,180,000 $ 839,276
Phoenix Group Holdings plc ........... 579,346 4,093,151
Prudential plc ..................... 1,882,508 26,141,131
Sampo OYJ, Class A ................ 165,132 7,276,809
Tryg A/S ......................... 357,438 7,057,190
Willis Towers Watson plc .............. 28,136 5,945,981
Zurich Insurance Group AG ............ 41,318 19,977,193
114,276,062
Interactive Media & Services — 0.1%
Alphabet, Inc., Class C
(f)
.............. 19,376 2,579,139
Meta Platforms, Inc., Class A
(f)
.......... 8,822 2,810,689
Tencent Holdings Ltd. ................ 89,800 4,127,312
9,517,140
IT Services — 0.6%
Accenture plc, Class A ............... 70,386 22,266,611
Arabian Internet & Communications Services
Co. .......................... 11,311 1,099,559
Cognizant Technology Solutions Corp., Class A 250,282 16,526,121
HCL Technologies Ltd. ............... 67,166 912,919
Infosys Ltd., ADR ................... 405,258 6,751,598
NEXTDC Ltd.
(f)
.................... 1,069,061 9,175,233
Samsung SDS Co. Ltd. ............... 7,961 801,461
SUNeVision Holdings Ltd. ............. 13,614,000 7,075,706
Tata Consultancy Services Ltd. ......... 246,625 10,274,150
74,883,358
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc.
(f)
............... 71,174 2,274,721
Joinn Laboratories China Co. Ltd., Class A .. 57,300 225,393
Lonza Group AG (Registered) .......... 35,487 20,619,233
Syngene International Ltd.
(b)(c)
.......... 34,641 335,653
23,455,000
Machinery — 0.4%
Alfa Laval AB ..................... 71,883 2,690,834
Cummins India Ltd. ................. 44,522 1,066,570
Epiroc AB, Class A .................. 170,649 3,407,116
Komatsu Ltd. ..................... 573,600 16,069,089
Otis Worldwide Corp. ................ 188,632 17,157,967
Volvo AB, Class B .................. 216,499 4,775,671
45,167,247
Marine Transportation — 0.0%
COSCO SHIPPING Holdings Co. Ltd., Class H 1,114,500 1,179,601
MISC Bhd. ....................... 137,700 219,544
1,399,145
Media — 0.2%
Comcast Corp., Class A .............. 243,983 11,042,671
Fox Corp., Class A .................. 148,965 4,982,879
SES SA, ADR ..................... 447,336 2,898,065
18,923,615
Metals & Mining — 0.1%
Alrosa PJSC
(d)(f)
.................... 607,124 66
Barrick Gold Corp. .................. 239,762 4,145,485
Cia de Minas Buenaventura SAA, ADR .... 58,516 451,744
Gold Fields Ltd. .................... 198,743 3,082,342
Gold Fields Ltd., ADR ................ 76,183 1,178,551
Hochschild Mining plc ................ 107,064 106,088
Novolipetsk Steel PJSC
(d)(f)
............ 14 —
Tung Ho Steel Enterprise Corp. ......... 84,000 149,565
Zijin Mining Group Co. Ltd., Class H ...... 3,988,000 6,887,773
16,001,614
Security
Shares
Shares Value
Multi-Utilities — 0.8%
Ameren Corp. ..................... 106,874 $ 9,155,896
CenterPoint Energy, Inc. .............. 204,703 6,159,513
CMS Energy Corp. .................. 154,185 9,416,078
Dominion Energy, Inc. ................ 102,084 5,466,598
DTE Energy Co. ................... 91,975 10,512,742
Engie SA ........................ 317,695 5,211,890
National Grid plc ................... 1,256,033 16,648,505
NiSource, Inc. ..................... 446,940 12,442,810
Public Service Enterprise Group, Inc. ..... 42,235 2,665,873
Qatar Electricity & Water Co. QSC ....... 41,488 206,562
Sempra ......................... 145,145 21,629,508
99,515,975
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc. ...... 158,225 19,885,718
Boston Properties, Inc. ............... 162,730 10,842,700
SL Green Realty Corp. ............... 192,459 7,257,629
37,986,047
Oil, Gas & Consumable Fuels — 1.4%
Bharat Petroleum Corp. Ltd. ........... 88,574 406,785
BP plc .......................... 2,739,132 16,994,816
Cheniere Energy, Inc. ................ 60,889 9,855,494
China Petroleum & Chemical Corp., Class H 999,100 559,533
China Suntien Green Energy Corp. Ltd., Class
H ........................... 669,000 245,850
ConocoPhillips .................... 36,146 4,255,107
DT Midstream, Inc. .................. 103,124 5,519,196
Ecopetrol SA, ADR .................. 305,496 3,580,413
Enbridge, Inc. ..................... 290,287 10,672,365
Energy Transfer LP ................. 201,948 2,683,889
Enterprise Products Partners LP ......... 97,579 2,586,819
Equitrans Midstream Corp. ............ 36,435 377,831
Gibson Energy, Inc. ................. 25,294 411,832
Kinder Morgan, Inc. ................. 36,175 640,659
Koninklijke Vopak NV ................ 64,458 2,430,184
Kosmos Energy Ltd.
(f)
................ 962,203 6,831,641
LUKOIL PJSC
(d)
.................... 417,114 45
Magellan Midstream Partners LP ........ 35,927 2,380,882
MOL Hungarian Oil & Gas plc .......... 578,187 4,564,613
MPLX LP ........................ 76,448 2,714,669
Novatek PJSC
(d)
................... 690 —
NuStar Energy LP .................. 25,687 461,595
ONEOK, Inc. ...................... 6,389 428,319
Pembina Pipeline Corp. .............. 286,246 9,062,883
PetroChina Co. Ltd., Class H ........... 400,200 293,442
Petronas Dagangan Bhd. ............. 21,400 108,970
Petronet LNG Ltd. .................. 125,688 357,347
Plains All American Pipeline LP ......... 182,203 2,711,181
PTT Exploration & Production PCL, NVDR .. 296,200 1,383,182
Qatar Fuel QSC .................... 37,378 172,411
Qatar Gas Transport Co. Ltd. ........... 224,035 259,251
Saudi Arabian Oil Co.
(b)(c)
.............. 295,717 2,555,523
Shell plc ......................... 1,203,308 36,710,193
S-Oil Corp. ....................... 96,763 5,688,131
Targa Resources Corp. ............... 141,896 11,634,053
TC Energy Corp. ................... 117,943 4,227,322
Western Midstream Partners LP ......... 58,432 1,651,873
Williams Cos., Inc. (The) .............. 349,579 12,042,997
167,461,296
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ ................ 50,004 1,655,516
Passenger Airlines — 0.0%
InterGlobe Aviation Ltd.
(b)(c)(f)
............ 191,978 6,057,187

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
By-health Co. Ltd., Class A ............ 243,400 $ 720,846
Colgate-Palmolive India Ltd. ........... 22,362 549,484
Godrej Consumer Products Ltd.
(f)
........ 419,898 5,293,537
Haleon plc ....................... 695,967 3,004,089
Hengan International Group Co. Ltd. ...... 91,500 376,367
L'Oreal SA ....................... 5,580 2,595,310
Unilever plc, ADR .................. 106,953 5,746,585
18,286,218
Pharmaceuticals — 1.1%
Alkem Laboratories Ltd. .............. 2,115 102,351
AstraZeneca plc ................... 274,557 39,447,327
Bayer AG (Registered) ............... 152,082 8,894,279
China Medical System Holdings Ltd. ...... 214,000 360,366
Cipla Ltd. ........................ 124,521 1,780,931
CSPC Pharmaceutical Group Ltd. ........ 2,102,000 1,755,749
Dr Reddy's Laboratories Ltd., ADR ....... 10,465 718,736
Dr. Reddy's Laboratories Ltd. ........... 28,544 1,958,272
Eli Lilly & Co. ..................... 7,691 3,495,944
Euroapi SA
(f)
...................... 550 6,418
Lupin Ltd. ........................ 79,704 955,651
Luye Pharma Group Ltd.
(b)(c)(f)
........... 704,000 330,008
Novo Nordisk A/S, Class B ............ 150,830 24,321,676
Novo Nordisk A/S, ADR .............. 13,669 2,202,076
Roche Holding AG .................. 26,915 8,345,035
Sanofi .......................... 366,338 39,082,608
Sun Pharmaceutical Industries Ltd. ....... 80,231 1,115,996
Torrent Pharmaceuticals Ltd. ........... 18,453 449,902
Zydus Lifesciences Ltd. .............. 92,236 709,347
136,032,672
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. ......... 801,689 9,475,964
Experian plc ...................... 112,463 4,346,198
Genpact Ltd. ...................... 5,342 192,793
Leidos Holdings, Inc. ................ 152,309 14,245,461
NMG, Inc.
(f)
....................... 3,714 427,110
Paychex, Inc. ..................... 163,771 20,548,347
RELX plc ........................ 595,219 20,006,337
Robert Half, Inc. ................... 18,814 1,395,058
SS&C Technologies Holdings, Inc. ....... 200,970 11,706,502
82,343,770
Real Estate Management & Development — 0.3%
ADLER Group SA
(b)(c)(f)
............... 76,594 56,509
ADLER Group SA
(f)
................. 34,591 24,648
Barwa Real Estate Co. ............... 234,595 180,958
CK Asset Holdings Ltd. ............... 1,365,000 7,904,816
Corp. Inmobiliaria Vesta SAB de CV, ADR .. 108,404 3,931,813
Hang Lung Properties Ltd. ............. 3,533,000 5,513,418
Hulic Co. Ltd. ..................... 880,400 7,495,909
Mabanee Co. KPSC ................. 55,239 158,801
VGP NV ......................... 35,831 3,825,425
Vonovia SE ....................... 432,033 10,066,365
39,158,662
Residential REITs — 0.3%
Sun Communities, Inc. ............... 108,534 14,141,980
UDR, Inc. ........................ 435,437 17,800,665
31,942,645
Retail REITs — 0.2%
Link REIT ........................ 2,409,300 13,543,059
Spirit Realty Capital, Inc. .............. 319,499 12,885,395
26,428,454
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 0.8%
ASML Holding NV .................. 9,958 $ 7,132,605
Elan Microelectronics Corp. ............ 140,000 520,161
Intel Corp. ....................... 82,265 2,942,619
Materials Analysis Technology, Inc. ....... 26,295 228,321
MediaTek, Inc. ..................... 524,000 11,530,578
Novatek Microelectronics Corp. ......... 99,000 1,338,830
Radiant Opto-Electronics Corp. ......... 130,000 499,230
STMicroelectronics NV ............... 98,246 5,254,821
Taiwan Semiconductor Manufacturing Co. Ltd. 3,286,000 59,337,288
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR ......................... 42,833 4,246,892
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A .................... 265,600 2,298,336
95,329,681
Software — 0.5%
Microsoft Corp. .................... 130,138 43,715,957
Oracle Corp. ...................... 167,593 19,646,927
SAP SE ......................... 21,599 2,946,355
66,309,239
Specialized REITs — 0.8%
American Tower Corp. ............... 160,075 30,463,873
Crown Castle, Inc. .................. 89,319 9,672,355
Digital Realty Trust, Inc. .............. 61,055 7,608,674
EPR Properties .................... 252,722 11,281,510
Equinix, Inc. ...................... 8,429 6,826,816
SBA Communications Corp. ........... 47,334 10,363,779
VICI Properties, Inc. ................. 570,556 17,961,103
94,178,110
Specialty Retail — 0.2%
Abu Dhabi National Oil Co. for Distribution
PJSC ........................ 746,056 792,186
Home Product Center PCL, NVDR ....... 3,699,900 1,536,072
Industria de Diseno Textil SA ........... 274,412 10,503,893
Jarir Marketing Co. .................. 114,590 473,508
MR DIY Group M Bhd.
(b)(c)
............. 414,600 135,187
Truworths International Ltd. ............ 1,783,014 7,157,479
20,598,325
Technology Hardware, Storage & Peripherals — 0.4%
Advantech Co. Ltd. ................. 6,992 87,314
Apple, Inc. ....................... 148,781 29,228,027
Asustek Computer, Inc. ............... 162,000 1,881,516
Catcher Technology Co. Ltd. ........... 184,000 1,017,470
Compal Electronics, Inc. .............. 1,102,000 1,069,853
HP, Inc. ......................... 99,630 3,270,853
Lenovo Group Ltd. .................. 1,390,000 1,600,153
Samsung Electronics Co. Ltd. .......... 26,821 1,468,522
Samsung Electronics Co. Ltd., GDR
(b)(c)
.... 11,386 15,511,681
55,135,389
Textiles, Apparel & Luxury Goods — 0.2%
Kering SA ........................ 19,339 11,103,779
LVMH Moet Hennessy Louis Vuitton SE .... 14,138 13,130,921
Pou Chen Corp. .................... 450,000 447,785
Ralph Lauren Corp., Class A ........... 17,212 2,260,452
26,942,937
Tobacco — 0.3%
British American Tobacco plc ........... 350,190 11,776,232
KT&G Corp. ...................... 4,890 316,422
Philip Morris International, Inc. .......... 208,752 20,816,750
32,909,404

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors — 0.2%
Azelis Group NV ................... 86,799 $ 2,244,254
BOC Aviation Ltd.
(b)(c)
................ 784,200 6,573,293
Ferguson plc ...................... 78,267 12,586,941
MSC Industrial Direct Co., Inc., Class A .... 29,795 3,006,912
24,411,400
Transportation Infrastructure — 0.9%
Aena SME SA
(b)(c)
................... 101,806 16,257,624
Aeroports de Paris .................. 86,706 11,973,407
Atlas Arteria Ltd.
(h)
.................. 2,086,243 8,818,869
Auckland International Airport Ltd.
(f)
....... 1,203,582 6,283,003
Flughafen Zurich AG (Registered) ........ 52,925 11,204,081
Fraport AG Frankfurt Airport Services
Worldwide
(f)
.................... 122,441 6,469,160
Getlink SE ....................... 159,236 2,798,948
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 344,645 6,557,414
Japan Airport Terminal Co. Ltd. ......... 52,100 2,427,884
Malaysia Airports Holdings Bhd. ......... 146,700 224,495
Salik Co. PJSC .................... 2,985,069 2,552,098
Saudi Ground Services Co.
(f)
........... 25,259 212,849
Taiwan High Speed Rail Corp. .......... 141,000 135,416
Transurban Group
(h)
................. 3,006,071 29,023,759
Zhejiang Expressway Co. Ltd., Class H .... 272,000 218,470
105,157,477
Water Utilities — 0.0%
United Utilities Group plc .............. 325,267 4,171,078
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL, NVDR ....... 402,700 2,660,706
Etihad Etisalat Co. .................. 37,817 472,210
Far EasTone Telecommunications Co. Ltd. .. 369,000 833,152
KDDI Corp. ....................... 362,200 10,660,162
Maxis Bhd. ....................... 127,400 114,164
Mobile Telecommunications Co. KSCP .... 278,483 472,299
Mobile Telecommunications Co. Saudi Arabia 117,821 421,462
Mobile TeleSystems PJSC
(d)
........... 26,804 3
Rogers Communications, Inc., Class B .... 136,654 5,983,697
SK Telecom Co. Ltd. ................. 47,592 1,720,974
SK Telecom Co. Ltd., ADR ............. 34,122 684,828
Taiwan Mobile Co. Ltd. ............... 273,000 820,319
Tele2 AB, Class B .................. 721,009 5,425,273
Turkcell Iletisim Hizmetleri A/S, Class A
(f)
... 135,074 259,129
Turkcell Iletisim Hizmetleri A/S, ADR
(f)
..... 25,405 122,198
Vodafone Group plc ................. 7,790,586 7,410,884
38,061,460
Total Common Stocks — 25.1%
(Cost: $2,788,963,167) ........................... 3,068,064,535
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co. (The)
3.65%, 03/01/47 ................. USD 730 515,765
3.63%, 03/01/48 ................. 310 219,833
3.85%, 11/01/48 ................. 325 238,681
3.90%, 05/01/49 ................. 300 231,237
5.81%, 05/01/50 ................. 4,060 4,083,490
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 1,096 1,099,855
7.13%, 06/15/26 ................. 4,497 4,461,499
7.88%, 04/15/27 ................. 6,386 6,365,664
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.00%, 02/15/28 ................. USD 923 $ 867,795
7.50%, 02/01/29 ................. 2,581 2,557,064
7.45%, 05/01/34 ................. 946 1,085,062
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 3,252 2,959,921
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 169 155,903
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
.................... 4,102 4,145,481
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
2,497 2,295,323
General Dynamics Corp., 4.25%, 04/01/40 . 180 163,766
HEICO Corp., 5.35%, 08/01/33 ........ 1,035 1,030,628
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 262 259,428
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 355 344,052
4.40%, 06/15/28 ................. 2,227 2,154,170
2.90%, 12/15/29 ................. 366 318,388
1.80%, 01/15/31 ................. 915 726,519
5.40%, 07/31/33 ................. 2,120 2,134,648
4.85%, 04/27/35 ................. 200 190,244
5.05%, 04/27/45 ................. 120 112,683
5.60%, 07/31/53 ................. 650 662,954
Lockheed Martin Corp.
4.07%, 12/15/42 ................. 142 125,475
5.70%, 11/15/54 ................. 520 569,723
5.20%, 02/15/55 ................. 560 570,962
Northrop Grumman Corp., 5.25%, 05/01/50 . 775 782,151
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 4,847 4,776,551
RTX Corp.
2.25%, 07/01/30 ................. 400 334,310
4.50%, 06/01/42 ................. 947 856,398
4.15%, 05/15/45 ................. 385 319,821
3.03%, 03/15/52 ................. 1,600 1,089,622
5.38%, 02/27/53 ................. 1,255 1,260,704
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 372 371,833
9.38%, 11/30/29 ................. 3,844 4,114,802
TransDigm, Inc.
6.25%, 03/15/26
(b)
................ 15,706 15,621,439
6.38%, 06/15/26 ................. 722 714,615
7.50%, 03/15/27 ................. 2,071 2,070,173
6.75%, 08/15/28
(b)
................ 15,113 15,158,097
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 4,875 5,007,279
93,124,008
Air Freight & Logistics — 0.0%
FedEx Corp., 4.55%, 04/01/46 ......... 720 621,179
Automobile Components — 0.4%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(c)
EUR 217 234,119
Aptiv plc
3.25%, 03/01/32 ................. USD 775 663,441
3.10%, 12/01/51 ................. 638 400,637
4.15%, 05/01/52 ................. 200 152,987
Clarios Global LP
6.75%, 05/15/25
(b)
................ 4,551 4,561,458
4.38%, 05/15/26
(c)
................ EUR 1,071 1,142,238
6.25%, 05/15/26
(b)
................ USD 3,665 3,662,279
8.50%, 05/15/27
(b)
................ 13,777 13,949,033
6.75%, 05/15/28
(b)
................ 3,550 3,565,845
Dana Financing Luxembourg SARL
8.50%, 07/15/31
(c)
................ EUR 1,369 1,580,476
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 1,248 1,147,757
Dometic Group AB, 3.00%, 05/08/26
(c)
.... EUR 398 410,907
Forvia
(c)
7.25%, 06/15/26 ................. 1,271 1,465,586
2.75%, 02/15/27 ................. 2,133 2,169,341

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
3.75%, 06/15/28 ................. EUR 748 $ 766,912
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 912 840,961
5.63%, 04/30/33 ................. 2,063 1,847,514
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(c)
. EUR 664 542,002
Icahn Enterprises LP
6.25%, 05/15/26 ................. USD 2,808 2,632,330
5.25%, 05/15/27 ................. 3,253 2,867,522
4.38%, 02/01/29 ................. 2,106 1,708,161
IHO Verwaltungs GmbH
(c)(i)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 .................... EUR 160 166,632
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
................... 906 905,649
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
................... 1,164 1,340,610
ZF Europe Finance BV
(c)
2.00%, 02/23/26 ................. 2,100 2,137,866
2.50%, 10/23/27 ................. 500 494,088
ZF Finance GmbH
(c)
5.75%, 08/03/26 ................. 1,200 1,339,492
2.00%, 05/06/27 ................. 700 688,860
2.75%, 05/25/27 ................. 400 404,953
53,789,656
Automobiles — 0.2%
Ford Motor Co., 3.25%, 02/12/32 ....... USD 1,548 1,223,901
General Motors Co.
4.00%, 04/01/25 ................. 600 584,845
6.13%, 10/01/25 ................. 2,110 2,132,947
5.00%, 10/01/28 ................. 200 195,882
5.60%, 10/15/32 ................. 895 876,515
6.25%, 10/02/43 ................. 345 338,984
5.40%, 04/01/48 ................. 222 193,302
5.95%, 04/01/49 ................. 57 53,374
Hyundai Capital America
(b)
0.88%, 06/14/24 ................. 2,455 2,352,208
1.00%, 09/17/24 ................. 3,029 2,863,408
2.65%, 02/10/25 ................. 2,653 2,528,461
Mercedes-Benz Finance North America LLC,
5.50%, 11/27/24
(b)
............... 1,560 1,558,906
Nissan Motor Acceptance Co. LLC, 1.85%,
09/16/26
(b)
.................... 1,325 1,154,234
Nissan Motor Co. Ltd., 4.35%, 09/17/27
(b)
.. 1,915 1,782,157
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)(c)
......... EUR 5,800 5,963,864
Renault SA
(c)
1.25%, 06/24/25 ................. 100 103,417
2.38%, 05/25/26 ................. 500 518,697
Volkswagen Group of America Finance LLC
(b)
4.63%, 11/13/25 ................. USD 204 200,867
1.25%, 11/24/25 ................. 505 458,831
ZF Finance GmbH, 2.25%, 05/03/28
(c)
.... EUR 400 382,626
25,467,426
Banks — 3.8%
ABN AMRO Bank NV, (5-Year EUR Swap
Annual + 4.67%), 4.38%
(a)(c)(j)
........ 3,000 3,040,821
Banco Bilbao Vizcaya Argentaria SA
(a)(c)(j)
(5-Year EUR Swap Annual + 5.66%), 5.88% 200 219,997
(5-Year EUR Swap Annual + 6.04%), 6.00% 8,200 8,870,744
Banco BPM SpA
(a)(c)
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28 .................... 1,825 2,021,753
(5-Year EUR Swap Annual + 5.42%),
5.00%, 09/14/30 ............... 352 380,578
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ............... EUR 4,509 $ 4,378,732
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ............... 2,784 2,694,048
Banco Bradesco SA, 3.20%, 01/27/25
(c)
... USD 1,408 1,343,760
Banco de Sabadell SA
(a)(c)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(j)
..................... EUR 1,600 1,547,568
(1-Year EUR Swap Annual + 2.40%),
5.25%, 02/07/29 ............... 700 769,773
(5-Year EUR Swap Annual + 2.20%),
2.00%, 01/17/30 ............... 1,100 1,117,672
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ............... 5,500 5,381,448
Banco do Brasil SA
4.75%, 03/20/24
(c)
................ USD 2,014 1,987,818
6.25%, 04/18/30
(b)
................ 1,563 1,556,553
Banco Espirito Santo SA
(c)(f)(k)
2.63%, 05/08/17 ................. EUR 800 175,920
4.75%, 01/15/18 ................. 1,500 329,850
4.00%, 01/21/24 ................. 5,400 1,187,460
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(j)
........ USD 1,725 1,479,188
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
2,048 1,626,849
Banco Santander SA
(5-Year EUR Swap Annual + 5.00%),
5.25%
(a)(c)(j)
................... EUR 1,600 1,727,781
(5-Year EUR Swap Annual + 4.53%),
4.38%
(a)(c)(j)
................... 5,000 4,712,457
6.92%, 08/08/33 ................. USD 1,600 1,600,000
Bank Leumi Le-Israel BM
(a)(b)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.63%), 3.28%,
01/29/31 .................... 2,232 1,991,524
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.47%), 7.13%,
07/18/33
(c)
................... 1,563 1,536,085
Bank of America Corp.
(3-mo. LIBOR USD + 1.37%), 3.59%,
07/21/28
(a)
................... 2,250 2,095,338
(1-day SOFR + 2.04%), 4.95%, 07/22/28
(a)
581 571,478
(1-day SOFR + 1.99%), 6.20%, 11/10/28
(a)
3,255 3,344,658
(3-mo. LIBOR USD + 1.04%), 3.42%,
12/20/28
(a)
................... 4,860 4,474,506
(3-mo. LIBOR USD + 1.21%), 3.97%,
02/07/30
(a)
................... 1,387 1,290,164
(3-mo. LIBOR USD + 1.18%), 3.19%,
07/23/30
(a)
................... 400 354,283
(1-day SOFR + 1.37%), 1.92%, 10/24/31
(a)
265 209,937
Series N, (1-day SOFR + 1.22%), 2.65%,
03/11/32
(a)
................... 1,090 902,584
(1-day SOFR + 1.32%), 2.69%, 04/22/32
(a)
1,625 1,345,964
(1-day SOFR + 1.33%), 2.97%, 02/04/33
(a)
3,387 2,829,407
(1-day SOFR + 1.83%), 4.57%, 04/27/33
(a)
820 770,882
Series L, 4.75%, 04/21/45 .......... 420 386,551
(3-mo. LIBOR USD + 1.99%), 4.44%,
01/20/48
(a)
................... 235 209,418
(3-mo. LIBOR USD + 3.15%), 4.08%,
03/20/51
(a)
................... 800 666,864
(1-day SOFR + 1.88%), 2.83%, 10/24/51
(a)
633 419,333
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a)(c)
... EUR 525 507,969
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(c)(j)
.................... 2,339 2,546,013

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EUR Swap Annual + 6.43%),
6.00%
(c)(j)
.................... EUR 2,700 $ 2,857,029
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25%,
09/16/26
(b)
................... USD 1,355 1,349,790
(5-Year EUR Swap Annual + 2.80%),
2.38%, 10/14/29
(c)
.............. EUR 712 752,075
Bank of Montreal, (5-Year USD Swap Semi +
1.43%), 3.80%, 12/15/32
(a)
.......... USD 300 266,008
Bankinter SA
(5-Year EUR Swap Annual + 4.71%),
7.38%
(a)(c)(j)
................... EUR 2,600 2,751,499
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a)(j)
.................... USD 6,534 6,433,899
3.65%, 03/16/25 ................. 735 709,132
(3-mo. LIBOR USD + 1.61%), 3.93%,
05/07/25
(a)
................... 455 446,852
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(a)(j)
. GBP 3,252 3,930,693
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(j)
.................... USD 22,075 20,165,825
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(j)
GBP 4,026 4,656,962
5.20%, 05/12/26 ................. USD 2,100 2,045,098
(1-day SOFR + 2.21%), 5.83%, 05/09/27
(a)
2,035 2,023,573
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(j)
GBP 2,400 2,909,295
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(j)
.................... USD 4,905 3,567,121
4.84%, 05/09/28 ................. 640 596,478
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(j)
.................... 11,470 10,667,100
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,204,534
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75%,
08/09/33
(a)
................... 505 494,459
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a)(c)
......... 1,318 1,141,203
BNP Paribas SA
(a)
(6-mo. LIBOR USD + 0.08%), 5.28%
(j)
.. 450 416,250
(3-mo. LIBOR USD + 2.24%), 4.71%,
01/10/25
(b)
................... 3,635 3,613,216
(5-Year USD Swap Semi + 5.15%), 7.38%
(b)
(j)
.......................... 1,000 987,600
(5-Year USD Swap Semi + 3.98%), 7.00%
(b)
(j)
.......................... 4,429 4,169,904
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(b)(j)
.................... 5,600 5,574,240
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c)(j)
.................... EUR 5,800 6,250,221
(5-Year EUR Swap Annual + 4.63%),
7.38%
(c)(j)
.................... 600 657,428
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(b)(j)
.................... USD 10,475 8,010,532
CaixaBank SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.22%), 6.38% EUR 2,800 3,080,176
(5-Year EUR Swap Annual + 6.50%), 6.75% 7,800 8,459,294
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EUR Swap Annual + 4.50%), 5.25% EUR 1,800 $ 1,724,904
(5-Year EUR Swap Annual + 6.35%), 5.88% 800 808,740
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.16%), 3.35%,
04/24/25 .................... USD 1,025 1,004,821
(1-day SOFR + 1.89%), 4.66%, 05/24/28 1,235 1,204,743
(3-mo. CME Term SOFR + 1.60%), 3.98%,
03/20/30 .................... 188 174,306
(1-day SOFR + 1.42%), 2.98%, 11/05/30 425 368,323
(1-day SOFR + 1.15%), 2.67%, 01/29/31 1,775 1,501,551
(1-day SOFR + 2.11%), 2.57%, 06/03/31 405 337,988
(1-day SOFR + 1.17%), 2.56%, 05/01/32 665 543,044
(1-day SOFR + 1.94%), 3.79%, 03/17/33 595 525,781
(1-day SOFR + 2.66%), 6.17%, 05/25/34 3,330 3,382,681
(1-day SOFR + 1.38%), 2.90%, 11/03/42 145 102,716
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(j)
..................... EUR 12,600 12,814,617
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 .................... GBP 600 765,752
Cooperatieve Rabobank UA, (5-Year EUR
Swap Annual + 4.10%), 4.63%
(a)(c)(j)
.... EUR 2,200 2,237,250
Credit Agricole SA
(a)(j)
(5-Year USD Swap Semi + 4.90%), 7.88%
(b)
USD 3,600 3,582,432
(5-Year EUR Swap Annual + 4.44%),
7.25%
(c)
..................... EUR 1,000 1,107,634
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.24%),
4.75%
(b)
..................... USD 22,818 18,628,615
Discover Bank, (5-Year USD Swap Semi +
1.73%), 4.68%, 08/09/28
(a)
.......... 1,050 955,185
Erste Group Bank AG, (5-Year EUR Swap
Annual + 6.20%), 6.50%
(a)(c)(j)
........ EUR 2,200 2,379,593
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
............... USD 610 621,098
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 2,091 1,687,709
HSBC Bank Capital Funding Sterling 1 LP,
(Sterling Overnight Index Average + 2.04%),
5.84%
(a)(c)(j)
................... GBP 879 1,129,757
HSBC Holdings plc
(5-Year USD Swap Rate + 4.37%), 6.38%
(a)
(j)
.......................... USD 6,919 6,679,770
4.25%, 08/18/25 ................. 500 483,202
(BPSWS5 + 4.28%), 5.88%
(a)(j)
....... GBP 600 694,934
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.00%
(a)(j)
.................... USD 2,521 2,536,294
(1-day SOFR + 3.35%), 7.39%, 11/03/28
(a)
830 876,642
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(a)(j)
.................... 9,830 7,843,815
(1-day SOFR + 1.19%), 2.80%, 05/24/32
(a)
1,495 1,213,960
(1-day SOFR + 4.25%), 8.11%, 11/03/33
(a)
1,685 1,868,103
(1-day SOFR + 2.39%), 6.25%, 03/09/34
(a)
1,985 2,045,784
(1-day SOFR + 2.65%), 6.33%, 03/09/44
(a)
355 371,223
ING Groep NV
3.55%, 04/09/24 ................. 200 196,861
(5-Year USD Swap Rate + 4.20%), 6.75%
(a)
(c)(j)
........................ 5,877 5,671,305
(5-Year USD Swap Semi + 4.45%), 6.50%
(a)
(j)
.......................... 2,010 1,894,451
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.34%),
5.75%
(a)(j)
.................... 679 609,572

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.86%),
3.88%
(a)(j)
.................... USD 17,590 $ 13,263,495
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual + 6.07%),
5.88%
(a)(c)(j)
................... EUR 400 420,839
5.71%, 01/15/26
(b)
................ USD 1,289 1,244,429
(5-Year EUR Swap Annual + 7.19%),
7.75%
(a)(c)(j)
................... EUR 6,127 6,669,930
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a)(c)(j)
................... 2,020 1,921,956
5.15%, 06/10/30
(c)
................ GBP 1,447 1,547,704
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(b)
.................. USD 2,695 2,075,424
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(b)
.................. 940 628,423
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
1,612 1,543,812
JPMorgan Chase & Co.
(1-day SOFR + 1.16%), 2.30%, 10/15/25
(a)
350 335,144
(1-day SOFR + 0.77%), 1.47%, 09/22/27
(a)
222 196,534
(1-day SOFR + 1.56%), 4.32%, 04/26/28
(a)
2,200 2,131,387
(1-day SOFR + 1.89%), 2.18%, 06/01/28
(a)
4,340 3,862,823
(1-day SOFR + 1.45%), 5.30%, 07/24/29
(a)
4,180 4,189,678
(1-day SOFR + 1.26%), 2.96%, 01/25/33
(a)
1,754 1,480,058
(1-day SOFR + 2.58%), 5.72%, 09/14/33
(a)
1,485 1,507,858
(3-mo. LIBOR USD + 1.36%), 3.88%,
07/24/38
(a)
................... 1,685 1,454,979
(1-day SOFR + 2.46%), 3.11%, 04/22/41
(a)
140 106,351
5.60%, 07/15/41 ................. 175 182,409
(1-day SOFR + 1.46%), 3.16%, 04/22/42
(a)
1,215 920,048
5.63%, 08/16/43 ................. 15 15,444
4.95%, 06/01/45 ................. 765 714,908
Series W, (3-mo. LIBOR USD + 1.00%),
6.32%, 05/15/47
(a)
.............. 19,006 15,948,565
KBC Group NV, (5-Year EUR Swap Annual +
4.69%), 4.75%
(a)(c)(j)
.............. EUR 3,800 4,093,234
Lloyds Banking Group plc
4.50%, 11/04/24 ................. USD 800 783,916
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(a)(c)(j)
............. EUR 5,951 6,122,860
(5-Year USD Swap Semi + 4.50%), 7.50%
(a)
(j)
.......................... USD 3,975 3,757,369
4.58%, 12/10/25 ................. 2,250 2,169,087
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.82%),
6.75%
(a)(j)
.................... 7,290 6,782,137
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(a)(j)
. GBP 1,809 2,237,520
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.91%),
8.00%
(a)(j)
.................... USD 7,286 6,819,696
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25 ................. 1,595 1,470,316
3.74%, 03/07/29 ................. 420 390,025
3.20%, 07/18/29 ................. 365 323,393
2.05%, 07/17/30 ................. 760 615,233
NatWest Group plc
(a)
(5-Year USD Swap Semi + 5.72%), 8.00%
(j)
1,200 1,186,740
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13%
(j)
.. GBP 750 815,306
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.81%,
09/13/29 .................... USD 4,125 4,107,487
Security
Par (000)
Par (000) Value
Banks (continued)
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.11%), 6.63%
(a)(c)(j)
.............. USD 1,100 $ 1,063,557
Santander UK Group Holdings plc, (BPSWS5 +
5.79%), 6.75%
(a)(c)(j)
.............. GBP 8,783 10,801,635
Skandinaviska Enskilda Banken AB, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 6.88%
(a)(c)(j)
........ USD 600 573,000
Societe Generale SA
(5-Year USD Swap Semi + 4.30%), 7.38%
(a)
(b)(j)
........................ 894 882,946
(5-Year USD Swap Semi + 4.98%), 7.88%
(a)
(b)(j)
........................ 300 296,400
(5-Year USD Swap Semi + 4.98%), 7.88%
(a)
(c)(j)
........................ 6,526 6,447,699
(5-Year USD Swap Rate + 5.87%), 8.00%
(a)
(c)(j)
........................ 1,893 1,854,194
4.00%, 01/12/27
(b)
................ 360 337,032
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.39%),
9.38%
(a)(b)(j)
................... 2,270 2,309,384
(5-Year EUR Swap Annual + 5.23%),
7.88%
(a)(c)(j)
................... EUR 3,300 3,578,460
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.51%),
5.38%
(a)(b)(j)
................... USD 12,900 10,289,040
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a)(b)(j)
.............. 11,150 8,707,035
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26 ................. 1,975 1,972,209
5.52%, 01/13/28 ................. 930 936,072
1.90%, 09/17/28 ................. 580 487,543
3.04%, 07/16/29 ................. 130 113,985
2.75%, 01/15/30 ................. 385 331,102
5.78%, 07/13/33 ................. 1,742 1,786,181
Toronto-Dominion Bank (The)
0.70%, 09/10/24 ................. 455 430,720
5.53%, 07/17/26 ................. 1,499 1,505,770
5.16%, 01/10/28 ................. 83 82,658
(5-Year USD Swap Semi + 2.21%), 3.63%,
09/15/31
(a)
................... 100 93,156
UniCredit SpA
(a)
(5-Year EUR Swap Annual + 4.93%),
5.38%
(c)(j)
.................... EUR 1,000 1,024,664
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(c)(j)
.............. 4,968 5,486,317
(5-Year EUR Swap Annual + 2.40%),
2.00%, 09/23/29
(c)
.............. 909 952,751
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32
(c)
.............. 973 945,159
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34
(b)
................... USD 1,779 1,726,360
Wells Fargo & Co.
(1-day SOFR + 1.32%), 3.91%, 04/25/26
(a)
2,535 2,453,456
(1-day SOFR + 1.51%), 3.53%, 03/24/28
(a)
1,655 1,547,115
(3-mo. LIBOR USD + 1.31%), 3.58%,
05/22/28
(a)
................... 715 667,672
(1-day SOFR + 1.98%), 4.81%, 07/25/28
(a)
1,515 1,477,335
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(a)(j)
.................... 3,155 3,243,782
(1-day SOFR + 1.74%), 5.57%, 07/25/29
(a)
3,709 3,728,658
(1-day SOFR + 2.10%), 4.90%, 07/25/33
(a)
2,704 2,591,845
(1-day SOFR + 2.02%), 5.39%, 04/24/34
(a)
1,999 1,983,278
(1-day SOFR + 1.99%), 5.56%, 07/25/34
(a)
2,120 2,128,362

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.61%, 01/15/44 ................. USD 950 $ 916,839
4.65%, 11/04/44 ................. 210 178,557
4.75%, 12/07/46 ................. 545 466,820
(1-day SOFR + 4.50%), 5.01%, 04/04/51
(a)
655 611,011
Westpac Banking Corp.
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35
(a)
................... 460 354,520
4.42%, 07/24/39 ................. 200 165,210
3.13%, 11/18/41 ................. 590 394,350
Woori Bank, 4.88%, 01/26/28
(b)
........ 265 262,112
467,588,838
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 145 140,584
4.90%, 02/01/46 ................. 5,586 5,294,119
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 770 766,742
4.60%, 04/15/48 ................. 460 420,496
5.80%, 01/23/59 ................. 31 33,207
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 595 460,450
Keurig Dr Pepper, Inc., 4.50%, 04/15/52 ... 344 301,175
7,416,773
Biotechnology — 0.1%
AbbVie, Inc.
3.85%, 06/15/24 ................. 670 659,780
4.55%, 03/15/35 ................. 150 142,845
4.30%, 05/14/36 ................. 1,415 1,301,007
4.40%, 11/06/42 ................. 1,205 1,069,784
4.45%, 05/14/46 ................. 880 776,366
4.88%, 11/14/48 ................. 840 788,062
4.25%, 11/21/49 ................. 699 599,659
Amgen, Inc.
5.15%, 03/02/28 ................. 139 139,092
2.00%, 01/15/32 ................. 825 653,568
5.25%, 03/02/33 ................. 1,801 1,797,451
4.56%, 06/15/48 ................. 162 141,499
3.00%, 01/15/52 ................. 995 658,992
4.20%, 02/22/52 ................. 1,020 834,378
4.88%, 03/01/53 ................. 803 730,682
5.65%, 03/02/53 ................. 520 521,569
2.77%, 09/01/53 ................. 174 106,907
4.40%, 02/22/62 ................. 428 349,784
5.75%, 03/02/63 ................. 260 261,352
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ................. EUR 366 365,274
6.25%, 04/01/28 ................. GBP 1,005 1,125,321
Gilead Sciences, Inc.
4.50%, 02/01/45 ................. USD 686 619,432
4.75%, 03/01/46 ................. 536 502,313
4.15%, 03/01/47 ................. 100 85,782
2.80%, 10/01/50 ................. 1,872 1,248,947
Grifols SA
(c)
1.63%, 02/15/25 ................. EUR 215 227,646
3.20%, 05/01/25 ................. 701 745,746
3.88%, 10/15/28 ................. 799 756,006
17,209,244
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 USD 1,125 712,226
Amazon.com, Inc.
3.30%, 04/13/27 ................. 35 33,365
3.15%, 08/22/27 ................. 549 517,948
3.88%, 08/22/37 ................. 1,075 974,371
4.05%, 08/22/47 ................. 405 358,536
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
3.95%, 04/13/52 ................. USD 850 $ 728,699
2.70%, 06/03/60 ................. 295 186,487
3.25%, 05/12/61 ................. 895 637,944
4.10%, 04/13/62 ................. 325 277,053
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 1,675 1,406,657
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 1,346 1,285,430
LCM Investments Holdings II LLC, 8.25%,
08/01/31
(b)
.................... 1,301 1,321,621
Marks & Spencer plc, 3.75%, 05/19/26
(c)
... GBP 150 176,735
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. USD 723 666,946
5.63%, 02/15/29 ................. 1,357 1,289,399
3.63%, 10/01/31 ................. 421 346,567
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 867 810,314
11,730,298
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 2,862 2,733,361
6.38%, 06/15/30 ................. 827 818,649
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 1,719 1,676,515
HT Troplast GmbH, 9.38%, 07/15/28
(c)
.... EUR 1,362 1,495,243
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. USD 902 913,433
4.63%, 12/15/25 ................. 968 945,140
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 402 382,905
3.50%, 02/15/30 ................. 654 550,847
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 1,044 970,920
9.75%, 07/15/28 ................. 773 760,767
PCF GmbH, 4.75%, 04/15/26
(c)
........ EUR 589 498,656
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... USD 4,347 4,143,607
Standard Industries, Inc.
(b)
4.75%, 01/15/28 ................. 1,012 942,857
4.38%, 07/15/30 ................. 1,735 1,506,128
3.38%, 01/15/31 ................. 1,011 816,438
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 146 137,738
19,293,204
Capital Markets — 1.3%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 1,482 1,528,089
Ares Capital Corp., 7.00%, 01/15/27 ..... 1,080 1,083,628
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 602 604,712
3.25%, 03/15/27 ................. 408 355,216
Blue Owl Capital Corp.
3.75%, 07/22/25 ................. 747 697,396
3.40%, 07/15/26 ................. 1,401 1,264,318
Blue Owl Credit Income Corp.
5.50%, 03/21/25 ................. 1,605 1,553,916
7.75%, 09/16/27
(b)
................ 1,780 1,775,831
Castor SpA, (3-mo. EURIBOR at 5.25% Floor +
5.25%), 8.78%, 02/15/29
(a)(c)
......... EUR 747 778,371
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 1,887 1,717,936
Credit Suisse AG, 7.50%, 02/15/28 ...... 2,648 2,806,187
Credit Suisse Group AG
(a)(j)
(5-Year USD Swap Semi + 4.60%), 7.50%
(b)
3,911 —
(5-Year USD Swap Semi + 3.46%), 6.25%
(c)
(d) (f)(k)
....................... 1,173 —

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year USD Swap Semi + 3.46%), 6.25%
(b)
(d) (f)(k)
....................... USD 9,607 $ 1
Deutsche Bank AG
(a)
(1-day SOFR + 2.16%), 2.22%, 09/18/24 3,440 3,416,246
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(j)
............... 23,000 19,140,429
(1-day SOFR + 2.58%), 3.96%, 11/26/25 600 577,767
(1-day SOFR + 3.19%), 6.12%, 07/14/26 840 836,093
(1-day SOFR + 1.87%), 2.13%, 11/24/26 595 539,121
(5-Year EUR Swap Annual + 4.55%),
4.50%
(c)(j)
.................... EUR 1,600 1,335,760
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(c)(j)
.............. 5,400 6,052,662
(5-Year EUR Swap Annual + 5.69%),
6.75%
(c)(j)
.................... 1,000 931,879
(1-day SOFR + 3.18%), 6.72%, 01/18/29 USD 1,010 1,028,449
(1-day SOFR + 5.44%), 5.88%, 07/08/31 574 522,821
(1-day SOFR + 3.65%), 7.08%, 02/10/34 1,135 1,093,286
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 223,229
Goldman Sachs Group, Inc. (The)
5.70%, 11/01/24 ................. 1,900 1,897,669
(3-mo. LIBOR USD + 1.20%), 3.27%,
09/29/25
(a)
................... 930 901,981
(1-day SOFR + 0.79%), 1.09%, 12/09/26
(a)
2,080 1,869,601
(1-day SOFR + 0.80%), 1.43%, 03/09/27
(a)
700 627,680
(3-mo. LIBOR USD + 1.30%), 4.22%,
05/01/29
(a)
................... 695 659,083
(1-day SOFR + 1.09%), 1.99%, 01/27/32
(a)
170 133,901
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
1,470 1,205,765
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
1,428 1,141,044
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
1,120 909,511
6.75%, 10/01/37 ................. 450 487,658
5.15%, 05/22/45 ................. 195 183,338
Intercontinental Exchange, Inc., 5.20%,
06/15/62 ..................... 480 469,476
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
... 820 830,167
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
. 1,533 1,475,513
Morgan Stanley
(a)
(1-day SOFR + 1.16%), 3.62%, 04/17/25 990 973,484
(1-day SOFR + 0.53%), 0.79%, 05/30/25 840 802,319
(1-day SOFR + 1.99%), 2.19%, 04/28/26 725 682,131
(1-day SOFR + 0.88%), 1.59%, 05/04/27 1,075 964,452
(1-day SOFR + 1.61%), 4.21%, 04/20/28 6,400 6,148,578
(3-mo. LIBOR USD + 1.34%), 3.59%,
07/22/28 .................... 1,430 1,331,439
(1-day SOFR + 1.73%), 5.12%, 02/01/29 1,250 1,237,267
(1-day SOFR + 1.63%), 5.45%, 07/20/29 745 746,570
(3-mo. LIBOR USD + 1.63%), 4.43%,
01/23/30 .................... 1,042 994,602
(1-day SOFR + 1.14%), 2.70%, 01/22/31 1,530 1,305,492
(1-day SOFR + 3.12%), 3.62%, 04/01/31 285 256,145
(1-day SOFR + 1.29%), 2.94%, 01/21/33 1,330 1,106,900
(1-day SOFR + 1.88%), 5.42%, 07/21/34 875 874,312
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95%,
01/19/38 .................... 800 795,827
(1-day SOFR + 1.49%), 3.22%, 04/22/42 180 136,009
(1-day SOFR + 1.43%), 2.80%, 01/25/52 160 104,902
Nasdaq, Inc., 5.55%, 02/15/34 ......... 810 817,280
Northern Trust Corp.
3.95%, 10/30/25 ................. 100 96,894
6.13%, 11/02/32 ................. 1,285 1,339,241
S&P Global, Inc., 3.25%, 12/01/49 ...... 406 302,128
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Sherwood Financing plc, 6.00%, 11/15/26
(c)
. GBP 236 $ 252,661
State Street Corp., (3-mo. LIBOR USD +
1.00%), 6.55%, 06/15/47
(a)
.......... USD 38,980 32,170,969
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 2,651 2,599,624
UBS Group AG
(a)
(5-Year USD Swap Semi + 4.34%), 7.00%
(b)
(j)
.......................... 13,976 13,680,408
(5-Year USD Swap Semi + 4.87%), 7.00%
(c)
(j)
.......................... 7,257 6,982,830
(1-day SOFR + 2.04%), 2.19%, 06/05/26
(b)
2,621 2,430,798
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.86%),
5.13%
(c)(j)
.................... 2,050 1,835,316
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36%,
01/30/27
(b)
................... 730 647,955
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(b)(j)
.................... 2,135 1,774,719
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75%, 03/01/29
(c)
........ EUR 1,891 2,316,972
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(b)(j)
.................... USD 6,088 4,541,952
(1-day SOFR + 5.02%), 9.02%, 11/15/33
(b)
5,290 6,434,715
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 5.96%,
01/12/34
(b)
................... 1,850 1,876,124
161,216,745
Chemicals — 0.6%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 365 294,668
Ashland, Inc., 3.38%, 09/01/31
(b)
........ 230 186,500
Avient Corp., 7.13%, 08/01/30
(b)
........ 935 942,536
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(c)
............... EUR 220 237,359
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 1,477 1,408,607
3.38%, 02/15/29 ................. 1,484 1,270,057
Braskem Netherlands Finance BV, 7.25%,
02/13/33
(b)
.................... 872 855,563
Celanese US Holdings LLC, 5.90%, 07/05/24 1,700 1,696,970
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 1,136 1,042,294
4.63%, 11/15/29 ................. 464 391,648
DuPont de Nemours, Inc., 5.32%, 11/15/38 . 636 630,452
Eastman Chemical Co.
5.75%, 03/08/33 ................. 1,760 1,756,508
4.80%, 09/01/42 ................. 220 190,020
4.65%, 10/15/44 ................. 200 167,305
Ecolab, Inc., 2.70%, 12/15/51 ......... 762 497,929
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 8,522 7,531,450
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 1,645 1,681,166
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 1,121 1,107,039
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 3,371 2,564,895
Herens Midco SARL, 5.25%, 05/15/29
(c)
... EUR 1,308 758,191
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,801 2,560,086
INEOS Finance plc, 6.63%, 05/15/28
(c)
.... EUR 1,082 1,161,405
INEOS Quattro Finance 2 plc
(c)
2.50%, 01/15/26 ................. 1,875 1,828,136
2.50%, 01/15/26 ................. 255 248,626
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 528 455,723
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
1,868 1,307,600
Kronos International, Inc., 3.75%, 09/15/25
(c)
EUR 1,827 1,835,677

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 1,016 $ 848,330
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... 800 728,423
MEGlobal BV
(b)
4.25%, 11/03/26 ................. 816 780,647
2.63%, 04/28/28 ................. 803 701,862
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,195,011
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
EUR 678 730,069
Nobian Finance BV, 3.63%, 07/15/26
(c)
.... 680 641,118
Nutrien Ltd.
5.90%, 11/07/24 ................. USD 2,150 2,154,458
4.90%, 03/27/28 ................. 1,139 1,121,755
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
................ EUR 1,970 2,089,602
9.75%, 11/15/28
(b)
................ USD 3,164 3,061,170
Sasol Financing USA LLC
6.50%, 09/27/28 ................. 435 400,004
8.75%, 05/03/29
(b)
................ 2,671 2,664,323
5.50%, 03/18/31 ................. 3,305 2,726,658
SCIL IV LLC
5.38%, 11/01/26
(b)
................ 1,825 1,677,463
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
7.62%, 11/01/26
(a)(c)
............. EUR 584 635,687
9.50%, 07/15/28
(c)
................ 1,013 1,133,686
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. USD 920 747,249
4.38%, 02/01/32 ................. 204 165,242
Sherwin-Williams Co. (The)
3.13%, 06/01/24 ................. 3,500 3,431,117
2.95%, 08/15/29 ................. 584 519,868
4.50%, 06/01/47 ................. 195 170,433
3.30%, 05/15/50 ................. 15 10,552
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 3,650 2,893,464
Synthomer plc, 3.88%, 07/01/25
(c)
....... EUR 1,863 1,839,124
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. USD 729 687,175
5.63%, 08/15/29 ................. 7,253 6,120,734
7.38%, 03/01/31 ................. 1,368 1,362,358
75,845,992
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
985 845,869
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 3,873 3,698,388
9.75%, 07/15/27
(b)
................ 5,391 4,944,026
3.63%, 06/01/28
(c)
................ EUR 808 709,384
4.63%, 06/01/28
(b)
................ USD 9,475 8,045,728
4.88%, 06/01/28
(c)
................ GBP 410 405,153
6.00%, 06/01/29
(b)
................ USD 6,106 4,657,808
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 1,008 873,768
4.75%, 10/15/29 ................. 1,044 929,724
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 569 554,775
5.75%, 07/15/29 ................. 2,047 1,777,033
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 1,401 1,380,097
6.38%, 05/01/25 ................. 1,588 1,588,024
5.00%, 02/01/28 ................. 2,392 2,248,488
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 100,986
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 1,539 1,476,209
6.38%, 02/01/31 ................. 807 810,859
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 1,506 1,329,969
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.00%, 09/01/30 ................. USD 398 $ 344,270
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 1,158 1,069,609
9.50%, 11/01/27 ................. 396 387,627
7.75%, 02/15/28 ................. 2,841 2,826,056
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 638 618,732
3.75%, 08/01/25 ................. 2,171 2,075,304
5.13%, 12/15/26 ................. 301 292,727
4.00%, 08/01/28 ................. 1,744 1,560,779
3.50%, 09/01/28 ................. 1,168 1,039,412
4.75%, 06/15/29 ................. 1,486 1,355,474
4.38%, 08/15/29 ................. 1,396 1,244,765
Intrum AB
(c)
3.13%, 07/15/24 ................. EUR 813 862,946
4.88%, 08/15/25 ................. 1,155 1,123,882
9.25%, 03/15/28 ................. 158 150,920
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,317,022
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 3,052 2,559,975
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 2,242 2,062,314
Paprec Holding SA
(c)
4.00%, 03/31/25 ................. EUR 619 668,768
3.50%, 07/01/28 ................. 513 510,471
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 501 495,987
5.75%, 04/15/26 ................. 2,736 2,682,411
6.25%, 01/15/28 ................. 2,245 2,113,512
Q-Park Holding I BV
(c)
1.50%, 03/01/25 ................. EUR 1,183 1,251,859
(3-mo. EURIBOR at 2.00% Floor + 2.00%),
5.47%, 03/01/26
(a)
.............. 360 382,825
Republic Services, Inc.
0.88%, 11/15/25 ................. USD 519 469,548
4.88%, 04/01/29 ................. 730 727,274
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... EUR 1,823 1,972,311
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
............... 870 919,531
Verisure Holding AB
(c)
3.25%, 02/15/27 ................. 512 508,818
9.25%, 10/15/27 ................. 1,165 1,371,991
7.13%, 02/01/28 ................. 1,173 1,313,707
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 6,218 5,891,555
78,548,670
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 1,337 1,212,433
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 2,658 2,438,753
8.25%, 03/01/27 ................. 1,389 1,051,507
4.75%, 09/01/29 ................. 1,323 1,019,222
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 685 665,504
2.75%, 05/24/31 ................. 725 593,739
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 4,482 4,201,875
5.63%, 04/15/27 ................. 996 897,266
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 823 706,250
12,786,549
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 926 909,175
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,406,732

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Azzurra Aeroporti SpA
(c)
2.13%, 05/30/24 ................. EUR 3,100 $ 3,313,157
2.63%, 05/30/27 ................. 287 283,729
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
.................... USD 6,113 6,235,382
Cellnex Finance Co. SA
(c)
1.00%, 09/15/27 ................. EUR 200 191,951
1.50%, 06/08/28 ................. 1,600 1,533,069
2.00%, 09/15/32 ................. 1,300 1,143,497
2.00%, 02/15/33 ................. 1,800 1,567,934
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(d)(f)(k)
............ CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 1,502 1,357,249
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 1,008 1,177,605
Heathrow Finance plc
(c)(e)
4.75%, 03/01/24 ................. 807 1,014,950
5.75%, 03/03/25 ................. 221 274,698
4.13%, 09/01/29 ................. 840 871,574
22,280,702
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.53%), 5.13%
(a)(b)(j)
.............. USD 1,330 1,219,743
Consumer Finance — 0.6%
AerCap Ireland Capital DAC
3.15%, 02/15/24 ................. 2,650 2,608,079
2.88%, 08/14/24 ................. 250 241,567
6.50%, 07/15/25 ................. 885 891,191
3.65%, 07/21/27 ................. 738 681,274
5.75%, 06/06/28 ................. 1,379 1,374,046
Ally Financial, Inc., 5.75%, 11/20/25 ..... 2,010 1,949,122
American Express Co.
3.95%, 08/01/25 ................. 1,985 1,928,688
(1-day SOFR + 1.93%), 5.63%, 07/28/34
(a)
1,085 1,083,463
Capital One Financial Corp.
3.30%, 10/30/24 ................. 2,215 2,139,334
(1-day SOFR + 1.29%), 2.64%, 03/03/26
(a)
1,475 1,386,929
(1-day SOFR + 0.86%), 1.88%, 11/02/27
(a)
300 262,101
3.80%, 01/31/28 ................. 660 611,592
(1-day SOFR + 2.64%), 6.31%, 06/08/29
(a)
730 732,758
(1-day SOFR + 1.34%), 2.36%, 07/29/32
(a)
735 533,280
(1-day SOFR + 1.27%), 2.62%, 11/02/32
(a)
420 325,692
(1-day SOFR + 2.60%), 5.82%, 02/01/34
(a)
820 796,853
(1-day SOFR + 2.86%), 6.38%, 06/08/34
(a)
1,430 1,443,644
Discover Financial Services, 6.70%, 11/29/32 650 666,883
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 744 769,077
5.38%, 02/15/26 ................. GBP 1,003 1,134,127
4.25%, 06/01/28 ................. 665 648,605
Ford Motor Credit Co. LLC
2.75%, 06/14/24 ................. 1,818 2,243,725
4.54%, 03/06/25 ................. 1,539 1,886,197
4.69%, 06/09/25 ................. USD 200 193,870
5.13%, 06/16/25 ................. 2,065 2,010,589
4.13%, 08/04/25 ................. 1,628 1,552,781
3.38%, 11/13/25 ................. 724 676,924
6.86%, 06/05/26 ................. GBP 1,651 2,082,367
4.95%, 05/28/27 ................. USD 1,606 1,524,020
4.87%, 08/03/27 ................. EUR 475 522,733
6.80%, 05/12/28 ................. USD 5,851 5,904,765
6.13%, 05/15/28 ................. EUR 1,526 1,751,460
5.11%, 05/03/29 ................. USD 1,355 1,265,258
7.35%, 03/06/30 ................. 3,102 3,211,242
7.20%, 06/10/30 ................. 3,124 3,203,350
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.63%, 06/17/31 ................. USD 492 $ 406,696
General Motors Financial Co., Inc.
6.00%, 01/09/28 ................. 460 466,920
2.40%, 04/10/28 ................. 255 221,883
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. 263 265,065
8.00%, 06/15/28 ................. 263 266,603
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
...... 2,320 2,186,450
LeasePlan Corp. NV, (5-Year EURIBOR ICE
Swap Rate + 7.56%), 7.38%
(a)(c)(j)
...... EUR 1,400 1,520,059
Macquarie Airfinance Holdings Ltd., 8.38%,
05/01/28
(b)
.................... USD 636 647,569
Navient Corp.
7.25%, 09/25/23 ................. 376 375,807
5.88%, 10/25/24 ................. 600 591,945
5.50%, 03/15/29 ................. 1,399 1,209,505
9.38%, 07/25/30 ................. 883 887,415
OneMain Finance Corp.
6.88%, 03/15/25 ................. 934 930,898
7.13%, 03/15/26 ................. 2,323 2,301,184
3.50%, 01/15/27 ................. 820 709,032
6.63%, 01/15/28 ................. 899 852,351
5.38%, 11/15/29 ................. 451 390,723
4.00%, 09/15/30 ................. 128 100,559
SLM Corp., 3.13%, 11/02/26 .......... 1,322 1,163,267
Toyota Motor Credit Corp.
1.90%, 01/13/27 ................. 48 43,430
1.15%, 08/13/27 ................. 1,525 1,320,425
4.55%, 09/20/27 ................. 700 692,300
3.38%, 04/01/30 ................. 376 344,790
68,132,462
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 1,400 1,256,810
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 2,360 2,193,472
4.63%, 01/15/27 ................. 830 786,548
5.88%, 02/15/28 ................. 1,081 1,052,624
6.50%, 02/15/28 ................. 1,136 1,131,536
3.50%, 03/15/29 ................. 495 430,923
4.88%, 02/15/30 ................. 1,246 1,143,205
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 2,194 2,414,482
4.50%, 02/16/26 ................. 2,541 2,859,890
Casino Guichard Perrachon SA, (5-Year
EURIBOR ICE Swap Rate + 3.82%), 3.99%
(a)
(c)(f)(j)(k)
....................... EUR 1,100 4,112
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 1,224 1,087,301
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 1,112 1,146,229
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 630 524,815
US Foods, Inc.
(b)
4.75%, 02/15/29 ................. 1,305 1,200,284
4.63%, 06/01/30 ................. 1,174 1,055,953
18,288,184
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 4,580 3,720,880
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 2,703 2,667,248
2.00%, 09/01/28
(c)
................ EUR 1,032 951,210
4.00%, 09/01/29
(b)
................ USD 7,406 6,057,407
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 1,080 1,058,037
2.13%, 08/15/26
(c)
................ EUR 1,570 1,560,063

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
4.13%, 08/15/26
(b)
................ USD 811 $ 759,715
4.75%, 07/15/27
(c)
................ GBP 1,435 1,483,491
5.25%, 08/15/27
(b)
................ USD 1,013 869,413
Ball Corp.
5.25%, 07/01/25 ................. 113 112,010
6.00%, 06/15/29 ................. 1,153 1,153,000
Berry Global, Inc., 1.57%, 01/15/26 ...... 2,754 2,496,960
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 753,276
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 2,929 2,802,106
8.75%, 04/15/30 ................. 3,222 2,920,789
Crown Americas LLC
4.75%, 02/01/26 ................. 353 341,243
4.25%, 09/30/26 ................. 620 586,251
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 384,560
Crown European Holdings SA
(c)
3.38%, 05/15/25 ................. EUR 662 715,791
5.00%, 05/15/28 ................. 660 735,176
Fiber Bidco SpA, 11.00%, 10/25/27
(c)
..... 1,535 1,818,532
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... USD 993 890,726
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,342,214
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 2,029 1,884,786
LABL, Inc.
(b)
5.88%, 11/01/28 ................. USD 1,515 1,381,905
9.50%, 11/01/28 ................. 2,326 2,384,150
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 15,574 15,531,970
9.25%, 04/15/27 ................. 534 496,113
OI European Group BV, 6.25%, 05/15/28
(c)
. EUR 1,244 1,409,616
Owens-Brockway Glass Container, Inc.
(b)
6.63%, 05/13/27 ................. USD 183 181,962
7.25%, 05/15/31 ................. 1,094 1,111,744
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... 2,923 2,489,665
Sealed Air Corp., 6.13%, 02/01/28
(b)
..... 1,104 1,099,042
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
621 657,594
Trivium Packaging Finance BV
5.50%, 08/15/26
(b)(e)
............... 2,441 2,319,168
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.07%, 08/15/26
(a)(c)
............. EUR 1,399 1,512,267
8.50%, 08/15/27
(b)(e)
............... USD 5,657 5,441,826
WRKCo, Inc.
3.75%, 03/15/25 ................. 325 315,108
4.90%, 03/15/29 ................. 400 387,795
3.00%, 06/15/33 ................. 1,813 1,473,499
77,258,308
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
............ 1,019 884,822
Azelis Finance NV, 5.75%, 03/15/28
(c)
.... EUR 536 597,680
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(b)
USD 2,258 2,147,428
Resideo Funding, Inc., 4.00%, 09/01/29
(b)
.. 493 416,752
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(b)
448 453,600
4,500,282
Diversified Consumer Services — 0.1%
Cedacri Mergeco SpA, 8.88%, 05/15/28
(a)(c)
. EUR 724 778,127
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... USD 1,950 1,950,952
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 969 823,542
Northwestern University, 4.64%, 12/01/44 .. 470 446,813
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 2,286 2,379,892
Service Corp. International
5.13%, 06/01/29 ................. USD 716 680,200
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
3.38%, 08/15/30 ................. USD 1,285 $ 1,071,417
4.00%, 05/15/31 ................. 1,613 1,375,082
Sotheby's
(b)
7.38%, 10/15/27 ................. 3,840 3,401,714
5.88%, 06/01/29 ................. 3,842 2,977,550
TUI Cruises GmbH, 6.50%, 05/15/26
(c)
.... EUR 933 963,360
University of Miami, Series 2022, 4.06%,
04/01/52 ..................... USD 320 265,143
University of Southern California, Series 2017,
3.84%, 10/01/47 ................ 375 318,521
17,432,313
Diversified REITs — 0.2%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 761 607,277
GLP Capital LP
4.00%, 01/15/30 ................. 495 431,682
3.25%, 01/15/32 ................. 1,621 1,323,383
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,302 1,175,996
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 1,033 893,948
Simon Property Group LP, 5.50%, 03/08/33 . 1,270 1,268,759
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,346 1,307,302
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 3,588 3,566,544
VICI Properties LP
3.50%, 02/15/25
(b)
................ 1,937 1,859,927
3.88%, 02/15/29
(b)
................ 397 351,951
4.63%, 12/01/29
(b)
................ 1,637 1,495,858
4.95%, 02/15/30 ................. 1,089 1,030,356
4.13%, 08/15/30
(b)
................ 2,184 1,936,640
5.13%, 05/15/32 ................. 2,240 2,107,860
5.63%, 05/15/52 ................. 1,796 1,645,783
21,003,266
Diversified Telecommunication Services — 1.1%
Altice France SA
2.50%, 01/15/25
(c)
................ EUR 100 97,333
2.13%, 02/15/25
(c)
................ 1,992 1,918,470
5.88%, 02/01/27
(c)
................ 650 549,578
8.13%, 02/01/27
(b)
................ USD 2,078 1,699,766
3.38%, 01/15/28
(c)
................ EUR 544 416,963
5.50%, 01/15/28
(b)
................ USD 3,359 2,464,774
5.13%, 01/15/29
(b)
................ 679 473,273
5.50%, 10/15/29
(b)
................ 2,381 1,690,526
AT&T, Inc.
4.35%, 03/01/29 ................. 25 23,804
4.50%, 05/15/35 ................. 2,685 2,422,030
5.35%, 09/01/40 ................. 1,500 1,427,088
4.65%, 06/01/44 ................. 200 168,515
3.65%, 06/01/51 ................. 710 501,748
3.55%, 09/15/55 ................. 926 623,142
3.65%, 09/15/59 ................. 206 137,814
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(f)(k)
1,000 6,440
British Telecommunications plc
(a)
(5-Year EUR Swap Annual + 2.13%),
1.87%, 08/18/80
(c)
.............. EUR 236 235,161
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88%,
11/23/81
(b)
................... USD 700 573,716
8.38%, 12/20/83
(c)
................ GBP 2,350 3,017,803
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 2,101 1,971,154
5.00%, 02/01/28 ................. 1,327 1,226,322
5.38%, 06/01/29 ................. 3,058 2,794,566
6.38%, 09/01/29 ................. 2,617 2,502,326
4.50%, 08/15/30 ................. 788 667,670
4.25%, 02/01/31 ................. 4,075 3,350,024

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
7.38%, 03/01/31 ................. USD 7,961 $ 7,915,639
4.75%, 02/01/32 ................. 1,919 1,584,345
4.25%, 01/15/34 ................. 820 630,269
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 600 586,006
1.75%, 10/23/30 ................. 1,800 1,625,768
0.75%, 11/20/31
(l)
................ 2,100 1,786,214
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. USD 1,705 1,561,657
5.00%, 05/01/28 ................. 4,743 4,019,257
8.75%, 05/15/30 ................. 4,900 4,727,443
Global Switch Holdings Ltd., 2.25%, 05/31/27
(c)
EUR 525 537,225
Iliad Holding SASU
6.50%, 10/15/26
(b)
................ USD 3,914 3,751,027
5.63%, 10/15/28
(c)
................ EUR 500 521,188
7.00%, 10/15/28
(b)
................ USD 2,412 2,264,486
Iliad SA
(c)
1.50%, 10/14/24 ................. EUR 700 743,448
5.38%, 06/14/27 ................. 1,600 1,758,848
5.63%, 02/15/30 ................. 1,800 1,959,309
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(c)
.................... 2,423 2,345,789
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
116 112,556
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. USD 5,028 4,434,673
4.63%, 09/15/27 ................. 2,026 1,539,062
10.50%, 05/15/30 ................ 4,972 5,150,321
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
................ EUR 3,527 3,630,873
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
USD 5,806 3,818,258
RCS & RDS SA, 2.50%, 02/05/25
(c)
...... EUR 2,200 2,314,960
Sprint Capital Corp., 6.88%, 11/15/28 ..... USD 2,827 2,996,759
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 1,544 1,306,727
6.00%, 09/30/34 ................. 2,236 1,808,687
7.20%, 07/18/36 ................. 61 52,402
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 725 821,052
Telecom Italia SpA
4.00%, 04/11/24
(c)
................ 100 108,988
5.30%, 05/30/24
(b)
................ USD 1,855 1,818,600
2.75%, 04/15/25
(c)
................ EUR 651 678,196
3.63%, 05/25/26
(c)
................ 170 175,943
2.38%, 10/12/27
(c)
................ 400 371,339
6.88%, 02/15/28
(c)
................ 2,471 2,687,294
7.88%, 07/31/28
(c)
................ 1,537 1,717,393
1.63%, 01/18/29
(c)
................ 2,332 1,948,820
Telefonica Emisiones SA
4.10%, 03/08/27 ................. USD 600 575,147
4.90%, 03/06/48 ................. 670 554,522
Verizon Communications, Inc.
3.88%, 02/08/29 ................. 2,797 2,631,199
1.50%, 09/18/30 ................. 285 224,634
1.68%, 10/30/30 ................. 711 557,950
2.55%, 03/21/31 ................. 420 348,633
2.36%, 03/15/32 ................. 540 431,202
5.85%, 09/15/35 ................. 690 713,056
2.65%, 11/20/40 ................. 1,400 956,628
3.40%, 03/22/41 ................. 1,875 1,424,644
2.85%, 09/03/41 ................. 440 309,287
6.55%, 09/15/43 ................. 245 269,087
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
1,350 1,107,745
Virgin Media Secured Finance plc
5.00%, 04/15/27
(c)
................ GBP 833 975,482
5.25%, 05/15/29
(c)
................ 361 399,352
5.50%, 05/15/29
(b)
................ USD 400 369,274
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.25%, 01/15/30
(c)
................ GBP 108 $ 111,570
4.50%, 08/15/30
(b)
................ USD 843 722,100
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 19,729 14,109,313
6.13%, 03/01/28 ................. 2,566 1,582,031
135,143,683
Electric Utilities — 1.1%
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 53,055
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(c)
............... 1,815 1,569,636
Alabama Power Co.
3.94%, 09/01/32 ................. 72 66,223
4.15%, 08/15/44 ................. 678 556,681
American Electric Power Co., Inc., 5.70%,
08/15/25 ..................... 2,205 2,207,601
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 435 366,681
3.20%, 09/15/49 ................. 525 369,723
2.90%, 06/15/50 ................. 105 69,798
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 533 457,260
Series ai., 4.45%, 10/01/32 .......... 418 401,253
Commonwealth Edison Co., Series 133, 3.85%,
03/15/52 ..................... 500 399,289
DTE Electric Co., Series B, 3.65%, 03/01/52 100 77,354
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 1,205 1,020,447
6.05%, 04/15/38 ................. 100 105,432
3.70%, 12/01/47 ................. 600 464,585
3.20%, 08/15/49 ................. 1,202 851,094
3.55%, 03/15/52 ................. 200 149,342
Duke Energy Corp.
5.00%, 12/08/25 ................. 1,055 1,047,568
2.45%, 06/01/30 ................. 425 357,266
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25%,
01/15/82
(a)
................... 18,465 13,646,902
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,353 2,043,222
1.75%, 06/15/30 ................. 255 207,430
3.85%, 11/15/42 ................. 320 257,780
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 2,808 2,596,316
4.10%, 05/15/42 ................. 100 84,209
4.20%, 08/15/45 ................. 830 685,354
5.35%, 03/15/53 ................. 588 588,672
Edison International
5.75%, 06/15/27 ................. 387 389,520
5.25%, 11/15/28 ................. 1,250 1,231,855
6.95%, 11/15/29 ................. 898 954,691
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13%,
06/15/53
(a)
................... 3,200 3,276,288
EDP - Energias de Portugal SA
(a)(c)
(5-Year EUR Swap Annual + 1.84%),
1.70%, 07/20/80 ............... EUR 500 505,929
(5-Year EUR Swap Annual + 2.38%),
1.88%, 08/02/81 ............... 1,800 1,765,337
(5-Year EUR Swap Annual + 3.18%),
5.94%, 04/23/83 ............... 300 328,894
Emera US Finance LP, 0.83%, 06/15/24 ... USD 975 923,506
Enel Finance International NV
(b)
6.80%, 10/14/25 ................. 337 344,146
1.38%, 07/12/26 ................. 1,890 1,679,406

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Enel SpA, (5-Year EUR Swap Annual + 3.49%),
6.38%
(a)(c)(j)
................... EUR 835 $ 942,182
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
. USD 1,276 1,061,874
Eversource Energy
2.90%, 03/01/27 ................. 210 193,625
4.60%, 07/01/27 ................. 1,142 1,118,696
Exelon Corp.
3.95%, 06/15/25 ................. 595 577,521
4.45%, 04/15/46 ................. 351 300,368
FirstEnergy Corp.
(e)
Series B, 4.15%, 07/15/27 .......... 1,500 1,420,404
Series C, 5.10%, 07/15/47 .......... 149 135,113
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 2,346 2,287,833
5.45%, 07/15/44 ................. 2,743 2,553,447
4.55%, 04/01/49 ................. 872 720,162
Florida Power & Light Co.
5.65%, 02/01/37 ................. 500 519,288
3.70%, 12/01/47 ................. 365 291,333
3.15%, 10/01/49 ................. 465 334,207
2.88%, 12/04/51 ................. 218 148,446
Georgia Power Co., 4.70%, 05/15/32 ..... 2,215 2,139,132
Interstate Power & Light Co.
3.25%, 12/01/24 ................. 300 290,595
3.10%, 11/30/51 ................. 100 65,351
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
.. 2,609 2,512,389
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 907 846,638
4.25%, 07/15/49 ................. 1,175 989,378
Naturgy Finance BV
(a)(c)(j)
(9-Year EUR Swap Annual + 3.08%), 3.38% EUR 500 537,723
(5-Year EUR Swap Annual + 2.44%), 2.37% 1,400 1,366,036
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. USD 3,430 3,382,447
6.05%, 03/01/25 ................. 370 372,683
3.55%, 05/01/27 ................. 73 68,981
1.90%, 06/15/28 ................. 700 604,775
2.25%, 06/01/30 ................. 400 332,356
2.44%, 01/15/32 ................. 184 149,480
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
................... 27,037 22,918,808
Northern States Power Co.
3.60%, 09/15/47 ................. 136 105,321
2.90%, 03/01/50 ................. 350 236,750
2.60%, 06/01/51 ................. 293 185,139
4.50%, 06/01/52 ................. 357 319,526
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 917 778,315
5.75%, 01/15/28 ................. 460 438,087
7.00%, 03/15/33
(b)
................ 1,180 1,177,274
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 1,200 946,348
5.00%, 06/01/33 ................. 720 713,405
4.15%, 04/01/48 ................. 140 114,364
4.00%, 06/01/49 ................. 975 777,466
Series R, 2.90%, 10/01/51 .......... 55 35,838
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28
(b)
................ 239 233,534
3.75%, 04/01/45 ................. 441 355,487
3.80%, 09/30/47 ................. 345 275,648
4.60%, 06/01/52 ................. 600 543,734
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 1,460 1,387,609
3.30%, 12/01/27 ................. 1,065 947,851
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.10%, 01/15/29 ................. USD 1,290 $ 1,282,570
2.50%, 02/01/31 ................. 570 450,437
6.40%, 06/15/33 ................. 1,900 1,909,446
4.45%, 04/15/42 ................. 475 360,828
4.00%, 12/01/46 ................. 258 173,574
4.95%, 07/01/50 ................. 1,540 1,231,567
3.50%, 08/01/50 ................. 815 527,859
5.25%, 03/01/52 ................. 470 384,508
6.75%, 01/15/53 ................. 885 886,163
6.70%, 04/01/53 ................. 560 559,336
PacifiCorp
2.90%, 06/15/52 ................. 620 378,557
5.35%, 12/01/53 ................. 1,190 1,057,974
5.50%, 05/15/54 ................. 125 113,738
Palomino Funding Trust I, 7.23%, 05/17/28
(b)
682 688,879
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 2,363 2,147,081
PECO Energy Co.
4.90%, 06/15/33 ................. 1,315 1,308,470
2.85%, 09/15/51 ................. 130 84,764
4.60%, 05/15/52 ................. 200 179,885
4.38%, 08/15/52 ................. 286 250,968
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 20,618
Progress Energy, Inc., 6.00%, 12/01/39 ... 350 353,741
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 ......... 425 295,992
Series 36, 2.70%, 01/15/51 ......... 100 62,409
Public Service Electric & Gas Co.
3.10%, 03/15/32 ................. 137 119,752
4.90%, 12/15/32 ................. 1,786 1,783,302
5.80%, 05/01/37 ................. 100 103,971
2.05%, 08/01/50 ................. 80 46,129
3.00%, 03/01/51 ................. 657 457,367
Southern California Edison Co.
1.10%, 04/01/24 ................. 600 580,997
Series D, 4.70%, 06/01/27 .......... 465 458,370
5.95%, 11/01/32 ................. 383 401,788
4.00%, 04/01/47 ................. 725 581,311
Series B, 4.88%, 03/01/49 .......... 70 62,345
3.65%, 02/01/50 ................. 700 524,276
Series 20A, 2.95%, 02/01/51 ........ 240 157,049
Series H, 3.65%, 06/01/51 .......... 435 317,218
3.45%, 02/01/52 ................. 200 141,366
Series E, 5.45%, 06/01/52 .......... 490 471,967
5.70%, 03/01/53 ................. 435 435,392
Southern Co. (The), 4.48%, 08/01/24
(e)
.... 1,325 1,305,261
Tampa Electric Co.
4.35%, 05/15/44 ................. 100 84,111
4.30%, 06/15/48 ................. 153 126,846
4.45%, 06/15/49 ................. 475 401,423
3.45%, 03/15/51 ................. 135 95,248
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 .......... 460 479,770
6.35%, 11/30/37 ................. 179 188,700
4.45%, 02/15/44 ................. 300 257,938
4.60%, 12/01/48 ................. 595 527,736
Vistra Operations Co. LLC
(b)
3.55%, 07/15/24 ................. 2,077 2,018,517
5.13%, 05/13/25 ................. 2,493 2,433,580
Wisconsin Electric Power Co., 2.05%, 12/15/24 400 381,969
130,505,775

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(c)
.................... EUR 841 $ 753,996
Regal Rexnord Corp.
(b)
6.05%, 04/15/28 ................. USD 1,980 1,967,914
6.30%, 02/15/30 ................. 1,670 1,667,262
6.40%, 04/15/33 ................. 1,149 1,145,949
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. 1,971 1,921,400
4.00%, 04/15/29 ................. 1,157 1,022,408
5.88%, 09/01/30 ................. 735 708,304
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 3,671 3,295,353
12,482,586
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, 3.25%, 02/15/29 .......... 722 629,721
Coherent Corp., 5.00%, 12/15/29
(b)
...... 2,821 2,538,900
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 529 470,387
3.75%, 02/15/31 ................. 447 377,527
4,016,535
Energy Equipment & Services — 0.5%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 2,927 2,853,793
6.25%, 04/01/28 ................. 4,004 3,773,770
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 1,969 1,981,198
Halliburton Co.
3.80%, 11/15/25 ................. 299 288,730
2.92%, 03/01/30 ................. 489 431,771
5.00%, 11/15/45 ................. 357 326,792
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 1,570 1,511,533
7.50%, 01/15/28 ................. 2,068 1,896,845
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 4,112 4,029,760
7.38%, 05/15/27
(b)
................ 1,411 1,379,930
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 1,765 1,815,744
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 461 434,709
Seadrill Finance Ltd.
Series JUL, 8.38%, 08/01/30
(b)
....... 1,237 1,262,606
Tervita Corp., 11.00%, 12/01/25
(b)
....... 993 1,042,650
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 1,298 1,340,185
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 2,200 2,161,500
11.50%, 01/30/27 ................ 1,164 1,220,591
8.00%, 02/01/27 ................. 568 547,461
8.75%, 02/15/30 ................. 5,186 5,384,261
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,862 2,836,251
6.88%, 09/01/27 ................. 2,454 2,363,964
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 3,037 3,107,458
Vallourec SA, 8.50%, 06/30/26
(c)
........ EUR 1,531 1,691,751
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 ................. USD 7,749 7,875,937
8.38%, 06/01/31 ................. 10,398 10,551,027
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 1,472 1,472,269
8.63%, 04/30/30 ................. 2,689 2,755,894
66,338,380
Entertainment — 0.2%
Banijay Group SAS, 6.50%, 03/01/26
(c)
.... EUR 1,546 1,674,330
CPUK Finance Ltd., 3.59%, 08/28/25
(c)
.... GBP 502 600,276
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 1,681 1,150,107
Security
Par (000)
Par (000) Value
Entertainment (continued)
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. USD 659 $ 649,939
5.63%, 03/15/26 ................. 100 97,500
6.50%, 05/15/27 ................. 6,775 6,809,531
4.75%, 10/15/27 ................. 2,302 2,137,983
Netflix, Inc.
4.88%, 04/15/28 ................. 1,944 1,920,128
5.38%, 11/15/29
(b)
................ 346 346,497
4.88%, 06/15/30
(b)
................ 1,662 1,623,420
Odeon Finco plc, 12.75%, 11/01/27
(b)
..... 488 487,571
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(c)
GBP 543 641,110
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. USD 399 352,132
TWDC Enterprises 18 Corp.
3.70%, 12/01/42 ................. 314 256,221
4.13%, 06/01/44 ................. 85 72,826
Walt Disney Co. (The)
6.40%, 12/15/35 ................. 310 345,295
3.50%, 05/13/40 ................. 453 369,683
Warnermedia Holdings, Inc.
4.28%, 03/15/32 ................. 200 177,389
5.14%, 03/15/52 ................. 3,132 2,545,791
5.39%, 03/15/62 ................. 2,220 1,805,352
24,063,081
Financial Services — 0.7%
Banco Votorantim SA, 4.50%, 09/24/24
(c)
.. 1,378 1,342,585
Block, Inc.
2.75%, 06/01/26 ................. 4,010 3,650,543
3.50%, 06/01/31 ................. 5,586 4,678,696
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 1,565 1,549,404
Fidelity National Information Services, Inc.
1.15%, 03/01/26 ................. 292 262,300
4.70%, 07/15/27 ................. 694 680,750
3.10%, 03/01/41 ................. 121 86,184
Fiserv, Inc.
2.65%, 06/01/30 ................. 389 331,890
4.40%, 07/01/49 ................. 125 104,938
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ................. EUR 1,737 1,390,246
7.75%, 11/01/25 ................. GBP 381 351,560
Global Payments, Inc.
1.20%, 03/01/26 ................. USD 1,052 940,504
3.20%, 08/15/29 ................. 3,411 3,005,602
5.30%, 08/15/29 ................. 380 372,829
2.90%, 05/15/30 ................. 723 613,651
5.40%, 08/15/32 ................. 1,537 1,508,273
5.95%, 08/15/52 ................. 1,373 1,339,284
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 4,987 4,654,019
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 2,783 2,378,162
Mastercard, Inc.
2.95%, 06/01/29 ................. 281 256,979
3.95%, 02/26/48 ................. 101 87,619
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,125,405
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 1,020 974,733
5.13%, 12/15/30 ................. 670 564,612
5.75%, 11/15/31 ................. 1,240 1,052,263
Nationwide Building Society
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88% ... GBP 3,534 4,297,253
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ... 2,650 2,987,705
Nexi SpA, 0.00%, 02/24/28
(c)(l)(m)
........ EUR 2,300 1,949,796
NTT Finance Corp.
(b)
4.14%, 07/26/24 ................. USD 355 349,542
1.16%, 04/03/26 ................. 2,245 2,017,094

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nykredit Realkredit A/S, (5-Year EUR Swap
Annual + 4.57%), 4.13%
(a)(c)(j)
........ EUR 600 $ 606,330
PayPal Holdings, Inc., 4.40%, 06/01/32 ... USD 892 861,447
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................. 5,942 5,288,380
3.88%, 03/01/31 ................. 245 201,513
4.00%, 10/15/33 ................. 377 299,014
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 234 219,385
7.38%, 09/01/25 ................. 1,853 1,672,333
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 2,914 2,753,293
Siemens Financieringsmaatschappij NV,
2.88%, 03/11/41
(b)
............... 1,975 1,485,138
Taurus Law130 Securities SRL, (Acquired
07/14/23, cost $7,146,100), (3-mo.
EURIBOR + 3.25%)
(a)(g)
............ EUR 6,599 6,996,595
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(c)
.................... 726 760,306
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. USD 12,882 12,918,662
78,966,817
Food Products — 0.2%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 6,766 6,749,618
4.63%, 11/15/28 ................. 4,454 4,053,081
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 2,983 2,938,163
General Mills, Inc.
2.25%, 10/14/31 ................. 289 235,901
4.95%, 03/29/33 ................. 522 515,897
3.00%, 02/01/51 ................. 222 155,157
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................. 352 337,491
4.88%, 10/01/49 ................. 1,597 1,454,537
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 1,376 1,306,986
4.13%, 01/31/30 ................. 2,679 2,364,341
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 515,462
5.63%, 01/15/28 ................. 413 399,099
5.50%, 12/15/29 ................. 124 115,156
4.63%, 04/15/30 ................. 129 113,678
4.50%, 09/15/31 ................. 186 158,358
Premier Foods Finance plc
3.50%, 10/15/26
(c)
................ GBP 977 1,124,788
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 1,319 1,101,365
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(c)
EUR 850 974,108
24,613,186
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
.. USD 1,164 1,186,582
Atmos Energy Corp.
2.63%, 09/15/29 ................. 100 88,424
4.13%, 10/15/44 ................. 192 161,723
2.85%, 02/15/52 ................. 305 204,318
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
............... 1,403 1,434,708
Piedmont Natural Gas Co., Inc., 5.05%,
05/15/52 ..................... 100 89,959
Promigas SA ESP
3.75%, 10/16/29
(c)
................ 1,344 1,144,080
3.75%, 10/16/29
(b)
................ 1,668 1,419,885
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 619 528,286
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 1,675 1,418,080
7,676,045
Security
Par (000)
Par (000) Value
Ground Transportation — 0.4%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
USD 1,639 $ 1,544,757
Ashtead Capital, Inc., 5.95%, 10/15/33
(b)
... 1,885 1,879,999
BCP V Modular Services Finance II plc, 4.75%,
11/30/28
(c)
.................... EUR 756 704,461
Burlington Northern Santa Fe LLC
6.15%, 05/01/37 ................. USD 185 203,860
5.75%, 05/01/40 ................. 300 317,316
5.15%, 09/01/43 ................. 100 98,631
4.90%, 04/01/44 ................. 995 961,015
4.15%, 04/01/45 ................. 100 86,725
4.70%, 09/01/45 ................. 200 184,704
4.05%, 06/15/48 ................. 100 84,635
3.55%, 02/15/50 ................. 105 82,952
2.88%, 06/15/52 ................. 305 206,211
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 887 824,950
Canadian Pacific Railway Co.
4.80%, 08/01/45 ................. 509 468,127
4.95%, 08/15/45 ................. 182 169,671
CSX Corp.
4.30%, 03/01/48 ................. 630 547,684
4.75%, 11/15/48 ................. 281 258,171
DAE Funding LLC
(c)
1.55%, 08/01/24 ................. 1,648 1,565,633
2.63%, 03/20/25 ................. 829 779,650
EC Finance plc, 3.00%, 10/15/26
(c)
...... EUR 698 716,954
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. USD 958 865,505
5.00%, 12/01/29 ................. 839 693,090
Loxam SAS, 5.75%, 07/15/27
(c)
........ EUR 200 203,505
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a)(c)(j)
................... GBP 1,335 1,501,512
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,292,399
Norfolk Southern Corp.
3.80%, 08/01/28 ................. 200 189,980
5.05%, 08/01/30 ................. 1,170 1,167,613
3.00%, 03/15/32 ................. 137 117,812
4.45%, 03/01/33 ................. 967 924,885
3.94%, 11/01/47 ................. 100 80,923
4.15%, 02/28/48 ................. 750 631,634
3.05%, 05/15/50 ................. 425 290,271
4.05%, 08/15/52 ................. 100 81,637
3.70%, 03/15/53 ................. 545 418,274
5.35%, 08/01/54 ................. 320 318,131
3.16%, 05/15/55 ................. 150 101,407
Penske Truck Leasing Co. LP
(b)
3.45%, 07/01/24 ................. 879 859,057
4.00%, 07/15/25 ................. 3,115 2,993,029
4.20%, 04/01/27 ................. 340 319,827
5.88%, 11/15/27 ................. 1,075 1,070,841
Ryder System, Inc.
2.50%, 09/01/24 ................. 995 959,755
2.85%, 03/01/27 ................. 1,068 985,174
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 2,496 2,523,989
8.00%, 11/01/26 ................. 3,554 3,625,732
7.50%, 09/15/27 ................. 4,087 4,171,609
6.25%, 01/15/28 ................. 782 775,948
4.50%, 08/15/29 ................. 4,388 4,055,685
Union Pacific Corp.
4.05%, 03/01/46 ................. 25 20,677
3.25%, 02/05/50 ................. 300 222,993
3.50%, 02/14/53 ................. 422 324,170
3.95%, 08/15/59 ................. 1,005 804,061

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
3.84%, 03/20/60 ................. USD 411 $ 326,061
3.80%, 04/06/71 ................. 100 75,569
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 1,546 1,536,036
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 647 668,830
46,883,727
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. 343 335,060
4.75%, 11/30/36 ................. 976 978,361
Avantor Funding, Inc.
2.63%, 11/01/25
(c)
................ EUR 714 751,116
4.63%, 07/15/28
(b)
................ USD 2,133 1,979,069
3.88%, 11/01/29
(b)
................ 1,465 1,282,035
Baxter International, Inc., 2.54%, 02/01/32 . 1,258 1,018,061
Becton Dickinson & Co.
3.73%, 12/15/24 ................. 158 154,133
3.70%, 06/06/27 ................. 1,691 1,613,545
Embecta Corp., 6.75%, 02/15/30
(b)
...... 617 542,488
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 1,738 1,875,697
GE HealthCare Technologies, Inc., 5.55%,
11/15/24 ..................... 1,375 1,373,456
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 2,519 2,205,818
5.25%, 10/01/29 ................. 7,430 6,591,737
Medtronic Global Holdings SCA
4.25%, 03/30/28 ................. 248 242,538
4.50%, 03/30/33 ................. 1,623 1,583,578
Teleflex, Inc., 4.63%, 11/15/27 ......... 172 162,325
22,689,017
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
705 675,038
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 449 402,238
5.13%, 03/01/30 ................. 204 168,794
Aetna, Inc.
4.75%, 03/15/44 ................. 550 484,390
3.88%, 08/15/47 ................. 641 492,028
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 2,329,993
Banner Health
2.91%, 01/01/42 ................. 100 72,028
2.91%, 01/01/51 ................. 100 66,520
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 571 354,020
Centene Corp.
4.63%, 12/15/29 ................. 314 291,935
3.38%, 02/15/30 ................. 1,272 1,094,438
3.00%, 10/15/30 ................. 1,242 1,039,156
2.50%, 03/01/31 ................. 1,491 1,193,024
2.63%, 08/01/31 ................. 36 28,786
Clariane SE
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 4.13%
(a)(c)(j)
GBP 1,100 1,124,407
CommonSpirit Health
3.35%, 10/01/29 ................. USD 500 443,825
2.78%, 10/01/30 ................. 280 237,063
3.82%, 10/01/49 ................. 300 227,040
3.91%, 10/01/50 ................. 440 337,487
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 1,857 1,652,351
6.00%, 01/15/29 ................. 3,029 2,589,795
5.25%, 05/15/30 ................. 3,241 2,589,677
4.75%, 02/15/31 ................. 1,599 1,211,370
CVS Health Corp.
5.00%, 02/20/26 ................. 1,545 1,539,707
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.13%, 07/20/45 ................. USD 1,454 $ 1,335,976
Elevance Health, Inc.
2.38%, 01/15/25 ................. 45 43,022
4.10%, 05/15/32 ................. 588 547,155
5.50%, 10/15/32 ................. 662 678,757
4.75%, 02/15/33 ................. 1,096 1,066,213
6.38%, 06/15/37 ................. 500 534,825
4.65%, 01/15/43 ................. 250 228,181
3.70%, 09/15/49 ................. 625 482,073
4.55%, 05/15/52 ................. 177 156,536
Encompass Health Corp.
4.50%, 02/01/28 ................. 116 107,751
4.75%, 02/01/30 ................. 1,711 1,555,185
4.63%, 04/01/31 ................. 1,701 1,511,531
HCA, Inc.
5.38%, 09/01/26 ................. 1,170 1,166,809
3.63%, 03/15/32
(b)
................ 1,070 929,801
5.25%, 06/15/49 ................. 30 26,997
3.50%, 07/15/51 ................. 960 659,669
4.63%, 03/15/52
(b)
................ 1,390 1,141,331
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 3,949 3,537,381
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ..................... 500 395,577
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 217,039
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 2,093 2,125,169
4.38%, 02/15/27 ................. 1,965 1,694,813
LifePoint Health, Inc., 9.88%, 08/15/30
(b)
... 1,104 1,104,000
Memorial Health Services, 3.45%, 11/01/49 . 495 363,201
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 1,342 1,244,705
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 1,030 944,434
3.88%, 11/15/30 ................. 829 709,150
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ........ 265 201,472
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ..................... 195 180,843
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 1,735 1,531,807
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 580 443,106
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 1,950 1,942,688
10.00%, 04/15/27 ................ 2,252 2,304,595
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 870 720,253
Series 20A, 3.36%, 08/15/50 ........ 244 170,822
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 2,615 2,530,928
6.25%, 02/01/27 ................. 1,544 1,515,684
5.13%, 11/01/27 ................. 1,149 1,091,082
4.63%, 06/15/28 ................. 234 216,550
6.13%, 10/01/28 ................. 986 939,254
6.13%, 06/15/30 ................. 515 500,451
6.75%, 05/15/31
(b)
................ 5,496 5,459,266
UnitedHealth Group, Inc.
4.50%, 04/15/33 ................. 1,175 1,144,357
6.88%, 02/15/38 ................. 1,180 1,390,490
3.50%, 08/15/39 ................. 775 644,828
2.75%, 05/15/40 ................. 345 254,691
4.63%, 11/15/41 ................. 115 107,249
4.75%, 07/15/45 ................. 440 419,162
4.25%, 06/15/48 ................. 510 444,912
3.70%, 08/15/49 ................. 400 318,799
2.90%, 05/15/50 ................. 185 127,264
3.25%, 05/15/51 ................. 180 132,438

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.88%, 02/15/53 ................. USD 650 $ 715,431
6.05%, 02/15/63 ................. 415 465,675
71,066,488
Health Care REITs — 0.1%
Healthpeak OP LLC
3.00%, 01/15/30 ................. 458 398,573
2.88%, 01/15/31 ................. 75 63,369
5.25%, 12/15/32 ................. 545 536,151
MPT Operating Partnership LP
2.50%, 03/24/26 ................. GBP 270 280,555
5.25%, 08/01/26 ................. USD 1,055 971,040
4.63%, 08/01/29 ................. 2,981 2,367,841
3.50%, 03/15/31 ................. 3,723 2,686,877
Ventas Realty LP, 3.00%, 01/15/30 ...... 680 580,913
Welltower OP LLC
4.13%, 03/15/29 ................. 2,563 2,390,840
3.85%, 06/15/32 ................. 454 402,929
10,679,088
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00%, 10/15/26 ................. 1,065 1,034,027
6.50%, 05/15/30 ................. 1,236 1,248,039
2,282,066
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 2,090 1,965,248
7.25%, 07/15/28
(b)
................ 1,735 1,761,072
4.50%, 02/15/29
(b)
................ 1,283 1,143,473
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 847 780,299
Service Properties Trust, 7.50%, 09/15/25 .. 774 764,984
6,415,076
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 957 951,114
3.88%, 01/15/28 ................. 315 288,486
4.38%, 01/15/28 ................. 1,015 937,846
4.00%, 10/15/30 ................. 877 753,652
Accor SA, (5-Year EUR Swap Annual + 4.56%),
4.38%
(a)(c)(j)
................... EUR 1,300 1,413,484
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(b)
................ USD 1,000 1,021,590
7.25%, 04/30/30
(c)
................ EUR 1,529 1,712,657
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 774 728,940
4.75%, 06/15/31
(b)
................ 719 643,343
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 2,962 2,704,505
Burger King France SAS
(3-mo. EURIBOR at 4.75% Floor + 4.75%),
8.00%, 11/01/26
(a)(c)
............. EUR 409 450,478
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 6,219 6,185,139
8.13%, 07/01/27 ................. 6,543 6,710,978
4.63%, 10/15/29 ................. 2,814 2,477,229
7.00%, 02/15/30 ................. 5,982 6,041,947
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 2,453 2,477,768
Carnival Corp.
10.13%, 02/01/26
(c)
............... EUR 2,527 2,920,470
10.50%, 02/01/26
(b)
............... USD 2,078 2,190,451
7.63%, 03/01/26
(b)
................ 216 213,087
7.63%, 03/01/26
(c)
................ EUR 848 918,390
5.75%, 03/01/27
(b)
................ USD 4,539 4,198,622
9.88%, 08/01/27
(b)
................ 1,549 1,619,466
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.00%, 08/01/28
(b)
................ USD 3,571 $ 3,175,005
6.00%, 05/01/29
(b)
................ 4,072 3,660,277
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 12,362 13,488,784
Carnival plc, 1.00%, 10/28/29 ......... EUR 201 146,133
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... USD 666 648,849
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 3,040 2,823,401
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 3,134 3,101,984
6.50%, 10/01/28 ................. 435 421,609
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 2,577 2,492,767
4.75%, 01/15/28 ................. 1,121 1,036,228
6.75%, 05/01/31 ................. 2,277 2,225,540
Cirsa Finance International SARL
(c)
4.75%, 05/22/25 ................. EUR 1,455 1,577,536
7.88%, 07/31/28 ................. 410 453,130
(3-mo. EURIBOR + 4.50%), 8.18%,
07/31/28
(a)
................... 635 695,054
Codere Finance 2 Luxembourg SA
(i)
11.00%, (11.00% Cash or 11.00% PIK),
09/30/26
(c)(e)
.................. 1,144 1,030,999
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)(c)
.................. 282 92,354
13.62%, (13.62% Cash or 13.63% PIK),
11/30/27
(a)(b)
.................. USD 135 47,995
Codere New Holdco SA
7.50%, 11/30/27
(b)
................ EUR 156 7,247
7.50%, 11/30/27 ................. 214 17,646
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ................. GBP 619 753,387
4.50%, 08/28/27 ................. 200 220,146
Elior Group SA, 3.75%, 07/15/26
(c)
...... EUR 1,228 1,065,756
Expedia Group, Inc., 6.25%, 05/01/25
(b)
... USD 308 310,067
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 486 424,008
6.75%, 01/15/30 ................. 525 450,451
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 1,061 1,108,241
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. USD 474 469,574
5.75%, 05/01/28 ................. 1,387 1,365,936
3.75%, 05/01/29 ................. 172 153,247
4.00%, 05/01/31 ................. 1,134 989,141
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,175 1,135,336
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... EUR 1,573 1,673,159
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. USD 2,524 2,474,229
8.00%, 04/15/26 ................. 1,972 1,971,819
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 1,443 1,490,085
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
2,752 2,640,889
Lottomatica SpA
(c)
9.75%, 09/30/27 ................. EUR 669 797,169
(3-mo. EURIBOR + 4.13%), 7.59%,
06/01/28
(a)
................... 959 1,059,581
7.59%, 06/01/28
(a)
................ 209 230,920
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 1,336 1,092,921
Melco Resorts Finance Ltd.
(b)
4.88%, 06/06/25 ................. 1,200 1,145,520
5.75%, 07/21/28 ................. 400 357,500
5.38%, 12/04/29 ................. 3,057 2,590,655
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
1,959 1,905,857

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd.
(b)
5.25%, 06/18/25 ................. USD 400 $ 385,500
5.88%, 05/15/26 ................. 400 386,450
4.75%, 02/01/27 ................. 440 402,875
MGM Resorts International, 5.75%, 06/15/25 261 258,111
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(c)(i)
........... EUR 150 154,205
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 1,935 1,718,667
Motion Bondco DAC, 6.63%, 11/15/27
(b)
... 784 724,553
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,674 2,530,293
8.38%, 02/01/28 ................. 987 1,028,974
7.75%, 02/15/29 ................. 342 327,453
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,086 988,260
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
. 831 839,310
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 530,250
5.88%, 09/01/31 ................. 888 655,522
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,407,244
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 853 903,684
4.25%, 07/01/26 ................. 700 650,634
5.50%, 08/31/26 ................. 1,057 1,013,707
5.38%, 07/15/27 ................. 1,316 1,251,285
11.63%, 08/15/27 ................ 871 951,063
5.50%, 04/01/28 ................. 1,408 1,327,036
8.25%, 01/15/29 ................. 1,461 1,523,093
9.25%, 01/15/29 ................. 1,802 1,918,461
7.25%, 01/15/30 ................. 1,485 1,501,060
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 1,982 2,023,350
7.25%, 11/15/29 ................. 475 473,812
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 2,469 2,358,607
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 933 846,296
4.63%, 12/01/31 ................. 1,037 876,265
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ................. GBP 939 1,108,661
8.25%, 07/31/25 ................. 260 311,982
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... USD 954 956,528
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................. 1,156 1,080,964
7.00%, 02/15/29 ................. 262 246,935
9.13%, 07/15/31 ................. 3,484 3,582,249
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 1,040 967,439
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 1,844 1,687,621
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 2,243 2,131,801
Wynn Macau Ltd.
(b)
5.50%, 01/15/26 ................. 410 383,719
5.63%, 08/26/28 ................. 4,384 3,901,760
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 3,086 2,792,454
7.13%, 02/15/31 ................. 1,783 1,781,753
163,467,660
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 661,104
4.63%, 04/01/30 ................. 327 279,585
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 1,588 1,318,040
4.88%, 02/15/30 ................. 2,012 1,634,238
Security
Par (000)
Par (000) Value
Household Durables (continued)
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
USD 2,805 $ 2,636,757
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 1,054 1,038,190
KB Home, 7.25%, 07/15/30 ........... 516 526,640
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 1,142,985
Meritage Homes Corp., 5.13%, 06/06/27 ... 595 575,828
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
2,493 1,539,494
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 58 57,093
5.13%, 08/01/30 ................. 61 56,944
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 1,824 1,581,064
3.88%, 10/15/31 ................. 567 458,912
Tri Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,835,875
5.70%, 06/15/28 ................. 343 329,280
15,672,029
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 1,436 1,355,554
4.13%, 10/15/30 ................. 1,317 1,119,668
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,221 1,034,798
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 159 143,100
5.50%, 07/15/30 ................. 446 407,323
4,060,443
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38%, 01/15/26 ................. 2,499 2,258,769
3.95%, 07/15/30
(b)
................ 170 154,029
2.45%, 01/15/31 ................. 768 626,099
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 2,016 1,828,185
4.63%, 02/01/29 ................. 200 172,207
5.00%, 02/01/31 ................. 128 107,742
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 2,183 2,025,066
Colbun SA, 3.15%, 01/19/32
(b)
......... 2,809 2,382,369
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
786 815,774
TransAlta Corp., 7.75%, 11/15/29 ....... 824 854,900
11,225,140
Industrial Conglomerates — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... 753 753,971
Emerald Debt Merger Sub LLC
6.38%, 12/15/30
(c)
................ EUR 690 758,655
6.63%, 12/15/30
(b)
................ USD 14,838 14,745,263
16,257,889
Industrial REITs — 0.0%
Prologis LP
2.25%, 04/15/30 ................. 379 321,548
4.75%, 06/15/33 ................. 177 171,952
5.13%, 01/15/34 ................. 2,330 2,329,177
3.05%, 03/01/50 ................. 120 82,148
2,904,825
Insurance — 0.9%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 924 792,241
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 5,495 5,014,187
6.75%, 10/15/27 ................. 10,853 10,280,004
6.75%, 04/15/28 ................. 3,597 3,578,766
5.88%, 11/01/29 ................. 8,177 7,235,453

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Allianz SE
(a)(b)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 3.50% USD 10,000 $ 8,447,200
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 3.20% 3,800 2,911,664
Allstate Corp. (The), Series B, (3-mo. LIBOR
USD + 2.94%), 5.75%, 08/15/53
(a)
..... 2,800 2,783,396
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 2,933 2,690,841
Aon Corp.
3.75%, 05/02/29 ................. 285 266,025
2.05%, 08/23/31 ................. 300 239,418
2.60%, 12/02/31 ................. 1,012 838,879
5.00%, 09/12/32 ................. 747 737,717
5.35%, 02/28/33 ................. 421 424,946
Aon Global Ltd., 4.60%, 06/14/44 ....... 365 317,677
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(i)
......... 406 379,603
Aviva plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.65%), 6.88%
(a)(c)(j)
GBP 3,375 3,682,910
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(j)
................... 1,500 1,159,423
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... 1,988 2,308,926
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 1,990 1,970,918
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 5,134 5,123,544
7.25%, 06/15/30 ................. 8,041 8,193,859
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 2,110 2,152,242
10.50%, 12/15/30 ................ 1,955 1,935,456
Just Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(j)
................... GBP 550 451,563
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(j)
.............. 2,175 2,210,950
Liberty Mutual Group, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13%,
12/15/51
(b)
................... USD 4,925 3,935,521
(5-Year EUR Swap Annual + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 5,483 5,744,011
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 ................. USD 665 645,779
4.38%, 03/15/29 ................. 1,090 1,064,614
NFP Corp.
(b)
4.88%, 08/15/28 ................. 4,026 3,622,970
6.88%, 08/15/28 ................. 11,286 9,989,387
7.50%, 10/01/30 ................. 871 847,220
Progressive Corp. (The)
3.00%, 03/15/32 ................. 204 177,802
6.25%, 12/01/32 ................. 151 163,252
3.70%, 03/15/52 ................. 123 95,715
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 1,261 1,115,660
Travelers Cos., Inc. (The), 4.00%, 05/30/47 . 41 34,230
103,563,969
Interactive Media & Services — 0.0%
Alphabet, Inc., 1.90%, 08/15/40 ........ 196 133,976
Meta Platforms, Inc.
3.85%, 08/15/32 ................. 1,105 1,028,320
5.60%, 05/15/53 ................. 699 719,751
1,882,047
Security
Par (000)
Par (000) Value
IT Services — 0.3%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. USD 3,600 $ 2,856,347
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
994 857,554
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,136,297
Atos SE
(c)
0.00%, 11/06/24
(l)(m)
............... EUR 1,500 1,384,164
1.75%, 05/07/25 ................. 1,100 948,151
2.50%, 11/07/28 ................. 200 148,872
Banff Merger Sub, Inc., 8.38%, 09/01/26
(c)
.. 1,068 1,132,021
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. USD 1,003 910,724
4.00%, 07/01/29 ................. 1,892 1,712,194
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 4,407 4,043,422
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 3,067 2,545,171
5.63%, 09/15/28 ................. 1,358 1,032,991
Engineering - Ingegneria Informatica - SpA
11.13%, 05/15/28
(c)
............... EUR 1,282 1,409,559
Gartner, Inc., 4.50%, 07/01/28
(b)
........ USD 799 746,936
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 1,842 1,602,540
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 3,426 2,981,836
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 281 265,659
Twilio, Inc.
3.63%, 03/15/29 ................. 2,491 2,137,776
3.88%, 03/15/31 ................. 1,525 1,291,843
United Group BV
(c)
4.88%, 07/01/24 ................. EUR 480 521,823
(3-mo. EURIBOR + 3.25%), 6.57%,
02/15/26
(a)
................... 501 530,192
4.00%, 11/15/27 ................. 643 590,963
4.63%, 08/15/28 ................. 142 127,784
30,914,819
Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40 ................. USD 875 819,697
5.45%, 11/01/41 ................. 1,769 1,525,202
2,344,899
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
............... 521 454,187
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.. 1,037 1,059,807
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
2,590 2,382,905
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 1,902 1,548,447
5,445,346
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 349,200
ATS Corp., 4.13%, 12/15/28
(b)
......... 814 728,069
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 3,230 3,310,264
9.50%, 01/01/31 ................. 703 753,968
Daimler Truck Finance North America LLC
(b)
2.00%, 12/14/26 ................. 820 737,796
3.65%, 04/07/27 ................. 150 142,938
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 545,025
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 778 646,697
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 1,506 1,529,765
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
......... 2,542 2,364,060
IMA Industria Macchine Automatiche SpA
(c)
3.75%, 01/15/28 ................. EUR 418 418,136
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.66%, 01/15/28
(a)
.............. 790 857,747
Loxam SAS, 6.38%, 05/15/28
(c)
........ 996 1,095,369

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 533 $ 474,921
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 877 566,666
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 2,227 2,435,536
Terex Corp., 5.00%, 05/15/29
(b)
........ USD 2,775 2,582,054
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 4,503 4,182,528
Titan International, Inc., 7.00%, 04/30/28 .. 371 357,462
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................ EUR 810 773,749
7.63%, 07/15/28
(b)
................ USD 2,647 2,468,327
TK Elevator Midco GmbH
4.38%, 07/15/27
(c)
................ EUR 1,648 1,648,673
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 10,054 9,402,030
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 1,922,585
40,293,565
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
....... 1,991 2,011,826
Media — 0.9%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 1,287 1,270,013
3.00%, 01/15/28
(c)
................ 100 81,304
5.00%, 01/15/28
(b)
................ USD 2,630 2,040,778
4.25%, 08/15/29
(c)
................ EUR 471 373,701
5.75%, 08/15/29
(b)
................ USD 3,489 2,616,469
AMC Networks, Inc.
4.75%, 08/01/25 ................. 1,332 1,179,746
4.25%, 02/15/29 ................. 940 522,076
Block Communications, Inc., 4.88%, 03/01/28
(b)
670 560,879
Cable One, Inc.
0.00%, 03/15/26
(l)(m)
............... 665 546,630
4.00%, 11/15/30
(b)
................ 3,373 2,664,670
Charter Communications Operating LLC
4.50%, 02/01/24 ................. 655 649,620
2.80%, 04/01/31 ................. 355 287,144
6.38%, 10/23/35 ................. 905 888,857
6.48%, 10/23/45 ................. 41 38,260
5.75%, 04/01/48 ................. 175 149,930
5.13%, 07/01/49 ................. 1,530 1,199,806
4.80%, 03/01/50 ................. 690 522,879
3.70%, 04/01/51 ................. 395 250,686
3.90%, 06/01/52 ................. 739 483,718
5.25%, 04/01/53 ................. 640 518,505
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,764 1,756,644
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 8,598 7,895,124
7.75%, 04/15/28 ................. 1,827 1,527,792
7.50%, 06/01/29 ................. 2,648 2,107,834
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 1,674 1,306,657
Comcast Corp.
2.35%, 01/15/27 ................. 300 276,225
4.15%, 10/15/28 ................. 627 606,673
2.65%, 02/01/30 ................. 2,350 2,056,185
1.95%, 01/15/31 ................. 220 179,472
3.90%, 03/01/38 ................. 1,138 983,427
3.75%, 04/01/40 ................. 264 220,815
4.60%, 08/15/45 ................. 657 591,194
4.00%, 08/15/47 ................. 240 196,957
4.70%, 10/15/48 ................. 279 257,198
2.80%, 01/15/51 ................. 1,705 1,113,444
2.89%, 11/01/51 ................. 1,238 823,532
CSC Holdings LLC
(b)
5.50%, 04/15/27 ................. 1,664 1,426,673
11.25%, 05/15/28 ................ 5,926 5,859,332
4.13%, 12/01/30 ................. 1,221 882,814
Security
Par (000)
Par (000) Value
Media (continued)
4.50%, 11/15/31 ................. USD 2,454 $ 1,760,482
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 2,259 2,039,253
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 2,801 2,294,034
5.75%, 12/01/28
(b)
................ 323 248,554
5.13%, 06/01/29 ................. 1,478 742,695
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 4,032 4,058,522
Eutelsat SA
(c)
2.00%, 10/02/25 ................. EUR 700 704,070
1.50%, 10/13/28 ................. 1,000 839,177
GCI LLC, 4.75%, 10/15/28
(b)
.......... USD 2,329 2,024,430
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ..................... 226 163,630
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 2,809 2,627,231
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 522,546
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 2,464 2,277,660
4.25%, 01/15/29 ................. 1,806 1,532,933
4.63%, 03/15/30 ................. 405 338,823
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... 5,523 4,553,437
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 2,242 1,821,926
6.50%, 09/15/28 ................. 4,666 2,797,023
SES SA
(a)(c)(j)
(5-Year EUR Swap Annual + 5.40%), 5.63% EUR 1,026 1,119,762
(5-Year EUR Swap Annual + 3.19%), 2.88% 2,157 2,033,665
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 4,245 2,767,698
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 3,587 3,236,550
5.00%, 08/01/27 ................. 934 867,770
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,341,814
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... EUR 1,519 1,488,189
Summer BidCo BV
(c)(i)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 1,187 1,153,474
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 1,238 1,211,205
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ USD 261 250,482
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... EUR 2,968 2,007,005
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 1,000 914,200
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 2,026 1,985,676
8.00%, 08/15/28 ................. 1,764 1,777,230
7.38%, 06/30/30 ................. 919 894,477
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
2,581 2,167,636
UPC Holding BV, 3.88%, 06/15/29
(c)
..... EUR 800 725,638
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 1,652 1,725,689
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 579 509,540
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 1,508 1,324,530
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
596 526,291
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. USD 783 728,425
5.13%, 02/28/30 ................. 1,134 895,859
Ziggo BV
2.88%, 01/15/30
(c)
................ EUR 1,933 1,778,113

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
4.88%, 01/15/30
(b)
................ USD 924 $ 782,398
112,473,405
Metals & Mining — 0.5%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 1,878 1,609,916
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,250,080
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 961 973,892
6.13%, 02/15/28 ................. 2,574 2,642,036
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
. 938 956,760
ATI, Inc.
5.88%, 12/01/27 ................. 1,108 1,076,945
4.88%, 10/01/29 ................. 769 699,806
5.13%, 10/01/31 ................. 1,978 1,775,161
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 8,669 8,640,392
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 226 222,547
7.63%, 03/15/30 ................. 1,528 1,558,468
Constellium SE
(b)
5.88%, 02/15/26 ................. 503 495,662
5.63%, 06/15/28 ................. 2,235 2,129,060
3.75%, 04/15/29 ................. 3,294 2,863,836
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,594 1,406,705
First Quantum Minerals Ltd., 8.63%, 06/01/31
(b)
1,961 2,007,574
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.. 2,544 2,461,015
Freeport-McMoRan, Inc., 5.40%, 11/14/34 .. 475 461,954
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,417 1,075,120
Glencore Funding LLC, 5.70%, 05/08/33
(b)
.. 1,300 1,290,557
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
. 4,247 3,471,923
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 2,953 2,821,591
Newmont Corp., 2.80%, 10/01/29 ....... 265 229,244
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 2,341 2,195,577
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 3,902 3,545,661
4.75%, 01/30/30 ................. 3,737 3,358,662
3.88%, 08/15/31 ................. 3,301 2,748,753
Nucor Corp., 3.95%, 05/23/25 ......... 720 701,432
POSCO
(b)
5.63%, 01/17/26 ................. 1,032 1,030,008
5.75%, 01/17/28 ................. 615 621,728
5.88%, 01/17/33 ................. 299 310,542
Rio Tinto Finance USA plc, 5.00%, 03/09/33 1,511 1,520,548
Southern Copper Corp., 5.88%, 04/23/45 .. 150 152,660
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 95 88,986
5.00%, 12/15/26 ................. 1,745 1,715,404
3.25%, 10/15/50 ................. 410 271,070
Stillwater Mining Co., 4.00%, 11/16/26
(c)
... 3,010 2,707,194
Teck Resources Ltd.
6.00%, 08/15/40 ................. 340 330,014
6.25%, 07/15/41 ................. 33 32,697
5.20%, 03/01/42 ................. 776 681,955
5.40%, 02/01/43 ................. 51 46,128
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(b)
.................... 639 420,238
64,599,501
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 258 247,309
4.25%, 02/01/27 ................. 1,275 1,146,956
4.75%, 06/15/29 ................. 1,068 900,451
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 217 215,637
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
4.38%, 01/15/27 ................. USD 403 $ 357,662
2,868,015
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 4.70%,
04/24/33
(b)
.................... 728 721,106
CMS Energy Corp.
2.95%, 02/15/27 ................. 304 280,995
4.88%, 03/01/44 ................. 258 235,485
Consumers Energy Co.
4.90%, 02/15/29 ................. 2,895 2,893,553
3.60%, 08/15/32 ................. 640 575,592
4.63%, 05/15/33 ................. 404 394,323
2.50%, 05/01/60 ................. 291 165,410
Dominion Energy, Inc.
3.90%, 10/01/25 ................. 1,120 1,082,812
Series A, 1.45%, 04/15/26 .......... 975 882,516
Series C, 2.25%, 08/15/31 .......... 688 555,867
NiSource, Inc.
3.49%, 05/15/27 ................. 432 407,594
5.40%, 06/30/33 ................. 1,182 1,191,565
5.25%, 02/15/43 ................. 551 524,126
4.80%, 02/15/44 ................. 280 251,183
San Diego Gas & Electric Co.
2.95%, 08/15/51 ................. 390 263,476
5.35%, 04/01/53 ................. 1,109 1,102,350
Sempra
5.40%, 08/01/26 ................. 1,656 1,655,948
3.70%, 04/01/29 ................. 1,236 1,137,364
3.80%, 02/01/38 ................. 442 366,953
14,688,218
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 ................. 1,800 1,686,930
4.50%, 07/30/29 ................. 564 535,220
2.75%, 12/15/29 ................. 163 138,451
4.90%, 12/15/30 ................. 1,135 1,112,931
1.88%, 02/01/33 ................. 997 733,096
3.55%, 03/15/52 ................. 585 407,652
Kilroy Realty LP
4.75%, 12/15/28 ................. 750 672,446
3.05%, 02/15/30 ................. 400 317,796
5,604,522
Oil, Gas & Consumable Fuels — 2.2%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 2,845 2,823,381
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,580,567
5.75%, 01/15/28 ................. 732 703,877
Apache Corp., 5.35%, 07/01/49 ........ 1,170 969,708
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 3,564 4,443,785
8.25%, 12/31/28 ................. 2,157 2,142,136
5.88%, 06/30/29 ................. 4,400 3,971,860
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 817 827,891
BP Capital Markets America, Inc.
3.54%, 04/06/27 ................. 338 323,116
3.59%, 04/14/27 ................. 339 324,640
4.23%, 11/06/28 ................. 238 231,927
3.63%, 04/06/30 ................. 657 611,105
1.75%, 08/10/30 ................. 261 213,265
3.06%, 06/17/41 ................. 2,020 1,519,196
Buckeye Partners LP
5.85%, 11/15/43 ................. 1,712 1,324,095
5.60%, 10/15/44 ................. 503 372,220

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.
8.25%, 07/15/25 ................. USD 265 $ 265,000
6.38%, 07/01/26 ................. 2,437 2,387,840
8.00%, 08/01/28
(b)
................ 3,435 3,482,839
7.50%, 06/15/30
(b)
................ 3,617 3,511,446
Cameron LNG LLC
(b)
2.90%, 07/15/31 ................. 176 151,518
3.30%, 01/15/35 ................. 707 589,583
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 490 349,842
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,895 1,894,622
5.13%, 06/30/27 ................. 1,126 1,114,235
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 2,491 2,315,856
3.25%, 01/31/32 ................. 5,305 4,414,493
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 71 67,902
6.75%, 04/15/29 ................. 716 712,810
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,698,303
6.38%, 06/15/26 ................. 1,383 1,341,510
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 ................. 4,324 4,447,493
8.75%, 07/01/31 ................. 3,399 3,517,965
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
1,681 1,457,023
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 740 733,741
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 2,499 2,330,989
5.88%, 01/15/30 ................. 1,355 1,199,426
ConocoPhillips, 4.88%, 10/01/47 ....... 183 171,281
ConocoPhillips Co., 3.80%, 03/15/52 ..... 377 303,555
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
.................... 723 670,221
Coterra Energy, Inc., 3.90%, 05/15/27 .... 70 66,693
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 5,250 4,774,976
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 3,369 3,320,217
9.25%, 02/15/28 ................. 2,424 2,465,693
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 1,243 1,180,850
6.00%, 02/01/29 ................. 2,097 1,976,423
7.38%, 02/01/31 ................. 715 713,185
CrownRock LP
(b)
5.63%, 10/15/25 ................. 5,722 5,636,170
5.00%, 05/01/29 ................. 147 138,230
Cullinan Holdco Scsp, 4.63%, 10/15/26
(c)
.. EUR 1,664 1,512,138
DCP Midstream Operating LP, 3.25%, 02/15/32 USD 2,689 2,279,949
Devon Energy Corp.
5.25%, 10/15/27 ................. 1,257 1,243,413
4.50%, 01/15/30 ................. 451 426,842
4.75%, 05/15/42 ................. 523 449,141
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 140 127,577
3.13%, 03/24/31 ................. 577 500,604
6.25%, 03/15/33 ................. 1,275 1,331,870
4.25%, 03/15/52 ................. 400 310,675
6.25%, 03/15/53 ................. 386 395,149
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 2,732 2,422,255
4.38%, 06/15/31 ................. 1,138 987,944
Earthstone Energy Holdings LLC
(b)
8.00%, 04/15/27 ................. 2,217 2,193,964
9.88%, 07/15/31 ................. 1,645 1,697,847
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 2,394 2,018,764
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.39%, 11/30/46 ................. USD 2,558 $ 1,992,989
Enbridge, Inc.
4.00%, 10/01/23 ................. 500 498,292
0.55%, 10/04/23 ................. 355 351,721
2.50%, 01/15/25 ................. 1,040 993,935
4.25%, 12/01/26 ................. 500 483,854
3.70%, 07/15/27 ................. 419 396,582
3.13%, 11/15/29 ................. 125 110,782
5.70%, 03/08/33 ................. 2,075 2,103,465
2.50%, 08/01/33 ................. 440 344,999
4.50%, 06/10/44 ................. 162 134,595
4.00%, 11/15/49 ................. 113 87,326
Series 16-A, (3-mo. LIBOR USD + 3.89%),
6.00%, 01/15/77
(a)
.............. 13,675 12,917,789
Energian Israel Finance Ltd., 8.50%, 09/30/33
(b)
(c)
......................... 2,287 2,295,005
Energy Transfer LP
5.88%, 01/15/24 ................. 1,640 1,638,071
4.90%, 02/01/24 ................. 245 243,184
2.90%, 05/15/25 ................. 600 571,710
5.55%, 02/15/28 ................. 845 848,274
5.25%, 04/15/29 ................. 270 267,547
5.95%, 10/01/43 ................. 220 207,306
5.15%, 03/15/45 ................. 1,250 1,078,875
6.13%, 12/15/45 ................. 150 143,478
5.40%, 10/01/47 ................. 200 176,882
6.00%, 06/15/48 ................. 495 470,409
6.25%, 04/15/49 ................. 2,305 2,263,878
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 2,881 2,816,488
6.50%, 09/01/30 ................. 1,675 1,685,939
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 431 414,880
4.85%, 07/15/26 ................. 1,641 1,594,724
5.60%, 04/01/44 ................. 1,173 965,274
5.45%, 06/01/47 ................. 427 353,206
EnQuest plc, 11.63%, 11/01/27
(b)
....... 305 287,115
Enterprise Products Operating LLC
6.45%, 09/01/40 ................. 150 161,566
4.85%, 08/15/42 ................. 105 96,191
4.45%, 02/15/43 ................. 747 654,313
4.85%, 03/15/44 ................. 510 465,416
4.80%, 02/01/49 ................. 575 520,506
4.20%, 01/31/50 ................. 930 768,968
3.30%, 02/15/53 ................. 640 452,158
EOG Resources, Inc., 4.95%, 04/15/50 ... 136 132,953
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 844 837,957
4.13%, 12/01/26 ................. 178 167,151
6.50%, 07/01/27
(b)
................ 3,159 3,143,972
4.50%, 01/15/29
(b)
................ 138 126,112
7.50%, 06/01/30
(b)
................ 681 702,254
4.75%, 01/15/31
(b)
................ 1,962 1,751,678
EQT Corp., 5.70%, 04/01/28 .......... 325 325,035
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 544 541,816
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
.................... 1,498 1,205,281
Genesis Energy LP
6.50%, 10/01/25 ................. 1,569 1,554,306
7.75%, 02/01/28 ................. 964 937,529
8.88%, 04/15/30 ................. 1,142 1,139,070
GNL Quintero SA, 4.63%, 07/31/29
(c)
..... 1,373 1,325,811
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 335,764
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 1,178 1,092,702

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. USD 569 $ 559,206
Hess Corp.
4.30%, 04/01/27 ................. 1,352 1,304,864
6.00%, 01/15/40 ................. 742 740,363
5.60%, 02/15/41 ................. 79 75,395
5.80%, 04/01/47 ................. 713 696,400
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 1,086 952,965
HF Sinclair Corp., 2.63%, 10/01/23 ...... 885 879,442
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 608 582,018
5.75%, 02/01/29 ................. 1,517 1,403,225
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 2,707 2,315,151
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 941 742,590
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 886 965,138
5.50%, 03/01/44 ................. 155 141,973
5.40%, 09/01/44 ................. 850 757,276
Kinder Morgan, Inc., 5.55%, 06/01/45 .... 775 723,612
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 1,198 1,151,578
Leviathan Bond Ltd., 6.75%, 06/30/30
(b)(c)
.. 1,855 1,737,449
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 268 262,640
Marathon Oil Corp., 4.40%, 07/15/27 ..... 662 633,957
Marathon Petroleum Corp.
6.50%, 03/01/41 ................. 100 103,550
4.75%, 09/15/44 ................. 49 41,366
5.00%, 09/15/54 ................. 100 83,237
Matador Resources Co.
5.88%, 09/15/26 ................. 1,590 1,547,275
6.88%, 04/15/28
(b)
................ 1,310 1,301,887
MPLX LP
1.75%, 03/01/26 ................. 1,160 1,058,380
4.13%, 03/01/27 ................. 900 864,889
4.25%, 12/01/27 ................. 790 755,391
4.00%, 03/15/28 ................. 425 401,818
5.50%, 02/15/49 ................. 170 155,138
4.95%, 03/14/52 ................. 1,345 1,142,432
5.65%, 03/01/53 ................. 130 121,791
Murphy Oil Corp.
5.75%, 08/15/25 ................. 119 117,186
5.87%, 12/01/42
(e)
................ 150 128,152
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,284 1,274,565
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 5,550 5,285,335
6.50%, 09/30/26 ................. 6,864 6,298,113
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,563 2,539,583
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................. 4,296 4,263,780
8.75%, 06/15/31 ................. 1,888 1,902,249
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 48 45,710
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 738,840
6.38%, 10/01/30 ................. 47 45,329
Occidental Petroleum Corp.
7.50%, 05/01/31 ................. 1,400 1,537,200
6.45%, 09/15/36 ................. 2,000 2,099,700
4.63%, 06/15/45 ................. 138 106,984
4.20%, 03/15/48 ................. 330 249,671
Ovintiv, Inc.
5.65%, 05/15/25 ................. 1,700 1,696,417
5.65%, 05/15/28 ................. 2,394 2,378,760
PDC Energy, Inc.
6.13%, 09/15/24 ................. 568 566,580
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.75%, 05/15/26 ................. USD 126 $ 126,718
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 1,058 1,015,680
7.75%, 02/15/26 ................. 4,026 4,065,624
6.88%, 04/01/27 ................. 1,826 1,807,740
5.88%, 07/01/29 ................. 2,915 2,778,142
Phillips 66, 3.30%, 03/15/52 .......... 810 558,781
Pioneer Natural Resources Co.
1.13%, 01/15/26 ................. 1,880 1,703,704
5.10%, 03/29/26 ................. 390 388,678
1.90%, 08/15/30 ................. 670 546,888
Plains All American Pipeline LP
6.65%, 01/15/37 ................. 40 40,955
5.15%, 06/01/42 ................. 657 555,052
4.30%, 01/31/43 ................. 430 325,402
Puma International Financing SA
(c)
5.13%, 10/06/24 ................. 829 820,080
5.00%, 01/24/26 ................. 1,346 1,225,695
Repsol International Finance BV
(a)(c)(j)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 100 103,491
(5-Year EUR Swap Annual + 4.41%), 4.25% 1,416 1,420,321
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 2,347 2,149,258
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 420 385,736
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 175 174,660
5.63%, 03/01/25 ................. 1,105 1,101,961
5.00%, 03/15/27 ................. 691 684,390
SM Energy Co.
5.63%, 06/01/25 ................. 1,007 986,833
6.75%, 09/15/26 ................. 234 229,905
6.63%, 01/15/27 ................. 245 240,964
6.50%, 07/15/28 ................. 2,004 1,958,865
Southwestern Energy Co.
5.70%, 01/23/25
(e)
................ 309 307,059
5.38%, 02/01/29 ................. 1,850 1,746,910
Spectra Energy Partners LP, 5.95%, 09/25/43 100 98,091
Sunoco LP, 5.88%, 03/15/28 .......... 911 886,049
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 78 78,136
6.00%, 03/01/27 ................. 482 456,759
5.50%, 01/15/28 ................. 260 239,200
6.00%, 12/31/30 ................. 1,094 971,094
6.00%, 09/01/31 ................. 1,126 979,576
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
6,945 7,172,814
Targa Resources Corp., 6.25%, 07/01/52 .. 728 723,053
Targa Resources Partners LP, 4.00%, 01/15/32 474 415,584
TerraForm Power Operating LLC, 5.00%,
01/31/28
(b)
.................... 1,080 1,002,270
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 ................ 443 394,659
Valero Energy Corp.
4.35%, 06/01/28 ................. 253 243,905
4.00%, 06/01/52 ................. 90 68,237
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 4,764 4,125,181
4.13%, 08/15/31 ................. 3,877 3,288,601
3.88%, 11/01/33 ................. 1,837 1,490,774
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 1,373 1,273,117
Western Midstream Operating LP
6.15%, 04/01/33 ................. 425 431,048
5.45%, 04/01/44 ................. 1,263 1,102,737
5.30%, 03/01/48 ................. 389 333,464
5.50%, 08/15/48 ................. 856 733,960
5.50%, 02/01/50
(e)
................ 3,207 2,719,792

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The)
4.55%, 06/24/24 ................. USD 3,495 $ 3,455,289
3.75%, 06/15/27 ................. 902 855,343
273,324,689
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28
(c)
.. EUR 1,100 1,008,524
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ..................... USD 325 300,015
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... 187 172,575
Suzano Austria GmbH
2.50%, 09/15/28 ................. 390 332,612
Series DM3N, 3.13%, 01/15/32 ....... 2,435 1,952,334
3,766,060
Passenger Airlines — 0.3%
Air Canada, 3.88%, 08/15/26
(b)
......... 2,746 2,548,179
Air France-KLM
(c)
1.88%, 01/16/25 ................. EUR 500 523,049
8.13%, 05/31/28 ................. 800 929,132
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... USD 935 922,418
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 7,333 8,082,025
5.50%, 04/20/26 ................. 1,192 1,173,920
7.25%, 02/15/28 ................. 387 384,212
5.75%, 04/20/29 ................. 3,326 3,220,356
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 3,031 2,637,144
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
1,328 1,329,660
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
.... 319 308,638
Deutsche Lufthansa AG
(c)
2.88%, 05/16/27 ................. EUR 200 202,315
3.50%, 07/14/29 ................. 1,100 1,102,087
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 2,270 2,142,715
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(c)
............... EUR 600 582,497
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 2,650 2,649,581
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 1,929 1,945,712
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 252 243,357
Series 2020-1, Class A, 5.88%, 10/15/27 1,368 1,360,911
Series 2023-1, Class A, 5.80%, 01/15/36 2,025 2,058,169
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 2,629 2,489,236
4.63%, 04/15/29 ................. 3,450 3,121,097
VistaJet Malta Finance plc
(b)
7.88%, 05/01/27 ................. 273 253,131
6.38%, 02/01/30 ................. 2,393 2,025,603
42,235,144
Personal Care Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(c)
................ EUR 999 1,068,195
4.75%, 04/15/26
(c)
................ 200 214,873
4.75%, 01/15/29
(b)
................ USD 141 130,767
6.63%, 07/15/30
(b)
................ 1,331 1,342,646
2,756,481
Pharmaceuticals — 0.4%
Bayer AG, (5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(a)(c)
.............. EUR 3,600 3,751,819
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. USD 1,525 1,479,461
4.38%, 12/15/28 ................. 1,480 1,416,390
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................ 1,235 1,156,904
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.38%, 03/01/28
(c)
................ EUR 1,715 $ 1,582,262
3.13%, 02/15/29
(b)
................ USD 1,049 875,329
3.50%, 04/01/30
(b)
................ 1,146 959,775
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................ EUR 692 704,056
5.50%, 01/15/28
(b)
................ USD 1,550 1,411,384
7.50%, 05/15/30
(c)
................ EUR 581 650,733
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ................. 205 214,691
4.13%, 05/15/28 ................. 835 868,532
6.75%, 05/15/30 ................. 1,612 1,841,074
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 800 711,291
Merck & Co., Inc.
2.15%, 12/10/31 ................. 2,225 1,837,141
2.75%, 12/10/51 ................. 345 232,742
5.00%, 05/17/53 ................. 632 634,029
Organon & Co.
2.88%, 04/30/28
(c)
................ EUR 982 951,303
4.13%, 04/30/28
(b)
................ USD 1,919 1,719,696
5.13%, 04/30/31
(b)
................ 2,602 2,205,685
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 ................. 1,535 1,519,426
4.75%, 05/19/33 ................. 1,821 1,808,960
5.11%, 05/19/43 ................. 20 19,850
5.30%, 05/19/53 ................. 2,315 2,378,746
Pfizer, Inc.
2.55%, 05/28/40 ................. 45 32,819
5.60%, 09/15/40 ................. 140 147,888
4.30%, 06/15/43 ................. 5 4,611
Pharmacia LLC, 6.60%, 12/01/28
(e)
...... 300 324,361
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 826 551,029
Rossini SARL, 6.75%, 10/30/25
(c)
....... EUR 1,312 1,452,598
Takeda Pharmaceutical Co. Ltd., 3.18%,
07/09/50 ..................... USD 804 561,101
Teva Pharmaceutical Finance Netherlands II
BV
4.50%, 03/01/25 ................. EUR 191 207,182
3.75%, 05/09/27 ................. 440 438,135
7.38%, 09/15/29 ................. 2,901 3,244,416
4.38%, 05/09/30 ................. 377 354,461
7.88%, 09/15/31 ................. 524 598,343
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. USD 849 843,269
7.13%, 01/31/25 ................. 400 401,464
3.15%, 10/01/26 ................. 4,153 3,734,004
4.75%, 05/09/27 ................. 736 681,933
6.75%, 03/01/28 ................. 200 197,250
7.88%, 09/15/29 ................. 1,799 1,864,700
8.13%, 09/15/31 ................. 1,629 1,719,361
Wyeth LLC, 5.95%, 04/01/37 .......... 505 548,682
48,838,886
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 696 618,117
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 5,199 4,276,177
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 3,836 3,376,491
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 36 32,940
Korn Ferry, 4.63%, 12/15/27
(b)
......... 1,665 1,565,565
La Financiere Atalian SASU
(c)
5.13%, 05/15/25 ................. EUR 1,255 972,810
6.63%, 05/15/25 ................. GBP 150 135,262

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 1,231 $ 1,157,135
12,134,497
Real Estate Management & Development — 0.2%
Adler Financing SARL, 12.50%, (12.50% Cash
or 12.50% PIK), 06/30/25
(i)
.......... EUR 2,168 2,416,442
Agps Bondco plc
(c)
6.00%, 08/05/25
(f)(k)
............... 600 252,335
5.50%, 11/13/26
(f)(k)
............... 1,000 357,338
5.00%, 01/14/29 ................. 400 125,343
Aroundtown SA
(a)(c)(j)
(5-Year GBP Swap + 4.38%), 4.75% ... GBP 329 155,251
(5-Year EUR Swap Annual + 3.98%), 3.38% EUR 1,100 511,002
ATF Netherlands BV, (5-Year EUR Swap
Annual + 4.38%), 7.08%
(a)(c)(j)
........ 1,000 486,529
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... USD 2,667 2,444,679
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 1,200 896,688
DIC Asset AG, 2.25%, 09/22/26
(c)
....... 900 534,218
Fantasia Holdings Group Co. Ltd.
(c)(f)(k)
15.00%, 12/18/21 ................ USD 1,735 91,088
11.75%, 04/17/22 ................ 2,039 107,048
7.95%, 07/05/22 ................. 1,650 95,865
12.25%, 10/18/22 ................ 3,269 171,622
9.88%, 10/19/23 ................. 2,640 138,600
10.88%, 01/09/24 ................ 1,345 70,612
11.88%, 06/01/24 ................ 1,500 78,750
9.25%, 07/28/24 ................. 3,540 185,850
Fastighets AB Balder, (5-Year EUR Swap
Annual + 3.19%), 2.87%, 06/02/81
(a)(c)
... EUR 397 288,091
Heimstaden Bostad AB
(a)(c)(j)
(5-Year EUR Swap Annual + 3.91%), 3.38% 400 214,218
(5-Year EUR Swap Annual + 3.15%), 2.63% 1,725 856,775
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 523 479,853
4.13%, 02/01/29 ................. 1,028 868,670
4.38%, 02/01/31 ................. 270 222,151
JGC Ventures Pte. Ltd.
(i)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 118 22,696
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(f)(k)
................. 1,502 356,211
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(c)(j)
........ 2,389 2,322,586
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ................. 1,723 1,676,962
3.93%, 02/28/30 ................. 2,507 2,339,131
Modern Land China Co. Ltd.
(a)(c)(f)(i)(k)
9.00%, (9.00% Cash or 11.00% PIK),
12/30/25 .................... 209 5,631
9.00%, (9.00% Cash or 11.00% PIK),
12/30/26 .................... 209 5,632
Modernland Overseas Pte. Ltd.
(c)
Series 2, 4.00%, 04/30/27 .......... 60 14,625
4.00%, (4.00% Cash or 3.00% PIK),
04/30/27
(f)(i)(k)
.................. 1,450 351,213
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 2,618 1,937,207
5.25%, 04/15/30 ................. 446 321,351
SBB Treasury OYJ
(c)
0.75%, 12/14/28 ................. EUR 2,263 1,412,359
1.13%, 11/26/29 ................. 560 340,705
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Sunac China Holdings Ltd., 7.00%, 07/09/25
(c)(f)
(k)
......................... USD 1,440 $ 180,000
23,335,327
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 02/15/33 506 505,581
Camden Property Trust, 3.15%, 07/01/29 .. 273 245,121
Invitation Homes Operating Partnership LP,
5.50%, 08/15/33 ................ 1,730 1,706,507
Mid-America Apartments LP
3.60%, 06/01/27 ................. 412 389,111
3.95%, 03/15/29 ................. 41 38,710
UDR, Inc.
3.20%, 01/15/30 ................. 118 104,839
3.00%, 08/15/31 ................. 205 173,408
2.10%, 08/01/32 ................. 85 64,323
3,227,600
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 1,671 1,445,415
Kimco Realty OP LLC, 4.60%, 02/01/33 ... 1,020 948,856
Realty Income Corp.
3.88%, 04/15/25 ................. 450 438,003
3.00%, 01/15/27 ................. 370 343,757
3.95%, 08/15/27 ................. 518 492,946
3.40%, 01/15/28 ................. 113 104,652
4.85%, 03/15/30 ................. 660 641,261
5.63%, 10/13/32 ................. 1,177 1,195,246
Regency Centers LP
2.95%, 09/15/29 ................. 1,075 924,578
3.70%, 06/15/30 ................. 2,245 2,014,506
8,549,220
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG
(c)(l)
0.00%, 03/05/25
(m)
............... EUR 600 506,320
2.13%, 11/03/27 ................. 600 465,252
Analog Devices, Inc.
1.70%, 10/01/28 ................. USD 406 349,103
2.80%, 10/01/41 ................. 253 185,898
Broadcom, Inc.
4.15%, 11/15/30 ................. 340 312,582
4.15%, 04/15/32
(b)
................ 699 632,024
3.42%, 04/15/33
(b)
................ 942 787,879
3.19%, 11/15/36
(b)
................ 260 196,597
4.93%, 05/15/37
(b)
................ 3,184 2,893,086
Entegris Escrow Corp.
(b)
4.75%, 04/15/29 ................. 11,062 10,319,728
5.95%, 06/15/30 ................. 874 838,156
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 595 541,251
Intel Corp.
4.15%, 08/05/32 ................. 305 289,308
5.20%, 02/10/33 ................. 125 126,448
2.80%, 08/12/41 ................. 115 81,138
5.63%, 02/10/43 ................. 535 541,730
5.70%, 02/10/53 ................. 1,100 1,121,512
5.90%, 02/10/63 ................. 780 806,321
KLA Corp.
4.10%, 03/15/29 ................. 944 910,365
5.00%, 03/15/49 ................. 367 353,753
3.30%, 03/01/50 ................. 840 622,662
Lam Research Corp.
3.75%, 03/15/26 ................. 765 743,231
4.88%, 03/15/49 ................. 385 369,265
NVIDIA Corp., 3.50%, 04/01/40 ........ 685 582,888

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV
4.30%, 06/18/29 ................. USD 3,570 $ 3,362,654
2.65%, 02/15/32 ................. 590 478,198
QUALCOMM, Inc., 4.30%, 05/20/47 ..... 690 616,952
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 1,764 1,517,125
Texas Instruments, Inc., 2.70%, 09/15/51 .. 136 92,932
TSMC Arizona Corp., 4.50%, 04/22/52 .... 535 500,674
31,145,032
Software — 0.9%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 177,498
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 1,418 1,378,595
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
10,844 9,188,238
Autodesk, Inc.
3.50%, 06/15/27 ................. 743 701,683
2.40%, 12/15/31 ................. 1,371 1,124,068
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 2,080 2,269,085
7.13%, 10/02/25
(b)
................ USD 3,366 3,385,141
9.13%, 03/01/26
(b)
................ 4,711 4,710,383
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 3,293 3,105,822
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 1,840 1,821,618
Cedacri Mergeco SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 7.95%, 05/15/28
(a)(c)
EUR 865 913,738
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... USD 3,342 3,305,184
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 5,478 4,882,938
4.88%, 07/01/29 ................. 4,578 4,066,645
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 19,493 17,544,435
9.00%, 09/30/29 ................. 8,470 7,586,102
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 866,432
6.50%, 10/15/28 ................. 623 538,897
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 300 259,003
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,352,038
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 1,425 1,307,833
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 648 561,068
McAfee Corp., 7.38%, 02/15/30
(b)
....... 5,029 4,345,443
Microsoft Corp.
3.45%, 08/08/36 ................. 538 485,698
4.45%, 11/03/45 ................. 356 348,926
2.92%, 03/17/52 ................. 2,358 1,722,633
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,587 3,210,757
NCR Corp.
(b)
5.00%, 10/01/28 ................. 1,212 1,096,361
5.13%, 04/15/29 ................. 867 775,314
Open Text Corp., 6.90%, 12/01/27
(b)
..... 4,486 4,584,118
Oracle Corp.
5.80%, 11/10/25 ................. 245 248,099
2.95%, 04/01/30 ................. 2,620 2,286,222
3.85%, 07/15/36 ................. 850 713,627
6.50%, 04/15/38 ................. 281 298,948
5.38%, 07/15/40 ................. 850 809,600
3.65%, 03/25/41 ................. 370 285,313
4.13%, 05/15/45 ................. 485 381,510
4.00%, 07/15/46 ................. 350 269,112
4.00%, 11/15/47 ................. 435 334,287
3.60%, 04/01/50 ................. 1,800 1,279,034
3.95%, 03/25/51 ................. 942 707,262
5.55%, 02/06/53 ................. 220 210,965
4.38%, 05/15/55 ................. 130 102,882
3.85%, 04/01/60 ................. 190 132,532
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 860 830,868
Roper Technologies, Inc., 3.65%, 09/15/23 . 350 349,015
Security
Par (000)
Par (000) Value
Software (continued)
Salesforce, Inc.
2.70%, 07/15/41 ................. USD 620 $ 451,103
2.90%, 07/15/51 ................. 363 250,731
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
4,682 4,523,189
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 800 655,952
VMware, Inc., 2.20%, 08/15/31 ........ 2,745 2,151,653
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
4,418 3,794,770
109,682,368
Specialized REITs — 0.2%
American Tower Corp.
2.95%, 01/15/25 ................. 1,060 1,019,129
3.38%, 10/15/26 ................. 995 935,945
3.95%, 03/15/29 ................. 615 569,497
2.10%, 06/15/30 ................. 1,865 1,506,409
2.70%, 04/15/31 ................. 1,280 1,058,077
2.30%, 09/15/31 ................. 247 196,343
5.65%, 03/15/33 ................. 770 777,333
Crown Castle, Inc.
4.30%, 02/15/29 ................. 715 675,389
3.10%, 11/15/29 ................. 200 175,121
2.10%, 04/01/31 ................. 427 340,182
2.50%, 07/15/31 ................. 1,200 978,580
5.10%, 05/01/33 ................. 812 791,008
2.90%, 04/01/41 ................. 458 314,890
Equinix, Inc.
1.45%, 05/15/26 ................. 500 448,420
2.90%, 11/18/26 ................. 575 529,906
2.15%, 07/15/30 ................. 159 128,802
2.50%, 05/15/31 ................. 250 203,883
3.00%, 07/15/50 ................. 225 145,311
2.95%, 09/15/51 ................. 265 167,111
3.40%, 02/15/52 ................. 500 346,408
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 ................. 2,454 2,462,442
5.63%, 07/15/32 ................. 635 572,073
Public Storage
5.10%, 08/01/33 ................. 430 430,359
5.35%, 08/01/53 ................. 330 329,776
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,838 1,693,296
3.13%, 02/01/29 ................. 3,236 2,728,265
Weyerhaeuser Co., 4.75%, 05/15/26 ..... 1,705 1,681,302
21,205,257
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... 1,388 1,153,838
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 234 214,153
4.75%, 03/01/30 ................. 231 204,009
5.00%, 02/15/32
(b)
................ 517 450,568
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
.................... GBP 1,322 1,356,158
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. USD 1,121 1,104,628
8.50%, 10/30/25 ................. 2,652 2,626,037
Goldstory SAS, 5.38%, 03/01/26
(c)
...... EUR 2,324 2,453,131
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. USD 2,639 2,357,155
Home Depot, Inc. (The)
5.95%, 04/01/41 ................. 200 218,114
3.90%, 06/15/47 ................. 160 134,834
4.50%, 12/06/48 ................. 455 418,541
3.35%, 04/15/50 ................. 710 536,751
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 622,934
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 2,213 1,930,812

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... USD 999 $ 860,278
Lowe's Cos., Inc.
2.80%, 09/15/41 ................. 220 154,931
3.70%, 04/15/46 ................. 735 565,786
3.00%, 10/15/50 ................. 675 441,755
3.50%, 04/01/51 ................. 130 92,603
4.25%, 04/01/52 ................. 1,240 1,003,641
5.63%, 04/15/53 ................. 805 799,916
4.45%, 04/01/62 ................. 320 257,123
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,241,012
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 987 941,422
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 3,967 3,869,650
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 873 830,830
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 3,500 3,168,741
6.13%, 07/01/29 ................. 2,418 2,121,669
6.00%, 12/01/29 ................. 3,995 3,465,662
Staples, Inc., 7.50%, 04/15/26
(b)
........ 1,261 1,041,768
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 7,475 6,734,315
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
........... 1,851 1,783,448
45,156,213
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 ................. 1,400 1,234,318
4.50%, 02/23/36 ................. 580 587,266
3.85%, 05/04/43 ................. 189 167,877
3.45%, 02/09/45 ................. 225 187,516
3.85%, 08/04/46 ................. 350 304,344
2.65%, 05/11/50 ................. 990 680,924
2.65%, 02/08/51 ................. 1,460 998,911
2.70%, 08/05/51 ................. 370 255,712
3.95%, 08/08/52 ................. 921 807,208
Dell International LLC, 6.02%, 06/15/26 ... 456 462,292
HP, Inc.
2.20%, 06/17/25 ................. 1,250 1,176,509
3.00%, 06/17/27 ................. 1,018 942,539
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 1,822 1,909,693
8.50%, 07/15/31 ................. 2,441 2,548,453
12,263,562
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. 1,677 1,425,903
4.13%, 08/15/31 ................. 40 32,210
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c)(f)(k)(l)
............ EUR 1,300 1,214,313
Hanesbrands, Inc.
(b)
4.88%, 05/15/26 ................. USD 762 714,420
9.00%, 02/15/31 ................. 3,252 3,325,083
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 747 638,685
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 1,404 1,368,755
8,719,369
Tobacco — 0.1%
Altria Group, Inc.
5.95%, 02/14/49 ................. 1,142 1,085,128
3.70%, 02/04/51 ................. 324 216,857
BAT Capital Corp.
3.46%, 09/06/29 ................. 1,350 1,183,449
6.42%, 08/02/33 ................. 1,215 1,215,000
4.39%, 08/15/37 ................. 565 446,510
4.54%, 08/15/47 ................. 488 363,042
Security
Par (000)
Par (000) Value
Tobacco (continued)
4.76%, 09/06/49 ................. USD 165 $ 125,265
7.08%, 08/02/53 ................. 320 320,281
BAT International Finance plc, 4.45%, 03/16/28 502 480,307
Philip Morris International, Inc., 5.63%,
11/17/29 ..................... 683 698,723
6,134,562
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 07/01/25 ................. 1,151 1,098,141
2.88%, 01/15/26 ................. 3,788 3,543,057
3.75%, 06/01/26 ................. 115 109,694
Aircastle Ltd., 6.50%, 07/18/28
(b)
........ 697 698,038
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
2,432 2,129,668
Beacon Roofing Supply, Inc.
(b)
4.13%, 05/15/29 ................. 1,313 1,159,839
6.50%, 08/01/30 ................. 1,319 1,322,297
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 2,467 2,443,587
9.75%, 08/01/27 ................. 1,358 1,413,902
5.50%, 05/01/28 ................. 3,357 3,103,846
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 548 474,630
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 286,450
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 2,347 2,255,342
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 3,335 2,928,233
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 8,873 8,862,602
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 2,308 2,334,485
7.25%, 06/15/28 ................. 2,908 2,965,520
37,129,331
Transportation Infrastructure — 0.0%
(c)
Abertis Infraestructuras Finance BV
(a)(j)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 600 601,976
(5-Year EUR Swap Annual + 3.69%), 3.25% 2,100 2,106,917
Mundys SpA
1.63%, 02/03/25 ................. 134 140,713
1.88%, 02/12/28 ................. 809 773,861
Stena International SA, 7.25%, 02/15/28 ... 495 560,880
4,184,347
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(c)
.................... GBP 387 340,720
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,300 1,191,320
4.38%, 04/22/49 ................. 550 469,706
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 7,289 6,988,102
Kenbourne Invest SA, 4.70%, 01/22/28
(c)
.. 787 555,457
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 882 887,821
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(i)
........ 1,968 669,130
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. 1,120 997,563
4.50%, 04/27/31 ................. 1,727 1,374,485
Rogers Communications, Inc.
3.80%, 03/15/32 ................. 1,765 1,533,918
4.30%, 02/15/48 ................. 838 643,233
4.35%, 05/01/49 ................. 351 273,944
3.70%, 11/15/49 ................. 270 188,332
4.55%, 03/15/52 ................. 1,972 1,561,752

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
SoftBank Group Corp.
(c)
2.13%, 07/06/24 ................. EUR 1,370 $ 1,457,360
4.50%, 04/20/25 ................. 553 598,903
4.75%, 07/30/25 ................. 1,083 1,174,386
3.13%, 09/19/25 ................. 1,130 1,176,387
5.00%, 04/15/28 ................. 247 260,374
4.00%, 09/19/29 ................. 1,549 1,496,775
3.88%, 07/06/32 ................. 1,445 1,279,566
Telefonica Europe BV
(a)(c)(j)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,600 1,640,454
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 1,024,184
(7-Year EUR Swap Annual + 3.35%), 6.14% 3,300 3,564,854
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 1,615 1,492,333
2.05%, 02/15/28 ................. 1,200 1,046,740
2.55%, 02/15/31 ................. 525 436,272
3.50%, 04/15/31 ................. 827 726,961
2.70%, 03/15/32 ................. 249 204,613
4.38%, 04/15/40 ................. 475 419,126
3.00%, 02/15/41 ................. 880 637,247
4.50%, 04/15/50 ................. 109 93,142
3.30%, 02/15/51 ................. 925 644,265
3.40%, 10/15/52 ................. 1,290 905,917
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................ GBP 1,259 1,312,606
4.25%, 01/31/31
(b)
................ USD 493 408,238
4.50%, 07/15/31
(c)
................ GBP 2,642 2,678,650
4.75%, 07/15/31
(b)
................ USD 1,166 984,243
Vodafone Group plc
(a)
(5-Year EUR Swap Annual + 3.43%),
4.20%, 10/03/78
(c)
.............. EUR 439 448,910
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78
(c)
................... GBP 2,384 2,865,142
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80
(c)
.............. EUR 785 786,127
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 3.25%,
06/04/81 .................... USD 7,145 6,308,491
(5-Year EUR Swap Annual + 3.49%),
6.50%, 08/30/84
(c)
.............. EUR 1,614 1,800,325
55,207,354
Total Corporate Bonds — 26.5%
(Cost: $3,477,719,931) ........................... 3,248,189,529
Equity-Linked Notes
Aerospace & Defense — 0.1%
Barclays Bank plc (L3Harris Technologies,
Inc.), 15.29%, 09/28/23 ............. USD 37 7,035,391
Mizuho Markets Cayman LP (RTX Corp.),
13.70%, 08/24/23 ................ 55 4,814,273
11,849,664
Automobile Components — 0.1%
BNP Paribas Issuance BV (Lear Corp.),
15.79%, 08/02/23
(b)
............... 29 3,861,936
Mizuho Markets Cayman LP (Lear Corp.),
23.20%, 10/12/23 ................ 32 4,919,267
Royal Bank of Canada (BorgWarner, Inc.),
15.09%, 08/03/23
(b)
............... 68 3,144,848
11,926,051
Security
Par (000)
Par (000) Value
Automobiles — 0.1%
BNP Paribas SA (Ford Motor Co.),
13.67%, 09/19/23
(b)
............... USD 297 $ 3,925,837
Citigroup, Inc. (General Motors Co.),
15.38%, 09/14/23 ................ 91 3,486,224
Nomura Holdings, Inc. (General Motors Co.),
13.79%, 08/10/23 ................ 105 3,996,989
11,409,050
Banks — 0.6%
BNP Paribas SA (Comerica, Inc.),
27.09%, 09/13/23
(b)
............... 39 2,067,416
BNP Paribas SA (First Citizens BancShares,
Inc.), 18.31%, 08/17/23
(b)
........... 4 5,424,689
Citigroup, Inc. (Bank of America Corp.),
14.51%, 09/08/23 ................ 402 12,677,372
Citigroup, Inc. (Citizens Financial Group, Inc.),
23.43%, 09/08/23 ................ 110 3,155,120
Citigroup, Inc. (Fifth Third Bancorp),
17.17%, 09/13/23 ................ 70 2,017,611
Citigroup, Inc. (First Horizon Corp.),
24.71%, 09/11/23 ................ 114 1,543,687
Citigroup, Inc. (JPMorgan Chase & Co.),
13.09%, 09/01/23 ................ 18 2,668,975
Citigroup, Inc. (PNC Financial Services Group,
Inc. (The)), 13.49%, 09/08/23 ........ 23 3,021,073
Citigroup, Inc. (Wells Fargo & Co.),
19.44%, 09/08/23 ................ 187 7,994,425
HSBC Bank plc (Banco Santander SA),
16.00%, 10/05/23 ................ EUR 55 5,870,809
JPMorgan Structured Products BV (Bank of
America Corp.), 15.96%, 09/01/23 ..... USD 90 2,685,453
Nomura Holdings, Inc. (Citigroup, Inc.),
19.21%, 08/17/23 ................ 128 6,061,031
Royal Bank of Canada (Citigroup, Inc.),
18.66%, 08/31/23
(b)
............... 53 2,532,272
Royal Bank of Canada (JPMorgan Chase &
Co.), 5.82%, 08/31/23 ............. 50 7,747,784
Royal Bank of Canada (Wells Fargo & Co.),
16.40%, 08/31/23 ................ 79 3,591,604
SGA Societe Generale Acceptance
NV (Citizens Financial Group, Inc.),
25.49%, 09/11/23 ................ 48 1,540,172
70,599,493
Biotechnology — 0.1%
Citigroup, Inc. (Gilead Sciences, Inc.),
13.00%, 08/02/23 ................ 45 3,409,696
Mizuho Markets Cayman LP (AbbVie, Inc.),
6.73%, 09/18/23 ................. 50 7,417,998
10,827,694
Broadline Retail — 0.1%
BNP Paribas Issuance BV (Amazon.com, Inc.),
17.68%, 08/14/23
(b)
............... 98 11,017,443
Citigroup, Inc. (Amazon.com, Inc.),
16.77%, 09/01/23 ................ 26 3,224,001
Royal Bank of Canada (eBay, Inc.),
14.52%, 09/18/23
(b)
............... 34 1,493,034
15,734,478
Building Products — 0.0%
Societe Generale SA (Johnson Controls
International plc), 12.95%, 08/04/23 .... 41 2,649,329
Capital Markets — 0.2%
Citigroup, Inc. (Bank of New York Mellon Corp.
(The)), 13.38%, 09/08/23 ........... 43 1,986,288
Citigroup, Inc. (LPL Financial Holdings, Inc.),
19.43%, 08/02/23 ................ 18 3,851,985

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Citigroup, Inc. (Raymond James Financial,
Inc.), 21.06%, 09/08/23 ............. USD 27 $ 2,830,327
Merrill Lynch International & Co. (Newell
Brands, Inc.), 34.97%, 08/03/23 ....... 178 1,618,072
Mizuho Markets Cayman LP (Nasdaq, Inc.),
8.36%, 09/11/23 ................. 77 3,918,402
Nomura Holdings, Inc. (Charles Schwab Corp.
(The)), 14.81%, 09/08/23 ........... 75 4,989,577
Nomura Holdings, Inc. (Morgan Stanley),
14.18%, 09/08/23 ................ 81 7,455,996
Royal Bank of Canada (CF Industries Holdings,
Inc.), 21.10%, 08/03/23
(b)
........... 28 2,210,252
UBS AG (Invesco Ltd.), 17.30%, 08/10/23 .. 78 1,291,610
30,152,509
Chemicals — 0.1%
Citigroup, Inc. (PPG Industries, Inc.),
10.46%, 09/13/23 ................ 13 1,914,803
Mizuho Markets Cayman LP (Dow, Inc.),
14.52%, 09/14/23 ................ 37 2,033,595
SGA Societe Generale Acceptance NV (PPG
Industries, Inc.), 14.35%, 08/31/23 ..... 16 2,313,645
6,262,043
Commercial Services & Supplies — 0.0%
Mizuho Markets Cayman LP (Waste
Management, Inc.), 6.70%, 09/15/23 .... 30 4,860,328
Communications Equipment — 0.2%
Barclays Bank plc (Nokia Oyj),
21.51%, 08/03/23 ................ 374 1,472,893
BNP Paribas SA (Cisco Systems, Inc.),
16.60%, 10/12/23 ................ 102 5,362,394
Citigroup, Inc. (Cisco Systems, Inc.),
11.00%, 08/17/23 ................ 265 13,247,887
20,083,174
Construction & Engineering — 0.1%
Citigroup, Inc. (Becton Dickinson & Co.),
9.56%, 08/04/23 ................. 8 2,141,740
UBS AG (Dollar General Corp.),
16.60%, 08/31/23 ................ 27 4,588,827
6,730,567
Construction Materials — 0.0%
Barclays Bank plc (Vulcan Materials Co.),
14.69%, 08/04/23 ................ 13 2,669,175
Consumer Finance — 0.1%
SGA Societe Generale Acceptance NV (Ally
Financial, Inc.), 21.71%, 09/11/23 ...... 134 4,066,735
SGA Societe Generale Acceptance NV
(Synchrony Financial), 15.33%, 09/11/23 . 110 3,862,065
7,928,800
Consumer Staples Distribution & Retail — 0.2%
Citigroup, Inc. (Walmart, Inc.), 6.23%, 08/17/23 100 15,767,482
Mizuho Markets Cayman LP (Costco Wholesale
Corp.), 9.98%, 09/22/23 ............ 12 6,233,960
22,001,442
Containers & Packaging — 0.1%
Mizuho Markets Cayman LP (Sealed Air Corp.),
19.41%, 09/08/23 ................ 160 6,569,874
Diversified Telecommunication Services — 0.1%
Citigroup, Inc. (Verizon Communications, Inc.),
20.77%, 09/08/23 ................ 162 5,627,019
Nomura Holdings, Inc. (Verizon
Communications, Inc.), 11.22%, 09/14/23 144 4,919,440
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Royal Bank of Canada (AT&T, Inc.),
10.12%, 09/15/23
(b)
............... USD 332 $ 4,844,144
UBS AG (AT&T, Inc.), 23.30%, 09/14/23 ... 136 2,027,431
17,418,034
Electric Utilities — 0.2%
BNP Paribas SA (American Electric Power Co.,
Inc.), 16.72%, 10/12/23 ............. 39 3,317,692
Nomura Holdings, Inc. (NextEra Energy, Inc.),
15.64%, 09/14/23 ................ 65 4,831,847
Royal Bank of Canada (American Electric
Power Co., Inc.), 12.75%, 09/18/23
(b)
... 46 3,926,579
Royal Bank of Canada (Exelon Corp.),
19.19%, 09/14/23
(b)
............... 90 3,639,756
Royal Bank of Canada (PG&E Corp.),
15.60%, 09/28/23
(b)
............... 147 2,615,135
18,331,009
Electrical Equipment — 0.1%
Citigroup, Inc. (Emerson Electric Co.),
12.83%, 08/09/23 ................ 48 4,288,285
Mizuho Markets Cayman LP (Eaton Corp. plc),
11.50%, 08/02/23 ................ 24 4,318,976
8,607,261
Electronic Equipment, Instruments & Components — 0.0%
(b)
Royal Bank of Canada (Delta Air Lines, Inc.),
15.03%, 08/28/23 ................ 51 2,373,628
Royal Bank of Canada (Flex Ltd.),
13.19%, 09/18/23 ................ 108 2,956,944
5,330,572
Energy Equipment & Services — 0.1%
Barclays Bank plc (Baker Hughes Co.),
16.67%, 09/11/23 ................ 113 4,042,722
Barclays Bank plc (Schlumberger NV),
18.02%, 09/13/23 ................ 35 2,048,198
6,090,920
Financial Services — 0.4%
Barclays Bank plc (Equitable Holdings, Inc.),
25.52%, 08/03/23 ................ 131 3,351,302
Barclays Bank plc (Visa, Inc.),
11.83%, 09/28/23 ................ 11 2,615,463
BNP Paribas SA (Berkshire Hathaway, Inc.),
7.56%, 08/08/23
(b)
................ 39 13,186,409
BNP Paribas SA (Fidelity National Information
Services, Inc.), 17.40%, 08/04/23
(b)
..... 55 3,250,633
BNP Paribas SA (PayPal Holdings, Inc.),
17.85%, 08/03/23
(b)
............... 77 5,524,349
Mizuho Markets Cayman LP (Global Payments,
Inc.), 16.00%, 08/01/23 ............. 21 2,236,073
Mizuho Markets Cayman LP (Voya Financial,
Inc.), 14.70%, 08/02/23 ............. 37 2,705,408
Royal Bank of Canada (Fiserv, Inc.),
7.29%, 09/15/23
(b)
................ 46 5,818,049
SGA Societe Generale Acceptance NV (Fidelity
National Information Services, Inc.),
15.75%, 08/24/23 ................ 97 5,580,957
44,268,643
Food Products — 0.2%
BNP Paribas SA (Brookfield Corp.),
16.38%, 09/21/23
(b)
............... EUR 24 1,478,761
JPMorgan Structured Products BV (SAP SE),
7.92%, 09/14/23 ................. 74 10,026,600
Nomura Bank International plc (Kraft Heinz Co.
(The)), 18.75%, 09/28/23 ........... USD 207 7,420,092

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Royal Bank of Canada (Brookfield Corp.),
5.87%, 09/20/23
(b)
................ EUR 80 $ 4,860,857
Royal Bank of Canada (Conagra Brands, Inc.),
12.51%, 08/28/23
(b)
............... USD 74 2,449,681
26,235,991
Ground Transportation — 0.0%
Citigroup, Inc. (CSX Corp.), 10.76%, 09/13/23 77 2,527,743
Royal Bank of Canada (Avis Budget Group,
Inc.), 25.11%, 08/01/23
(b)
............ 12 2,327,583
4,855,326
Health Care Equipment & Supplies — 0.4%
BNP Paribas Issuance BV (Zimmer Biomet
Holdings, Inc.), 9.93%, 08/02/23
(b)
..... 18 2,504,899
BNP Paribas SA (Estee Lauder Cos., Inc.
(The)), 9.98%, 09/20/23 ............ EUR 36 7,316,983
Citigroup, Inc. (Abbott Laboratories),
5.00%, 09/12/23 ................. USD 36 3,971,087
Nomura Holdings, Inc. (Baxter International,
Inc.), 21.47%, 08/03/23 ............. 211 8,926,297
Nomura Holdings, Inc. (Medtronic plc),
14.38%, 08/10/23 ................ 102 8,695,230
Royal Bank of Canada (Koninklijke Philips NV)
17.38%, 09/14/23
(a)(b)
.............. EUR 183 3,841,784
26.81%, 10/05/23
(a)(b)
.............. 109 2,302,468
UBS AG (Zimmer Biomet Holdings, Inc.),
17.90%, 08/10/23 ................ USD 45 6,087,759
43,646,507
Health Care Providers & Services — 0.7%
Barclays Bank plc (Cardinal Health, Inc.),
15.44%, 08/03/23 ................ 64 5,462,734
BMO Capital Markets Corp. (Cigna Group
(The)), 22.25%, 09/14/23 ........... 20 5,664,613
BMO Capital Markets Corp. (Laboratory Corp.
of America Holdings), 19.45%, 09/14/23 . 31 7,475,866
BNP Paribas SA (AmerisourceBergen Corp.),
9.41%, 08/03/23
(b)
................ 24 4,274,320
Citigroup, Inc. (Cardinal Health, Inc.),
14.26%, 08/10/23 ................ 32 2,695,634
Citigroup, Inc. (McKesson Corp.),
11.57%, 08/03/23 ................ 10 4,173,249
Citigroup, Inc. (UnitedHealth Group, Inc.),
11.42%, 09/01/23 ................ 5 2,635,609
JPMorgan Structured Products BV (Cigna
Group (The)), 12.67%, 08/03/23 ....... 19 5,366,074
Mizuho Markets Cayman LP (CVS Health
Corp.), 16.00%, 08/03/23 ........... 73 5,371,715
Mizuho Markets Cayman LP (HCA Healthcare,
Inc.), 9.97%, 09/18/23 ............. 18 4,898,873
Mizuho Markets Cayman LP (Humana, Inc.),
19.51%, 09/14/23 ................ 3 1,149,282
Nomura Holdings, Inc. (Elevance Health, Inc.),
14.86%, 08/10/23 ................ 8 3,814,610
Royal Bank of Canada (UnitedHealth Group,
Inc.), 7.31%, 08/31/23
(b)
............ 47 23,279,441
SGA Societe Generale Acceptance NV
(Elevance Health, Inc.), 14.44%, 09/11/23 21 9,992,682
86,254,702
Hotel & Resort REITs — 0.0%
Royal Bank of Canada (Host Hotels & Resorts,
Inc.), 17.58%, 08/03/23
(b)
........... 178 3,211,791
Hotels, Restaurants & Leisure — 0.4%
Barclays Bank plc (Booking Holdings, Inc.),
15.24%, 08/03/23 ................ 2 5,343,270
BNP Paribas SA (Aramark), 14.04%, 08/09/23
(b)
72 2,698,567
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
BNP Paribas SA (Chipotle Mexican Grill, Inc.),
9.26%, 09/18/23 ................. USD 1 $ 1,480,740
BNP Paribas SA (Marriott International, Inc.),
15.40%, 08/02/23
(b)
............... 23 4,335,524
BNP Paribas SA (McDonald's Corp.),
6.20%, 09/18/23 ................. 25 7,301,189
BNP Paribas SA (MGM Resorts International),
17.23%, 08/03/23
(b)
............... 79 3,843,860
BNP Paribas SA (Starbucks Corp.),
12.64%, 08/02/23
(b)
............... 49 4,945,779
BNP Paribas SA (Yum! Brands, Inc.),
8.77%, 08/03/23
(b)
................ 29 4,020,542
Citigroup, Inc. (McDonald's Corp.),
6.82%, 09/01/23 ................. 9 2,538,197
JPMorgan Structured Products BV (Hyatt
Hotels Corp.), 15.48%, 08/09/23 ...... 35 4,289,546
JPMorgan Structured Products BV (Las Vegas
Sands Corp.), 16.57%, 09/12/23 ...... 34 2,039,431
Royal Bank of Canada (Hilton Worldwide
Holdings, Inc.), 13.05%, 09/15/23
(b)
..... 33 5,014,412
47,851,057
Household Durables — 0.0%
BNP Paribas SA (Toll Brothers, Inc.),
15.56%, 08/23/23 ................ 38 2,688,000
JPMorgan Structured Products BV (Sony
Group Corp.), 17.90%, 09/08/23 ....... 34 3,115,043
5,803,043
Household Products — 0.1%
Citigroup, Inc. (Kimberly-Clark Corp.),
10.23%, 09/14/23 ................ 37 4,789,411
HSBC Bank plc (Rocket Cos., Inc.),
19.77%, 09/21/23 ................ GBP 22 1,616,443
6,405,854
Insurance — 0.3%
Barclays Bank plc (Prudential plc),
26.55%, 09/21/23 ................ 288 3,892,359
JPMorgan Structured Products BV (Marsh &
McLennan Cos., Inc.), 6.93%, 09/12/23 .. USD 21 3,981,840
JPMorgan Structured Products BV (Travelers
Cos, Inc. (The)), 9.93%, 09/12/23 ...... 23 3,965,444
JPMorgan Structured Products BV (Willis
Towers Watson plc), 16.72%, 09/28/23 .. 17 3,778,901
Nomura Holdings, Inc. (Archer-Daniels-Midland
Co.), 11.10%, 09/14/23 ............. 57 4,876,989
SGA Societe Generale Acceptance NV
(American International Group, Inc.),
12.58%, 08/31/23 ................ 112 6,512,015
UBS AG (Fidelity National Financial, Inc.),
13.20%, 08/31/23 ................ 153 5,484,086
32,491,634
Interactive Media & Services — 0.4%
BNP Paribas Issuance BV (Meta Platforms,
Inc.), 20.98%, 08/14/23
(b)
........... 21 5,513,822
BNP Paribas SA (TripAdvisor, Inc.),
20.02%, 08/04/23
(b)
............... 133 2,225,106
Citigroup, Inc. (Alphabet, Inc.),
16.42%, 09/01/23 ................ 25 3,172,861
Citigroup, Inc. (Meta Platforms, Inc.),
20.27%, 09/01/23 ................ 12 3,273,967
Mizuho Markets Cayman LP (Alphabet, Inc.),
17.22%, 08/24/23 ................ 12 1,500,219
Mizuho Markets Cayman LP (Meta Platforms,
Inc.), 21.51%, 08/24/23 ............. 5 1,596,010

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Royal Bank of Canada (Alphabet, Inc.),
14.17%, 09/15/23
(b)
............... USD 152 $ 19,981,865
Royal Bank of Canada (Meta Platforms, Inc.),
17.60%, 09/18/23
(b)
............... 39 12,426,378
Royal Bank of Canada (TripAdvisor, Inc.),
18.94%, 08/04/23
(b)
............... 159 2,725,347
52,415,575
IT Services — 0.1%
BNP Paribas Issuance BV (Gartner, Inc.),
13.74%, 08/02/23 ................ 12 3,815,727
Mizuho Markets Cayman LP (Cognizant
Technology Solutions Corp.),
21.11%, 10/12/23 ................ 138 9,087,681
12,903,408
Life Sciences Tools & Services — 0.2%
Citigroup, Inc. (Danaher Corp.)
13.24%, 09/01/23 ................ 11 2,653,823
8.57%, 09/14/23 ................. 19 4,862,085
Mizuho Markets Cayman LP (Agilent
Technologies, Inc.), 13.50%, 08/16/23 ... 42 5,123,388
Royal Bank of Canada (Thermo Fisher
Scientific, Inc.), 10.37%, 09/15/23
(b)
.... 13 7,182,234
19,821,530
Machinery — 0.2%
Barclays Bank plc (Caterpillar, Inc.),
15.27%, 08/02/23 ................ 24 5,481,034
Mizuho Markets Cayman LP (PACCAR, Inc.),
10.60%, 09/14/23 ................ 57 4,899,936
Royal Bank of Canada (Cummins, Inc.),
14.11%, 08/03/23
(b)
............... 11 2,720,894
Royal Bank of Canada (Deere & Co.),
11.91%, 08/18/23
(b)
............... 21 8,053,453
Royal Bank of Canada (Otis Worldwide Corp.),
9.03%, 09/15/23
(b)
................ 54 4,896,115
26,051,432
Media — 0.2%
BNP Paribas SA (Comcast Corp.),
19.50%, 08/17/23
(b)
............... 177 7,427,412
Mizuho Markets Cayman LP (Comcast Corp.),
8.51%, 09/18/23 ................. 163 7,384,065
Royal Bank of Canada (Publicis Groupe SA),
11.23%, 09/14/23
(a)(b)
.............. EUR 63 5,017,634
SGA Societe Generale Acceptance NV (Fox
Corp.), 12.13%, 08/24/23 ........... USD 89 2,974,235
22,803,346
Metals & Mining — 0.1%
Citigroup, Inc. (Freeport-McMoRan, Inc.),
21.35%, 09/12/23 ................ 59 2,582,468
Citigroup, Inc. (Nucor Corp.), 15.67%, 09/14/23 11 1,959,215
JPMorgan Structured Products BV (Carlyle
Group, Inc. (The)), 24.86%, 08/03/23 ... 147 4,199,789
8,741,472
Multi-Utilities — 0.0%
UBS AG (Public Service Enterprise Group,
Inc.), 15.40%, 08/10/23 ............. 37 2,321,950
Oil, Gas & Consumable Fuels — 0.5%
Barclays Bank plc (ConocoPhillips),
21.69%, 08/04/23 ................ 31 3,313,496
Barclays Bank plc (Murphy Oil Corp.),
20.69%, 08/04/23 ................ 27 1,081,122
BNP Paribas SA (Shell plc), 23.72%, 09/21/23
(b)
GBP 237 7,128,599
Citigroup, Inc. (Chevron Corp.),
13.98%, 09/19/23 ................ USD 46 7,486,659
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Citigroup, Inc. (Exxon Mobil Corp.),
13.54%, 09/19/23 ................ USD 118 $ 12,434,315
HSBC Bank plc (BP plc), 24.04%, 09/21/23 . GBP 1,376 8,270,123
JPMorgan Structured Products BV (Devon
Energy Corp.), 23.53%, 08/02/23 ...... USD 21 1,109,289
JPMorgan Structured Products BV (Kosmos
Energy Ltd.), 29.42%, 08/31/23 ....... 374 2,347,885
JPMorgan Structured Products BV (Marathon
Petroleum Corp.), 19.44%, 08/02/23 .... 14 1,647,605
Nomura Bank International plc (Williams Cos.,
Inc. (The)), 18.64%, 09/14/23 ........ 62 2,091,091
Royal Bank of Canada (Hess Corp.),
14.92%, 09/15/23
(b)
............... 27 4,000,841
Royal Bank of Canada (Marathon Oil Corp.),
15.82%, 08/03/23
(b)
............... 46 1,127,376
Royal Bank of Canada (Valero Energy Corp.),
18.39%, 09/18/23
(b)
............... 39 4,918,036
SGA Societe Generale Acceptance NV
(ConocoPhillips), 20.68%, 08/17/23 .... 22 2,345,213
59,301,650
Passenger Airlines — 0.0%
JPMorgan Structured Products BV (American
Airlines Group, Inc.), 18.24%, 09/12/23 .. 113 1,918,436
JPMorgan Structured Products BV (United
Airlines Holdings, Inc.), 18.51%, 09/12/23 35 1,924,223
3,842,659
Personal Care Products — 0.1%
Barclays Bank plc (Unilever plc),
10.42%, 09/20/23 ................ GBP 227 12,207,650
BNP Paribas SA (Coty, Inc.),
17.85%, 08/25/23
(b)
............... USD 219 2,611,001
SGA Societe Generale Acceptance NV
(Unilever plc), 10.88%, 08/31/23 ...... 64 3,384,078
18,202,729
Pharmaceuticals — 0.1%
Barclays Bank plc (Bayer AG),
20.90%, 10/05/23 ................ EUR 84 4,828,071
BNP Paribas SA (Eli Lilly & Co.),
18.76%, 08/17/23
(b)
............... USD 3 1,428,482
BNP Paribas SA (Zoetis, Inc.),
12.95%, 08/04/23
(b)
............... 23 4,253,797
Nomura Bank International plc (Novo Nordisk
A/S), 24.56%, 09/14/23 ............. 8 1,160,382
Royal Bank of Canada (AstraZeneca plc),
21.89%, 09/21/23
(b)
............... GBP 26 3,472,196
15,142,928
Professional Services — 0.3%
BNP Paribas Issuance BV (Paycom Software,
Inc.), 16.07%, 08/02/23
(b)
........... USD 10 3,307,729
BNP Paribas SA (Paycom Software, Inc.),
16.15%, 08/02/23
(b)
............... 15 4,362,096
BNP Paribas SA (Randstad NV),
13.31%, 09/20/23 ................ EUR 67 3,909,043
JPMorgan Structured Products BV (Robert
Half, Inc.), 17.15%, 09/28/23 ......... USD 10 780,187
Royal Bank of Canada (Automatic Data
Processing, Inc.), 9.48%, 09/15/23
(b)
.... 23 5,794,125
SGA Societe Generale Acceptance NV (Leidos
Holdings, Inc.), 14.55%, 08/24/23 ...... 62 5,471,997
SGA Societe Generale Acceptance NV
(SS&C Technologies Holdings, Inc.),
15.23%, 08/24/23 ................ 121 7,068,784
30,693,961

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
Mizuho Markets Cayman LP (Sempra),
12.45%, 08/31/23 ................ USD 19 $ 2,806,524
Semiconductors & Semiconductor Equipment — 0.0%
BNP Paribas SA (Intel Corp.),
30.85%, 10/12/23 ................ 45 1,607,067
Software — 0.6%
BNP Paribas SA (Intuit, Inc.), 15.55%, 08/23/23 17 7,523,203
BNP Paribas SA (Palo Alto Networks, Inc.),
14.11%, 08/23/23 ................ 34 7,517,391
Citigroup, Inc. (Microsoft Corp.)
10.60%, 09/01/23 ................ 10 3,144,017
14.35%, 09/15/23 ................ 29 9,856,016
JPMorgan Structured Products BV
(ServiceNow, Inc.), 17.49%, 09/01/23 ... 5 2,716,111
Mizuho Markets Cayman LP (Microsoft Corp.),
12.62%, 08/25/23 ................ 33 10,699,358
Royal Bank of Canada (Microsoft Corp.),
14.16%, 08/11/23
(b)
............... 33 10,742,699
Royal Bank of Canada (ServiceNow, Inc.),
13.61%, 09/18/23
(b)
............... 13 7,557,598
Societe Generale SA (Fortinet, Inc.),
12.75%, 08/03/23 ................ 79 5,522,173
UBS AG (Microsoft Corp.), 17.20%, 08/17/23 14 4,703,024
69,981,590
Specialized REITs — 0.0%
JPMorgan Structured Products BV (Iron
Mountain, Inc.), 15.25%, 08/04/23 ..... 74 4,333,661
Specialty Retail — 0.2%
Barclays Bank plc (AutoNation, Inc.),
18.90%, 09/13/23 ................ 13 2,019,903
BNP Paribas SA (Ross Stores, Inc.),
9.48%, 08/18/23
(b)
................ 48 5,306,308
Citigroup, Inc. (Best Buy Co., Inc.),
16.09%, 08/31/23 ................ 54 4,270,890
JPMorgan Structured Products BV (Simon
Property Group, Inc.), 18.06%, 08/02/23 . 28 3,232,887
Mizuho Markets Cayman LP (AutoZone, Inc.),
9.70%, 09/19/23 ................. 2 5,009,505
Mizuho Markets Cayman LP (Dick's Sporting
Goods, Inc.), 17.25%, 08/23/23 ....... 20 2,670,133
Mizuho Markets Cayman LP (TJX Cos., Inc.
(The)), 8.90%, 08/17/23 ............ 64 5,276,810
27,786,436
Technology Hardware, Storage & Peripherals — 0.1%
BMO Capital Markets Corp. (HP, Inc.),
24.72%, 09/14/23 ................ 55 1,696,536
BNP Paribas SA (Apple, Inc.),
14.11%, 08/11/23
(b)
................ 61 10,792,169
Citigroup, Inc. (Apple, Inc.), 10.74%, 09/01/23 17 3,181,603
15,670,308
Textiles, Apparel & Luxury Goods — 0.0%
Citigroup, Inc. (Tapestry, Inc.),
18.93%, 08/18/23 ................ 101 4,270,716
JPMorgan Structured Products BV (Ralph
Lauren Corp.), 24.78%, 08/03/23 ...... 14 1,608,776
5,879,492
Tobacco — 0.1%
Barclays Bank plc (British American Tobacco
plc), 22.60%, 10/05/23 ............. GBP 193 6,493,794
Barclays Bank plc (Philip Morris International,
Inc.), 6.83%, 09/12/23 ............. USD 30 3,007,879
9,501,673
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.0%
Barclays Bank plc (MSC Industrial Direct Co.,
Inc.), 15.82%, 08/03/23 ............. USD 19 $ 1,730,712
Royal Bank of Canada (United Rentals, Inc.),
18.89%, 09/18/23
(b)
............... 6 2,516,912
4,247,624
Transportation Infrastructure — 0.0%
BNP Paribas SA (Siemens AG),
22.91%, 09/21/23
(b)
............... EUR 10 1,623,389
Wireless Telecommunication Services — 0.1%
Barclays Bank plc (Vodafone Group plc),
25.00%, 10/05/23 ................ GBP 4,288 4,138,298
JPMorgan Structured Products BV (T-Mobile
US, Inc.), 7.33%, 09/19/23
(c)
......... USD 35 4,904,235
9,042,533
Total Equity-Linked Notes — 8.4%
(Cost: $1,001,049,482) ........................... 1,023,778,952
Fixed Rate Loan Interests
Insurance — 0.0%
Jones DesLauriers Insurance Management
Inc., Term Loan, 07/08/30
(n)
.......... 1,266 1,262,835
Total Fixed Rate Loan Interests — 0.0%
(Cost: $1,256,505) .............................. 1,262,835
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.78%
,
 05/25/28 ........... 3,151 2,744,226
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.25%), 9.78%
,
 05/25/28 .......... 579 504,449
Bleriot U.S. Bidco, Inc., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.59%
,
 10/30/28 .. 544 543,785
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.36%
,
 08/03/29 ...... 600 594,967
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.50%),
8.92%
,
 04/06/26 ................. 2,375 2,369,159
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 3.50%),
8.92%
,
 04/06/26 ................. 1,276 1,273,513
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
 02/01/28 ................. 2,605 2,580,201
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.98%
,
 02/01/29 ................ 1,118 1,087,481
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.49%
,
 08/24/28 ..... 2,466 2,466,792
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.49%
,
 02/22/27 .. 934 935,540
15,100,113

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 0.0%
(a)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.68%
,
 04/10/28 .. USD 594 $ 594,485
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.07%
,
 05/06/30 ................. 2,631 2,628,369
3,222,854
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.82%
,
 12/14/27
(a)
.......... 1,925 1,920,830
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59% - 8.67%
,
 01/24/29 ........... 5,320 5,009,077
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
 01/24/30 ................ 1,951 1,558,412
6,567,489
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.61%
,
 11/24/28 .. 1,584 1,581,682
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 8.25%),
13.61%
,
 06/30/27
(d)
............... 1,676 1,520,680
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.93%
,
 02/12/27 ..... 4,509 4,159,540
Pug LLC, Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.67%
,
 02/12/27
(d)
................ 429 401,444
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 2.50%), 7.82%
,
 02/28/30 .. 628 628,425
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
 12/21/27 ................. 480 461,882
8,753,653
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.67%
,
 05/13/29 600 600,672
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.57%
,
 04/12/28 ........... 340 328,293
CP Atlas Buyer, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.17%
,
 11/23/27 ................ 1,838 1,744,148
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.17%
,
 10/02/28 ........... 811 765,924
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(n)
............. 140 132,624
Jeld-Wen, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.68%
,
 07/28/28 ..... 993 987,769
Wilsonart LLC, Term Loan E, (6-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.71%
,
 12/31/26 ................. 2,455 2,441,245
7,000,675
Security
Par (000)
Par (000) Value
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.93%
,
 07/31/26 ................. USD 1,436 $ 1,435,673
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B4, (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.24%
,
 12/20/29 ................. 1,148 1,150,275
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.93%, 07/24/26 ............... 1,656 1,596,889
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%, 07/24/26 ......... 778 748,619
Castlelake Aviation One DAC, Term Loan
(3-mo. LIBOR USD at 0.50% Floor +
2.75%), 8.30%, 10/22/26 ......... 1,587 1,585,064
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.00%, 10/22/27 ......... 699 698,611
CML Paradise Plaza, Term Loan, ( 1-mo. CME
Term SOFR at 0.15% Floor + 3 . 71%), 0.00%
- 8. 91%
,
 12/09/26
(d)
............... 10,196 9,896,078
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.82%
,
 06/30/28 ........... 1,613 1,604,824
Focus Financial Partners LLC, Term Loan B6,
06/30/28
(n)
..................... 865 863,919
Greenhill & Co., Inc., Term Loan, (3-mo. CME
Term SOFR + 3.25%), 8.73%
,
 04/12/24 .. 968 966,605
ION Trading Finance Ltd., Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.09%
,
 04/01/28 ................ 713 696,239
Mercury Borrower, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
 08/02/28 ........... 2,311 2,273,215
Mercury Borrower, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.50%), 12.03%
,
 08/02/29 ........... 556 512,900
24,028,911
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
 09/30/28 ................. 1,280 1,244,247
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.42%
,
 11/24/27 ...... 938 907,983
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 2,526 2,440,773
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 12/29/27 ........... 761 597,619
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 9.62%
,
 10/04/29 ...... 1,025 998,378
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.97%
,
 06/09/28 ........... 1,622 1,612,754
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
7.32%
,
 01/31/26 ................. 2,191 2,188,724
H.B. Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
 02/15/30 ................. 322 322,798

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.27%
,
 07/03/28 ........... USD 1,383 $ 1,184,946
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 02/18/30 ................. 638 630,427
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
 10/15/28 ................. 1,911 1,890,222
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.93%
,
 06/30/27 ................. 1,004 997,518
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
8.00%
,
 03/02/26 ................. 1,710 1,707,420
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.82%
,
 03/29/28 ................. 2,095 2,070,304
Nouryon Finance BV, Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.32%
,
 04/03/28 .. 782 778,583
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.27%
,
 11/09/28 ........... 746 724,553
Oxea Holding Vier GmbH, Term Loan B2,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 10/14/24 ................. 1,870 1,846,608
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.68%
,
 08/02/28 ........... 1,305 1,291,485
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.31%
,
 09/22/28 ................. 1,617 1,612,250
25,047,592
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
 05/12/28 ................. 3,409 3,280,378
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.22%
,
 02/15/29 ................. 1,388 1,339,401
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.93%
,
 06/22/30 ................. 1,588 1,581,737
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 09/07/27 ................. 2,254 2,251,150
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
 11/30/28 ................. 1,876 1,871,198
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
 11/30/28 ................. 142 141,939
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.47%
,
 05/31/27 ................. 719 720,087
LABL, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.42%
,
 10/29/28 ................ 662 657,672
PECF USS Intermediate Holding III Corp., Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.68% - 9.88%
,
 12/15/28 1,173 937,158
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.75% Floor + 2.75%), 8.18%
,
 09/23/26 . USD 1,939 $ 1,936,025
Tempo Acquisition LLC, Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.32%
,
 08/31/28 ................. 5,081 5,086,411
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.42%
,
 11/02/27 ................. 2,093 1,945,159
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
 07/30/28 ................ 1,325 1,286,207
23,034,522
Communications Equipment — 0.0%
(a)
Ciena Corp., Term Loan, (1-mo. CME Term
SOFR + 2.50%), 7.75%
,
 01/18/30 ..... 234 234,410
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.82%
,
 03/02/29 ................. 1,020 977,831
1,212,241
Construction & Engineering — 0.2%
(a)
Brand Industrial Services, Inc., Term Loan B
(n)
 08/01/30 ...................... 4,013 3,885,908
 08/01/30 ...................... 1,383 1,378,732
Hilton Washington Dupont Hotel, Term Loan,
(1-mo. LIBOR USD at 1.00% Floor +
0.00%), 0.00% - 20.00%
,
 04/01/24
(d)
.... 14,334 13,990,706
Legence Holdings LLC, Term Loan,
9.17%
,
 12/16/27 ................. 249 247,319
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.43%
,
 01/21/28 ..... 1,321 1,318,448
USIC Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.93%
,
 05/12/28 ........... 1,667 1,608,690
22,429,803
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.42%
,
 01/15/27 ........... 1,974 1,969,909
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.32%
,
 03/08/29 ................ 744 595,393
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.84%
,
 04/29/29 ................. 1,176 1,159,035
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.91%
,
 09/22/28 ........... 1,274 1,275,506
4,999,843
Consumer Staples Distribution & Retail — 0.1%
(a)
CML Project Horizons, Term Loan, ( 3-mo.
Sterling Overnight Ind ex Average + 3 . 75%),
8. 94%
,
 06/05/26
(d)
................ GBP 10,046 12,832,741
US Foods, Inc., Term Loan B
(1-mo. CME Term SOFR + 2.00%),
7.43%, 09/13/26 ............... USD 1,596 1,595,580
(1-mo. CME Term SOFR + 2.75%),
8.18%, 11/22/28 ............... 958 958,381
15,386,702

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.18%
,
 12/01/27 ...... USD 4,354 $ 4,331,250
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/14/26 ................. 1,088 1,086,302
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.68%
,
 02/05/26 ................. 761 759,433
Pregis TopCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.07%
,
 07/31/26 ................. 329 327,775
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.54%
,
 09/15/28 ........... 1,356 1,345,870
7,850,630
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
9.38%
,
 10/28/27
(a)
................ 1,806 1,684,961
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%
,
 12/11/28 ............ 1,004 942,766
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.17%
,
 12/10/29 ........... 1,629 1,386,344
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.68%
,
 11/24/28 ...... 1,641 1,633,902
Kuehg Corp., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.24%
,
 06/12/30 ................ 1,477 1,468,818
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.07%
,
 01/15/27 3,083 3,001,509
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.00%),
9.54%
,
 07/30/25 ................. 988 977,728
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.43%
,
 09/01/25 ................ 2,956 2,478,248
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/05/26 ................. 2,997 2,991,384
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.43%
,
 01/08/27 ........... 1,315 1,297,200
16,177,899
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
8.07%
,
 05/18/30
(a)
................ 914 915,309
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.32%, 07/15/25 ............... 935 917,375
(3-mo. LIBOR USD + 2.75%),
8.32%, 01/31/26 ............... 459 450,877
Connect Finco SARL, Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.82%
,
 12/11/26 ................. 6,239 6,216,212
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.93%
,
 10/02/27 .......... USD 1,328 $ 1,144,194
Iridium Satellite LLC, Term Loan B2, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.92%
,
 11/04/26 ................. 2,066 2,063,645
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
 03/01/27 ................. 1,910 1,792,019
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.68%
,
 03/15/27 ................. 2,143 1,489,883
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.68% - 9.73%
,
 09/01/28 ........... 1,170 997,559
Radiate Holdco LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
 09/25/26 ................. 3,514 2,950,946
Virgin Media Bristol LLC, Facility Term Loan
N, (1-mo. CME Term SOFR + 2.50%),
7.84%
,
 01/31/28 ................. 462 449,695
Virgin Media Bristol LLC, Facility Term Loan
Q, (1-mo. CME Term SOFR + 3.25%),
8.59%
,
 01/31/29 ................. 795 783,671
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 03/09/27 ................. 5,114 3,884,346
23,140,422
Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, Term
Loan B, (1-mo. CME Term SOFR + 2.00%),
7.43%
,
 01/15/25
(a)
................ 777 771,268
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.25%
,
 06/23/28
(a)(d)
........ 1,659 1,638,453
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.18%
,
 07/02/29
(a)
................ 1,192 1,188,966
Energy Equipment & Services — 0.0%
(a)
Lealand Finance Co. BV, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.43%, 06/28/24 ............... 41 29,777
(1-mo. CME Term SOFR + 1.00%), 6.32% -
9.22%, 06/30/25 ............... 409 224,027
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.68%
,
 10/05/28 . 2,954 2,952,139
3,205,943
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
8.20%
,
 04/22/26 ................. 1,776 1,381,002
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.49%
,
 03/08/30 ........... 1,040 1,033,027
City Football Group Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.41%
,
 07/21/28 ................. 2,009 1,978,845

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.82%
,
 11/27/28 ................. USD 2,306 $ 2,291,806
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.54% - 8.73%
,
 03/08/24 ...... 4,629 4,340,619
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 8.32%
,
 01/15/30 1,308 1,308,000
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.11%
,
 10/19/26 ................. 4,442 4,427,788
NASCAR Holdings LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.93%
,
 10/19/26 ................. 386 386,334
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.07%
,
 03/13/28 ................. 1,916 1,907,533
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
8.13%
,
 01/23/25 ................. 1,311 1,307,366
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.37%
,
 04/29/26 ........... 1,632 1,629,259
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 8.18%
,
 05/18/25 ..... 3,234 3,224,854
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 7.56%
,
 01/20/28 . 3,198 3,193,797
28,410,230
Financial Services — 1.2%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.92%
,
 12/21/28 . 995 993,251
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
 08/15/28 . 1,776 1,460,472
Belron Finance LLC, Term Loan, (3-mo. CME
Term SOFR + 2.25%), 7.88%
,
 10/30/26
(d)
1,286 1,284,150
Belron Finance US LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.16%
,
 04/18/29 ................. 473 472,707
Belron Group SA, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.43%),
8.06%
,
 04/13/28 ................. 784 782,799
CML Hyatt Lost Pines, Term Loan, ( 1-mo.
CME Term SOFR at 1.00% Floor + 3 . 55%),
8. 74%
,
 09/09/2 6
(d)
................ 10,600 10,394,199
CML La Quinta Resort, Term Loan, ( 1-mo.
CME Term SOFR + 3 . 11%), 0.00% -
8. 31%
,
 1 2 / 09 /2 6
(d)
................ 8,933 8,667,120
CML ST Regis Aspen, Term Loan, (1-mo. CME
Term SOFR at 0.10% Floor + 0.00%), 0.00%
- 8.05%
,
 02/07/25
(d)
............... 12,685 12,226,360
CML Terranea Resort, Term Loan, ( 1-mo.
CME Term SOFR at 0.35% Floor + 4 . 35%),
9.5 4%
,
 01/01/ 28
(d)
................ 5,600 5,600,000
Colorado Plaza, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00% - 20.00%
,
 11/15/23
(d)(f)
(k)
........................... 7,906 3,969,883
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.99%
,
 04/09/27 ...... 6,011 5,775,518
Security
Par (000)
Par (000) Value
Financial Services (continued)
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 12.29%
,
 04/07/28 ........... USD 1,440 $ 1,339,200
Houston Center, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00% - 20.00%
,
 01/24/24
(d)
42,968 34,946,381
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 03/24/25 ................. 2,420 2,412,666
Park Avenue Tower, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00% - 20.00%
,
 03/09/24
(d)
31,696 29,353,950
Sheraton Austin, Term Loan, (1-mo. CME Term
SOFR at 0.25% Floor + 0.00%), 0.00% -
8.52%
,
 06/01/24
(d)
................ 9,793 9,489,892
Sotera Health Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.18%
,
 12/11/26 ...... 3,147 3,111,596
Travelport Finance (Luxembourg) SARL, Term
Loan, (3-mo. CME Term SOFR + 8.50%),
13.36%
,
 05/29/26
(d)
............... 1,378 881,811
UPC Financing Partnership, Facility Term Loan
AX, (1-mo. CME Term SOFR + 2.93%),
8.26%
,
 01/31/29 ................. 646 629,031
Vinoy St. Petersburg (The), Term Loan, ( 1 -mo.
CME Term SOFR at 0. 50 % Floor + 2 . 67%),
0.00% - 7. 86%
,
 06/09/2 6
(d)
.......... 11,528 10,993,264
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.68%
,
 03/31/28 ..... 1,026 1,025,554
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07%
,
 10/19/27 ........... 1,633 1,626,404
147,436,208
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
0.00%), 9.18%
,
 10/01/25 ........... 1,793 1,655,965
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 2.50%
,
 10/10/26 .. 179 176,702
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.93%
,
 10/25/27 ................. 3,990 3,983,522
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 01/29/27 ................. 4,662 4,638,100
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.27%
,
 05/23/25 .. 607 539,061
Hostess Brands LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 2.50%),
7.74%
,
 06/30/30 ................. 1,471 1,467,372
Nomad Foods Ltd., Facility Term Loan B2,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 11/12/29 ............ 798 797,700
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 9.13%
,
 06/08/28 ...... 2,698 2,690,461
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.75%
,
 03/31/28 ........... 2,413 2,330,814
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 01/20/28 ................. 2,900 2,894,937
21,174,634

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.01%
,
 04/06/28 . USD 501 $ 490,427
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 08/06/27 ................. 1,123 1,117,214
Uber Technologies, Inc., Term Loan, 8.00% -
8.03%
,
 03/03/30 ................. 2,669 2,668,140
4,275,781
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan, 05/10/27
(n)
685 668,478
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.67%
,
 11/03/28 ................. 2,631 2,590,156
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.00%
,
 03/05/26 ................ 845 781,350
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
 05/04/28 ................. 885 885,772
Medline Borrower LP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
 10/23/28 ................. 5,236 5,178,731
10,104,487
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.68%
,
 09/29/28 ...... 1,619 1,614,507
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.80%
,
 11/08/27 ............ 1,584 1,579,658
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
 11/01/28 ................. 2,291 2,283,099
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 4.25%),
9.49%
,
 03/31/27 ................. 1,843 434,805
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.25%, 02/18/27 ............... 1,330 1,065,228
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.25%, 11/15/28 .......... 414 324,239
EyeCare Partners LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 12.25%
,
 11/15/29 ........... 611 345,251
MED ParentCo. LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.68%
,
 08/31/26 ................. 1,838 1,713,045
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.61%
,
 11/01/28 ...... 1,323 1,265,751
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.36%
,
 11/01/29 ..... 404 358,550
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
 10/27/28 ........... 1,605 1,604,698
PetVet Care Centers LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.92%
,
 02/14/25 ........... 73 71,411
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.12%
,
 08/31/26 ........... 869 868,583
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.66%
,
 05/16/29 ................. USD 347 $ 347,365
13,876,190
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 3.50%
,
 02/15/29 ............. 583 564,624
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.81%
,
 02/15/29 ................. 3,185 3,086,385
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.54%
,
 06/02/28 ................. 5,445 5,132,999
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.43%
,
 08/27/25 ................. 2,723 2,718,896
11,502,904
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
7.18%
,
 11/19/26 ................. 2,954 2,931,849
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.18%
,
 02/02/26 ................. 1,870 1,812,315
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
9.17%
,
 05/31/30 ................. 168 167,476
Bally's Corp., Facility Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.84%
,
 10/02/28 ................. 996 980,261
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%
,
 02/06/30 ........... 1,229 1,228,084
Carnival Corp., Term Loan B, 08/02/27
(n)
... 2,628 2,623,955
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 03/17/28 ................. 1,663 1,657,799
CML Lake Tahoe Resort Hotel, Term Loan,
( 1-mo. CME Term SOFR + 2 . 9 0%), 0 . 0 0% -
8. 21%
,
 1 0 / 25 /2 6
(d)
................ 5,884 5,644,114
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.32%
,
 01/27/29 ........... 5,256 5,194,626
Flutter Entertainment plc, Term Loan,
(3-mo. CME Term SOFR + 2.25%),
7.75%
,
 07/21/26 ................. 2,054 2,051,875
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.75%
,
 07/22/28 ................. 1,938 1,937,635
Four Seasons Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%
,
 11/30/29 ............ 3,669 3,672,480
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
7.15%
,
 06/22/26 ................. 3,294 3,288,994
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.42%
,
 12/15/27 ................. 2,953 2,935,460
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.30%
,
 04/14/29 ........... 1,372 1,368,065

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Packers Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.60%
,
 03/09/28 ................. USD 1,116 $ 756,518
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.17%
,
 05/03/29 ........... 1,939 1,934,274
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.47%
,
 01/05/29 ................. 783 780,532
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.00%), 8.43%
,
 08/25/28 ........... 1,111 1,109,478
Station Casinos LLC, Facility Term Loan B1,
(1-mo. CME Term SOFR at 0.25% Floor +
2.25%), 7.67%
,
 02/08/27 ........... 2,371 2,360,883
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
 08/03/28 ................. 2,535 2,522,098
Wyndham Hotels & Resorts, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.67%
,
 05/24/30 ........... 913 914,589
47,873,360
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.75%
,
 05/17/28 ................. 1,613 1,383,703
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.67%
,
 02/26/29 ........... 2,910 2,760,945
Serta Simmons Bedding, LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
7.50%), 12.74%
,
 06/29/28 ........... 1,018 1,015,653
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.43%
,
 10/06/28 ........... 1,406 1,167,206
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.68%
,
 10/30/27 ........... 3,439 3,064,374
9,391,881
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.66%
,
 12/22/27
(a)
................ 619 618,702
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction, 1st Lien Term Loan B,
07/19/30
(n)
..................... 1,318 1,307,776
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.03%
,
 12/15/27 ........... 1,393 1,383,912
2,691,688
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.92%
,
 11/05/27 ............ 1,991 1,984,780
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.72%
,
 11/05/27 .......... 4,089 4,078,572
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.68%, 02/19/28 ......... 2,394 2,383,936
Security
Par (000)
Par (000) Value
Insurance (continued)
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.18%, 02/19/28 ......... USD 480 $ 478,563
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.93%, 02/12/27 ............... 3,756 3,729,332
Hub International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.07%, 11/10/29 .......... 656 656,590
(3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.58%, 06/20/30 ......... 5,278 5,297,553
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
8.42%
,
 09/01/27 ................. 2,619 2,613,456
USI, Inc., Term Loan
(3-mo. CME Term SOFR + 3.25%),
8.79%, 12/02/26 ............... 780 780,237
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.99%, 11/22/29 .......... 2,879 2,876,895
24,879,914
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
LIBOR USD at 0.75% Floor + 2.75%),
8.29%
,
 06/26/28 ................. 1,181 1,180,684
Camelot U.S. Acquisition LLC, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.43%, 10/30/26 ............... 4,111 4,105,983
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR + 2.75%), 8.17%
,
 10/10/25 .. 652 650,861
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 4.50%),
9.93%
,
 01/29/26 ................. 1,038 1,036,379
6,973,907
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3,
(1-mo. CME Term SOFR + 5.25%),
10.68%
,
 01/31/28 ................ 1,906 1,688,849
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.68%
,
 01/20/29 ................ 618 538,624
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.67%
,
 08/19/28 ..... 667 639,114
Asurion LLC, Term Loan B8, (3-mo. LIBOR
USD + 3.25%), 8.79%
,
 12/23/26 ...... 1,488 1,446,792
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.75%), 13.17%
,
 07/31/28 ........... 1,398 1,400,181
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
 07/30/27 ................. 991 983,534
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.34%
,
 10/01/27 ........... 3,434 3,373,351
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.82%
,
 11/09/29 ................. 1,457 1,458,238
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.43%
,
 08/10/27 ................. 1,573 1,570,257
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.07%
,
 02/24/28 ........... 4,143 4,124,610

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Venga Finance SARL, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.28%
,
 06/28/29 ................ USD 1,021 $ 995,375
18,218,925
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.35%
,
 12/01/28
(d)
.......... 1,100 1,058,271
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 03/15/30 ................. 1,141 1,138,492
2,196,763
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.67%
,
 11/08/27 ................. 1,373 1,371,627
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.41%
,
 02/22/28 ........... 2,222 2,178,947
Curia Global, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
 08/30/26 ................. 200 172,669
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 9.93%
,
 02/04/27 ...... 1,367 1,324,457
Fortrea Holdings, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.99%
,
 07/01/30 ................. 457 457,142
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.75%, 07/03/28 ......... 2,942 2,942,515
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.32%
,
 10/19/27 ........... 2,258 2,256,032
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
 11/15/28 ............ 3,250 3,234,444
13,937,833
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.60%
,
 08/17/26 ................ 1,987 1,980,030
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.23%
,
 05/14/28 ................. 356 354,657
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%, 10/21/28 ......... 1,622 1,617,825
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.68%, 10/21/28 ......... 1,967 1,971,626
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 03/01/27 ................. 1,094 1,092,744
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.92%
,
 03/31/27 ................. 2,356 2,349,244
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 3,250 3,175,439
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.74%
,
 11/22/29 ................. 2,292 2,290,032
Security
Par (000)
Par (000) Value
Machinery (continued)
Ingersoll-Rand Services Co., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.17%
,
 03/01/27 ........... USD 2,254 $ 2,251,719
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. 2,318 2,271,562
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.92%
,
 04/05/29 ................. 2,188 2,162,810
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 9.38%
,
 07/30/27 .......... 3,702 3,685,375
Vertiv Group Corp., Term Loan B, (1-mo. CME
Term SOFR + 2.75%), 8.18%
,
 03/02/27 .. 2,596 2,594,685
27,797,748
Media — 0.2%
(a)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD at 1.00% Floor +
3.50%), 8.67%
,
 03/03/25 ........... 1,397 1,375,660
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 1,160 1,197,655
Cable One, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.00%), 7.43%
,
 05/03/28
(d)
1,222 1,215,950
Charter Communications Operating LLC, Term
Loan B1, (3-mo. CME Term SOFR + 1.75%),
7.12%
,
 04/30/25 ................. 1,561 1,558,600
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.93% - 9.13%
,
 08/21/26 ........... 3,099 2,996,958
Cogeco Communications Finance LP, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.93%
,
 09/01/28 ...... 1,616 1,589,142
CSC Holdings LLC, Term Loan
(1-mo. LIBOR USD + 2.25%),
7.59%, 07/17/25 ............... 1,010 960,361
(1-mo. LIBOR USD + 2.50%),
7.84%, 04/15/27 ............... 1,832 1,593,133
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.43%
,
 08/02/27 ................ 2,287 2,269,831
Learfield Communications LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.77%
,
 12/01/23 ........... 1,630 1,268,649
Midcontinent Communications, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.07%
,
 08/15/26
(d)
................ 1,165 1,156,031
Nexstar Media, Inc., Term Loan B4,
(1-mo. CME Term SOFR + 2.50%),
7.93%
,
 09/18/26 ................. 509 508,914
Sinclair Television Group, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 3.00%),
8.43%
,
 04/01/28 ................. 672 528,507
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.36%
,
 05/11/29
(d)
................ 1,518 1,513,876
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. CME Term SOFR + 2.50%),
7.84%
,
 04/30/28 ................. 1,197 1,163,089
20,896,356

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
 12/21/28 ........... USD 3,946 $ 3,894,699
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.89%
,
 09/19/29 ........... 319 316,999
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 10/18/28 ........... 2,570 2,555,716
Murphy Oil USA, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
7.18%
,
 01/31/28 ................. 895 896,232
7,663,646
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 0.00%),
10.34%
,
 04/20/28 ................ 2,145 2,219,300
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.84%
,
 08/11/28 .. 2,287 2,284,635
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
6.51%, 01/29/27 ............... 1,490 1,463,967
(6-mo. CME Term SOFR + 2.75%),
8.15%, 02/15/28 ............... 2,470 2,445,597
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.76%
,
 06/21/27 ................ 2,636 2,746,022
United AirLines, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.29%
,
 04/21/28 ................. 1,962 1,962,445
WestJet Airlines Ltd., Term Loan, (3-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.25%
,
 12/11/26 ................. 1,416 1,383,190
14,505,156
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 9.09%
,
 10/01/26
(a)
......... 6,507 6,496,115
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.93%
,
 05/04/25 ................. 1,382 1,311,065
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.42%
,
 02/28/28 ................ 886 871,124
Bausch Health Cos., Inc., Term Loan,
02/01/27
(n)
..................... 1,184 963,485
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 08/01/27 ................. 2,221 2,185,880
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
 05/05/28 ................. 2,617 2,613,727
Organon & Co., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
 06/02/28 ................. 1,764 1,756,943
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.67%
,
 04/20/29 ................. 1,089 1,081,170
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.34%
,
 11/18/27
(d)
.......... USD 1,345 $ 1,311,467
12,094,861
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
8.18%
,
 02/04/28 ................. 2,410 2,405,128
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
 06/02/28 ................. 4,213 3,863,838
Dun & Bradstreet Corp. (The), Term Loan
B, (1-mo. CME Term SOFR + 0.03%),
8.67%
,
 02/06/26 ................. 5,928 5,920,352
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.32%
,
 01/18/29 ................. 1,478 1,473,971
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.59%
,
 06/22/29 ...... 719 710,147
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
 06/22/29 ................. 1,557 1,538,652
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.17%
,
 04/28/28 ........... 1,081 1,073,730
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.07%
,
 04/29/29 ........... 2,412 2,270,083
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.18%
,
 07/11/25 ................. 650 648,613
Maximus, Inc., Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 0.00%), 0.00% -
7.23%
,
 05/28/28 ................. 641 639,796
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 7.17%
,
 11/16/26 .. 1,500 1,493,120
Trans Union LLC, Term Loan B6, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
 12/01/28 ................. 1,955 1,951,184
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.67%
,
 02/28/27 ..... 2,290 2,268,823
26,257,437
Real Estate Management & Development — 0.0%
(a)
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.67%
,
 01/31/30
(d)
1,544 1,490,246
Cushman & Wakefield US Borrower LLC, Term
Loan, (1-mo. CME Term SOFR + 2.75%),
8.18%
,
 08/21/25 ................. 1,124 1,120,759
2,611,005
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.16%
,
 08/17/29 ................. 1,575 1,570,168
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.74%
,
 12/02/28 ................. 820 812,594
2,382,762

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.74%
,
 09/18/26 ........... USD 1,187 $ 1,187,940
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.99%
,
 09/17/27 ........... 805 805,000
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 9.18%
,
 10/02/25 .. 1,296 1,292,529
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68%
,
 09/21/28 ........... 2,249 2,243,049
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.49%
,
 07/06/29 ................. 2,633 2,632,642
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.59%
,
 03/30/29 ........... 6,182 5,912,394
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
 10/08/28 ................. 663 645,792
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.42%
,
 10/08/29 ................ 1,527 1,424,569
Delta Topco, Inc., 2nd Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.57%
,
 12/01/28 ................ 394 368,390
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.42%
,
 09/12/29 ................. 1,644 1,637,570
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.43%
,
 12/01/27 ...... 3,326 3,319,299
Helios Software Holdings, Inc., Term Loan,
9.66%
,
 07/18/30 ................. 832 815,011
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.18%
,
 10/27/28 ..... 3,163 3,141,240
Instructure Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.18%
,
 10/30/28 ................. 1,034 1,031,648
Magenta Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.63%
,
 07/27/28 ........... 1,833 1,381,637
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.88%
,
 07/27/29 ........... 2,926 1,813,811
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
 03/01/29 ................. 2,718 2,624,365
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.57%
,
 05/03/28 ................. 7,903 7,608,669
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.57%
,
 02/23/29 ................ 2,419 2,095,045
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
 08/31/28 ................. 4,874 4,797,413
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
 04/24/28 ................. 5,292 5,194,220
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.37%
,
 08/01/25 ................. 1,581 1,579,397
Security
Par (000)
Par (000) Value
Software (continued)
Sophia LP, 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
9.04%
,
 10/07/27 ................. USD 2,583 $ 2,566,781
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. 873 871,807
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. 832 830,873
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.62%, 05/04/26 ......... 664 659,725
(3-mo. CME Term SOFR + 3.75%),
9.22%, 05/04/26 ............... 1,300 1,297,154
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.62%
,
 05/03/27 ................ 1,583 1,560,677
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
 07/20/28 ........... 289 283,275
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/28/30 ................. 387 386,571
62,008,493
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(1-mo. CME Term SOFR + 4.00%),
9.42%, 02/07/25 ............... 1,316 1,308,646
(1-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.66%, 03/31/26 ......... 1,451 1,441,565
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.00%), 9.43%
,
 05/04/28 . 2,789 2,781,369
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
 02/11/28 ................. 2,580 2,576,080
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 08/04/28 ................. 1,664 1,660,444
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.93%, 10/20/28 ......... 668 646,634
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%, 10/20/28 ......... 591 574,593
RVR Dealership Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 02/08/28 ........... 201 188,429
11,177,760
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%), 8.89% -
8.92%
,
 02/20/29 ................. 1,019 1,019,550
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.07%
,
 03/08/30 ................. 512 511,078
1,530,628

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (6-mo.
CME Term SOFR + 2.50%), 7.69% -
7.92%
,
 07/27/28 ................. USD 3,954 $ 3,936,785
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%, 06/02/28 ......... 677 666,773
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%, 06/02/28 ......... 2,828 2,785,904
TMK Hawk Parent Corp., Term Loan A, (3-mo.
LIBOR USD at 1.00% Floor + 7.50%),
15.00%
,
 05/30/24 ................ 854 831,658
TMK Hawk Parent Corp., Term Loan B, (3-mo.
LIBOR USD at 1.00% Floor + 3.50%),
9.00%
,
 08/28/24
(d)
................ 2,023 1,340,108
9,561,228
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%, 09/22/28 ......... 1,296 1,285,216
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.32%, 09/22/28 ......... 936 933,647
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.64%
,
 12/15/26
(d)
............... 1,399 1,314,731
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.49%
,
 03/17/30 ................. 702 673,167
4,206,761
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/28/24 ................. 905 815,992
Digicel International Work Fee, Term Loan,
01/01/38
(n)
..................... 39 35,271
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%
,
 04/30/28 ........... 820 820,482
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 7.17%
,
 04/11/25 .. 1,662 1,659,769
3,331,514
Total Floating Rate Loan Interests — 6.5%
(Cost: $817,099,381) ............................. 791,363,956
Foreign Agency Obligations
Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 3.63%
,
02/04/25
(c)
..................... 1,417 1,350,259
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................ 1,201 1,131,282
3.75%, 01/15/31
(b)
................ 1,175 1,062,505
Empresa Nacional del Petroleo, 6.15%
,
05/10/33
(b)
..................... 1,515 1,522,378
3,716,165
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 ................. 3,847 3,685,907
8.88%, 01/13/33 ................. 2,184 2,231,229
5.88%, 05/28/45 ................. 2,181 1,559,415
7,476,551
Security
Par (000)
Par (000) Value
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
......... EUR 500 $ 518,139
France — 0.1%
Electricite de France SA
(a)(j)
(6-Year EUR Swap Annual + 3.44%),
4.00%
(c)
..................... 900 962,832
(12-Year EUR Swap Annual + 3.79%),
5.38%
(c)
..................... 1,200 1,290,782
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(c)
............... 600 575,923
(5-Year EUR Swap Annual + 3.20%),
3.00%
(c)
..................... 1,000 945,570
(5-Year EUR Swap Annual + 3.97%),
3.38%
(c)
..................... 3,000 2,595,656
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.41%),
9.13%
(b)
..................... USD 500 525,625
6,896,388
Indonesia — 0.0%
Pertamina Persero PT, 3.10%
,
08/27/30
(c)
.. 2,816 2,454,200
Ireland — 0.1%
AIB Group plc
(a)
(5-Year EUR Swap Annual + 5.70%),
5.25%
(c)(j)
.................... EUR 6,679 6,976,383
(3-mo. LIBOR USD + 1.87%), 4.26%,
04/10/25
(b)
................... USD 2,900 2,847,450
(5-Year EUR Swap Annual + 6.63%),
6.25%
(c)(j)
.................... EUR 5,653 5,962,317
(5-Year EUR Swap Annual + 2.15%),
1.88%, 11/19/29
(c)
.............. 726 757,503
16,543,653
Italy — 0.0%
(c)
Banca Monte dei Paschi di Siena SpA
3.63%, 09/24/24 ................. 694 742,390
(3-mo. EURIBOR + 3.21%), 6.75%,
03/02/26
(a)
................... 2,106 2,320,317
Poste Italiane SpA, (5-Year EURIBOR ICE
Swap Rate + 2.68%), 2.63%
(a)(j)
....... 1,275 1,076,218
4,138,925
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(c)
................ USD 1,111 1,099,490
4.69%, 05/15/29
(b)
................ 1,647 1,498,128
Petroleos Mexicanos
3.75%, 02/21/24
(c)
................ EUR 1,400 1,512,024
6.88%, 08/04/26 ................. USD 520 482,053
8.75%, 06/02/29 ................. 1,547 1,408,002
5.95%, 01/28/31 ................. 3,361 2,487,140
6.70%, 02/16/32 ................. 3,558 2,739,304
6.75%, 09/21/47 ................. 3,693 2,367,213
13,593,354
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 2,651 2,532,315
Panama — 0.1%
(b)
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 ................. 2,704 2,250,458
5.13%, 08/11/61 ................. 1,725 1,395,387
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25 .............. 1,412 1,315,278
4,961,123

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Poland — 0.0%
Bank Gospodarstwa Krajowego, 5.38%
,
05/22/33
(b)
..................... USD 1,696 $ 1,691,760
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 1.25%
,
11/24/23
(b)
... 330 324,803
Total Foreign Agency Obligations — 0.5%
(Cost: $72,670,283) .............................. 66,197,635
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................. 1,445 1,494,072
5.45%, 09/16/32 ................. 1,150 1,052,446
7.50%, 09/20/47 ................. 1,474 1,388,773
3,935,291
Chile — 0.0%
Republic of Chile, 3.10%
,
05/07/41 ....... 4,211 3,145,491
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ................. 2,034 1,955,203
3.88%, 03/22/26 ................. EUR 436 459,674
3.88%, 04/25/27 ................. USD 2,562 2,353,812
3.25%, 04/22/32 ................. 1,997 1,527,206
8.00%, 04/20/33 ................. 3,283 3,446,231
4.13%, 05/15/51 ................. 1,110 697,080
10,439,206
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
.. 1,308 1,323,290
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 1,828 1,804,748
5.50%, 02/22/29
(b)
................ 1,410 1,337,385
5.50%, 02/22/29
(c)
................ 1,425 1,351,612
7.05%, 02/03/31
(b)
................ 1,510 1,524,783
4.88%, 09/23/32
(b)
................ 1,268 1,097,593
5.30%, 01/21/41
(c)
................ 1,898 1,530,092
8,646,213
Egypt — 0.0%
Arab Republic of Egypt, 6.38%
,
04/11/31
(b)
.. EUR 1,052 690,916
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(c)
................ USD 1,020 972,631
5.25%, 08/10/29
(b)
................ 1,535 1,463,715
5.38%, 04/24/32
(b)
................ 1,693 1,608,248
3.70%, 10/07/33
(c)
................ 1,915 1,558,427
6.60%, 06/13/36
(b)
................ 1,270 1,299,845
4.65%, 10/07/41
(b)
................ 2,213 1,781,222
8,684,088
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 578 575,798
5.25%, 06/16/29
(b)
................ 3,711 3,634,516
Magyar Export-Import Bank Zrt., 6.13%
,
12/04/27
(b)
..................... 2,633 2,633,053
6,843,367
Security
Par (000)
Par (000) Value
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ USD 1,103 $ 1,084,536
Republic of Indonesia, 4.75%
,
02/11/29 .... 1,527 1,514,555
2,599,091
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 ................. 4,130 4,027,906
5.88%, 10/17/31 ................. EUR 882 839,453
4,867,359
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. USD 1,400 1,326,626
4.50%, 04/22/29 ................. 2,587 2,502,871
4.88%, 05/19/33 ................. 615 588,537
6.35%, 02/09/35 ................. 770 807,615
4.75%, 03/08/44 ................. 2,402 2,062,621
6.34%, 05/04/53 ................. 2,125 2,164,312
9,452,582
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................ 1,325 1,151,531
5.95%, 03/08/28
(b)
................ 812 816,685
1,968,216
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 1,616 1,514,693
7.63%, 11/28/47
(c)
................ 1,611 1,199,212
2,713,905
Oman — 0.0%
(c)
Oman Government Bond, 6.50%
,
03/08/47 . 4,178 4,009,209
Oman Sovereign Sukuk SAOC, 4.40%
,
06/01/24 ...................... 879 864,338
4,873,547
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30 ................. 1,678 1,468,535
2.25%, 09/29/32 ................. 2,723 2,090,093
3.30%, 01/19/33 ................. 1,360 1,132,907
4.50%, 05/15/47 ................. 2,537 2,014,581
6.85%, 03/28/54 ................. 2,670 2,794,396
9,500,512
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00%, 04/15/26 ................. 1,088 1,070,581
5.60%, 03/13/48 ................. 1,662 1,463,441
2,534,022
Peru — 0.1%
Republic of Peru
7.35%, 07/21/25 ................. 2,094 2,159,814
2.78%, 01/23/31 ................. 1,703 1,445,762
3.00%, 01/15/34 ................. 3,334 2,738,348
6,343,924
Philippines — 0.0%
Republic of Philippines
3.70%, 03/01/41 ................. 1,449 1,205,249
2.95%, 05/05/45 ................. 1,619 1,162,345
2,367,594

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Poland — 0.0%
Republic of Poland
5.75%, 11/16/32 ................. USD 1,910 $ 2,012,529
4.25%, 02/14/43
(c)
................ EUR 2,005 2,152,581
5.50%, 04/04/53 ................. USD 1,241 1,256,620
5,421,730
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 3,062 2,990,962
2.88%, 03/11/29
(c)
................ EUR 3,100 3,000,833
2.50%, 02/08/30
(c)
................ 2,698 2,487,784
2.12%, 07/16/31
(c)
................ 2,704 2,291,655
7.63%, 01/17/53
(b)
................ USD 552 620,741
11,391,975
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.38%, 04/16/29
(b)
................ 1,619 1,578,315
3.25%, 11/17/51
(c)
................ 3,975 2,733,806
5.00%, 01/18/53
(b)
................ 3,324 3,057,382
7,369,503
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 1,866 1,683,953
5.88%, 04/20/32 ................. 2,049 1,876,577
5.00%, 10/12/46 ................. 5,156 3,601,053
7,161,583
Ukraine — 0.0%
Ukraine Government Bond
(f)(k)
8.99%, 02/01/26
(c)
................ 3,160 1,015,940
7.25%, 03/15/35
(b)
................ 1,548 463,208
1,479,148
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 2,705 2,913,546
Total Foreign Government Obligations — 1.0%
(Cost: $133,793,990) ............................. 126,666,099
Shares
Shares
Investment Companies
(o)
iShares Core Dividend Growth ETF
(p)
..... 1,855,771 98,838,363
iShares iBoxx $ High Yield Corporate Bond
ETF
(p)
........................ 516,174 38,971,137
iShares iBoxx $ Investment Grade Corporate
Bond ETF ...................... 1,535,578 165,612,087
iShares MBS ETF .................. 3,964,178 368,351,420
Total Investment Companies — 5.5%
(Cost: $660,569,708) ............................. 671,773,007
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.8%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 4.29%, 11/25/35 1,243 1,030,090
Series 2005-8, Class 7A2, (1-mo. LIBOR
USD at 0.56% Floor and 11.00% Cap +
0.56%), 5.97%, 11/25/35 .......... 521 506,199
Series 2005-9, Class 5A1, (1-mo. LIBOR
USD at 0.54% Floor and 11.00% Cap +
0.54%), 5.95%, 11/25/35 .......... 328 323,482
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.86%,
06/25/35
(a)
................... USD 383 $ 339,414
Series 2005-36, Class 2A1A, (1-mo. LIBOR
USD at 0.62% Floor and 11.00% Cap +
0.62%), 6.03%, 08/25/35
(a)
........ 926 829,390
Series 2005-61, Class 1A1, (1-mo. LIBOR
USD at 0.52% Floor + 0.52%), 5.93%,
12/25/35
(a)
................... 167 149,032
Series 2005-63, Class 3A3, 3.82%,
11/25/35
(a)
................... 1,644 1,423,643
Series 2005-63, Class 5A1, 3.94%,
12/25/35
(a)
................... 35 31,484
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 45 39,019
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 5.21%, 02/25/36
(a)
........ 3,548 3,252,088
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 627 366,752
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 981 489,268
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 450 209,139
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 683 288,930
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 2,653 1,158,474
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,713 946,386
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 773 440,075
Series 2006-9T1, Class A7, 6.00%, 05/25/36 309 132,825
Series 2006-J7, Class 2A1, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.71%,
11/20/46
(a)
................... 3,203 2,392,221
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,199 537,625
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 5.94%, 11/25/46
(a)
4,763 3,748,911
Series 2006-OA14, Class 2A1, (1-mo.
LIBOR USD at 0.38% Floor + 0.38%),
5.79%, 11/25/46
(a)
.............. 2,233 1,991,117
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.06%, 11/25/46
(a)
........ 6,409 5,448,316
Series 2006-OA16, Class A2, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.79%,
10/25/46
(a)
................... 278 254,303
Series 2006-OA2, Class A1, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.79%,
05/20/46
(a)
................... 1,206 1,024,619
Series 2006-OA3, Class 2A1, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.83%,
05/25/36
(a)
................... 6,319 5,439,869
Series 2006-OA8, Class 1A1, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.79%,
07/25/46
(a)
................... 8,286 7,166,920
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 1,730 788,769

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... USD 384 $ 182,081
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 232 137,481
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 217 130,233
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,147 607,760
Series 2007-19, Class 1A8, 6.00%, 08/25/37 558 295,699
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,070 1,496,277
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 451 232,951
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,145 1,472,831
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 540 252,815
Series 2007-AL1, Class A1, (1-mo. LIBOR
USD at 0.25% Floor + 0.25%), 5.66%,
06/25/37
(a)
................... 5,322 4,393,688
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,533 621,678
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 5.59%, 11/25/47
(a)
........ 1,318 1,110,729
Series 2007-OA3, Class 1A1, (1-mo. LIBOR
USD at 0.28% Floor + 0.28%), 5.69%,
04/25/47
(a)
................... 7,941 7,081,677
Series 2007-OA4, Class A1, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.75%,
05/25/47
(a)
................... 3,043 2,626,299
Series 2007-OA8, Class 2A1, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.77%,
06/25/47
(a)
................... 6,716 5,090,265
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 979 573,417
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 5.18%,
10/25/46
(a)
................... 8,317 7,095,146
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 5.15%, 10/25/46
(a)
........ 4,453 3,106,102
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(e)
................... 531 447,832
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 280 235,827
Series 2006-D, Class 6A1, 3.38%, 05/20/36 256 204,108
Series 2007-D, Class 1A1, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.79%,
06/20/47 .................... 971 766,733
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. LIBOR USD at 0.68%
Floor + 0.45%), 6.09%, 09/25/37
(a)(b)
.... 701 640,203
Bear Stearns ALT-A Trust, Series 2006-2,
Class 11A1, (1-mo. LIBOR USD at 0.44%
Floor and 11.50% Cap + 0.44%), 5.85%,
04/25/36
(a)
..................... 3,667 3,116,972
Bear Stearns Asset-Backed Securities I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 609 405,134
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 665 491,832
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. LIBOR
USD at 0.17% Floor and 10.50% Cap +
0.17%), 5.75%, 03/25/37 ......... USD 962 $ 902,239
Series 2007-AR3, Class 1A1, (1-mo. LIBOR
USD at 0.14% Floor and 10.50% Cap +
0.14%), 5.55%, 03/25/37 ......... 1,481 1,278,431
Series 2007-AR4, Class 1A1, (1-mo. LIBOR
USD at 0.40% Floor and 10.50% Cap +
0.40%), 5.81%, 09/25/47 ......... 1,685 1,534,410
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. LIBOR
USD at 0.27% Floor and 10.50% Cap +
0.27%), 5.68%, 04/25/35
(a)
........ 768 706,247
Series 2005-9, Class 1A1, (1-mo. LIBOR
USD at 0.60% Floor + 0.60%), 6.01%,
05/25/35
(a)
................... 2,405 1,967,765
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 5.17%, 04/25/46
(a)
........ 2,560 802,231
Series 2007-21, Class 1A1, 6.25%, 02/25/38 138 70,176
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 618 230,086
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 944 351,344
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 8,220 7,614,394
Series 2022-3, Class A1, 5.00%, 05/25/67 8,869 8,574,235
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(b)(e)
.................... 5,181 5,165,751
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 60 53,132
COLT Mortgage Loan Trust
(b)
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
4,079 3,948,987
Series 2022-9, Class A1, 6.79%, 12/25/67
(e)
12,312 12,332,955
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%,
07/25/37 .................... 307 256,047
Series 2011-4R, Class 1A2, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.67%,
09/27/37
(a)
................... 4,240 3,452,325
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
................... 1,505 1,436,767
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.79%,
08/25/47
(a)
..................... 10,324 8,485,831
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)(b)
.. 2,061 1,636,878
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 5.01%,
02/25/37
(a)
..................... 881 526,819
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
............... 14,475 13,727,329
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.54%, 05/25/35
(a)
..... 19 17,128
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo.
LIBOR USD at 0.17% Floor + 0.17%),
5.58%, 02/25/36 ............... 2,079 1,814,414
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 6.21%, 03/25/36 955 851,417
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. LIBOR USD at 0.50% Floor and
11.00% Cap + 0.50%), 5.91%, 10/25/35
(a)
1,205 1,024,322

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 USD 559 $ 406,660
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,222 718,735
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.88%,
08/25/37 .................... 93 70,566
Series 2007-AR15, Class 2A1, 3.34%,
08/25/37 .................... 481 368,011
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)(b)
........ 13,874 12,939,604
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 4.67%,
12/25/35 .................... 326 305,681
Series 2006-1, Class 2A1, 4.35%, 02/25/36 255 248,607
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(b)(e)
............... 13,216 12,598,226
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,311,197
Mill City Mortgage Loan Trust
(b)(e)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 .................... 4,996 4,930,937
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 .................... 8,049 7,978,373
OBX Trust
(b)(e)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... 5,689 5,550,953
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 3,153 3,136,205
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... 19,840 19,855,414
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............. 301 245,682
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)(b)
............... 15,628 15,245,521
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 142 116,054
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 313 116,805
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 32 24,934
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b)(e)
........ 16,823 16,393,825
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(e)
... 15,208 14,463,932
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.20%,
04/25/47
(a)
..................... 184 88,221
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. LIBOR
USD at 0.46% Floor and 10.50% Cap +
0.46%), 5.87%, 02/25/36 ......... 498 434,019
Series 2006-AR4, Class 3A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.79%, 06/25/36 ......... 7,064 6,088,649
Series 2006-AR6, Class 2A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.79%, 07/25/46 ......... 8,926 6,394,299
Series 2007-AR4, Class GA4B, (1-mo.
LIBOR USD at 0.18% Floor + 0.18%),
5.59%, 09/25/47 ............... 1,678 1,540,993
Verus Securitization Trust
(b)(e)
Series 2022-3, Class A1, 4.13%, 02/25/67 10,688 9,793,884
Series 2022-INV2, Class A1, 6.79%,
10/25/67 .................... 15,957 15,995,974
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
........ USD 2,800 $ 2,618,641
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 4.96%, 06/25/47 ......... 5,038 4,119,308
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 5.02%, 07/25/47 ......... 2,775 2,264,698
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.16%, 10/25/36
(e)
1,033 376,807
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 5.19%, 06/25/46
(a)
........ 3,088 2,161,398
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.06%, 10/25/46
(a)
........ 4,417 3,721,519
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 4.93%, 12/25/46
(a)
........ 3,979 3,234,925
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 5.05%, 05/25/47
(a)
........ 2,272 1,893,204
342,078,251
Commercial Mortgage-Backed Securities — 4.3%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
......... 7,780 5,361,423
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. LIBOR USD at 2.12%
Floor + 2.12%), 7.33%, 09/15/34
(a)(b)
.... 23,589 20,292,973
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. LIBOR USD at 2.23% Floor
+ 2.10%), 7.49%, 04/15/35
(a)(b)
........ 3,467 3,321,688
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. LIBOR USD at 1.95% Floor
+ 2.20%), 7.47%, 12/15/36
(a)(b)
........ 9,512 8,651,280
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.77%,
11/15/32 .................... 3,225 2,976,708
Series 2017-SCH, Class DL, (1-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.27%,
11/15/32 .................... 3,965 3,535,550
Series 2018-DSNY, Class D, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.97%,
09/15/34 .................... 11,982 11,855,662
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. LIBOR
USD at 0.47% Floor and 10.11% Cap +
0.47%), 5.88%, 08/25/35 ......... 2,381 2,174,151
Series 2005-3A, Class A1, (1-mo. LIBOR
USD at 0.48% Floor and 10.80% Cap +
0.48%), 5.73%, 11/25/35 .......... 588 532,243
Series 2007-1, Class A1, (1-mo. LIBOR
USD at 0.22% Floor + 0.33%), 5.74%,
03/25/37 .................... 1,947 1,743,232

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-3, Class A2, (1-mo. LIBOR
USD + 0.29%), 5.85%, 07/25/37 .... USD 2,977 $ 2,624,515
Series 2007-6A, Class A4A, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.91%,
12/25/37 .................... 1,761 1,493,466
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
......... 1,750 1,137,121
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
............... 2,672 2,285,847
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
LIBOR USD at 3.70% Floor + 3.70%),
9.04%, 10/15/35
(a)(b)
............... 2,433 861,880
BPR Trust, Series 2021-TY, Class E, (1-mo.
LIBOR USD at 3.60% Floor + 3.60%),
8.94%, 09/15/38
(a)(b)
............... 4,495 4,163,889
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,266,170
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,745,782
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (1-mo. CME Term
SOFR at 2.30% Floor + 2.41%), 7.64%,
10/15/36 .................... 6,375 6,262,713
Series 2019-XL, Class J, (1-mo. CME Term
SOFR at 2.65% Floor + 2.76%), 7.99%,
10/15/36 .................... 11,453 11,087,486
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.25%, 02/15/33 ............... 12,383 12,041,064
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.49%, 02/15/33 ............... 7,261 7,116,592
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.59%, 02/15/33 ............... 4,795 4,687,885
Series 2021-SOAR, Class G, (1-mo. LIBOR
USD at 2.80% Floor + 2.80%), 8.14%,
06/15/38 .................... 8,290 7,874,222
Series 2021-VINO, Class F, (1-mo. LIBOR
USD at 2.92% Floor + 2.80%), 8.14%,
05/15/38 .................... 11,583 11,002,443
Series 2021-XL2, Class F, (1-mo. LIBOR
USD at 2.24% Floor + 2.24%), 7.58%,
10/15/38 .................... 10,931 10,411,007
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.11%, 06/15/27 ............... 6,670 6,649,116
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (1-mo. LIBOR
USD at 3.14% Floor + 3.14%), 8.48%,
10/15/36 .................... 6,579 6,090,531
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.14%, 02/15/36 ............... 3,287 3,217,003
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.14%, 02/15/36 ............... 1,173 1,147,797
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.34%, 02/15/36 ............... 1,765 1,633,420
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.34%, 02/15/36 ............... 5,638 5,218,466
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.59%, 01/15/34 ............... 4,232 4,093,921
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.34%, 01/15/34 ............... USD 6,547 $ 6,292,302
Series 2021-VIEW, Class E, (1-mo. LIBOR
USD at 3.60% Floor + 3.60%), 8.94%,
06/15/36 .................... 7,366 6,570,163
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.39%, 10/15/39 ............... 25,750 25,749,987
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.28%, 10/15/39 ............... 6,780 6,746,040
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.07%, 01/15/39 ............... 4,180 4,080,517
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.91%, 05/15/38 ............... 8,500 8,494,676
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 6,800 4,923,957
Series 2017-CC, Class E, 3.55%, 08/13/37 10,985 7,283,310
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 2,310,602
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class C, 4.84%, 05/10/58
(a)
... 3,330 2,952,843
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%,
03/11/47
(a)
................... 2,278 2,216,896
Series 2016-C1, Class C, 4.94%, 05/10/49
(a)
2,870 2,540,422
Series 2016-GC37, Class C, 4.91%,
04/10/49
(a)
................... 2,640 2,311,871
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
................... 3,446 2,430,725
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.94%,
08/15/36
(a)(b)
.................... 8,900 8,877,632
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)
................... 2,245 1,745,519
Series 2014-CR15, Class C, 4.67%,
02/10/47 .................... 463 404,369
Series 2015-CR23, Class B, 4.18%,
05/10/48 .................... 9,520 8,833,393
Series 2015-LC19, Class C, 4.21%,
02/10/48 .................... 6,513 5,603,138
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
................... 3,200 2,458,633
CSMC Trust
(a)(b)
Series 2015-RPL1, Class A, 0.00%,
02/15/24
(d)
................... 8,800 7,891,292
Series 2020-FACT, Class E, (1-mo. LIBOR
USD at 4.86% Floor + 4.86%), 10.20%,
10/15/37 .................... 3,644 3,249,421
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... 1,450 1,040,968
Series 2021-BHAR, Class E, (1-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.84%,
11/15/38 .................... 1,338 1,307,831
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.36%, 09/09/24 ............... 15,900 15,883,586
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. LIBOR USD at 2.00% Floor
+ 2.00%), 7.52%, 05/15/35
(a)(b)
........ 4,998 4,829,061

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, 3.53%,
10/10/34 .................... USD 9,073 $ 6,964,601
Series 2017-BRBK, Class F, 3.53%,
10/10/34 .................... 1,910 1,409,148
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. LIBOR USD at 3.12%
Floor + 3.12%), 8.45%, 11/15/38
(a)(b)
.... 11,890 11,061,571
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.59%,
07/15/38 .................... 9,033 8,828,968
Series 2021-ESH, Class E, (1-mo. LIBOR
USD at 2.85% Floor + 2.85%), 8.19%,
07/15/38 .................... 6,313 6,154,413
Series 2021-ESH, Class F, (1-mo. LIBOR
USD at 3.70% Floor + 3.70%), 9.04%,
07/15/38 .................... 2,760 2,649,767
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
..... 1,500 1,342,674
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.41%,
07/10/48 .................... 1,075 958,247
Series 2021-DM, Class F, (1-mo. LIBOR
USD at 3.44% Floor + 3.44%), 8.77%,
11/15/36
(b)
................... 2,740 2,605,289
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.91%, 11/15/27
(b)
.............. 5,070 5,051,121
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,785,509
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,729,160
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.69%,
10/15/36 .................... 3,330 3,052,053
Series 2021-LULU, Class F, (1-mo. LIBOR
USD at 4.40% Floor + 4.40%), 9.74%,
10/15/36 .................... 1,177 1,070,861
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.47%, 10/15/39
(a)(b)
17,200 17,164,790
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.14%,
12/15/48
(a)(b)
.................... 1,898 1,413,622
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%,
09/06/38 .................... 4,787 3,972,271
Series 2019-OSB, Class E, 3.78%, 06/05/39 2,800 2,149,725
Series 2022-NLP, Class F, (1-mo. CME Term
SOFR at 3.54% Floor + 3.54%), 8.76%,
04/15/37 .................... 10,561 9,170,960
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.40%, 09/15/39 ............... 8,730 8,741,792
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,909 1,882,881
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (1-mo. LIBOR USD at 1.80% Floor
+ 1.80%), 7.22%, 05/15/36
(a)(b)
........ 4,040 3,982,800
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.69%, 03/15/38
(a)(b)
......... 8,334 7,936,686
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.67%, 03/10/50
(a)(b)
... 3,375 2,564,846
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
LUXE Trust, Series 2021-TRIP, Class E, (1-mo.
LIBOR USD at 2.75% Floor + 2.75%),
8.09%, 10/15/38
(a)(b)
............... USD 920 $ 885,990
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)
............. 3,305 2,580,102
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo. LIBOR
USD at 4.00% Floor + 4.00%), 9.34%,
11/15/38 .................... 13,734 12,959,963
Series 2021-MDLN, Class G, (1-mo. LIBOR
USD at 5.25% Floor + 5.25%), 10.59%,
11/15/38 .................... 17,286 16,035,086
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.22% Floor + 4.22%),
9.44%, 12/15/34
(a)(b)
............... 3,940 3,648,634
MHP Commercial Mortgage Trust, Series
2021-STOR, Class J, (1-mo. LIBOR USD at
3.95% Floor + 3.95%), 9.29%, 07/15/38
(a)(b)
1,277 1,211,063
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................... 727 603,560
Morgan Stanley Capital I Trust
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,570 942,433
Series 2018-H3, Class C, 4.85%, 07/15/51
(a)
2,880 2,314,688
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
......................... 2,112 1,383,281
Series 2018-SUN, Class F, (1-mo. LIBOR
USD at 2.55% Floor + 2.55%), 8.14%,
07/15/35
(a)(b)
.................. 3,060 2,983,205
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR at
5.29% Floor + 5.29%), 10.51%, 03/15/39
(a)(b)
6,622 6,153,503
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
...... 8,300 4,831,020
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. LIBOR USD at
4.35% Floor + 4.35%), 9.69%, 07/15/38
(a)(b)
1,400 1,060,576
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.41%, 05/15/37
(a)(b)
............... 4,250 4,137,519
Velocity Commercial Capital Loan Trust, Series
2022-1, Class M4, 5.20%, 02/25/52
(a)(b)
.. 5,898 4,331,967
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
................... 1,600 1,482,169
Series 2016-C37, Class C, 4.49%,
12/15/49
(a)
................... 2,803 2,380,041
Series 2016-LC25, Class C, 4.34%,
12/15/59
(a)
................... 8,320 7,052,937
Series 2016-NXS5, Class B, 4.94%,
01/15/59
(a)
................... 1,875 1,679,469
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 950,561
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.01%,
11/15/27
(a)(b)
.................... 11,975 11,967,445
529,805,367
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.90%,
08/10/35 .................... 71,475 1,960,163

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 .................... USD 35,000 $ 266,919
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39
(b)
..................... 375,000 153,863
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.08%, 11/10/49 ... 58,887 1,559,236
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
................... 12,675 100,042
Series 2015-CR25, Class XA, 0.79%,
08/10/48 .................... 11,574 149,328
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.79%,
09/15/47 ...................... 5,960 27,556
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 805,395
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.80%, 03/10/50
(b)
.... 33,671 569,393
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.29%,
04/15/47
(b)
................... 80,982 51,092
Series 2015-C26, Class XD, 1.31%,
10/15/48
(b)
................... 12,675 320,738
Series 2016-C32, Class XA, 0.65%,
12/15/49 .................... 29,319 519,104
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.59%, 03/15/49
(b)
.... 13,600 491,542
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%,
04/10/37 .................... 40,610 314,992
Series 2017-75B, Class XB, 0.03%,
04/10/37 .................... 27,000 54,267
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
................... 11,784 362,752
Series 2016-LC25, Class XA, 0.82%,
12/15/59 .................... 18,605 412,666
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.58%,
05/15/47 .................... 57,079 214,844
Series 2014-LC14, Class XA, 1.22%,
03/15/47 .................... 21,545 29,607
8,363,499
Total Non-Agency Mortgage-Backed Securities — 7.2%
(Cost: $937,469,510) ............................. 880,247,117
Preferred Securities
Capital Trusts — 1.3%
Banks — 0.2%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
... EUR 3,200 3,359,017
Citigroup, Inc.
Series P, (3-mo. CME Term SOFR + 4.17%),
5.95% ...................... USD 615 596,867
Series Y, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.00%),
4.15% ...................... 15 12,562
HSBC Holdings plc, (5-Year USD Swap Rate +
3.71%), 6.38% .................. 1,200 1,162,283
Security
Par (000)
Par (000) Value
Banks (continued)
PNC Financial Services Group, Inc. (The)
Series T, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ...................... USD 12,250 $ 9,493,750
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 1,800 1,732,500
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 1,614 1,475,877
US Bancorp, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ........................ 15,530 12,074,575
29,907,431
Capital Markets — 0.2%
(a)(j)
Bank of New York Mellon Corp. (The), Series
H, (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% . 21,025 19,042,291
Charles Schwab Corp. (The)
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ...................... 600 535,644
Series H, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ...................... 934 731,545
20,309,480
Consumer Finance — 0.3%
(a)(j)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 13,375 10,148,281
Capital One Financial Corp., Series M, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ..... 6,300 5,014,485
Discover Financial Services, Series C, (3-mo.
LIBOR USD + 3.08%), 5.50% ........ 20,150 15,522,629
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 1,220 1,101,343
31,786,738
Electric Utilities — 0.1%
(a)(j)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 15,783 14,007,081
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 1,870 1,615,627
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................ 2,634 2,552,593
18,175,301
Financial Services — 0.1%
Voya Financial, Inc., Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.36%), 6.13%
(a)(j)
......... 7,690 7,493,654
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(j)
..................... 1,923 1,711,470
Industrial Conglomerates — 0.0%
General Electric Co., Series D, (3-mo. LIBOR
USD + 3.33%), 8.88%
(a)(j)
........... 229 229,566

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.1%
MetLife, Inc., Series G, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a)(j)
................ USD 9,275 $ 8,666,670
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a)(j)
......... 10,005 8,588,292
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP
(a)(j)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... 3,522 3,190,253
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 29,150 25,602,478
28,792,731
Total Capital Trusts — 1.3%
(Cost: $181,124,739) ............................. 155,661,333
Shares
Shares
Preferred Stocks — 0.4%
Banks — 0.1%
Banco Bradesco SA (Preference) ........ 1,637,107 5,764,278
Insurance — 0.1%
Allstate Corp. (The) (Preference), Series H,
5.10%
(j)
....................... 735,000 15,824,550
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 540,454 24,342,469
Total Preferred Stocks — 0.4%
(Cost: $39,754,656) .............................. 45,931,297
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT at 14.50%
Cap + 1.55%), 7.06%, 12/21/65
(a)(b)
..... 16,872,000 11,833,908
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (3-mo. LIBOR USD at
14.50% Cap + 1.80%), 7.31%, 12/21/65
(a)(b)
11,944,000 8,538,698
Total Trust Preferreds — 0.1%
(Cost: $27,894,930) .............................. 20,372,606
Total Preferred Securities — 1.8%
(Cost: $248,774,325) ............................. 221,965,236
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2018-K732, Class B,
4.05%, 05/25/25 ............... 1,500 1,437,862
Series 2018-W5FX, Class CFX,
3.66%, 04/25/28 ............... 4,627 3,851,089
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $5,996,810) .............................. 5,288,951
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(d)
(f)
............................ 1,841 $ —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
.... 1,489 26,951
Total Warrants — 0.0%
(Cost: $—) .................................... 26,951
Total Long-Term Investments — 96.7%
(Cost: $11,946,105,585) ........................... 11,842,411,659
Short-Term Securities
Money Market Funds — 4.6%
(o)(q)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.16% ................... 518,724,542 518,724,542
SL Liquidity Series, LLC, Money Market Series,
5.42%
(r)
....................... 39,731,510 39,735,483
Total Money Market Funds — 4.6%
(Cost: $558,430,626) ............................. 558,460,025
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills , 5.34%, 11/14/23
(m)(s)
.... USD 2,090 2,057,882
Total U.S. Treasury Obligations — 0.0%
(Cost: $2,057,978) .............................. 2,057,882
Total Short-Term Securities — 4.6%
(Cost: $560,488,604) ............................. 560,517,907
Total Investments — 101.3%
(Cost: $12,506,594,189 ) ........................... 12,402,929,566
Liabilities in Excess of Other Assets — (1.3)% ............ (164,044,679)
Net Assets — 100.0% ..............................
$ 12,238,884,887

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,996,595, representing 0.06% of its net assets as of period end, and an original cost of $7,146,100.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Affiliate of the Fund.
(p)
All or a portion of this security is on loan.
(q)
Annualized 7-day yield as of period end.
(r)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(s)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,110,335,000 $ — $ (591,610,458)
(a)
$ — $ — $ 518,724,542 518,724,542 $ 17,442,591 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 407,625,445 — (365,365,796)
(a)
(2,520,717) (3,449) 39,735,483 39,731,510 3,012,481
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF
(c)
— 185,692,036 (186,391,185) 699,149 — — — 1,912,188 —
iShares Core Dividend Growth
ETF .................. 156,928,300 270,130,479 (329,014,154) 3,839,496 (3,045,758) 98,838,363 1,855,771 3,116,362 —
iShares Core S&P 500 ETF
(c)
... — 272,106,781 (276,227,700) 4,120,919 — — — 1,200,461 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 380,113,648 — (316,619,500) (61,809,327) 37,286,316 38,971,137 516,174 9,535,916 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 52,903,976 165,488,934 (51,365,671) 926,639 (2,341,791) 165,612,087 1,535,578 2,861,852 —
iShares MBS ETF .......... — 372,058,794 — — (3,707,374) 368,351,420 3,964,178 3,064,249 —
$ (54,743,841) $ 28,187,944 $ 1,230,233,032 $ 42,146,100 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 250 09/15/23 $ 13,179 $ 671,163
S&P 500 E-Mini Index ....................................................... 529 09/15/23 122,054 553,542
U.S. Treasury 10-Year Note ................................................... 13,372 09/20/23 1,490,560 (18,879,634)
U.S. Treasury 10-Year Ultra Note ............................................... 5,483 09/20/23 641,854 (13,136,949)
U.S. Treasury 5-Year Note .................................................... 15,506 09/29/23 1,657,325 (34,480,238)
(65,272,116)
Short Contracts
EURO STOXX 50 Index ..................................................... 1,165 09/15/23 57,555 (1,777,372)
GBP Currency ............................................................ 3,971 09/18/23 318,698 (5,458,304)
JPY Currency ............................................................ 663 09/18/23 58,692 1,122,000
U.S. Treasury 10-Year Note ................................................... 157 09/20/23 17,501 434,005
U.S. Treasury Long Bond ..................................................... 62 09/20/23 7,727 133,592
U.S. Treasury Ultra Bond ..................................................... 24 09/20/23 3,180 65,772
(5,480,307)
$ (70,752,423)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 151,098 CHF 130,000 Goldman Sachs International 08/17/23 $ 1,769
USD 658,956 EUR 597,000 Bank of New York Mellon 08/17/23 2,040
USD 123,506,383 EUR 110,153,000 Barclays Bank plc 08/17/23 2,298,285
USD 972,422 EUR 880,000 Citibank NA 08/17/23 4,104
USD 1,005,601 EUR 900,000 Deutsche Bank AG 08/17/23 15,275
USD 305,063,423 EUR 272,730,000 Morgan Stanley & Co. International plc 08/17/23 4,961,885
USD 1,304,242 EUR 1,160,000 Toronto Dominion Bank 08/17/23 27,823
USD 40,145,321 GBP 30,610,000 Bank of New York Mellon 08/17/23 858,794
USD 2,352,141 GBP 1,828,000 Barclays Bank plc 08/17/23 5,987
USD 51,664,928 GBP 39,550,000 Morgan Stanley & Co. International plc 08/17/23 904,322
USD 1,522,627 EUR 1,373,438 Bank of New York Mellon 09/14/23 9,184
USD 7,266,621 EUR 6,447,000 BNP Paribas SA 09/20/23 160,508
USD 699,538 EUR 621,000 JPMorgan Chase Bank NA 09/20/23 15,050
USD 256,630 EUR 230,000 Societe Generale SA 09/20/23 3,116
USD 142,081 GBP 110,614 BNP Paribas SA 09/20/23 94
USD 107,176 GBP 83,000 Goldman Sachs International 09/20/23 635
USD 182,802 GBP 141,000 JPMorgan Chase Bank NA 09/20/23 1,811
KRW 1,530,726,000 USD 1,182,247 Citibank NA 10/16/23 21,005
USD 2,224,916 AED 8,169,000 Bank of America NA 10/16/23 372
USD 623,183 AUD 903,000 Bank of New York Mellon 10/16/23 15,063
USD 1,401,132 CAD 1,836,000 Bank of New York Mellon 10/16/23 7,374
USD 2,190,361 CHF 1,882,000 UBS AG 10/16/23 14,449
USD 146,464 EUR 131,000 Bank of New York Mellon 10/16/23 1,891
USD 1,421,041 EUR 1,285,000 Deutsche Bank AG 10/16/23 2,898
USD 324,293 EUR 292,000 UBS AG 10/16/23 2,038
USD 9,665,163 GBP 7,439,000 Bank of New York Mellon 10/16/23 116,184
USD 144,142 GBP 110,000 Deutsche Bank AG 10/16/23 2,942
9,454,898
EUR 1,450,000 USD 1,629,395 Standard Chartered Bank 08/17/23 (33,871)
USD 461,735 EUR 423,086 Bank of America NA 09/14/23 (4,479)
USD 832,437 EUR 767,156 Bank of New York Mellon 09/14/23 (12,921)
USD 10,387,623 EUR 9,597,878 State Street Bank and Trust Co. 09/14/23 (188,631)
USD 12,684,413 GBP 9,892,000 BNP Paribas SA 09/20/23 (13,210)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 2,081,000 USD 1,418,027 Bank of New York Mellon 10/16/23 $ (16,589)
CAD 10,204,000 USD 7,747,922 Citibank NA 10/16/23 (1,787)
CAD 323,000 USD 245,349 Westpac Banking Corp. 10/16/23 (151)
GBP 308,000 USD 403,631 Barclays Bank plc 10/16/23 (8,272)
JPY 548,308,000 USD 4,019,954 Bank of New York Mellon 10/16/23 (119,422)
NZD 12,265,000 USD 7,730,151 Bank of New York Mellon 10/16/23 (111,869)
SGD 435,000 USD 328,426 Citibank NA 10/16/23 (100)
USD 599,931 HKD 4,686,000 UBS AG 10/16/23 (1,352)
(512,654)
$ 8,942,244
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 40.V1 ................ 1.00 % Quarterly 06/20/28 USD 46,141 $ (795,985) $ (540,805) $ (255,180)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Intrum AB ............... 5.00 % Quarterly Goldman Sachs International 06/20/28 EUR 678 $ 127,026 $ 145,728 $ (18,702)
Intrum AB ............... 5.00 Quarterly HSBC Bank plc 06/20/28 EUR 678 127,026 147,693 (20,667)
Picard Bondco SA ......... 5.00 Quarterly BNP Paribas SA 06/20/28 EUR 374 (12,714) 7,042 (19,756)
$ – $ – $ –
$ 241,338 $ 300,463 $ (59,125)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
thyssenkrupp AG ...... 1.00 % Quarterly Bank of America NA 12/20/23 BB EUR 710 $ 2,689 $ (5,590) $ 8,279
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 24,922 25,303 (381)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 06/20/26 BB- EUR 555 35,242 (14,084) 49,326
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 BB- EUR 320 15,293 (9,604) 24,897
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 BB- EUR 244 11,644 7,395 4,249
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 237 11,318 7,603 3,715
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 125 5,974 3,783 2,191
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB- EUR 125 5,974 4,431 1,543
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BBB- EUR 560 75,730 34,629 41,101
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 NR EUR 480 (6,468) (23,340) 16,872

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
TK Elevator Holdco GmbH 5.00 % Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 $ 25,693 $ 12,856 $ 12,837
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 1,090 140,434 39,252 101,182
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 615 (12,767) (68,493) 55,726
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 113 (2,353) (9,809) 7,456
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 227 (4,706) (19,617) 14,911
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 131 (2,709) (15,432) 12,723
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 529 (10,992) (73,321) 62,329
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 304 (80,369) (62,335) (18,034)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 183 (48,309) (36,743) (11,566)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 513 (135,786) (103,276) (32,510)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 149 (39,401) (30,849) (8,552)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 312 (82,456) (63,381) (19,075)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 226 (59,786) (45,913) (13,873)
United Group BV ...... 5.00 Quarterly Bank of America NA 12/20/27 B EUR 610 (53,963) (83,598) 29,635
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B EUR 435 (38,435) (63,796) 25,361
Bank of America Corp. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR USD 3,305 43,167 2,152 41,015
Bank of America Corp. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR USD 365 4,440 (1,571) 6,011
K+S AG ............ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/28 BBB- EUR 148 23,870 15,399 8,471
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 54 (2,123) (3,673) 1,550
United Group BV ...... 5.00 Quarterly Deutsche Bank AG 06/20/28 B EUR 839 (88,366) (79,176) (9,190)
$ (242,599) $ (660,798) $ 418,199
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 3,132,406 $ 101,652
(c)
$ 3,255,501 0.0%
(d)
Monthly
JPMorgan Chase
Bank NA
(e)
08/10/23 746,535 88,553
(f)
841,239 0.0
(d)
$ 190,205 $ 4,096,740

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (e)
Range: 90-95 basis points 40-60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(21,443) of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(6,151) of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ 322,843 $ 416,182 12.8%
Vietnam
Vietnam Dairy Products JSC .. 861,700 2,839,319 87.2
Total Reference Entity — Long ............ 3,255,501
Net Value of Reference Entity — HSBC Bank plc $ 3,255,501
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA , as of period end, termination date August 10, 2023 :
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
China
Prosus NV .............. 10,607 $ 839,092 99.7%
Russia
X5 Retail Group NV, GDR ... 214,691 2,147 0.3
Total Reference Entity — Long ............ 841,239
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 841,239
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ — $ (540,805) $ — $ (255,180)
OTC Swaps ................................................................... 453,266 (813,601) 721,585 (172,306)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,224,705 $ 1,122,000 $ 633,369 $ — $ 2,980,074
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 9,454,898 — — 9,454,898
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 984,646 190,205 — — — 1,174,851
$ — $ 984,646 $ 1,414,910 $ 10,576,898 $ 633,369 $ — $ 13,609,823
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,777,372 $ 5,458,304 $ 66,496,821 $ — $ 73,732,497
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 512,654 — — 512,654
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 255,180 — — — — 255,180
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 985,907 — — — — 985,907
$ — $ 1,241,087 $ 1,777,372 $ 5,970,958 $ 66,496,821 $ — $ 75,486,238
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 68,801,575 $ 8,910,458 $ (94,955,549) $ — $ (17,243,516)
Forward foreign currency exchange contracts .... — — — (62,253,036) — — (62,253,036)
Options purchased
(a)
..................... — (242,407) 26,688,458 — — — 26,446,051
Options written ........................ — (62,422) (6,511,860) — — — (6,574,282)
Swaps .............................. — (754,644) 141,401 — — — (613,243)
$ — $ (1,059,473) $ 89,119,574 $ (53,342,578) $ (94,955,549) $ — $ (60,238,026)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (24,494,164) $ (16,135,807) $ (87,968,011) $ — $ (128,597,982)
Forward foreign currency exchange contracts .... — — — 14,114,519 — — 14,114,519
Options purchased
(b)
..................... — 102,410 (8,795,111) — — — (8,692,701)
Options written ........................ — 24,413 522,475 — — — 546,888
Swaps .............................. — 1,353,714 156,142 — — — 1,509,856
$ — $ 1,480,537 $ (32,610,658) $ (2,021,288) $ (87,968,011) $ — $ (121,119,420)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,073,375,236
Average notional value of contracts — short ................................................................................. $ 578,231,883
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 456,938,726
Average amounts sold — in USD ........................................................................................ $ 35,384,766
Options
Average value of option contracts purchased ................................................................................ $ 1,430,119
Average value of option contracts written ................................................................................... $ 708,768
Average notional value of swaption contracts purchased ......................................................................... $ 1,976,500
Average notional value of swaption contracts written ........................................................................... $ 988,250
Credit default swaps
Average notional value — buy protection ................................................................................... $ 20,585,755
Average notional value — sell protection ................................................................................... $ 24,705,831
Total return swaps
Average notional value ............................................................................................... $ 8,211,913
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 5,721,598 $ —
Forward foreign currency exchange contracts ................................................................. 9,454,898 512,654
Swaps — centrally cleared .............................................................................. — 36,831
Swaps — OTC
(a)
..................................................................................... 1,174,851 985,907
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 16,351,347 $ 1,535,392
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(5,721,598) (36,831)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 10,629,749 $ 1,498,561
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 112,509 $ (112,509) $ — $ — $ —
Bank of New York Mellon ........................... 1,010,530 (260,801) — — 749,729
Barclays Bank plc ................................ 2,315,916 (192,367) — — 2,123,549
BNP Paribas SA ................................. 167,644 (32,966) — — 134,678
Citibank NA .................................... 25,109 (25,109) — — —
Credit Suisse International .......................... 230,324 (91,833) — — 138,491
Deutsche Bank AG ............................... 21,115 (21,115) — — —
Goldman Sachs International ........................ 173,825 (18,702) — — 155,123
HSBC Bank plc .................................. 249,345 (20,667) — — 228,678
JPMorgan Chase Bank NA .......................... 379,955 (270,056) — — 109,899
Morgan Stanley & Co. International plc .................. 5,896,051 (59,786) — — 5,836,265
Societe Generale SA .............................. 3,116 — — — 3,116
Toronto Dominion Bank ............................ 27,823 — — — 27,823
UBS AG ...................................... 16,487 (1,352) — — 15,135
$ 10,629,749 $ (1,107,263) $ — $ — $ 9,522,486

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 197,724 $ (112,509) $ — $ — $ 85,215
Bank of New York Mellon ........................... 260,801 (260,801) — — —
Barclays Bank plc ................................ 192,367 (192,367) — — —
BNP Paribas SA ................................. 32,966 (32,966) — — —
Citibank NA .................................... 41,288 (25,109) — — 16,179
Credit Suisse International .......................... 91,833 (91,833) — — —
Deutsche Bank AG ............................... 88,366 (21,115) — (67,251) —
Goldman Sachs International ........................ 18,702 (18,702) — — —
HSBC Bank plc .................................. 20,667 (20,667) — — —
JPMorgan Chase Bank NA .......................... 270,056 (270,056) — — —
Morgan Stanley & Co. International plc .................. 59,786 (59,786) — — —
Standard Chartered Bank ........................... 33,871 — — — 33,871
State Street Bank and Trust Co. ...................... 188,631 — — — 188,631
UBS AG ...................................... 1,352 (1,352) — — —
Westpac Banking Corp. ............................ 151 — — — 151
$ 1,498,561 $ (1,107,263) $ — $ (67,251) $ 324,047
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,735,077,204 $ 2,509,652 $ 1,737,586,856
Common Stocks
Aerospace & Defense .................................... 21,800,240 3,673,136 — 25,473,376
Air Freight & Logistics .................................... 17,333,103 773,073 — 18,106,176
Automobile Components .................................. 9,057,638 519,481 — 9,577,119
Automobiles .......................................... 8,067,229 13,034,818 — 21,102,047
Banks ............................................... 103,695,533 123,555,135 883 227,251,551
Beverages ........................................... 7,768,204 23,744,539 — 31,512,743
Biotechnology ......................................... 21,410,881 1,860,403 — 23,271,284
Broadline Retail ........................................ 4,651,345 23,380,878 — 28,032,223
Building Products ....................................... 17,674,857 6,205,040 — 23,879,897
Capital Markets ........................................ 46,538,562 5,554,020 — 52,092,582
Chemicals ............................................ 28,850,856 36,735,423 — 65,586,279
Commercial Services & Supplies ............................. 12,479,571 536,620 — 13,016,191
Communications Equipment ................................ 12,054,727 9,065,777 — 21,120,504
Construction & Engineering ................................ — 11,523,136 — 11,523,136
Construction Materials .................................... 4,978,996 — — 4,978,996
Consumer Finance ...................................... 20,559,439 11,549,484 — 32,108,923
Consumer Staples Distribution & Retail ........................ 32,946,344 8,965,849 2,685,092 44,597,285
Containers & Packaging .................................. 13,078,524 — — 13,078,524
Diversified REITs ....................................... 18,988,765 — — 18,988,765
Diversified Telecommunication Services ........................ 33,380,401 42,053,614 — 75,434,015
Electric Utilities ........................................ 136,534,976 17,970,268 — 154,505,244
Electrical Equipment ..................................... — 7,610,073 — 7,610,073
Electronic Equipment, Instruments & Components ................. 12,960,447 24,937,957 — 37,898,404

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Energy Equipment & Services .............................. $ 16,483,228 $ — $ — $ 16,483,228
Entertainment ......................................... 15,716,286 280,966 — 15,997,252
Financial Services ...................................... 25,903,683 — — 25,903,683
Food Products ......................................... 39,657,488 27,741,727 — 67,399,215
Gas Utilities ........................................... 167,429 11,459,546 — 11,626,975
Ground Transportation ................................... 32,121,393 3,302,092 — 35,423,485
Health Care Equipment & Supplies ........................... 55,964,337 29,290,583 — 85,254,920
Health Care Providers & Services ............................ 75,519,870 6,700,135 — 82,220,005
Health Care REITs ...................................... 73,744,501 — — 73,744,501
Hotels, Restaurants & Leisure .............................. 8,025,167 19,607,215 — 27,632,382
Household Durables ..................................... 24,812,757 16,965,870 — 41,778,627
Household Products ..................................... — 22,308,237 — 22,308,237
Independent Power and Renewable Electricity Producers ............ 2,160,205 5,964,838 — 8,125,043
Industrial Conglomerates .................................. — 15,044,165 — 15,044,165
Industrial REITs ........................................ 30,984,924 33,696,433 — 64,681,357
Insurance ............................................ 44,213,160 70,062,902 — 114,276,062
Interactive Media & Services ............................... 5,389,828 4,127,312 — 9,517,140
IT Services ........................................... 45,544,330 29,339,028 — 74,883,358
Life Sciences Tools & Services .............................. 2,500,114 20,954,886 — 23,455,000
Machinery ............................................ 17,157,967 28,009,280 — 45,167,247
Marine Transportation .................................... — 1,399,145 — 1,399,145
Media ............................................... 16,025,550 2,898,065 — 18,923,615
Metals & Mining ........................................ 5,775,780 10,225,768 66 16,001,614
Multi-Utilities .......................................... 77,449,018 22,066,957 — 99,515,975
Office REITs .......................................... 37,986,047 — — 37,986,047
Oil, Gas & Consumable Fuels ............................... 95,246,775 72,214,476 45 167,461,296
Paper & Forest Products .................................. — 1,655,516 — 1,655,516
Passenger Airlines ...................................... — 6,057,187 — 6,057,187
Personal Care Products .................................. 5,746,585 12,539,633 — 18,286,218
Pharmaceuticals ....................................... 6,416,756 129,615,916 — 136,032,672
Professional Services .................................... 57,564,125 24,779,645 — 82,343,770
Real Estate Management & Development ....................... 3,988,322 35,170,340 — 39,158,662
Residential REITs ....................................... 31,942,645 — — 31,942,645
Retail REITs .......................................... 12,885,395 13,543,059 — 26,428,454
Semiconductors & Semiconductor Equipment .................... 7,189,511 88,140,170 — 95,329,681
Software ............................................. 63,362,884 2,946,355 — 66,309,239
Specialized REITs ...................................... 94,178,110 — — 94,178,110
Specialty Retail ........................................ 7,949,665 12,648,660 — 20,598,325
Technology Hardware, Storage & Peripherals .................... 32,498,880 22,636,509 — 55,135,389
Textiles, Apparel & Luxury Goods ............................ 2,260,452 24,682,485 — 26,942,937
Tobacco ............................................. 20,816,750 12,092,654 — 32,909,404
Trading Companies & Distributors ............................ 3,006,912 21,404,488 — 24,411,400
Transportation Infrastructure ............................... 6,557,414 98,600,063 — 105,157,477
Water Utilities ......................................... — 4,171,078 — 4,171,078
Wireless Telecommunication Services ......................... 7,212,185 30,849,272 3 38,061,460
Corporate Bonds
Aerospace & Defense .................................... — 93,124,008 — 93,124,008
Air Freight & Logistics .................................... — 621,179 — 621,179
Automobile Components .................................. — 53,789,656 — 53,789,656
Automobiles .......................................... — 25,467,426 — 25,467,426
Banks ............................................... — 467,588,838 — 467,588,838
Beverages ........................................... — 7,416,773 — 7,416,773
Biotechnology ......................................... — 17,209,244 — 17,209,244
Broadline Retail ........................................ — 11,730,298 — 11,730,298
Building Products ....................................... — 19,293,204 — 19,293,204
Capital Markets ........................................ — 161,216,744 1 161,216,745
Chemicals ............................................ — 75,845,992 — 75,845,992
Commercial Services & Supplies ............................. — 78,548,670 — 78,548,670
Communications Equipment ................................ — 12,786,549 — 12,786,549
Construction & Engineering ................................ — 22,280,702 — 22,280,702
Construction Materials .................................... — 1,219,743 — 1,219,743
Consumer Finance ...................................... — 68,132,462 — 68,132,462
Consumer Staples Distribution & Retail ........................ — 18,288,184 — 18,288,184
Containers & Packaging .................................. — 77,258,308 — 77,258,308
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Level 1 Level 2 Level 3 Total
Distributors ........................................... $ — $ 4,500,282 $ — $ 4,500,282
Diversified Consumer Services .............................. — 17,432,313 — 17,432,313
Diversified REITs ....................................... — 21,003,266 — 21,003,266
Diversified Telecommunication Services ........................ — 135,143,683 — 135,143,683
Electric Utilities ........................................ — 130,505,775 — 130,505,775
Electrical Equipment ..................................... — 12,482,586 — 12,482,586
Electronic Equipment, Instruments & Components ................. — 4,016,535 — 4,016,535
Energy Equipment & Services .............................. — 66,338,380 — 66,338,380
Entertainment ......................................... — 24,063,081 — 24,063,081
Financial Services ...................................... — 78,966,817 — 78,966,817
Food Products ......................................... — 24,613,186 — 24,613,186
Gas Utilities ........................................... — 7,676,045 — 7,676,045
Ground Transportation ................................... — 46,883,727 — 46,883,727
Health Care Equipment & Supplies ........................... — 22,689,017 — 22,689,017
Health Care Providers & Services ............................ — 71,066,488 — 71,066,488
Health Care REITs ...................................... — 10,679,088 — 10,679,088
Health Care Technology .................................. — 2,282,066 — 2,282,066
Hotel & Resort REITs .................................... — 6,415,076 — 6,415,076
Hotels, Restaurants & Leisure .............................. — 163,467,660 — 163,467,660
Household Durables ..................................... — 15,672,029 — 15,672,029
Household Products ..................................... — 4,060,443 — 4,060,443
Independent Power and Renewable Electricity Producers ............ — 11,225,140 — 11,225,140
Industrial Conglomerates .................................. — 16,257,889 — 16,257,889
Industrial REITs ........................................ — 2,904,825 — 2,904,825
Insurance ............................................ — 103,563,969 — 103,563,969
Interactive Media & Services ............................... — 1,882,047 — 1,882,047
IT Services ........................................... — 30,914,819 — 30,914,819
Leisure Products ....................................... — 2,344,899 — 2,344,899
Life Sciences Tools & Services .............................. — 5,445,346 — 5,445,346
Machinery ............................................ — 40,293,565 — 40,293,565
Marine Transportation .................................... — 2,011,826 — 2,011,826
Media ............................................... — 112,473,405 — 112,473,405
Metals & Mining ........................................ — 64,599,501 — 64,599,501
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,868,015 — 2,868,015
Multi-Utilities .......................................... — 14,688,218 — 14,688,218
Office REITs .......................................... — 5,604,522 — 5,604,522
Oil, Gas & Consumable Fuels ............................... — 273,324,689 — 273,324,689
Paper & Forest Products .................................. — 3,766,060 — 3,766,060
Passenger Airlines ...................................... — 42,235,144 — 42,235,144
Personal Care Products .................................. — 2,756,481 — 2,756,481
Pharmaceuticals ....................................... — 48,838,886 — 48,838,886
Professional Services .................................... — 12,134,497 — 12,134,497
Real Estate Management & Development ....................... — 23,335,327 — 23,335,327
Residential REITs ....................................... — 3,227,600 — 3,227,600
Retail REITs .......................................... — 8,549,220 — 8,549,220
Semiconductors & Semiconductor Equipment .................... — 31,145,032 — 31,145,032
Software ............................................. — 109,682,368 — 109,682,368
Specialized REITs ...................................... — 21,205,257 — 21,205,257
Specialty Retail ........................................ — 45,156,213 — 45,156,213
Technology Hardware, Storage & Peripherals .................... — 12,263,562 — 12,263,562
Textiles, Apparel & Luxury Goods ............................ — 8,719,369 — 8,719,369
Tobacco ............................................. — 6,134,562 — 6,134,562
Trading Companies & Distributors ............................ — 37,129,331 — 37,129,331
Transportation Infrastructure ............................... — 4,184,347 — 4,184,347
Water Utilities ......................................... — 340,720 — 340,720
Wireless Telecommunication Services ......................... — 55,207,354 — 55,207,354
Equity-Linked Notes ...................................... — 1,023,778,952 — 1,023,778,952
Fixed Rate Loan Interests .................................. — 1,262,835 — 1,262,835
Floating Rate Loan Interests
Aerospace & Defense .................................... — 15,100,113 — 15,100,113
Automobile Components .................................. — 3,222,854 — 3,222,854
Automobiles .......................................... — 1,920,830 — 1,920,830
Beverages ........................................... — 6,567,489 — 6,567,489
Broadline Retail ........................................ — 6,831,529 1,922,124 8,753,653
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Building Products ....................................... $ — $ 7,000,675 $ — $ 7,000,675
Capital Markets ........................................ — 14,132,833 9,896,078 24,028,911
Chemicals ............................................ — 25,047,592 — 25,047,592
Commercial Services & Supplies ............................. — 23,034,522 — 23,034,522
Communications Equipment ................................ — 1,212,241 — 1,212,241
Construction & Engineering ................................ — 8,439,097 13,990,706 22,429,803
Construction Materials .................................... — 4,999,843 — 4,999,843
Consumer Staples Distribution & Retail ........................ — 2,553,961 12,832,741 15,386,702
Containers & Packaging .................................. — 7,850,630 — 7,850,630
Distributors ........................................... — 1,684,961 — 1,684,961
Diversified Consumer Services .............................. — 16,177,899 — 16,177,899
Diversified REITs ....................................... — 915,309 — 915,309
Diversified Telecommunication Services ........................ — 23,140,422 — 23,140,422
Electric Utilities ........................................ — 771,268 — 771,268
Electrical Equipment ..................................... — — 1,638,453 1,638,453
Electronic Equipment, Instruments & Components ................. — 1,188,966 — 1,188,966
Energy Equipment & Services .............................. — 3,205,943 — 3,205,943
Entertainment ......................................... — 28,410,230 — 28,410,230
Financial Services ...................................... — 19,629,198 127,807,010 147,436,208
Food Products ......................................... — 21,174,634 — 21,174,634
Ground Transportation ................................... — 4,275,781 — 4,275,781
Health Care Equipment & Supplies ........................... — 10,104,487 — 10,104,487
Health Care Providers & Services ............................ — 13,876,190 — 13,876,190
Health Care Technology .................................. — 11,502,904 — 11,502,904
Hotels, Restaurants & Leisure .............................. — 42,229,246 5,644,114 47,873,360
Household Durables ..................................... — 9,391,881 — 9,391,881
Household Products ..................................... — 618,702 — 618,702
Independent Power and Renewable Electricity Producers ............ — 2,691,688 — 2,691,688
Insurance ............................................ — 24,879,914 — 24,879,914
Interactive Media & Services ............................... — 6,973,907 — 6,973,907
IT Services ........................................... — 18,218,925 — 18,218,925
Leisure Products ....................................... — 1,138,492 1,058,271 2,196,763
Life Sciences Tools & Services .............................. — 13,937,833 — 13,937,833
Machinery ............................................ — 27,797,748 — 27,797,748
Media ............................................... — 17,010,499 3,885,857 20,896,356
Oil, Gas & Consumable Fuels ............................... — 7,663,646 — 7,663,646
Passenger Airlines ...................................... — 14,505,156 — 14,505,156
Personal Care Products .................................. — 6,496,115 — 6,496,115
Pharmaceuticals ....................................... — 10,783,394 1,311,467 12,094,861
Professional Services .................................... — 26,257,437 — 26,257,437
Real Estate Management & Development ....................... — 1,120,759 1,490,246 2,611,005
Semiconductors & Semiconductor Equipment .................... — 2,382,762 — 2,382,762
Software ............................................. — 62,008,493 — 62,008,493
Specialty Retail ........................................ — 11,177,760 — 11,177,760
Textiles, Apparel & Luxury Goods ............................ — 1,530,628 — 1,530,628
Trading Companies & Distributors ............................ — 8,221,120 1,340,108 9,561,228
Transportation Infrastructure ............................... — 2,892,030 1,314,731 4,206,761
Wireless Telecommunication Services ......................... — 3,331,514 — 3,331,514
Foreign Agency Obligations ................................. — 66,197,635 — 66,197,635
Foreign Government Obligations .............................. — 126,666,099 — 126,666,099
Investment Companies .................................... 671,773,007 — — 671,773,007
Non-Agency Mortgage-Backed Securities ........................ — 872,355,825 7,891,292 880,247,117
Preferred Securities
Banks ............................................... 5,764,278 29,907,431 — 35,671,709
Capital Markets ........................................ — 20,309,480 — 20,309,480
Commercial Services & Supplies ............................. — 11,833,908 — 11,833,908
Consumer Finance ...................................... — 40,325,436 — 40,325,436
Electric Utilities ........................................ — 18,175,301 — 18,175,301
Financial Services ...................................... — 7,493,654 — 7,493,654
Independent Power and Renewable Electricity Producers ............ — 1,711,470 — 1,711,470
Industrial Conglomerates .................................. — 229,566 — 229,566
Insurance ............................................ 15,824,550 8,666,670 — 24,491,220
Multi-Utilities .......................................... — 8,588,292 — 8,588,292
Oil, Gas & Consumable Fuels ............................... — 28,792,731 — 28,792,731
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Level 1 Level 2 Level 3 Total
Technology Hardware, Storage & Peripherals .................... $ — $ 24,342,469 $ — $ 24,342,469
U.S. Government Sponsored Agency Securities .................... — 5,288,951 — 5,288,951
Warrants .............................................. 26,951 — — 26,951
Short-Term Securities
Money Market Funds ...................................... 518,724,542 — — 518,724,542
U.S. Treasury Obligations ................................... — 2,057,882 — 2,057,882
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (268,124) (268,124)
$ 2,909,050,394 $ 9,256,924,749 $ 196,950,816 $ 12,362,925,959
Investments valued at NAV
(b)
...................................... 39,735,483
$ 12,402,661,442
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 531,380 $ — $ 531,380
Equity contracts ........................................... 1,224,705 190,205 — 1,414,910
Foreign currency exchange contracts ............................ 1,122,000 9,454,898 — 10,576,898
Interest rate contracts ....................................... 633,369 — — 633,369
Liabilities
Credit contracts ........................................... — (427,486) — (427,486)
Equity contracts ........................................... — (1,777,372) — (1,777,372)
Foreign currency exchange contracts ............................ (5,458,304) (512,654) — (5,970,958)
Interest rate contracts ....................................... (66,496,821) — — (66,496,821)
$ (68,975,051) $ 7,458,971 $ — $ (61,516,080)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2022 ....................................... $ 10,267,248 $ 72,638 $ 12,110,810 $ 187,906,300 $ 72,835,034 $ (515,438) $ 282,676,592
Transfers into Level 3 ................................................. 841,623 — — 5,913,782 8,720,272 — 15,475,677
Transfers out of Level 3 ................................................ (10,267,248) — (1,481,490) (12,411,624) (55,902,598) — (80,062,960)
Accrued discounts/premiums ............................................. — — (25,720) 302,248 93,319 — 369,847
Net realized gain (loss) ................................................ 2,283,862 (750,032) (1,320,800) (2,154,636) (528,012) — (2,469,618)
Net change in unrealized appreciation (depreciation)
(a)(b)
........................... (95,921) 3,488,136 (15,749,174) (8,786,168) (590,503) 247,314 (21,486,316)
Purchases ......................................................... 254,553 26,902,548 16,879,895 35,468,509 — — 79,505,505
Sales ............................................................ (774,465) (27,027,201) (10,413,520) (22,106,505) (16,736,220) — (77,057,911)
Closing balance, as of July 31, 2023 ........................................
$ 2,509,652 $ 2,686,089 $ 1 $ 184,131,906 $ 7,891,292 $ (268,124) $ 196,950,816
Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023
(b)
.
$ (95,921) $ (23,553,799) $ (8,570,488) $ (9,377,348) $ (903,251) $ 247,314 $ (42,253,493)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Multi-Asset Income Portfolio

See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of
$21,054,836. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Floating Rate Interests ......................... $ 168,004,688 Income Credit Spread 386-632 480
Estimated Recovery
Value
50% —
Non-Agency Mortgage-Backed Securities .............. 7,891,292 Income Credit Spread 517 —
$ 175,895,980
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Statements of Assets and Liabilities
July 31, 2023

Financial Statements
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 1,010,017,452 $ 11,172,696,534
Investments, at value — affiliated
(c)
........................................................................... 292,180,598 1,230,233,032
Cash   .............................................................................................. 380,434 3,116,235
Cash pledged:
Collateral — OTC derivatives ............................................................................. — 563,000
Futures contracts ..................................................................................... 11,617,740 85,981,000
Centrally cleared swaps ................................................................................. — 536,000
Foreign currency, at value
(d)
................................................................................ 7,277,867 53,055,676
Receivables: – –
Investments sold ..................................................................................... 28,367,388 30,158,065
Securities lending income — affiliated ....................................................................... 24,667 25,682
Swaps   ........................................................................................... 1,222 198,756
Capital shares sold .................................................................................... 822,790 12,672,189
Foreign withholding tax claims ............................................................................ — 929,437
Dividends — unaffiliated ................................................................................ 500,681 9,122,374
Dividends — affiliated .................................................................................. 447,261 1,236,393
Interest — unaffiliated .................................................................................. 6,096,935 73,984,701
From the Manager .................................................................................... 26,221 119,392
Due from broker ...................................................................................... — 310,000
Variation margin on futures contracts ........................................................................ 542,920 5,721,598
Swap premiums paid .................................................................................... — 453,266
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 585,871 9,454,898
OTC swaps ......................................................................................... 264 721,585
Prepaid expenses ...................................................................................... 38,241 115,477
Other assets .......................................................................................... 4,288 —
Total assets ..........................................................................................
1,358,932,840 12,691,405,290
LIABILITIES
Collateral on securities loaned .............................................................................. 40,049,722 40,060,706
Payables: – –
Investments purchased ................................................................................. 116,400,112 356,007,000
Accounting services fees ................................................................................ 194,691 402,948
Administration fees .................................................................................... 41,502 355,539
Capital shares redeemed ................................................................................ 3,681,078 33,812,015
Custodian fees ....................................................................................... 108,244 613,425
Deferred foreign capital gain tax ........................................................................... 70,323 2,049,046
Income dividend distributions ............................................................................. 804,404 7,263,381
Investment advisory fees ................................................................................ 476,492 4,628,256
Trustees' and Officer's fees .............................................................................. 2,465 56,447
Other affiliate fees .................................................................................... 14 17,421
Professional fees ..................................................................................... 189,254 377,902
Registration fees ..................................................................................... 10,140 757,432
Service and distribution fees .............................................................................. 52,815 1,446,082
Transfer agent fees ................................................................................... 275,097 2,820,440
Other accrued expenses ................................................................................ 8,734 48,847
Variation margin on centrally cleared swaps ................................................................... — 36,831
Swap premiums received ................................................................................. — 813,601
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 58,581 512,654
OTC swaps ......................................................................................... 15,155 172,306
Unfunded floating rate loan interests ........................................................................ — 268,124
Total liabilities .........................................................................................
162,438,823 452,520,403
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 1,196,494,017 $ 12,238,884,887

Statements of Assets and Liabilities
(continued)
July 31, 2023
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 1,432,764,709 $ 14,422,315,311
Accumulated loss ...................................................................................... (236,270,692) (2,183,430,424)
NET ASSETS .........................................................................................
$ 1,196,494,017 $ 12,238,884,887
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 1,012,674,176 $ 11,287,593,855
(b)
  Securities loaned, at value ............................................................................... $ 39,198,605 $ 39,348,350
(c)
  Investments, at cost — affiliated ........................................................................... $ 295,921,204 $ 1,219,000,334
(d)
  Foreign currency, at cost ................................................................................ $ 7,271,095 $ 53,124,754

Statements of Assets and Liabilities
(continued)
July 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
NET ASSET VALUE
Institutional
Net assets ..........................................................................................
$ 844,522,015 $ 6,755,645,096
Shares outstanding ...................................................................................
101,949,043 686,673,412
Net asset value ......................................................................................
$ 8.28 $ 9.84
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001
Investor A
Net assets ..........................................................................................
$ 130,934,940 $ 4,118,369,562
Shares outstanding ...................................................................................
15,799,776 419,100,537
Net asset value ......................................................................................
$ 8.29 $ 9.83
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001
Investor C
Net assets ..........................................................................................
$ 28,628,929 $ 666,495,078
Shares outstanding ...................................................................................
3,459,469 67,906,295
Net asset value ......................................................................................
$ 8.28 $ 9.81
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001
Class K
Net assets ..........................................................................................
$ 192,408,133 $ 698,375,151
Shares outstanding ...................................................................................
23,214,693 71,021,149
Net asset value ......................................................................................
$ 8.29 $ 9.83
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001

Statements of Operations

Year Ended July 31, 2023
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 8,917,388 $ 106,636,449
Dividends — affiliated .................................................................................. 6,750,553 39,133,619
Interest — unaffiliated .................................................................................. 68,143,220 682,922,548
Securities lending income — affiliated — net .................................................................. 389,159 3,012,481
Foreign taxes withheld ................................................................................. (434,840) (6,103,190)
Foreign withholding tax claims ............................................................................ — 906,850
Total investment income ..................................................................................
83,765,480 826,508,757
EXPENSES
Investment advisory ................................................................................... 7,061,674 68,368,216
Transfer agent — class specific ........................................................................... 822,296 8,057,878
Service and distribution — class specific ..................................................................... 632,984 18,889,798
Accounting services ................................................................................... 522,549 968,778
Administration ...................................................................................... 483,594 4,505,284
Administration — class specific ........................................................................... 237,917 2,664,728
Professional ........................................................................................ 203,860 557,201
Custodian .......................................................................................... 190,530 1,047,051
Registration ........................................................................................ 106,877 353,769
Printing and postage .................................................................................. 20,679 48,168
Trustees and Officer ................................................................................... 17,213 125,353
Miscellaneous ....................................................................................... 112,533 314,553
Total expenses ........................................................................................
10,412,706 105,900,777
Less: – –
Administration fees waived by the Manager — class specific ........................................................ (236,632) (2,638,943)
Fees waived and/or reimbursed by the Manager ................................................................ (1,577,491) (9,527,444)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (326,586) (1,814,947)
Total expenses after fees waived and/or reimbursed ...............................................................
8,271,997 91,919,443
Net investment income ...................................................................................
75,493,483 734,589,314
REALIZED AND UNREALIZED GAIN (LOSS) $ (32,138,124) $ (353,788,203)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................... (67,596,401) (703,930,458)
Investments — affiliated .............................................................................. (3,424,172) (54,743,841)
Forward foreign currency exchange contracts ................................................................ (1,687,780) (62,253,036)
Foreign currency transactions .......................................................................... 253,187 27,196,604
Futures contracts ................................................................................... 27,030 (17,243,516)
Options written .................................................................................... (840,479) (6,574,282)
Swaps   ......................................................................................... 143,214 (613,243)
(73,125,401) (818,161,772)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................................................... 53,320,857 548,148,840
Investments — affiliated .............................................................................. 2,795,861 28,187,944
Forward foreign currency exchange contracts ................................................................ 501,084 14,114,519
Foreign currency translations ........................................................................... 49,743 213,143
Futures contracts ................................................................................... (15,568,837) (128,597,982)
Options written .................................................................................... (7,446) 546,888
Swaps   ......................................................................................... (104,413) 1,509,856
Unfunded floating rate loan interests ...................................................................... 428 250,362
40,987,277 464,373,570
Net realized and unrealized loss .............................................................................
(32,138,124) (353,788,202)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 43,355,359 $ 380,801,112
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ (3,982) $ (188,701)
(b)
Net of increase in deferred foreign capital gain tax of ............................................................. $ (70,323) $ (1,345,013)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Dynamic High Income Portfolio BlackRock Multi-Asset Income Portfolio
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 75,493,483 $ 72,674,043 $ 734,589,314 $ 713,059,681
Net realized loss ........................................................ (73,125,401) (134,271,755) (818,161,772) (441,914,857)
Net change in unrealized appreciation (depreciation) ................................ 40,987,277 (110,739,742) 464,373,570 (1,737,315,841)
Net increase (decrease) in net assets resulting from operations ...........................
43,355,359 (172,337,454) 380,801,112 (1,466,171,017)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (53,096,022) (74,064,675) (415,615,155) (538,326,729)
  Investor A ............................................................ (7,818,570) (11,326,816) (235,670,287) (278,698,873)
  Investor C ............................................................ (1,675,257) (2,688,002) (37,891,832) (58,490,866)
  Class K .............................................................. (12,420,021) (17,941,222) (51,439,897) (62,159,274)
Decrease in net assets resulting from distributions to shareholders .........................
(75,009,870) (106,020,715) (740,617,171) (937,675,742)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(84,896,882) 79,624,881 (2,695,749,717) (572,550,468)
NET ASSETS
Total decrease in net assets .................................................. (116,551,393) (198,733,288) (3,055,565,776) (2,976,397,227)
Beginning of year ..........................................................
1,313,045,410 1,511,778,698 15,294,450,663 18,270,847,890
End of year ..............................................................
$ 1,196,494,017 $ 1,313,045,410 $ 12,238,884,887 $ 15,294,450,663
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Dynamic High Income Portfolio
Institutional
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ..........................
$ 8.47  $ 10.23  $ 9.03  $ 9.65  $ 9.77
Net investment income
(a)
................................
0.51  0.47  0.50  0.53  0.59
Net realized and unrealized gain (loss) .......................
(0.19) (1.54) 1.20  (0.63) (0.11)
Net increase (decrease) from investment operations ............... 0.32  (1.07) 1.70  (0.10) 0.48
Distributions
(b)
– – – – –
From net investment income .............................
(0.51) (0.58) (0.50) (0.46) (0.55)
From net realized gain ..................................
—  (0.11) —  —  —
Return of capital ...................................... —  —  —  (0.06) (0.05)
Total distributions ...................................... (0.51) (0.69) (0.50) (0.52) (0.60)
Net asset value, end of year .............................. $ 8.28  $ 8.47  $ 10.23  $ 9.03  $ 9.65
Total Return
(c)
— — — — —
Based on net asset value ................................. 4.18% (11.04)% 19.22%
(d)
(0.93)% 5.23%
(d)
Ratios to Average Net Assets
(e)
Total expenses ........................................
0.84% 0.81% 0.81% 0.80% 0.80%
Total expenses after fees waived and/or reimbursed ...............
0.65% 0.65% 0.65% 0.65% 0.65%
Net investment income ..................................
6.39% 5.00% 5.12% 5.79% 6.21%
Supplemental Data
Net assets, end of year (000) ............................... $ 844,522  $ 924,072  $ 1,026,159  $ 828,901  $ 898,605
Portfolio turnover rate
(f)
................................... 66%
(g)
59% 77% 94% 69%
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ................................... 189% 196% 180% 215% 180%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Dynamic High Income Portfolio
Investor A
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ..........................
$ 8.47  $ 10.24  $ 9.03  $ 9.66  $ 9.77
Net investment income
(a)
................................
0.49  0.45  0.47  0.51  0.56
Net realized and unrealized gain (loss) .......................
(0.18) (1.56) 1.21  (0.64) (0.10)
Net increase (decrease) from investment operations ............... 0.31  (1.11) 1.68  (0.13) 0.46
Distributions
(b)
– – – – –
From net investment income .............................
(0.49) (0.55) (0.47) (0.44) (0.52)
From net realized gain ..................................
—  (0.11) —  —  —
Return of capital ...................................... —  —  —  (0.06) (0.05)
Total distributions ...................................... (0.49) (0.66) (0.47) (0.50) (0.57)
Net asset value, end of year .............................. $ 8.29  $ 8.47  $ 10.24  $ 9.03  $ 9.66
Total Return
(c)
— — — — —
Based on net asset value ................................. 4.04% (11.35)% 19.04%
(d)
(1.28)% 5.08%
(d)
Ratios to Average Net Assets
(e)
Total expenses ........................................
1.05% 1.03% 1.04% 1.04% 1.05%
Total expenses after fees waived and/or reimbursed ...............
0.90% 0.90% 0.90% 0.90% 0.90%
Net investment income ..................................
6.15% 4.74% 4.87% 5.56% 5.94%
Supplemental Data
Net assets, end of year (000) ............................... $ 130,935  $ 136,426  $ 175,444  $ 147,034  $ 91,064
Portfolio turnover rate
(f)
................................... 66%
(g)
59% 77% 94% 69%
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ................................... 189% 196% 180% 215% 180%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Dynamic High Income Portfolio
Investor C
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ..........................
$ 8.46  $ 10.22  $ 9.02  $ 9.64  $ 9.76
Net investment income
(a)
................................
0.43  0.38  0.40  0.44  0.49
Net realized and unrealized gain (loss) .......................
(0.18) (1.55) 1.20  (0.63) (0.11)
Net increase (decrease) from investment operations ............... 0.25  (1.17) 1.60  (0.19) 0.38
Distributions
(b)
– – – – –
From net investment income .............................
(0.43) (0.48) (0.40) (0.37) (0.45)
From net realized gain ..................................
—  (0.11) —  —  —
Return of capital ...................................... —  —  —  (0.06) (0.05)
Total distributions ...................................... (0.43) (0.59) (0.40) (0.43) (0.50)
Net asset value, end of year .............................. $ 8.28  $ 8.46  $ 10.22  $ 9.02  $ 9.64
Total Return
(c)
— — — — —
Based on net asset value ................................. 3.27% (11.94)% 18.06%
(d)
(1.91)% 4.19%
(d)
Ratios to Average Net Assets
(e)
Total expenses ........................................
1.84% 1.80% 1.80% 1.80% 1.80%
Total expenses after fees waived and/or reimbursed ...............
1.65% 1.65% 1.65% 1.65% 1.65%
Net investment income ..................................
5.39% 4.00% 4.13% 4.79% 5.25%
Supplemental Data
Net assets, end of year (000) ............................... $ 28,629  $ 35,475  $ 46,242  $ 41,749  $ 36,992
Portfolio turnover rate
(f)
................................... 66%
(g)
59% 77% 94% 69%
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ................................... 189% 196% 180% 215% 180%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Dynamic High Income Portfolio
Class K
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ..........................
$ 8.47  $ 10.24  $ 9.04  $ 9.66  $ 9.78
Net investment income
(a)
................................
0.52  0.48  0.50  0.46  0.59
Net realized and unrealized gain (loss) .......................
(0.19) (1.56) 1.20  (0.55) (0.11)
Net increase (decrease) from investment operations ............... 0.33  (1.08) 1.70  (0.09) 0.48
Distributions
(b)
– – – – –
From net investment income .............................
(0.51) (0.58) (0.50) (0.47) (0.55)
From net realized gain ..................................
—  (0.11) —  —  —
Return of capital ...................................... —  —  —  (0.06) (0.05)
Total distributions ...................................... (0.51) (0.69) (0.50) (0.53) (0.60)
Net asset value, end of year .............................. $ 8.29  $ 8.47  $ 10.24  $ 9.04  $ 9.66
Total Return
(c)
— — — — —
Based on net asset value ................................. 4.35% (11.09)% 19.27%
(d)
(0.87)% 5.28%
(d)
Ratios to Average Net Assets
(e)
Total expenses ........................................
0.76% 0.72% 0.72% 0.82% 0.75%
Total expenses after fees waived and/or reimbursed ...............
0.60% 0.60% 0.60% 0.60% 0.59%
Net investment income ..................................
6.44% 5.05% 5.14% 5.05% 6.29%
Supplemental Data
Net assets, end of year (000) ............................... $ 192,408  $ 217,072  $ 263,934  $ 166,657  $ 2,619
Portfolio turnover rate
(f)
................................... 66%
(g)
59% 77% 94% 69%
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ................................... 189% 196% 180% 215% 180%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Multi-Asset Income Portfolio
Institutional
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ...........................
$ 10.04  $ 11.54  $ 10.62  $ 10.85  $ 10.79
Net investment income
(a)
.................................
0.55  0.47  0.49  0.52  0.56
Net realized and unrealized gain (loss) ........................
(0.20) (1.36) 0.91  (0.24) 0.05
Net increase (decrease) from investment operations ................ 0.35  (0.89) 1.40  0.28  0.61
Distributions
(b)
– – – – –
From net investment income ..............................
(0.55) (0.61) (0.48) (0.50) (0.54)
Return of capital ....................................... —  —  —  (0.01) (0.01)
Total distributions ....................................... (0.55) (0.61) (0.48) (0.51) (0.55)
Net asset value, end of year ............................... $ 9.84  $ 10.04  $ 11.54  $ 10.62  $ 10.85
Total Return
(c)
— — — — —
Based on net asset value .................................. 3.77% (8.03)% 13.40%
(d)
2.66% 5.92%
(d)
Ratios to Average Net Assets
(e)
Total expenses .........................................
0.66% 0.65% 0.65% 0.68% 0.66%
Total expenses after fees waived and/or reimbursed ................
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ...................................
5.65% 4.27% 4.36% 4.88% 5.24%
Supplemental Data
Net assets, end of year (000) ................................ $ 6,755,645  $ 8,470,092  $ 10,280,019  $ 9,311,984  $ 9,432,829
Portfolio turnover rate
(f)
.................................... 56%
(g)
57% 74% 86% 67%
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ................................... 120% 130% 135% 148% 127%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Multi-Asset Income Portfolio
Investor A
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ...........................
$ 10.03  $ 11.53  $ 10.61  $ 10.84  $ 10.78
Net investment income
(a)
.................................
0.52  0.44  0.46  0.49  0.53
Net realized and unrealized gain (loss) ........................
(0.19) (1.36) 0.91  (0.24) 0.06
Net increase (decrease) from investment operations ................ 0.33  (0.92) 1.37  0.25  0.59
Distributions
(b)
– – – – –
From net investment income ..............................
(0.53) (0.58) (0.45) (0.47) (0.52)
Return of capital ....................................... —  —  —  (0.01) (0.01)
Total distributions ....................................... (0.53) (0.58) (0.45) (0.48) (0.53)
Net asset value, end of year ............................... $ 9.83  $ 10.03  $ 11.53  $ 10.61  $ 10.84
Total Return
(c)
— — — — —
Based on net asset value .................................. 3.51% (8.27)% 13.13%
(d)
2.41% 5.65%
(d)
Ratios to Average Net Assets
(e)
Total expenses .........................................
0.89% 0.89% 0.88% 0.90% 0.90%
Total expenses after fees waived and/or reimbursed ................
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ...................................
5.41% 4.03% 4.10% 4.64% 4.95%
Supplemental Data
Net assets, end of year (000) ................................ $ 4,118,370  $ 4,786,022  $ 5,383,460  $ 4,521,699  $ 4,109,096
Portfolio turnover rate
(f)
.................................... 56%
(g)
57% 74% 86% 67%
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ................................... 120% 130% 135% 148% 127%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Multi-Asset Income Portfolio
Investor C
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ...........................
$ 10.02  $ 11.51  $ 10.59  $ 10.82  $ 10.77
Net investment income
(a)
.................................
0.45  0.36  0.37  0.41  0.45
Net realized and unrealized gain (loss) ........................
(0.20) (1.35) 0.91  (0.24) 0.05
Net increase (decrease) from investment operations ................ 0.25  (0.99) 1.28  0.17  0.50
Distributions
(b)
– – – – –
From net investment income ..............................
(0.46) (0.50) (0.36) (0.39) (0.44)
Return of capital ....................................... —  —  —  (0.01) (0.01)
Total distributions ....................................... (0.46) (0.50) (0.36) (0.40) (0.45)
Net asset value, end of year ............................... $ 9.81  $ 10.02  $ 11.51  $ 10.59  $ 10.82
Total Return
(c)
— — — — —
Based on net asset value .................................. 2.63% (8.89)% 12.30%
(d)
1.64% 4.77%
(d)
Ratios to Average Net Assets
(e)
Total expenses .........................................
1.67% 1.66% 1.65% 1.68% 1.67%
Total expenses after fees waived and/or reimbursed ................
1.55% 1.55% 1.55% 1.55% 1.55%
Net investment income ...................................
4.64% 3.26% 3.36% 3.88% 4.24%
Supplemental Data
Net assets, end of year (000) ................................ $ 666,495  $ 1,010,613  $ 1,498,142  $ 1,757,991  $ 2,323,407
Portfolio turnover rate
(f)
.................................... 56%
(g)
57% 74% 86% 67%
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ................................... 120% 130% 135% 148% 127%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Multi-Asset Income Portfolio
Class K
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ...........................
$ 10.04  $ 11.53  $ 10.61  $ 10.84  $ 10.79
Net investment income
(a)
.................................
0.55  0.47  0.49  0.52  0.56
Net realized and unrealized gain (loss) ........................
(0.20) (1.35) 0.91  (0.24) 0.05
Net increase (decrease) from investment operations ................ 0.35  (0.88) 1.40  0.28  0.61
Distributions
(b)
– – – – –
From net investment income ..............................
(0.56) (0.61) (0.48) (0.50) (0.55)
Return of capital ....................................... —  —  —  (0.01) (0.01)
Total distributions ....................................... (0.56) (0.61) (0.48) (0.51) (0.56)
Net asset value, end of year ............................... $ 9.83  $ 10.04  $ 11.53  $ 10.61  $ 10.84
Total Return
(c)
— — — — —
Based on net asset value .................................. 3.71% (7.90)% 13.47%
(d)
2.71% 5.87%
(d)
Ratios to Average Net Assets
(e)
Total expenses .........................................
0.60% 0.59% 0.58% 0.60% 0.60%
Total expenses after fees waived and/or reimbursed ................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ...................................
5.70% 4.34% 4.41% 4.93% 5.28%
Supplemental Data
Net assets, end of year (000) ................................ $ 698,375  $ 1,027,724  $ 1,109,227  $ 916,969  $ 760,635
Portfolio turnover rate
(f)
.................................... 56%
(g)
57% 74% 86% 67%
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ................................... 120% 130% 135% 148% 127%
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the
Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Multi-Asset Income does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of
Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.
Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Dynamic High Income Portfolio ........................................ Dynamic High Income Diversified
BlackRock Multi-Asset Income Portfolio .......................................... Multi-Asset Income Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of July 31, 2023, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Multi-Asset Income CML La Quinta Resort, Term Loan ..................... $ 1,666,776 $ 1,666,776 $ 1,617,125 $ (49,651)
Multi-Asset Income CML Lake Tahoe Resort Hotel, Term Loan ................ 1,648,352 1,648,307 1,581,244 (67,063)
Multi-Asset Income CML Paradise Plaza, Term Loan ...................... 704,320 704,320 683,624 (20,696)
Multi-Asset Income CML ST Regis Aspen, Term Loan ...................... 514,919 512,859 496,298 (16,561)
Multi-Asset Income Park Avenue Tower, Term Loan ....................... 637,676 637,676 590,564 (47,112)
Multi-Asset Income Sheraton Austin, Term Loan .......................... 1,606,621 1,606,621 1,556,834 (49,787)
Multi-Asset Income The Vinoy St. Petersburg, Term Loan ................... 371,875 371,875 354,621 (17,254)

Notes to Financial Statements
(continued)

Notes to Financial Statements
collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any,  are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Dynamic High Income
Citigroup Global Markets, Inc. .................... $ 15,436,730 $ (15,436,730) $ — $ —
J.P. Morgan Securities LLC ...................... 17,742,500 (17,742,500) — —
Mizuho Securities USA LLC ..................... 5,813,500 (5,813,500) — —
Morgan Stanley .............................. 205,875 (205,875) — —
$ 39,198,605 $ (39,198,605) $ — $ —
Multi-Asset Income
BofA Securities, Inc. ........................... 766,944 (766,944) — —
Goldman Sachs & Co. LLC ...................... 38,581,406 (38,581,406) — —
$ 39,348,350 $ (39,348,350) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Funds'
Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the

Notes to Financial Statements
(continued)

Notes to Financial Statements
protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

For such services, Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High
Income’s net assets:
For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that are attributable to Multi-Asset Income’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited
(“BSL”) and BlackRock Asset Management North Asia Limited (“BAMNA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of each Fund for which BIL, BSL and BAMNA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
$1 billion - $2 billion ..................................................................................................... 0.550
$2 billion - $3 billion ..................................................................................................... 0.525
Greater than $3 billion ................................................................................................... 0.500
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Dynamic High Income .............................................................................. $ 320,253 $ 312,731 $ 632,984
Multi-Asset Income ............................................................................... 10,807,554 8,082,244 18,889,798
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 167,221 $ 25,620 $ 6,255 $ 38,821 $ 237,917
Multi-Asset Income .............................................................. 1,459,601 864,604 161,645 178,878 2,664,728

Notes to Financial Statements
(continued)

Notes to Financial Statements
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2023, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended July 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the year ended July 31, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A
Shares as follows:
For the year ended July 31, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended July 31, 2023, the amounts waived were as follows:
With respect to Dynamic High Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated ETFs that have a contractual management fee through June 30, 2024. With respect to Multi-Asset Income, the
Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income ETFs that have a contractual management fee through June 30, 2024. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of
Operations. For the year ended July 31, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name Institutional Investor A Total
Dynamic High Income ............................................................................... $ 3,339 $ 443 $ 3,782
Multi-Asset Income ................................................................................ 62,043 5 62,048
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 1,784 $ 1,945 $ 2,287 $ 381 $ 6,397
Multi-Asset Income .............................................................. 14,644 43,349 17,781 1,838 77,612
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 721,540 $ 65,895 $ 25,914 $ 8,947 $ 822,296
Multi-Asset Income .............................................................. 5,174,140 2,244,388 610,626 28,724 8,057,878
Fund Name Other Fees
Dynamic High Income ...................................................................................................... $ 5,196
Multi-Asset Income ....................................................................................................... 43,635
Fund Name Investor A Investor C
Dynamic High Income ........................................................................................... $ 7,007 $ 1,665
Multi-Asset Income ............................................................................................ 196,193 26,640
Fund Name Amounts Waived
Dynamic High Income .................................................................................................. $ 43,368
Multi-Asset Income ................................................................................................... 338,019
Fund Name Amount Waived
Dynamic High Income ...................................................................................................... $ 315,225
Multi-Asset Income ....................................................................................................... 3,136,177
Fund Name Institutional Investor A Investor C Class K
Dynamic High Income ................................................................... 0.65% 0.90% 1.65% 0.60%
Multi-Asset Income .................................................................... 0.55 0.80 1.55 0.50

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended July 31, 2023, the amounts included in fees waived and/
or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended July 31, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
July 31, 2023, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Dynamic High Income is currently permitted to borrow and lend, and Multi-Asset Income is currently permitted to borrow under the Interfund Lending
Program.
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Dynamic High Income ........................................................................................................ $ 1,218,898
Multi-Asset Income ......................................................................................................... 6,053,248
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Dynamic High Income
Institutional .................................................................................... $ 167,221 $ 303,9 10
Investor A ..................................................................................... 24,335 3,175
Investor C ..................................................................................... 6,255 10,554
Class K ...................................................................................... 38,821 8,947
$ 236,632 $ 326,5 86
Multi-Asset Income
Institutional .................................................................................... 1,457,563 1,491,813
Investor A ..................................................................................... 841,073 89,986
Investor C ..................................................................................... 161,429 204,424
Class K ...................................................................................... 178,878 28,724
$ 2,638,943 $ 1,814,947
Fund Name Amounts
Dynamic High Income ...................................................................................................... $ 74,692
Multi-Asset Income ....................................................................................................... 552,553

Notes to Financial Statements
(continued)

Notes to Financial Statements
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2023, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2023, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended July 31, 2023, purchases and sales of investments, excluding short-term investments and equity linked notes, were as follows:
For the year ended July 31, 2023, purchases and sales related to equity-linked notes were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
The tax character of distributions paid was as follows:
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Dynamic High Income ................................................................... $ 55,653 $ 627,955 $ 7,990
Multi-Asset Income .................................................................... 5,482,989 111,815,376 (7,687,536)
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Dynamic High Income ................................................... $ 12,534,611 $ 12,464,990 $ 596,116,106 $ 589,409,773
Multi-Asset Income .................................................... 147,529,273 146,709,844 6,356,067,845 8,434,528,171
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 1,527,990,392 $ 1,536,922,504
Multi-Asset Income .................................................................................... 8,908,658,884 9,078,124,703
Fund Name
Year Ended
07/31/23
Year Ended
07/31/22
BlackRock Dynamic High Income Portfolio
Ordinary income ........................................................................................... $ 75,009,870 $ 95,837,207
Long-term capital gains — 10,183,508
$ 75,009,870 $ 106,020,715
BlackRock Multi-Asset Income Portfolio
Ordinary income ........................................................................................... $ 740,617,171 $ 937,675,742

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

As of July 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and the characterization of corporate actions.
As of July 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Dynamic High Income .................................................... $ 579,504 $ (224,633,246) $ (12,216,950) $ (236,270,692)
Multi-Asset Income ..................................................... 6,535,103 (1,886,083,686) (303,881,841) (2,183, 430 ,4 24 )
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dynamic High Income .............................................. $ 1,313,339,062 $ 44,766,308 $ (55,907,639) $ (11,141,331)
Multi-Asset Income ................................................ 12,569,782,066 572,836,324 (738,993,503) (166,157,179)

Notes to Financial Statements
(continued)

Notes to Financial Statements
inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial products contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
07/31/23
Year Ended
07/31/22
Fund Name/Share Class
Shares Amount Shares Amount
Dynamic High Income
Institutional
Shares sold ..........................................
32,346,905 $ 260,199,354 42,396,490 $ 398,538,767
Shares issued in reinvestment of distributions .....................
5,727,254 45,846,456 6,769,796 64,514,270
Shares redeemed ......................................
(45,226,477) (363,418,911) (40,355,392) (371,633,906)
(7,152,318) $ (57,373,101) 8,810,894 $ 91,419,131

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

As of July 31, 2023, BlackRock HoldCo 2, Inc., an affiliate of the Funds, owned 22,548 Class K Shares of Dynamic High Income.
12. Foreign Withholdings Tax Claims
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which Multi-Asset Income is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
07/31/23
Year Ended
07/31/22
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold and automatic conversion of shares ....................
4,632,856 $ 37,169,057 3,831,269 $ 36,485,419
Shares issued in reinvestment of distributions .....................
874,133 7,004,369 1,066,225 10,186,984
Shares redeemed ......................................
(5,807,876) (46,630,803) (5,937,578) (55,225,121)
(300,887) $ (2,457,377) (1,040,084) $ (8,552,718)
Investor C
Shares sold ..........................................
295,625 $ 2,352,129 712,076 $ 6,989,387
Shares issued in reinvestment of distributions .....................
194,141 1,551,885 260,335 2,488,195
Shares redeemed and automatic conversion of shares ................
(1,222,508) (9,795,650) (1,303,608) (12,132,017)
(732,742) $ (5,891,636) (331,197) $ (2,654,435)
Class K
Shares sold ..........................................
1,832,564 $ 14,793,866 2,623,820 $ 25,248,655
Shares issued in reinvestment of distributions .....................
1,549,371 12,406,510 1,879,992 17,923,710
Shares redeemed ......................................
(5,782,161) (46,375,144) (4,670,862) (43,759,462)
(2,400,226) $ (19,174,768) (167,050) $ (587,097)
(10,586,173) $ (84,896,882) 7,272,563 $ 79,624,881
Multi-Asset Income
Institutional
Shares sold ..........................................
142,795,998 $ 1,385,885,232 184,386,912 $ 2,011,974,898
Shares issued in reinvestment of distributions .....................
38,787,272 374,683,322 44,512,743 485,392,730
Shares redeemed ......................................
(338,517,261) (3,270,617,502) (276,090,579) (2,966,159,500)
(156,933,991) $ (1,510,048,948) (47,190,924) $ (468,791,872)
Investor A
Shares sold and automatic conversion of shares ....................
56,685,011 $ 549,117,775 94,460,985 $ 1,036,572,115
Shares issued in reinvestment of distributions .....................
22,995,367 221,912,948 24,205,529 263,402,870
Shares redeemed ......................................
(137,812,224) (1,332,209,327) (108,458,282) (1,166,421,952)
(58,131,846) $ (561,178,604) 10,208,232 $ 133,553,033
Investor C
Shares sold ..........................................
3,007,887 $ 29,070,713 7,966,796 $ 88,232,008
Shares issued in reinvestment of distributions .....................
3,839,485 36,981,660 5,220,251 56,988,246
Shares redeemed and automatic conversion of shares ................
(39,836,953) (384,805,017) (42,417,048) (457,900,429)
(32,989,581) $ (318,752,644) (29,230,001) $ (312,680,175)
Class K
Shares sold ..........................................
15,891,255 $ 153,320,514 26,749,257 $ 294,557,574
Shares issued in reinvestment of distributions .....................
5,158,042 49,793,424 5,615,627 61,056,440
Shares redeemed ......................................
(52,439,011) (508,883,459) (26,117,344) (280,245,468)
(31,389,714) $ (305,769,521) 6,247,540 $ 75,368,546
(279,445,132) $ (2,695,749,717) (59,965,153) $ (572,550,468)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
BlackRock Funds II and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting BlackRock Funds II, hereafter collectively referred to as the "Funds") as of July 31, 2023, the related statements of operations for the year ended July 31,
2023, the statements of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2023 and each of the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 26, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Important Tax Information
(unaudited)
2023
BlackRock Annual Report to Shareholders

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2023:
Fund Name
Qualified Dividend
Income
Dynamic High Income ................................................................................................ $ 9,356,282
Multi-Asset Income ................................................................................................. 133,267,900
Fund Name Federal Obligation Interest
Dynamic High Income ................................................................................................ $ 643,923
Multi-Asset Income ................................................................................................. 3,640,769
Fund Name
Dividends-Received
Deduction
Dynamic High Income .................................................................................................. 5.61%
Multi-Asset Income ................................................................................................... 6.39
Fund Name Interest Dividends
Dynamic High Income ................................................................................................ $ 38,016,360
Multi-Asset Income ................................................................................................. 439,563,194
Fund Name
Interest-Related
Dividends
Dynamic High Income ................................................................................................ $ 30,120,663
Multi-Asset Income ................................................................................................. 268,330,050

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 18, 2023 (the “April
Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Dynamic High Income Portfolio (“Dynamic High Income Portfolio”) and BlackRock Multi-Asset Income Portfolio (the “Multi-Asset Income Portfolio”)
(each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval of the sub-advisory agreements between the Manager and (a) BlackRock (Singapore) Limited (“BSL”) with respect to
Dynamic High Income Portfolio (the “BSL Dynamic High Income Sub-Advisory Agreement”); (b) BlackRock Asset Management North Asia Limited (“BNA”) with respect to Dynamic High Income Portfolio (the “BNA Dynamic High Income Sub-Advisory Agreement”); (c) BlackRock International Limited (“BIL” and together with BNA and
BSL, the “Sub-Advisors”) with respect to Dynamic High Income Portfolio (the “BIL Dynamic High Income Sub-Advisory Agreement”); (d) BSL with respect to Multi-Asset
Income Portfolio (the “BSL Multi-Asset Income Sub-Advisory Agreement” and together with the BSL Dynamic High Income Sub-Advisory Agreement, the “BSL Sub-Advisory
Agreements”); (e) BNA with respect to Multi-Asset Income Portfolio (the “BNA Multi-Asset Income Sub-Advisory Agreement” and together with the BNA Dynamic High
Income Sub-Advisory Agreement, the “BNA Sub-Advisory Agreements”); and (f) BIL with respect to Multi-Asset Income Portfolio (the “BIL Multi-Asset Income Sub-Advisory
Agreement” and together with the BIL Dynamic High Income Sub-Advisory Agreement, the “BIL Sub-Advisory Agreements”). The BNA Sub-Advisory Agreements, the BSL
Sub-Advisory Agreements and the BIL Sub-Advisory Agreements are collectively referred to herein as the “Sub-Advisory Agreements.” The Manager and the Sub-Advisors
are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Annual Report to Shareholders

and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers;
(e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds;
and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Funds facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Multi-Asset Income Portfolio ranked in the first, third and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods. The Board also reviewed and considered the Fund’s performance relative to certain volatility metrics. The Board noted that BlackRock believes that performance relative to the volatility metrics are also appropriate performance metrics for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-, three- and five-year periods reported, Dynamic High Income Portfolio ranked in fourth quartile against its Morningstar
Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.
The Board was informed that, among other things, the Fund’s performance was challenged in part due to the Fund’s intentional global diversification relative to the U.S.
centric positioning of key peers. U.S. equities heavily outperformed virtually all other equities over the one-, three- and five-year periods. The Board and BlackRock discussed
BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Dynamic High Income Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that Multi-Asset Income Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and each Board have contractually agreed to a cap on the pertinent Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Annual Report to Shareholders

applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, (ii) the BNA Sub-Advisory Agreements between the Manager and BNA with respect to the pertinent Fund, (iii) the BSL Sub-Advisory Agreements between the
Manager and BSL with respect to the pertinent Fund, and (iv) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to the pertinent Fund, each for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board and
Trustee
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 169 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2019)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof from 2018 to 2022; Advisory Board Member,
Bridges Fund Management since 2016; Practitioner Advisory
Board Member, Private Capital Research Institute ("PCRI") since
2017; Lecturer in the Practice of Management, Yale School of
Management since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member, Tostan
since 2021; Member of the President's Counsel, Commonfund
since 2023.
28 RICs consisting of 169 Portfolios None
Collette Chilton
1958
Trustee
(Since 2019)
Chief Investment Officer, Williams College from 2006 to 2023;
Chief Investment Officer, Lucent Asset Management Corporation
from 1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
28 RICs consisting of 169 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 169 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2016)
Director, Pioneer Legal Institute since 2023; Director, Charles
Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer,
Harvard Business School from 2008 to 2021; FMR LLC/Fidelity
Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic
Corporate Initiatives and Executive Vice President and General
Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 169 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022. 28 RICs consisting of 169 Portfolios GrafTech International Ltd.
(materials manufacturing);
Sealed Air Corp.
(packaging); WABCO
(commercial vehicle
safety systems) from 2015
to 2020; Hertz Global
Holdings (car rental) from
2015 to 2021.
Cynthia A. Montgomery
1952
Trustee
(Since 2019)
Professor, Harvard Business School since 1989. 28 RICs consisting of 169 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Trustee
(Since 2015)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee
thereof since 2020; Director, Athena Capital Advisors LLC
(investment management firm) from 2013 to 2020; Trustee,
Vice Chair, Member of the Executive Committee and Chair of
the Investment Committee, Cornell University from 2004 to
2019; President and Trustee, the Center for the Arts, Jackson
Hole from 2011 to 2018; Member of the Board and Investment
Committee, University School from 2007 to 2018; Member of
Affordable Housing Supply Board of Jackson, Wyoming since
2017; Member, Investment Funds Committee, State of Wyoming
since 2017; Trustee, Artstor (a Mellon Foundation affiliate) from
2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since 2014.
28 RICs consisting of 169 Portfolios None
Kenneth L. Urish
1951
Trustee
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
2001, Emeritus since 2022; Principal, UP Strategic Wealth
Investment Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee, Pittsburgh
Catholic Publishing Associates from 2003 to 2008; Director, Inter-
Tel from 2006 to 2007; Member, Advisory Board, ESG Competent
Boards since 2020.
28 RICs consisting of 169 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2019)
Advisory Board Member, Grossman School of Business at the
University of Vermont since 2023; Advisory Board Member,
Scientific Financial Systems since 2022; General Partner of Neon
Liberty Capital Management, LLC since 2003; Chief Operating
Officer and Chief Financial Officer of Liberty Square Asset
Management, LP from 1998 to 2015; Director, Boston Hedge
Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock
Ski Runners from 2013 to 2022.
28 RICs consisting of 169 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Mark
Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 273 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 275 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2022, Joseph P. Platt retired as a Trustee of the Trust.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.

Additional Information

Additional Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock (Singapore) Limited
079912 Singapore
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
DHIMAIP-7/23-AR

Item 2 – Code of Ethics --
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.
The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$57,065	$54,300	$0	$0	$0	$0	$0	$0
BlackRock Multi-Asset Income Portfolio	$79,487	$75,700	$0	$0	$0	$0	$172	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

 (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$0	$0
BlackRock Multi-Asset Income Portfolio	$172	$0

.

(
h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

  <<section 302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section 906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     __/s/ John M. Perlowski_______________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: September 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     __/s/ John M. Perlowski________________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: September 26, 2023

By:     __/s/ Trent Walker____________________
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: September 26, 2023